  Genworth Life of New York VA Separate Account 1 (formerly, GE Capital Life
                             Separate Account II)
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:
    Genworth Life Insurance Company of New York (formerly, GE Capital Life
                        Assurance Company of New York)
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") issued on or after the later of May 1, 2003 or the date on which New York State insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York) (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, Genworth Life of New York VA Separate Account 1 (formerly, GE Capital Life Separate Account II) (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund -- Series I shares/1/
AIM V.I. Global Real Estate Fund -- Series II shares (formerly, AIM V.I. Real
  Estate Fund)
AIM V.I. Large Cap Growth Fund -- Series I shares/2/

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares**

/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.
/2/ On June 12, 2006, the AIM V.I. Blue Chip Fund merged into the AIM V.I.
    Large Cap Growth Fund.

DWS Variable Series II (formerly, Scudder Variable Series II):
DWS Technology VIP -- Class B Shares (formerly, Scudder Technology Growth
  Portfolio)
DWS Dreman High Return Equity VIP -- Class B Shares (formerly, SVS Dreman High
  Return Equity Portfolio)
DWS Dreman Small Mid Cap Value VIP -- Class B Shares (formerly, DWS Dreman
  Small Cap Value VIP)

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Fidelity(R) Variable Insurance Products Fund:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Large Cap Growth Securities Fund -- Class 2 Shares
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Global Asset Allocation Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced Portfolio 1
JPMorgan Insurance Trust Core Bond Portfolio 1
JPMorgan Insurance Trust Diversified Equity Portfolio 1
JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
JPMorgan Insurance Trust Equity Index Portfolio 1
JPMorgan Insurance Trust Government Bond Portfolio 1
JPMorgan Insurance Trust Intrepid Growth Portfolio 1 (formerly, JPMorgan
  Insurance Trust Large Cap Growth Portfolio 1)
JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1

MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
High Yield Portfolio* -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

J.P. Morgan Series Trust II:
Bond Portfolio
International Equity Portfolio
Mid Cap Value Portfolio
Small Company Portfolio
U.S. Large Cap Core Equity Portfolio

* These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

** The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured


/1/ GE Investments Funds, Inc. recently adopted a multiple class plan for the Total Return Fund that took effect on May 1, 2006. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. The Subaccount will invest in Class 3 shares, a new share class of the Total Return Fund, for contracts issued on or after May 1, 2006.

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This product has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits with the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2006 (as amended on January 5, 2007), which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2006 (as amended on January 5, 2007).

Table of Contents

Definitions......................................................  6

Fee Tables.......................................................  8
   Examples...................................................... 11

Synopsis......................................................... 12

Condensed Financial Information.................................. 15

Investment Results............................................... 15

Financial Statements............................................. 16

The Company...................................................... 16

The Separate Account............................................. 16
   The Portfolios................................................ 16
   Subaccounts................................................... 17
   Voting Rights................................................. 23
   Asset Allocation Program...................................... 23

The Guarantee Account............................................ 29

Charges and Other Deductions..................................... 30
   Transaction Expenses.......................................... 30
   Deductions from the Separate Account.......................... 31
   Charges for the Living Benefit Rider Options.................. 32
   Charges for the Death Benefit Rider Options................... 33
   Other Charges................................................. 33

The Contract..................................................... 33
   Purchase of the Contract...................................... 33
   Ownership..................................................... 34
   Assignment.................................................... 35
   Purchase Payments............................................. 35
   Valuation Day and Valuation Period............................ 35
   Allocation of Purchase Payments............................... 35
   Enhanced Payment Benefit Option............................... 36
   Valuation of Accumulation Units............................... 36

Transfers........................................................ 37
   Transfers Before the Annuity Commencement Date................ 37
   Transfers From the Guarantee Account to the Subaccounts....... 37
   Transfers From the Subaccounts to the Guarantee Account....... 37
   Transfers Among the Subaccounts............................... 38
   Telephone/Internet Transactions............................... 39
   Confirmation of Transactions.................................. 39
   Special Note on Reliability................................... 39
   Transfers By Third Parties.................................... 39
   Special Note on Frequent Transfers............................ 40
   Dollar Cost Averaging Program................................. 41
   Portfolio Rebalancing Program................................. 42
   Guarantee Account Interest Sweep Program...................... 43


Surrenders and Partial Withdrawals...............................  44
   Surrenders and Partial Withdrawals............................  44
   Systematic Withdrawal Program.................................  45
   Guaranteed Minimum Withdrawal Benefit for Life Rider Option...  46

Death of Owner and/or Annuitant..................................  57
   Distribution Provisions Upon Death of Owner or Joint Owner....  57
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date...........................................  58
   Annual Step-Up Death Benefit Option...........................  58
   Termination of Death Benefit Rider Option When Contract
     Assigned or Sold............................................  59
   How to Claim Proceeds and/or Death Benefit Payments...........  59
   Distribution Rules When Death Occurs Before Income Payments
     Begin.......................................................  60
   Distribution Rules When Death Occurs After Income Payments
     Begin.......................................................  60

Income Payments..................................................  60
   Optional Payment Plans........................................  62
   Variable Income Payments......................................  63
   Transfers After the Annuity Commencement Date.................  63
   Payment Protection Rider Options..............................  64

Tax Matters......................................................  81
   Introduction..................................................  81
   Taxation of Non-Qualified Contracts...........................  81
   Section 1035 Exchanges........................................  84
   Qualified Retirement Plans....................................  84
   Federal Income Tax Withholding................................  87
   State Income Tax Withholding..................................  87
   Tax Status of the Company.....................................  87
   Changes in the Law............................................  87

Requesting Payments..............................................  87

Sale of the Contracts............................................  88

Additional Information...........................................  90
   Owner Questions...............................................  90
   Return Privilege..............................................  90
   State Regulation..............................................  90
   Evidence of Death, Age, Gender or Survival....................  90
   Records and Reports...........................................  90
   Other Information.............................................  90
   Legal Proceedings.............................................  91

Appendix A -- Examples of the Available Death Benefits........... A-1

Appendix B -- Condensed Financial Information.................... B-1

Table of Contents -- Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, each one year period following the Benefit Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Gross Withdrawal -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, an amount withdrawn from Contract Value, including any surrender charges, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Income Start Date -- For the Payment Protection Rider, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of the Payment Protection Rider.

Income Start Value -- For the Payment Protection Rider, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. The Investment Strategy is required in order to receive the full benefit under the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of the Payment Protection Rider.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all markets.

Rider Death Benefit -- The death benefit payable under the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

Separate Account -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- The amount used to establish the Withdrawal Limit for benefits under the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
                                                   ------------------
 Transfer Charge                                       $10.00/3/
---------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 over a period of 9 years for each purchase payment received. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after January 5, 2007.

Periodic Charges Other Than Portfolio Expenses
-------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
-------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                               1.30%
-------------------------------------------------------------------------------------
  Administrative Expense Charge                                   0.15%
-------------------------------------------------------------------------------------
Optional Benefit
 (as a percentage of your average daily net assets in the Separate Account)
-------------------------------------------------------------------------------------
                                                     Current Charge Maximum Charge/2/
                                                     --------------------------------
  Enhanced Payment Benefit Option                        0.15%           0.15%
-------------------------------------------------------------------------------------
Living Benefit Rider Options/3/
 (as a percentage of your average daily net assets in the Separate Account)
-------------------------------------------------------------------------------------
                                                     Current Charge Maximum Charge/2/
                                                     --------------------------------
Guaranteed Minimum Withdrawal Benefit for Life Rider
  Single Annuitant Contract                              0.60%           2.00%
                                                     -------------------------------
  Joint Annuitant Contract                               0.75%           2.00%
-------------------------------------------------------------------------------------
Payment Protection Variable Annuity Rider
  Single Annuitant Contract                              0.50%           1.25%
                                                     -------------------------------
  Joint Annuitant Contract                               0.65%           1.25%
-------------------------------------------------------------------------------------
Death Benefit Rider Options/4/
 (as a percentage of your Contract Value at the time the charge is taken)/5/
-------------------------------------------------------------------------------------
                                                     Current Charge Maximum Charge/2/
                                                     --------------------------------
Annual Step-Up Death Benefit Rider Option                0.20%           0.20%
-------------------------------------------------------------------------------------
                                                     Current Charge  Maximum Charge
                                                     --------------------------------
Maximum Total Separate Account Annual Expenses/6/        2.55%           3.80%
-------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/None of the living benefit riders may be elected together or in any combination. Only one may be elected and, if so, must be elected at the time of application. We reserve the right to discontinue offering any rider option at any time for any reason.

/4/The Annual Step-Up Death Benefit Rider Option may be elected with a living benefit rider at the time of application.

/5/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Enhanced Payment Benefit Option, the Annual Step-Up Death Benefit Rider Option and the Guaranteed Minimum Withdrawal Benefit for Life Rider Option as a Joint Annuitant Contract. If another combination optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see "Sales of the Contract" provision of this prospectus.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued prior to January 5, 2007.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------
Annual Contract Charge                                                 $30.00/1/
--------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                      1.30%
--------------------------------------------------------------------------------------------
  Administrative Expense Charge                                          0.15%
--------------------------------------------------------------------------------------------
Optional Benefits/2/
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------
                                                            Current Charge Maximum Charge/3/
                                                            --------------------------------
  Enhanced Payment Benefit Option                               0.15%           0.15%
--------------------------------------------------------------------------------------------
  Payment Protection Rider Option                               0.40%           1.00%
--------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit for Life Rider Option
  Single Annuitant Contract                                     0.60%           2.00%
                                                            -------------------------------
  Joint Annuitant Contract                                      0.75%           2.00%
--------------------------------------------------------------------------------------------
Optional Benefits/4/
 (as a percentage of your Contract Value at the time the charge is taken)/5/
--------------------------------------------------------------------------------------------
  Annual Step-Up Death Benefit Rider Option                     0.20%           0.20%
--------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses/6/               2.20%           3.45%
--------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/The Enhanced Payment Benefit Option, the Payment Protection Rider Option and the Guaranteed Minimum Withdrawal Benefit for Life Rider Option may not be elected together or in any combination. Only one may be elected and, if so, must be elected at the time of application. We reserve the right to discontinue offering any rider option at any time for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed not to exceed.

/4/The Annual Step-Up Death Benefit Rider Option is not available with the
   Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

/5/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Guaranteed Minimum Withdrawal Benefit for Life Rider Option as a Joint Annuitant Contract. If another combination optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see "Sales of the Contract" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/              Minimum Maximum
---------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (before fee waivers or reimbursements)    0.55%   1.72%
---------------------------------------------------------

/1/Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2005. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 2.51%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

For contracts issued on or after January 5, 2007, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option;

  .  elected the Guaranteed Minimum Withdrawal Benefit for Life Rider Option;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

The examples do not reflect any enhanced payment benefit, although they do reflect the charge for the Enhanced Payment Benefit Option. If they did reflect the enhanced payment benefit, the expenses shown would be higher.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,280      $2,337      $3,376       $5,937

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $560       $1,707      $2,836       $5,577

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily at an effective annual rate of the assets in the Separate Account).

  . a maximum charge of 2.00% for the Guaranteed Minimum Withdrawal Benefit for Life Rider Option (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (an annual rate as a percentage of Contract Value).

If the optional benefits are not elected, the expense figures shown above would be lower.

For contracts issued prior to January 5, 2007, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Guaranteed Minimum Withdrawal Benefit for Life Rider Option;
     and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,086      $2,169      $3,153       $5,342

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $546       $1,629      $2,703       $5,342

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . a maximum charge of 2.00% for the Guaranteed Minimum Withdrawal Benefit for Life Rider Option (deducted daily at an effective annual rate of the assets in the Separate Account).

If the optional benefits are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from a Payment Protection Plan will be made in accordance with the terms of the Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Protection Rider Options" provisions in this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Payment Protection Rider Option" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

What charges are associated with this contract? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for nine years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. We also charge for the optional riders. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision in this prospectus.

We also offer other variable annuity contracts through the Separate Account which also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision in this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if the Payment Protection Rider is elected at the time of application) if any Annuitant is still living. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of Owner and/or Annuitant" provision in this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "Guarantee Account" provisions in this prospectus. In addition, if you elected one of the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Option" and "Income
Payments -- Payment Protection Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision for more information. If you elected one of the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, partial withdrawals may affect the benefit you receive under the rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Option" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

What optional benefits are available in this prospectus? We offer several optional benefits by rider in this prospectus. The riders may not be available in all markets.

The Enhanced Payment Benefit Option. The Enhanced Payment Benefit Option is available at an additional charge if elected when you apply for the contract. If you elect this optional rider, we will add a percentage of each purchase payment you make to your Contract Value. Please see the "Enhanced Payment Benefit Option" provision of this prospectus for more information.

The "Living Benefit Rider" Options. We provide two "living benefit rider" options under this prospectus. You may not purchase the riders together. We offer the Guaranteed Minimum Withdrawal Benefit for Life Rider, which provides guaranteed withdrawals until the death of the last Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. Please see the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Rider" provision of this prospectus for more information about the riders and their features. We also offer the Payment Protection Variable Annuity Rider, which provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. This rider may also be referred to by its marketing name, Payment Optimizer Plus. The Payment Protection Rider, which is also known as Principal Protection Advantage, is not available for contracts issued on or after January 5, 2007. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about these riders and their features.

Each of these riders is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit available under the contract.

The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about the Annual Step-Up Death Benefit Rider.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in the rider in order to receive the full benefit provided by the rider. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Option" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the Federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B for this information.

INVESTMENT RESULTS

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charges for any optional riders. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

FINANCIAL STATEMENTS

The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You select the Subaccounts to which you allocate purchase payments and you currently may change your future purchase payment allocation without penalty or charges. However, if you elected one of the Payment Protection

Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. In addition, there are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments in up to 20 Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time. If you elected one of the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Option" and "Income Payments --Payment Protection Rider Options" provisions of this prospectus.

                                                                                            Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                 Investment Objective                  as applicable)
                     ------------------------------------------------------------------------------------------------------
AIM VARIABLE         AIM V.I. Capital Appreciation    Seeks to provide growth of capital. A I M Advisors, Inc.
INSURANCE FUNDS      Fund -- Series I shares/1/
                     ------------------------------------------------------------------------------------------------------
                     AIM V.I. Global Real Estate      Seeks to achieve high total return. A I M Advisors, Inc. (subadvised
                     Fund -- Series II shares                                             by INVESCO Institutional (N.A.),
                     (formerly, AIM V.I. Real Estate                                      Inc.)
                     Fund)
                     ------------------------------------------------------------------------------------------------------
                     AIM V.I. Large Cap Growth        Seeks to provide long-term growth   A I M Advisors, Inc.
                     Fund -- Series I shares/2/       of capital
                     ------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN    AllianceBernstein Growth and     Long-term growth of capital.        Alliance Capital Management, L.P.
VARIABLE PRODUCTS    Income Portfolio -- Class B
SERIES FUND, INC.
                     ------------------------------------------------------------------------------------------------------
                     AllianceBernstein Large Cap      Long-term growth of capital.        Alliance Capital Management, L.P.
                     Growth Portfolio -- Class B
                     ------------------------------------------------------------------------------------------------------
AMERICAN CENTURY     VP Income & Growth               Seeks capital growth. Income is a   American Century Investment
VARIABLE PORTFOLIOS, Fund -- Class I                  secondary objective.                Management, Inc.
INC.
                     ------------------------------------------------------------------------------------------------------
                     VP International Fund -- Class I Seeks capital growth.               American Century Global
                                                                                          Investment Management, Inc.
                     ------------------------------------------------------------------------------------------------------
                     VP Ultra(R) Fund -- Class I      Seeks long-term capital growth.     American Century Investment
                                                                                          Management, Inc.
                     ------------------------------------------------------------------------------------------------------

                    /1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund
                        merged into the AIM V.I. Capital Appreciation Fund.

                    /2/ On June 12, 2006, the AIM V.I. Blue Chip Fund merged
                        into the AIM V.I. Large Cap Growth Fund.

                                                                                                  Adviser (and Sub-Adviser(s),
                        Subaccount Investing In                   Investment Objective                   as applicable)
                        ---------------------------------------------------------------------------------------------------------
                        VP Value Fund -- Class I          Seeks long-term capital growth.      American Century Investment
                                                          Income is a secondary objective.     Management, Inc.
                        ---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --   Pursues long-term total return using American Century Investment
VARIABLE PORTFOLIOS II, Class II                          a strategy that seeks to protect     Management, Inc.
INC.                                                      against U.S. inflation.
                        ---------------------------------------------------------------------------------------------------------
DREYFUS                 Dreyfus Investment Portfolios     Seeks investment returns that are    The Dreyfus Corporation
                        MidCap Stock Portfolio -- Initial greater than the total return
                        Shares                            performance of publicly traded
                                                          common stocks of medium-size
                                                          domestic companies in the
                                                          aggregate as represented by the
                                                          Standard & Poor's 400 MidCap
                                                          Index.
                        ---------------------------------------------------------------------------------------------------------
                        Dreyfus Variable Investment       Seeks as high a level of current     The Dreyfus Corporation
                        Fund -- Money Market Portfolio    income as is consistent with the
                                                          preservation of capital./1/
                        ---------------------------------------------------------------------------------------------------------
                        The Dreyfus Socially Responsible  Seeks capital growth, with current   The Dreyfus Corporation
                        Growth Fund, Inc. -- Initial      income as a secondary objective.
                        Shares
                        ---------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES     DWS Dreman High Return Equity     Seeks to achieve a high rate of      Deutsche Asset Management
II (FORMERLY,           VIP -- Class B Shares (formerly,  total return.                        (subadvised by Dreman Value
SCUDDER VARIABLE        SVS Dreman High Return Equity                                          Management L.L.C.)
SERIES II)              Portfolio)
                        ---------------------------------------------------------------------------------------------------------
                        DWS Dreman Small Mid Cap          Seeks long-term capital              Deutsche Asset Management
                        Value VIP -- Class B Shares       appreciation.                        (subadvised by Dreman Value
                        (formerly, DWS Dreman Small                                            Management L.L.C.)
                        Cap Value VIP)
                        ---------------------------------------------------------------------------------------------------------
                        DWS Technology VIP -- Class B     Seeks growth of capital.             Deutsche Asset Management
                        Shares (formerly, Scudder
                        Technology Growth Portfolio)
                        ---------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE    VT Floating-Rate Income Fund      Seeks high current income.           Eaton Vance Management
TRUST
                        ---------------------------------------------------------------------------------------------------------
                        VT Worldwide Health Sciences      Seeks long-term capital growth by    OrbiMed Advisors, LLC
                        Fund                              investing in a worldwide and
                                                          diversified portfolio of health
                                                          sciences companies.
                        ---------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP Contrafund(R)                 Seeks long-term capital              Fidelity Management & Research
INSURANCE PRODUCTS      Portfolio -- Service Class 2      appreciation.                        Company (subadvised by Fidelity
FUND                                                                                           Management & Research (U.K.)
                                                                                               Inc., Fidelity Management &
                                                                                               Research (Far East) Inc., Fidelity
                                                                                               Investments Japan Limited and
                                                                                               FMR Co., Inc.)
                        ---------------------------------------------------------------------------------------------------------
                        VIP Equity-Income                 Seeks reasonable income. The fund    Fidelity Management & Research
                        Portfolio --Service Class 2       will also consider the potential for Company (subadvised by FMR
                                                          capital appreciation. The fund's     Co., Inc.)
                                                          goal is to achieve a yield which
                                                          exceeds the composite yield on the
                                                          securities comprising the Standard
                                                          & Poor's 500/SM/ Index (S&P 500(R)).
                        ---------------------------------------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

                                                                                            Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                   Investment Objective                  as applicable)
                   -------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio -- Service Seeks long-term growth of capital.     Fidelity Management & Research
                   Class 2                                                                 Company (subadvised by Fidelity
                                                                                           Management & Research (U.K.),
                                                                                           Inc. and Fidelity Management &
                                                                                           Research Far East Inc.)
                   -------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities       Seeks to maximize income while         Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares           maintaining prospects for capital
PRODUCTS TRUST                                      appreciation. The fund normally
                                                    invests in both equity and debt
                                                    securities. The fund seeks income
                                                    by investing in corporate, foreign
                                                    and U.S. Treasury bonds as well as
                                                    stocks with dividend yields the
                                                    manager believes are attractive.
                   -------------------------------------------------------------------------------------------------------
                   Franklin Large Cap Growth        Seeks capital appreciation. The        Franklin Advisers, Inc.
                   Securities Fund -- Class 2       fund normally invests at least 80%
                   Shares                           of its net assets in investments of
                                                    large capitalization companies and
                                                    normally invests predominantly in
                                                    equity securities. For this fund large
                                                    capitalization companies are those
                                                    with market capitalization values
                                                    within those of the top 50% of
                                                    companies in the Russell 1000
                                                    Index, at the time of purchase.
                   -------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities         Seeks capital appreciation, with       Franklin Mutual Advisers, LLC
                   Fund -- Class 2 Shares           income as a secondary goal. The
                                                    fund normally invests mainly in
                                                    equity securities that the manager
                                                    believes are undervalued. The fund
                                                    normally invests primarily in
                                                    undervalued stocks and to a lesser
                                                    extent in risk arbitrage securities
                                                    and distressed companies.
                   -------------------------------------------------------------------------------------------------------
                   Templeton Foreign Securities     Seeks long-term capital growth. The    Templeton Investment Counsel,
                   Fund -- Class 2 Shares           fund normally invests at least 80%     LLC (subadvised by Franklin
                                                    of its net assets in investments of    Templeton Investment
                                                    issuers located outside the U.S.,      Management, Limited)
                                                    including those in emerging
                                                    markets, and normally invests
                                                    predominantly in equity securities.
                   -------------------------------------------------------------------------------------------------------
                   Templeton Global Asset           Seeks high total return. The fund      Templeton Investment Counsel,
                   Allocation Fund -- Class 2       normally invests in equity securities  LLC (subadvised by Franklin
                   Shares                           of companies of any country, debt      Templeton Investment
                                                    securities of companies and            Management, Limited)
                                                    governments of any country, and in
                                                    money market instruments. The
                                                    fund normally invests substantially
                                                    to primarily in equity securities.
                   -------------------------------------------------------------------------------------------------------
                   Templeton Growth Securities      Seeks long-term capital growth. The    Templeton Global Advisors
                   Fund -- Class 2 Shares           fund normally invests primarily in     Limited
                                                    equity securities of companies
                                                    located anywhere in the world,
                                                    including those in the U.S. and in
                                                    emerging markets.
                   -------------------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                 Investment Objective                   as applicable)
                     ------------------------------------------------------------------------------------------------------
GE INVESTMENTS       Total Return Fund/1/            Seeks the highest total return        GE Asset Management
FUNDS, INC.                                          composed of current income and        Incorporated
                                                     capital appreciation, as is
                                                     consistent with prudent investment
                                                     risk.
                     ------------------------------------------------------------------------------------------------------
JPMORGAN             JPMorgan Insurance Trust        Seeks to provide total return while   JPMorgan Investment Advisors Inc
INSURANCE TRUST      Balanced Portfolio 1            preserving capital.
                     ------------------------------------------------------------------------------------------------------
                     JPMorgan Insurance Trust Core   Seeks to maximize total return by     JPMorgan Investment Advisors Inc
                     Bond Portfolio 1                investing primarily in a diversified
                                                     portfolio of intermediate- and long-
                                                     term debt securities.
                     ------------------------------------------------------------------------------------------------------
                     JPMorgan Insurance Trust        Seeks to provide long-term capital    JPMorgan Investment Advisors Inc
                     Diversified Equity Portfolio 1  growth.
                     ------------------------------------------------------------------------------------------------------
                     JPMorgan Insurance Trust        Seeks growth of capital and,          JPMorgan Investment Advisors Inc
                     Diversified Mid Cap Growth      secondarily, current income by
                     Portfolio 1                     investing primarily in equity
                                                     securities.
                     ------------------------------------------------------------------------------------------------------
                     JPMorgan Insurance Trust Equity Seeks investment results that         JPMorgan Investment Advisors Inc
                     Index Portfolio 1               correspond to the aggregate price
                                                     and dividend performance of
                                                     securities in the Standard & Poor's
                                                     500 Composite Stock Price Index
                                                     (S&P 500 Index).
                     ------------------------------------------------------------------------------------------------------
                     JPMorgan Insurance Trust        Seeks a high level of current         JPMorgan Investment Advisors Inc
                     Government Bond Portfolio 1     income with liquidity and safety of
                                                     principal.
                     ------------------------------------------------------------------------------------------------------
                     JPMorgan Insurance Trust        Seeks to provide long-term capital    JPMorgan Investment Advisors Inc
                     Intrepid Growth Portfolio 1     growth.
                     (formerly, JPMorgan Insurance
                     Trust Large Cap Growth
                     Portfolio 1)
                     ------------------------------------------------------------------------------------------------------
                     JPMorgan Insurance Trust        Seeks long-term capital growth by     JPMorgan Investment Advisors Inc
                     Intrepid Mid Cap Portfolio 1    investing primarily in equity
                                                     securities of companies with
                                                     intermediate capitalizations.
                     ------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock   Seeks long-term growth of capital     Massachusetts Financial Services
INSURANCE TRUST      Series -- Service Class Shares  and future income rather than         Company
                                                     current income.
                     ------------------------------------------------------------------------------------------------------
                     MFS(R) Strategic Income         Seeks high current income.            Massachusetts Financial Services
                     Series -- Service Class Shares  Significant capital appreciation is a Company secondary objective.
                     ------------------------------------------------------------------------------------------------------
                     MFS(R) Total Return             Seeks above-average income.           Massachusetts Financial Services
                     Series -- Service Class Shares  Reasonable opportunity for growth     Company
                                                     of capital and income is a
                                                     secondary objective.
                     ------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Capital             Seeks capital appreciation by         OppenheimerFunds, Inc.
ACCOUNT FUNDS        Appreciation Fund/VA -- Service investing in securities of well-known
                     Shares                          established companies.
                     ------------------------------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                                                                                        Adviser (and Sub-Adviser(s),
                Subaccount Investing In                 Investment Objective                   as applicable)
                ----------------------------------------------------------------------------------------------------
                Oppenheimer Main Street Fund/ Seeks high total return (which includes      OppenheimerFunds, Inc.
                VA -- Service Shares          growth in the value of its shares as well
                                              as current income) from equity and debt
                                              securities.
                ----------------------------------------------------------------------------------------------------
                Oppenheimer Main Street Small Seeks capital appreciation.                  OppenheimerFunds, Inc.
                Cap Fund/VA -- Service Shares
                ----------------------------------------------------------------------------------------------------
PIMCO VARIABLE  High Yield Portfolio --       Seeks maximum total return, consistent       Pacific Investment
INSURANCE TRUST Administrative Class Shares   with preservation of capital and prudent     Management Company LLC
                                              investment management. Invests at
                                              least 80% of its assets in a diversified
                                              portfolio of high yield securities ("junk
                                              bonds") rated below investment grade
                                              but rated at least Caa by Moody's or
                                              CCC by S&P, or, if unrated, determined
                                              by PIMCO to be of comparable quality,
                                              subject to a maximum of 5% of total
                                              assets in securities rated Caa by
                                              Moody's or CCC by S&P, or, if unrated,
                                              determined by PIMCO to be of
                                              comparable quality.
                ----------------------------------------------------------------------------------------------------
                Low Duration Portfolio --     Seeks maximum total return, consistent       Pacific Investment
                Administrative Class Shares   with preservation of capital and prudent     Management Company LLC
                                              investment management.
                ----------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                         Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                Investment Objective                  as applicable)
                   ---------------------------------------------------------------------------------------------------
J.P. MORGAN SERIES Bond Portfolio                 Seeks high total return consistent    J.P. Morgan Investment
TRUST II                                          with moderate risk of capital and     Management, Inc., a subsidiary
                                                  maintenance of liquidity.             of J.P. Morgan Chase & Co.
                   ---------------------------------------------------------------------------------------------------
                   International Equity Portfolio Seeks to provide high total return    J.P. Morgan Investment
                                                  from a portfolio of equity securities Management, Inc., a subsidiary
                                                  of foreign companies.                 of J.P. Morgan Chase & Co.
                   ---------------------------------------------------------------------------------------------------
                   Mid Cap Value Portfolio        Seeks growth from capital             J.P. Morgan Investment
                                                  appreciation.                         Management, Inc., a subsidiary
                                                                                        of J.P. Morgan Chase & Co.
                   ---------------------------------------------------------------------------------------------------
                   Small Company Portfolio        Seeks to provide high total return    J.P. Morgan Investment
                                                  from a portfolio of small company     Management, Inc., a subsidiary
                                                  stocks.                               of J.P. Morgan Chase & Co.
                   ---------------------------------------------------------------------------------------------------
                   U.S. Large Cap Core Equity     Seeks to provide high total return    J.P. Morgan Investment
                   Portfolio                      from a portfolio of selected equity   Management, Inc., a subsidiary
                                                  securities.                           of J.P. Morgan Chase & Co.
                   ---------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include, but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor for providing these services and, if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.25% to 0.35%. The Portfolios that pay a service fee to us are:

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund

   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       High Yield Portfolio -- Administrative Class Shares
       Low Duration Portfolio -- Administrative Class Shares

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.05% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., DWS Variable Series II (formerly, Scudder Variable Series II), Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds and PIMCO Variable Insurance Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Asset Management, Inc. ("GFAM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFAM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFAM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. The Asset

Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. Asset Allocation Model C can be elected as the Investment Strategy by contract owners that purchased the Guaranteed Minimum Withdrawal Benefit Rider for Life Option or one of the Payment Protection Rider Options.

  . Contract owners that have not purchased the Guaranteed Minimum Withdrawal Benefit Rider for Life Option or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose any one of the five available Asset Allocation Models.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFAM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFAM's role as investment adviser for the Asset Allocation Program, you may review GFAM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFAM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFAM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GFAM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.

Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GFAM considers various factors in selecting the Portfolios for each Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GFAM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee for certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the 2 week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected the Guaranteed Minimum Withdrawal Benefit for Life Rider Option or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you did not elect the Guaranteed Minimum Withdrawal Benefit for Life Rider Option or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFAM and GFAM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFAM with respect to the Asset Allocation Models. You will, however, continue to receive written materials from GFAM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected the Guaranteed Minimum Withdrawal Benefit for Life Rider Option or one of the Payment Protection Rider Options.

If you purchased the Guaranteed Minimum Withdrawal Benefit for Life Rider Option or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you elect to participate in the Asset Allocation Program and you have not elected the Guaranteed Minimum Withdrawal Benefit for Life Rider Option or one of the Payment Protection Rider Options, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFAM. The following paragraph provides some information you may want to consider in making this decision.

You should consult with your registered representative on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased the Guaranteed Minimum Withdrawal Benefit for Life Rider Option or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFAM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is described below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of you Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccount or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFAM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFAM or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. GFAM may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFAM's ultimate parent, or its affiliates. GFAM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFAM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFAM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. These models are available effective May 1, 2006. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      at accept a low to   to accept a          at accept a          at accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of            Growth of capital    Growth of capital.
current income with  income. Target       capital with a low   but without the      Target allocation
preservation of      allocation mix is    to moderate level    price swings of an   mix is 100%
capital. Target      40% equities and     of current income.   all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

       PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS FOR EXAMPLE ONLY

                                                           Portfolios                               Model A Model B Model C
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value               Franklin Templeton Variable Insurance Products Trust -- Mutual Shares
                              Securities Fund -- Class 2 Shares                                        0%      3%      4%
                              ----------------------------------------------------------------------------------------------
                              American Century Variable Portfolios, Inc. --
                              VP Value Fund -- Class I                                                 0%      1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Blend               Oppenheimer Variable Account Funds --
                              Oppenheimer Main Street Fund/VA -- Service Shares                        3%      6%      9%
                              ----------------------------------------------------------------------------------------------
                              Franklin Templeton Variable Insurance Products Trust --
                              Franklin Large Cap Growth Securities Fund -- Class 2 Shares              1%      6%      9%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Oppenheimer Variable Account Funds --
                              Oppenheimer Capital Appreciation Fund/VA -- Service Shares               2%      3%      5%
                              ----------------------------------------------------------------------------------------------
                              Fidelity(R) Variable Insurance Products Fund --
                              VIP Contrafund(R) Portfolio -- Service Class 2                           2%      3%      4%
----------------------------------------------------------------------------------------------------------------------------
International Value           Franklin Templeton Variable Insurance Products Trust --
                              Templeton Foreign Securities Fund -- Class 2 Shares                      6%      9%     14%
----------------------------------------------------------------------------------------------------------------------------
International Growth          American Century Variable Portfolios, Inc. --
                              VP International Fund -- Class I                                         6%      9%     13%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                  20%     40%     60%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
High Yield Bonds              PIMCO Variable Insurance Trust --
                              High Yield Portfolio -- Administrative Class Shares                      7%      6%      4%
                              ----------------------------------------------------------------------------------------------
Intermediate Term Bonds       JPMorgan Insurance Trust --
                              JPMorgan Insurance Trust Core Bond Portfolio 1                          30%     22%     15%
----------------------------------------------------------------------------------------------------------------------------
Intermediate Government Bonds JPMorgan Insurance Trust --
                              JPMorgan Insurance Trust Government Bond Portfolio 1                    30%     23%     15%
                              ----------------------------------------------------------------------------------------------
                              American Century Variable Portfolios II, Inc. --
                              VP Inflation Protection Fund -- Class II                                 0%      1%      6%
----------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income     Eaton Vance Variable Trust --
                              VT Floating-Rate Income Fund                                             3%      0%      0%
----------------------------------------------------------------------------------------------------------------------------
Cash Equivalents              Dreyfus Variable Investment Fund --
                              Money Market Portfolio                                                  10%      8%      0%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                              80%     60%     40%
----------------------------------------------------------------------------------------------------------------------------

                             Portfolios                               Model D Model E
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -- Mutual Shares
Securities Fund -- Class 2 Shares                                        6%      7%
-------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. --
VP Value Fund -- Class I                                                 2%      3%
-------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Fund/VA -- Service Shares                       12%     15%
-------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust --
Franklin Large Cap Growth Securities Fund -- Class 2 Shares             12%     15%
-------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Capital Appreciation Fund/VA -- Service Shares               6%      8%
-------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund(R) Portfolio -- Service Class 2                           6%      7%
-------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust --
Templeton Foreign Securities Fund -- Class 2 Shares                     18%     23%
-------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. --
VP International Fund -- Class I                                        18%     22%
-------------------------------------------------------------------------------------

  80%    100%
---------------


-------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
High Yield Portfolio -- Administrative Class Shares                      4%      0%
-------------------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Core Bond Portfolio 1                           7%      0%
-------------------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Government Bond Portfolio 1                     8%      0%
-------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc. --
VP Inflation Protection Fund -- Class II                                 1%      0%
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust --
VT Floating-Rate Income Fund                                             0%      0%
-------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund --
Money Market Portfolio                                                   0%      0%
-------------------------------------------------------------------------------------

  20%      0%
---------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision in this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option and your assets are allocated in accordance with the Investment Strategy as prescribed by the rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Sales of the Contracts" provision in this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the charges for the Enhanced Payment Benefit Option or any of the other optional riders, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

Number of Full and   Surrender Charge
Partially Completed as a Percentage of
  Years Since We    the Surrendered or
   Received the         Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         1                  8%
         2                  8%
         3                  7%
         4                  7%
         5                  6%
         6                  5%
         7                  4%
         8                  2%
     9 or more              0%
--------------------------------------

The surrender charge, if you do not elect the Enhanced Payment Benefit Option, is as follows:

Number of Full and   Surrender Charge
Partially Completed as a Percentage of
  Years Since We    the Surrendered or
   Received the         Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         1                  6%
         2                  6%
         3                  6%
         4                  6%
         5                  5%
         6                  4%
     7 or more              0%
--------------------------------------

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments pursuant to the terms of either of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Option" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

Charges for the Living Benefit Rider Options

Charge for the Guaranteed Minimum Withdrawal Benefit for Life Rider

We assess a charge for the Guaranteed Minimum Withdrawal Benefit for Life Rider Option equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

The Guaranteed Minimum Withdrawal Benefit for Life Rider Option may not be available in all markets. We reserve the right to discontinue offering the Guarantee Minimum Withdrawal Benefit for Life Rider Option at any time and for any reason.

Charge for the Payment Protection Rider

The Payment Protection Rider is not available for contracts issued on or after January 5, 2007. We charge you for expenses related to the Payment Protection Rider, if you elected this option at the time of application. This charge is deducted from the Separate Account, computed daily, equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%. The Payment Protection Rider may not be available in all markets. We reserve the right to discontinue offering the Payment Protection Rider at any time and for any reason.

Charge for the Payment Protection Variable Annuity Rider

We assess a charge for the Payment Protection Variable Annuity Rider equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

The Payment Protection Variable Annuity Rider may not be available in all markets. We reserve the right to discontinue offering the Payment Protection Variable Annuity Rider at any time and for any reason.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contracts" provision in this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

To apply for a contract, you must be of legal age in the State of New York and if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elected one of the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option at the time of application, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. If you elected the Payment Protection Rider, you may change the Income Start Date as long as the new

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Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the optional payment plan if you elected the rider at the time of application and you elect to take income payments under the rider.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, except for an assignment of the benefits provided under the Payment Protection Rider Option, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

You may assign the benefits provided by either of the Payment Protection Rider Options. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of either of the Payment Protection Rider Options.

If you elect the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation Of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 20 Subaccounts plus the Guarantee Account at any one time. If you have elected one of the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you

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receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. See the "Surrender and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Option" and "Income Payments -- Payment Protection Rider Options" provisions in the prospectus. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

Enhanced Payment Benefit Option

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

In addition, please note that any applicable enhanced payment benefit will not be included in the Withdrawal Base or the Rider Death Benefit if you elected the Guaranteed Minimum Withdrawal Benefit for Life Rider or the benefit base if you elected the Payment Protection Variable Annuity Rider. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base or benefit base.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to

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the partial withdrawal, surrender or payment of a death benefit. We value
Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elected one of the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on of after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee

                                      37

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Account when your assets in the Guarantee Account are equal to or greater than
25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of either of the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

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   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

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We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

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There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may impose redemption fees. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Under rules recently adopted by the SEC, effective April 16, 2007, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone, or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Dollar Cost Averaging is not available if you have elected either of the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option and you are allocating assets in accordance with the prescribed Investment Strategy.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . You elected one of the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option at the time of application; and

  . You reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elected one of the Payment Protection Rider Options or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision in this prospectus).

Please remember that partial withdrawals (including partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus.

If you elect the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, partial withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Rider Option" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision in this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit for Life Rider Option

The Guaranteed Minimum Withdrawal Benefit for Life Rider Option provides for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero.

The rider may not be available in all markets. The Guaranteed Minimum Withdrawal Benefit for Life Rider Option also may be referred to as "Lifetime Income Plus" in our marketing materials. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application.

The Guaranteed Minimum Withdrawal Benefit for Life Rider provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions.

If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy" provision below.

The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the withdrawal base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by (a) minus (b), where:

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit for Life Rider Option that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, because it is less likely that your Contract Value will be less than the Withdrawal Base. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that:
(i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments or enhanced payment benefits;
(ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced as follows:

The Withdrawal Factor will be (a) minus (b), where:

   (a) is the Withdrawal Factor; and

   (b) is the Withdrawal Factor multiplied by 50%.

The Rider Death Benefit will be (a) minus (b), where:

   (a) is the Rider Death Benefit; and

   (b) is the Rider Death Benefit multiplied by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Notification. Transfer requests must be submitted in a form acceptable to us and must be submitted in accordance with the terms of the contract. If your transfer request is received in good order, we will process your transfer request as of the Valuation Day your transfer request is received. If your benefit is not already currently reduced, your transfer request is in good order, and you have not taken a withdrawal subsequent to this transfer request, but such transfer causes your Contract Value to not be allocated in accordance with the Investment Strategy, you will have one opportunity, within five business days from the date the confirmation statement is sent to you, to make another transfer request to the prescribed Investment Strategy without a reduction to your benefit. Such a transfer request will be considered a transfer for purposes of counting the number of transfers allowed in a calendar year. Your Withdrawal Base will not be affected in such circumstances.

This benefit is not available to you if your benefit is: (i) currently reduced due to not allocating assets according to the prescribed Investment Strategy;
(ii) you have already exercised this benefit; or (iii) you request a transfer after five business days from the date the confirmation statement is sent to you.

Exercise of this benefit does not preclude you from exercising the restoration or reset provision.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

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




If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:


                  Restore Provision                                       Reset Provision
-------------------------------------------------------------------------------------------------------------
You may restore on a contract anniversary once during  You may reset on a contract anniversary periodically
the life of this rider.                                after your Benefit Date.
-------------------------------------------------------------------------------------------------------------
You must allocate all assets to the prescribed         You must allocate all assets to the prescribed
Investment Strategy in effect as of the last Benefit   Investment Strategy available as of the date of the
Date prior to the reduction in benefits.               reset.
-------------------------------------------------------------------------------------------------------------
Your rider charge assessed will remain the same as     Your rider charge may increase, not to exceed an
the charge that was in effect as of your last Benefit  annualized rate of 2.00% of assets in the Separate
Date prior to the reduction in benefits.               Account, calculated on a daily basis.
-------------------------------------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser of the current Your Withdrawal Base will be reset to equal your
Contract Value and your prior Withdrawal Base.         Contract Value as of the date you reset your benefit.
-------------------------------------------------------------------------------------------------------------
The Withdrawal Factor will be restored to 100% of the  The Withdrawal Factor will be reset to 100% of the
original age Withdrawal Factor.                        original age Withdrawal Factor.
-------------------------------------------------------------------------------------------------------------
The Rider Death Benefit will be the lesser of Contract The Rider Death Benefit will be the lesser of Contract
Value and total purchase payments less Gross           Value and total purchase payments less Gross
Withdrawals.                                           Withdrawals.
-------------------------------------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value becomes zero, your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency, to no less than annually, so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased by
(a) minus (b), where:

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the

Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

Examples

The following examples show how the Guaranteed Minimum Withdrawal Benefit for Life Rider Option works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,655        100,000      50,500
74        37,655         5,500         31,402        100,000      45,000
75        31,402         5,500         25,274        100,000      39,500
76        25,274         5,500         19,269        100,000      34,000
77        19,269         5,500         13,383        100,000      28,500
78        13,383         5,500          7,616        100,000      23,000
79         7,616         5,500          1,963        100,000      17,500
80         1,963         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $104,000        $5,500        $96,420       $100,000     $94,500
66        96,420         5,500         88,992        100,000      89,000
67        88,992         5,500         81,712        100,000      83,500
68        81,712         5,500         74,578        100,000      78,000
69        74,578         5,500         67,586        100,000      72,500
70        67,586         5,500         60,734        100,000      67,000
71        60,734         5,500         54,020        100,000      61,500
72        54,020         5,500         47,439        100,000      56,000
73        47,439         5,500         40,990        100,000      50,500
74        40,990         5,500         34,671        100,000      45,000
75        34,671         5,500         28,477        100,000      39,500
76        28,477         5,500         22,408        100,000      34,000
77        22,408         5,500         16,459        100,000      28,500
78        16,459         5,500         10,630        100,000      23,000
79        10,630         5,500          4,918        100,000      17,500
80         4,918         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $102,500      $100,000     $94,500
66       102,500         5,638         105,063       102,500      88,863
67       105,063         5,778         107,689       105,063      83,084
68       107,689         5,923         110,381       107,689      77,161
69       110,381         6,071         113,141       110,381      71,090
70       113,141         6,223         115,969       113,141      64,867
71       115,969         6,378         118,869       115,969      58,489
72       118,869         6,538         121,840       118,869      51,951
73       121,840         6,701         124,886       121,840      45,250
74       124,886         6,869         128,008       124,886      38,381
75       128,008         7,040         131,209       128,008      31,341
76       131,209         7,216         134,489       131,209      24,124
77       134,489         7,397         137,851       134,489      16,728
78       137,851         7,582         141,297       137,851       9,146
79       141,297         7,771         144,830       141,297       1,374
80       144,830         7,966         148,451       144,830           0
81       148,451         8,165         152,162       148,451           0
82       152,162         8,369         155,966       152,162           0
83       155,966         8,578         159,865       155,966           0
84       159,865         8,793         163,862       159,865           0
85       163,862         9,012         167,958       163,862           0
86       167,958         9,238         172,157       167,958           0
87       172,157         9,469         176,461       172,157           0
88       176,461         9,705         180,873       176,461           0
89       180,873         9,948         185,394       180,873           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $104,000        $ 5,500       $106,820      $100,000     $94,500
66       106,820          5,875        109,491       106,820      88,625
67       109,491          6,022        112,228       109,491      82,603
68       112,228          6,173        115,033       112,228      76,430
69       115,033          6,327        117,909       115,033      70,104
70       117,909          6,485        120,857       117,909      63,619
71       120,857          6,647        123,878       120,857      56,971
72       123,878          6,813        126,975       123,878      50,158
73       126,975          6,984        130,150       126,975      43,174
74       130,150          7,158        133,404       130,150      36,016
75       133,404          7,337        136,739       133,404      28,679
76       136,739          7,521        140,157       136,739      21,158
77       140,157          7,709        143,661       140,157      13,450
78       143,661          7,901        147,253       143,661       5,548
79       147,253          8,099        150,934       147,253           0
80       150,934          8,301        154,707       150,934           0
81       154,707          8,509        158,575       154,707           0
82       158,575          8,722        162,539       158,575           0
83       162,539          8,940        166,603       162,539           0
84       166,603          9,163        170,768       166,603           0
85       170,768          9,392        175,037       170,768           0
86       175,037          9,627        179,413       175,037           0
87       179,413          9,868        183,898       179,413           0
88       183,898         10,114        188,496       183,898           0
89       188,496         10,367        193,208       188,496           0
--------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

    Contract
     Value -  Withdrawals  Contract     Withdrawal   Withdrawal  Rider Death
    Beginning   Taken -     Value -   Limit - Before   Base -     Benefit -
Age  of Year  End of Year End of Year   Withdrawal   End of Year End of Year
----------------------------------------------------------------------------
65  $100,000    $7,000     $101,000       $5,500      $ 93,000     $93,000
66   101,000     7,000      102,080        5,555        94,000      86,000
67   102,080     7,000      103,246        5,614        95,080      79,000
68   103,246     7,000      104,506        5,679        96,246      72,000
69   104,506     7,000      105,867        5,748        97,506      65,000
70   105,867     7,000      107,336        5,823        98,867      58,000
71   107,336     7,000      108,923        5,903       100,336      51,000
72   108,923     7,000      110,637        5,991       101,923      44,000
73   110,637     7,000      112,488        6,085       103,637      37,000
74   112,488     7,000      114,487        6,187       105,488      30,000
75   114,487     7,000      116,645        6,297       107,487      23,000
76   116,645     7,000      118,977        6,416       109,645      16,000
77   118,977     7,000      121,495        6,544       111,977       9,000
78   121,495     7,000      124,215        6,682       114,495       2,000
79   124,215     7,000      127,152        6,832       117,215           0
80   127,152     7,000      130,324        6,993       120,152           0
81   130,324     7,000      133,750        7,168       123,324           0
82   133,750     7,000      137,450        7,356       126,750           0
83   137,450     7,000      141,446        7,560       130,450           0
84   141,446     7,000      145,762        7,780       134,446           0
85   145,762     7,000      150,423        8,017       138,762           0
86   150,423     7,000      155,457        8,273       143,423           0
87   155,457     7,000      160,893        8,550       148,457           0
88   160,893     7,000      166,765        8,849       153,893           0
89   166,765     7,000      173,106        9,172       159,765           0
----------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

    Contract
     Value -  Withdrawals  Contract     Withdrawal   Withdrawal  Rider Death
    Beginning   Taken -     Value -   Limit - Before   Base -     Benefit -
Age  of Year  End of Year End of Year   Withdrawal   End of Year End of Year
----------------------------------------------------------------------------
65  $104,000    $7,000     $105,320      $ 5,500      $ 93,000     $93,000
66   105,320     7,000      106,746        5,793        98,320      86,000
67   106,746     7,000      108,285        5,871        99,746      79,000
68   108,285     7,000      109,948        5,956       101,285      72,000
69   109,948     7,000      111,744        6,047       102,948      65,000
70   111,744     7,000      113,683        6,146       104,744      58,000
71   113,683     7,000      115,778        6,253       106,683      51,000
72   115,778     7,000      118,040        6,368       108,778      44,000
73   118,040     7,000      120,484        6,492       111,040      37,000
74   120,484     7,000      123,122        6,627       113,484      30,000
75   123,122     7,000      125,972        6,772       116,122      23,000
76   125,972     7,000      129,050        6,928       118,972      16,000
77   129,050     7,000      132,374        7,098       122,050       9,000
78   132,374     7,000      135,964        7,281       125,374       2,000
79   135,964     7,000      139,841        7,478       128,964           0
80   139,841     7,000      144,028        7,691       132,841           0
81   144,028     7,000      148,550        7,922       137,028           0
82   148,550     7,000      153,434        8,170       141,550           0
83   153,434     7,000      158,709        8,439       146,434           0
84   158,709     7,000      164,406        8,729       151,709           0
85   164,406     7,000      170,558        9,042       157,406           0
86   170,558     7,000      177,203        9,381       163,558           0
87   177,203     7,000      184,379        9,746       170,203           0
88   184,379     7,000      192,129       10,141       177,379           0
89   192,129     7,000      200,500       10,567       185,129           0
----------------------------------------------------------------------------

When the Rider is Effective

The Guaranteed Minimum Withdrawal Benefit for Life Rider Option must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. This may provide higher income amounts and/or tax treatment than the payments received under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Investment Strategy

In order to receive the full benefit provided by the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contact owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.

On a monthly basis, we will rebalance your Contact Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Date after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction of your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Fund -- Service Class Shares; OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, Federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required at the first death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or

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choice of applicable payment options, due proof of death and any required forms at our Service Center.

Death Benefit at Death of any Annuitant Before Annuity Commencement Date

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces your Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider Option adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider Option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

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The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

Termination of Death Benefit Rider Option when Contract Assigned or Sold

The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or joint Annuitant if the owner or joint owner is a non-natural entity;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

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Payment choices.  The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan
       (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

   (4) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, we will pay the proceeds over a period of five years following the date of death.

Distribution Rules when Death Occurs Before Income Payments Begin

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with payment choice (1) or (2), unless payment choice (3) is timely elected. If payment choice (3) is elected, payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

Distribution Rules when Death Occurs After Income Payments Begin

After income payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. (Income payments may begin on a different date from the Payment Protection Plan(s) pursuant to the election of the Payment Protection Rider Option under the terms of that rider. See the "Payment Protection Rider" section of this provision.) An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments up to the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If

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you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. If you elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is

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less than $20, we will pay the Surrender Value in a lump sum. See the
"Requesting Payments" provision in this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following optional payment plans are available under the contract unless you have fully annuitized under either of the Payment Protection Rider Options:

   Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

   Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If the Guaranteed Minimum Withdrawal Benefit for Life Rider has been elected and an Annuitant is at least age 90, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the

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corresponding fixed option. Payments under Optional Payment Plan 4 (Interest
Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After The Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect the Payment Protection Rider Option, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity

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Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Payment Protection Rider Options

We discuss two Payment Protection Rider Options in this prospectus: the Payment Protection Rider and the Payment Protection Variable Annuity Rider. These Payment Protection Rider Options are discussed in separate sections below. The Payment Protection Rider is not available for contracts issued on or after January 5, 2007.

Payment Protection Variable Annuity Rider

The Payment Protection Variable Annuity Rider provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.

This rider may be referred to as "Payment Optimizer Plus" in our marketing materials and throughout this prospectus. This rider may not be available in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will

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cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Payment Protection Variable Annuity Rider that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Payment Protection Variable Annuity Rider, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by (a) minus (b), where:

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base

If all of the Annuitants are ages 50 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected the Payment Protection Variable Annuity Rider. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor

The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date; and

   (c) is 12.

Once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income

Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                  Level   Guaranteed Change in  Adjustment
        Annual   Income    Payment   Adjustment  Account           Net Annual
Annuity Income   Amount     Floor     Account    Balance   Monthly Investment
 Year   Amount  (Monthly) (Monthly)  (Annually) (Monthly)  Income    Return
-----------------------------------------------------------------------------
  1     $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
  2       7,879     657       750       1,121      2,463      750     7.0%
  3       8,106     676       750         894      3,357      750     7.0%
  4       8,340     695       750         660      4,017      750     7.0%
  5       8,581     715       750         419      4,436      750     7.0%
  6       8,828     736       750         172      4,608      750     7.0%
  7       9,083     757       750         (83)     4,525      750     7.0%
  8       9,345     779       750        (345)     4,181      750     7.0%
  9       9,614     801       750        (614)     3,566      750     7.0%
  10      9,892     824       750        (892)     2,675      750     7.0%
  11     10,177     848       750      (1,177)     1,498      750     7.0%
  12     10,471     873       750      (1,471)        27      750     7.0%
  13     10,773     898       750         (27)         0      895     7.0%
  14     11,083     924       750           0          0      924     7.0%
  15     11,403     950       750           0          0      950     7.0%
  16     11,732     978       750           0          0      978     7.0%
  17     12,070   1,006       750           0          0    1,006     7.0%
  18     12,419   1,035       750           0          0    1,035     7.0%
  19     12,777   1,065       750           0          0    1,065     7.0%
  20     13,145   1,095       750           0          0    1,095     7.0%
-----------------------------------------------------------------------------

(1) The income base is the converted benefit base and is assumed to be $100,000.

(2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

(3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

(4) The level income amount is equal to the annual income amount divided by 12.

(5) The guaranteed payment floor is 9% of the income base divided by 12.

(6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12, while the adjustment account is greater than zero.

(7) The adjustment account balance is the sum of the changes in the adjustment account.

(8) The monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts

If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  An owner may name only his or her spouse as a Joint Owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Owner or Joint Annuitant only.

Examples

The following examples show how the rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first example also assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or partial withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the owner resets benefit base on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,517  $543      $583     $583     $  483    $100,000
   2     6,266   522       583      583      1,217      93,000
   3     6,025   502       583      583      2,191      86,000
   4     5,794   483       583      583      3,398      79,000
   5     5,571   464       583      583      4,827      72,000
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal the income base minus the sum of all monthly income paid.

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments or partial withdrawals;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the owner resets benefit base on each contract anniversary;

   (7) the Annuity Commencement Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

  (10) there is no premium tax.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,778  $565      $607     $607     $  502    $104,000
   2     6,517   543       607      607      1,265      96,720
   3     6,267   522       607      607      2,278      89,440
   4     6,026   502       607      607      3,532      82,160
   5     5,794   483       607      607      5,019      74,880
---------------------------------------------------------------



The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $104,000 x .06517 = $6,778). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $565 ($6,778 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($104,000 x .07) / 12 = $607). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $607 and $565. The additional death proceeds equal the income base minus the sum of all monthly income paid.

Payment Protection Rider

The Payment Protection Rider is not available for contracts issued on or after January 5, 2007. The Payment Protection Rider provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

The Payment Protection Rider may not be available in all markets. This rider may be referred to as "Principal Protection Advantage" in our marketing materials. We reserve the right to discontinue offering the Payment Protection Rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2006 and for contract owners who reset their benefit under the rider on or after May 1, 2006, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions in this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Payment Protection Rider that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Payment Protection Rider, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments

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



applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The following are examples of how the benefit base is calculated. These examples are based on purely hypothetical values and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

   Full Conversion of Benefit Base to Income Base

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = $125,000
   Income base = $100,000

   Partial Conversion of Benefit Base to Income Base -- Up Market

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $75,000
   Benefit base following conversion = $100,000 x $75,000/$125,000 = $60,000
   Income base = $100,000 x $50,000/$125,000 = $40,000

   Partial Conversion of Benefit Base to Income Base -- Down Market

   Initial purchase payment = $100,000
   Initial benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $80,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $30,000
   Benefit base following conversion = $100,000 x $30,000/$80,000 = $37,500
   Income base = $100,000 x $50,000/$80,000 = $62,500

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base

You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

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




You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected the Payment Protection Rider. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment

The initial annual income amount for each Payment Protection Plan is equal to
(a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income Payments

The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent

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



annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

The Adjustment Account

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year.

The adjustment account tracks the owner's obligation to repay amounts greater than the level income amount from future earnings of the contract. The rider benefits have not been irrevocably conferred upon the owner but, instead, a matching liability on the owner's part has been established through the adjustment account. There are two ways for this liability to be extinguished and reduce the adjustment account balance to zero. One is through repayment of the advanced amounts by future performance of the Subaccount(s). The other is through a contract provision that waives the payment of the obligation upon the death of the owner/Annuitant.

The adjustment account balance will increase if your level income amount is less than the guaranteed payment floor. Therefore, an adjustment account balance will be created the first year in which the level income amount is less than the guaranteed payment floor. The adjustment account balance will decrease if your level income amount is greater than the guaranteed payment floor. Your monthly income payment will be limited to the guaranteed payment floor until the balance of the adjustment account is zero. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

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




The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                       Guaranteed Change in  Adjustment
        Annual  Level   Payment   Adjustment  Account    Monthly   Net Annual
Annuity Income  Income   Floor     Account    Balance     Income   Investment
 Year   Amount  Amount (monthly)  (monthly)  (annually) (annually)   Return
-----------------------------------------------------------------------------
   1    $12,000 $1,000   $1,100    $ 1,200     $1,200     $1,100       8.1%
   2     12,600  1,050    1,100        600      1,800      1,100       7.9%
   3     13,200  1,100    1,100          0      1,800      1,100       7.7%
   4     13,800  1,150    1,100       -600      1,200      1,100       7.5%
   5     14,400  1,200    1,100     -1,200          0      1,100       7.3%
   6     15,000  1,250    1,100          0          0      1,250       7.1%
   7     15,600  1,300    1,100          0          0      1,300     -20.8%
   8     12,000  1,000    1,100      1,200      1,200      1,100       8.0%
-----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $220,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 3% interest to the Income Start Value as of the Income Start Date. The net annual investment return prior to the Income Start Date is assumed to be -1.2%. This is a hypothetical return that allows illustration of the rider benefits when the level income amount is less than the guaranteed payment floor on the Income Start Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 6% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) Monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income Starts

Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts

On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

You may assign the benefits provided by the Payment Protection Rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment Protection Rider.

If you marry after issue, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

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




Example

The following example shows how the Payment Protection Rider works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 4%; and

   (7) the 12-month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,373  $531      $333     $531       $0      $100,000
   2     6,188   516       333      516        0        93,627
   3     6,008   501       333      501        0        87,439
   4     5,833   486       333      486        0        81,431
   5     5,663   472       333      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example -- ($100,000 x .04) / 12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.


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




Tax Treatment of Payment Protection Rider

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income that it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase the Payment Protection Rider in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

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




Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) IRS rules are unclear, but with respect to an actual withdrawal or other transaction (such as an assignment or a gift) that is treated as a withdrawal for tax purposes, or if you purchased the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, it is possible that you will pay tax to the extent the remaining amount available under benefit exceeds your "investment in the contract." This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

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Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Periodic payments paid under a benefit rider (as previously described in this prospectus) are generally not taxed as income payments. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed in the same manner as an income payment if received under an optional payment plan.

  . If not received under an optional payment plan, the death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some

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or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Accounts (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a

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    contract that will provide an annuity for the employee's retirement.
     Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRA's and Roth IRA's. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRS in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

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The death benefit and Qualified Contracts.  Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

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  .  received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

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In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any requests for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling
(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales

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commissions and other cash and non-cash compensation. The maximum commission we may pay is 11.0% of your aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms") and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

During 2005, 2004 and 2003, $5.3 million, $5.9 million and $17.0 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2005, 2004 and 2003, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

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ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

   Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

State Regulation

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender or Survival

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings

The Company like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although neither the Company nor Capital Brokerage Corporation can predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us, the Separate Account, or Capital Brokerage Corporation.

Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit for Life Rider) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/06 $10,000  $10,000     $10,000
3/31/14           20,000      20,000
3/31/15           14,000      10,000
---------------------------------------

If a partial withdrawal of $7,000 is taken on March 31, 2015, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

                             Death
End of Annuitant's Contract Benefit
 Year      Age      Value   Amount
------------------------------------
  1        76      $103,000 $103,000
  2        77       112,000  112,000
  3        78        90,000  112,000
  4        79       135,000  135,000
  5        80       130,000  135,000
  6        81       150,000  150,000
  7        82       125,000  135,000
  8        83       145,000  145,000
------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit for Life Rider) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                      Assuming No Rider Option is Elected

                                                                 Accumulation      Accumulation   Accumulation
                                                                Unit Values at    Unit Values at Unit Values at
Subaccounts                                                   Beginning of Period End of Period  End of period  Year
--------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares/1/             $13.74            $14.32          1,466     2005
                                                                     12.47             13.74          1,214     2004
                                                                     10.00             12.47            271     2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               8.92              9.57         25,009     2005
                                                                      8.49              8.92         25,078     2004
                                                                     10.00              8.49         15,406     2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares               10.00             11.49          1,941     2005
   (formerly, AIM V.I. Real Estate Fund)
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           10.16             10.47        270,520     2005
                                                                      9.27             10.16        228,096     2004
                                                                     10.00              9.27        163,858     2003
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             7.83              8.86        108,171     2005
                                                                      7.33              7.83         63,772     2004
                                                                     10.00              7.33         43,827     2003
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 13.97             14.41          3,345     2005
                                                                     12.55             13.97              0     2004
                                                                     10.00             12.55              0     2003
--------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                   13.53             15.10             84     2005
                                                                     11.94             13.53            310     2004
                                                                     10.00             11.94              0     2003
--------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                        12.93             13.02          8,368     2005
                                                                     11.86             12.93            989     2004
                                                                     10.00             11.86              0     2003
--------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                           14.23             14.73         10,661     2005
                                                                     12.63             14.23          2,261     2004
                                                                     10.00             12.63            275     2003
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           10.00              9.96          5,721     2005
--------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --         14.28             15.36          2,063     2005
   Initial Shares                                                    12.66             14.28          1,138     2004
                                                                     10.00             12.66          1,108     2003
--------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio          9.81              9.93         14,505     2005
                                                                      9.90              9.81         16,920     2004
                                                                     10.00              9.90            474     2003
--------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.

                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of period  Year
---------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --              $ 7.85            $ 8.02         12,560     2005
   Initial Shares                                                      7.50              7.85         12,167     2004
                                                                      10.00              7.50         12,095     2003
---------------------------------------------------------------------------------------------------------------------
DWS Variable Series II (formerly, Scudder Variable Series II)
---------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                 13.95             14.78         10,236     2005
   (formerly, SVS Dreman High Return Equity Portfolio)                12.46             13.95          4,196     2004
                                                                      10.00             12.46          4,403     2003
---------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                16.61             17.97          4,010     2005
   (formerly, DWS Dreman Small Cap Value VIP)                         13.43             16.61            522     2004
                                                                      10.00             13.43            522     2003
---------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                14.99             15.26            890     2005
   (formerly, Scudder Technology Growth Portfolio)                    14.99             14.99            540     2004
                                                                      10.00             14.99            349     2003
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                        10.25             10.50        215,583     2005
                                                                      10.12             10.25        167,089     2004
                                                                      10.00             10.12         52,650     2003
---------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                   13.95             14.72         26,115     2005
                                                                      13.33             13.95         15,863     2004
                                                                      10.00             13.33          3,671     2003
---------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                      12.06             13.86        729,211     2005
                                                                      10.62             12.06        203,828     2004
                                                                      10.00             10.62         72,701     2003
---------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                      10.60             11.03        297,600     2005
                                                                       9.67             10.60        254,864     2004
                                                                      10.00              9.67        157,498     2003
---------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                            15.15             17.62        406,238     2005
                                                                      12.33             15.15        170,648     2004
                                                                      10.00             12.33         74,762     2003
---------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                   10.00             10.41        108,060     2005
---------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         13.11             13.05          7,699     2005
                                                                      12.32             13.11          2,087     2004
                                                                      10.00             12.32            971     2003
---------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     13.41             14.61          8,547     2005
                                                                      12.08             13.41          2,931     2004
                                                                      10.00             12.08          2,707     2003
---------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 14.57             15.82         10,579     2005
                                                                      12.47             14.57          4,809     2004
                                                                      10.00             12.47            921     2003
---------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            14.97             15.28         10,423     2005
                                                                      13.13             14.97          1,003     2004
                                                                      10.00             13.13            740     2003
---------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                 12.19             12.46        974,704     2005
                                                                      11.44             12.19        390,819     2004
                                                                      10.00             11.44         11,203     2003
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                      10.71             10.85         25,292     2005
                                                                      10.42             10.71         12,165     2004
                                                                      10.00             10.42          7,394     2003
---------------------------------------------------------------------------------------------------------------------

                                                                   Accumulation      Accumulation   Accumulation
                                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                                     Beginning of Period End of Period  End of period  Year
----------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                      $15.03            $16.40          1,079     2005
                                                                       12.89             15.03              0     2004
                                                                       10.00             12.89              0     2003
----------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                              15.49             16.67         29,101     2005
                                                                       12.98             15.49         14,229     2004
                                                                       10.00             12.98          9,374     2003
----------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                              16.14             16.45          5,472     2005
                                                                       12.88             16.14          2,862     2004
                                                                       10.00             12.88          1,125     2003
----------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                 13.38             13.36          1,826     2005
                                                                       12.40             13.38          1,739     2004
                                                                       10.00             12.40          1,637     2003
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares          8.03              8.25        135,434     2005
                                                                        7.47              8.03        108,120     2004
                                                                       10.00              7.47         72,388     2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               11.82             11.84         14,708     2005
                                                                       11.16             11.82          5,593     2004
                                                                       10.00             11.16          1,406     2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   12.54             12.68         33,576     2005
                                                                       11.46             12.54         13,950     2004
                                                                       10.00             11.46         12,124     2003
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           13.41             13.86        111,510     2005
                                                                       12.77             13.41         71,661     2004
                                                                       10.00             12.77          8,853     2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     9.85             10.27        282,120     2005
                                                                        9.16              9.85        231,025     2004
                                                                       10.00              9.16        166,822     2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          15.74             17.02        121,746     2005
                                                                       13.40             15.74         64,389     2004
                                                                       10.00             13.40         26,082     2003
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  12.78             13.11        156,318     2005
                                                                       11.84             12.78        115,339     2004
                                                                       10.00             11.84         72,936     2003
----------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                10.00              9.99         23,350     2005
----------------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Growth Portfolio 1
   (formerly, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1)
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1

              Assuming Enhanced Payment Benefit Option is Elected

                                                                 Accumulation      Accumulation   Accumulation
                                                                Unit Values at    Unit Values at Unit Values at
Subaccounts                                                   Beginning of Period End of Period  End of period  Year
--------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares/1/             $13.70            $14.25          5,050     2005
                                                                     12.45             13.70          5,177     2004
                                                                     10.00             12.45          3,492     2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               9.89             10.59         16,101     2005
                                                                      9.43              9.89         16,724     2004
                                                                     10.00              9.43         12,730     2003
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares               10.00             11.48          1,448     2005
   (formerly, AIM V.I. Real Estate Fund)
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           10.76             11.08        284,268     2005
                                                                      9.84             10.76        261,035     2004
                                                                     10.00              9.84        169,732     2003
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio  -- Class B            9.23             10.43         90,714     2005
                                                                      8.66              9.23         86,258     2004
                                                                     10.00              8.66         66,220     2003
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 13.92             14.33         17,840     2005
                                                                     12.52             13.92         11,847     2004
                                                                     10.00             12.52          8,523     2003
--------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                   13.48             15.02         11,433     2005
                                                                     11.92             13.48          8,770     2004
                                                                     10.00             11.92          2,047     2003
--------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                        12.89             12.96         45,479     2005
                                                                     11.83             12.89         29,179     2004
                                                                     10.00             11.83            662     2003
--------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                           14.18             14.66         97,809     2005
                                                                     12.61             14.18         87,690     2004
                                                                     10.00             12.61         63,811     2003
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           10.00              9.95         15,057     2005
--------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --         14.23             15.29          3,849     2005
   Initial Shares                                                    12.63             14.23          3,913     2004
                                                                     10.00             12.63          1,353     2003
--------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio          9.78              9.88         50,673     2005
                                                                      9.88              9.78         57,513     2004
                                                                     10.00              9.88            550     2003
--------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --               9.17              9.35         21,848     2005
   Initial Shares                                                     8.77              9.17         18,353     2004
                                                                     10.00              8.77          2,414     2003
--------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
 (formerly, Scudder Variable Series II)
--------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                13.90             14.71         30,460     2005
   (formerly, SVS Dreman High Return Equity Portfolio)               12.44             13.90         29,297     2004
                                                                     10.00             12.44         17,801     2003
--------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.

                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of period  Year
---------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares               $16.55            $17.88         25,761     2005
   (formerly, DWS Dreman Small Cap Value VIP)                         13.40             16.55         20,023     2004
                                                                      10.00             13.40          3,257     2003
---------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                14.94             15.18         10,180     2005
   (formerly, Scudder Technology Growth Portfolio)                    14.96             14.94          6,392     2004
                                                                      10.00             14.96          2,760     2003
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                        10.22             10.44        333,526     2005
                                                                      10.10             10.22        250,029     2004
                                                                      10.00             10.10         28,306     2003
---------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                   13.90             14.64         41,445     2005
                                                                      13.30             13.90         33,095     2004
                                                                      10.00             13.30         13,554     2003
---------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                      12.55             14.41        398,677     2005
                                                                      11.08             12.55        266,394     2004
                                                                      10.00             11.08        135,316     2003
---------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                      11.00             11.43        224,213     2005
                                                                      10.05             11.00        213,582     2004
                                                                      10.00             10.05        102,175     2003
---------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                            14.64             17.00        203,574     2005
                                                                      11.94             14.64        146,394     2004
                                                                      10.00             11.94         95,913     2003
---------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                   10.00             10.40         28,591     2005
---------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         13.06             12.99         19,756     2005
                                                                      12.30             13.06         17,459     2004
                                                                      10.00             12.30          6,139     2003
---------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     13.36             14.53         22,235     2005
                                                                      12.05             13.36         22,138     2004
                                                                      10.00             12.05          6,192     2003
---------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 14.52             15.74         77,610     2005
                                                                      12.45             14.52         71,929     2004
                                                                      10.00             12.45         43,314     2003
---------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            14.92             15.20         12,832     2005
                                                                      13.10             14.92          6,665     2004
                                                                      10.00             13.10            896     2003
---------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                 12.16             12.41        235,563     2005
                                                                      11.42             12.16        202,048     2004
                                                                      10.00             11.42         31,429     2003
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                      10.67             10.79        143,327     2005
                                                                      10.40             10.67         99,245     2004
                                                                      10.00             10.40         23,893     2003
---------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                      14.98             16.32          7,521     2005
                                                                      12.86             14.98          4,494     2004
                                                                      10.00             12.86            950     2003
---------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                             15.44             16.59        152,287     2005
                                                                      12.96             15.44        122,140     2004
                                                                      10.00             12.96         52,773     2003
---------------------------------------------------------------------------------------------------------------------

                                                                   Accumulation      Accumulation   Accumulation
                                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                                     Beginning of Period End of Period  End of period  Year
----------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                             $16.09            $16.37         18,831     2005
                                                                       12.86             16.09         15,882     2004
                                                                       10.00             12.86          4,609     2003
----------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                 13.33             13.29          9,679     2005
                                                                       12.37             13.33          8,192     2004
                                                                       10.00             12.37          2,737     2003
----------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares          9.37              9.61         91,062     2005
                                                                        8.73              9.37         82,552     2004
                                                                       10.00              8.73         51,479     2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               11.78             11.78         29,430     2005
                                                                       11.13             11.78         13,199     2004
                                                                       10.00             11.13          5,724     2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   12.50             12.62         78,093     2005
                                                                       11.44             12.50         38,814     2004
                                                                       10.00             11.44          5,547     2003
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           13.37             13.79        218,436     2005
                                                                       12.74             13.37        199,631     2004
                                                                       10.00             12.74         66,420     2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    10.46             10.89        343,711     2005
                                                                        9.74             10.46        331,477     2004
                                                                       10.00              9.74        242,188     2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          15.69             16.94        116,049     2005
                                                                       13.38             15.69         97,208     2004
                                                                       10.00             13.38         53,612     2003
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  12.66             12.97        146,080     2005
                                                                       11.74             12.66        130,738     2004
                                                                       10.00             11.74         76,350     2003
----------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                10.00              9.98         18,052     2005
----------------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Growth Portfolio 1
   (formerly, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1)
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1

         Assuming Annual Step-Up Death Benefit Rider Option is Elected

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Aggressive Growth                    $13.68            $14.22            --     2005
   Fund -- Series I shares/1/                   12.44             13.68            --     2004
                                                 9.98             12.44            --     2003
                                                10.00              9.98            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation                   8.86              9.48           671     2005
   Fund -- Series I shares                       8.45              8.86           696     2004
                                                 6.63              8.45         1,093     2003
                                                 8.91              6.63           988     2002
                                                10.00              8.91           302     2001
----------------------------------------------------------------------------------------------
 AIM V.I. Global Real Estate
   Fund -- Series II shares (formerly,          10.00             11.47            --     2005
   AIM V.I. Real Estate Fund)
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
 Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income            10.09             10.38        53,117     2005
   Portfolio -- Class B                          9.22             10.09        54,273     2004
                                                 7.09              9.22        63,264     2003
                                                 9.28              7.09        64,654     2002
                                                10.00              9.28        16,785     2001
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth              7.77              8.78        30,628     2005
   Portfolio -- Class B                          7.29              7.77        17,236     2004
                                                 6.01              7.29        18,188     2003
                                                 8.84              6.01         6,812     2002
                                                10.00              8.84         2,429     2001
----------------------------------------------------------------------------------------------
American Century Variable Portfolios,
 Inc.
----------------------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class I             13.91             14.31            --     2005
                                                12.51             13.91            --     2004
                                                 9.83             12.51            --     2003
                                                10.00              9.83            --     2002
----------------------------------------------------------------------------------------------
 VP International Fund -- Class I               13.46             14.99            --     2005
                                                11.91             13.46            --     2004
                                                 9.72             11.91            --     2003
                                                10.00              9.72            --     2002
----------------------------------------------------------------------------------------------
 VP Ultra(R) Fund -- Class I                    12.87             12.93            --     2005
                                                11.83             12.87            --     2004
                                                 9.63             11.83            --     2003
                                                10.00              9.63            --     2002
----------------------------------------------------------------------------------------------
 VP Value Fund -- Class I                       14.17             14.63            --     2005
                                                12.60             14.17            --     2004
                                                 9.93             12.60            --     2003
                                                10.00              9.93            --     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios
 II, Inc.
----------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class
   II                                           10.00              9.94            --     2005
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment                             14.21             15.26            --     2005
   Portfolios -- MidCap Stock                   12.63             14.21            --     2004
   Portfolio -- Initial Shares                   9.74             12.63            --     2003
                                                10.00              9.74            --     2002
----------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment                   $ 9.76            $ 9.85            --     2005
   Fund -- Money Market Portfolio                9.87              9.76            --     2004
                                                 9.98              9.87            --     2003
                                                10.00              9.98            --     2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                7.79              7.94           575     2005
   Growth Fund, Inc. -- Initial Shares           7.46              7.79           539     2004
                                                 4.57              7.46           565     2003
                                                 8.62              4.57            --     2002
                                                10.00              8.62            --     2001
----------------------------------------------------------------------------------------------
DWS Variable Series II (formerly,
 Scudder Variable Series II)
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity                  13.89             14.68            --     2005
   VIP -- Class B Shares (formerly, SVS         12.43             13.89            --     2004
   Dreman High Return Equity Portfolio)          9.61             12.43            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value                 16.53             17.85            --     2005
   VIP -- Class B Shares (formerly, DWS         13.39             16.53            --     2004
   Dreman Small Cap Value VIP)                   9.61             13.39            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B                  14.92             15.15            --     2005
   Shares (formerly, Scudder Technology         14.95             14.92            --     2004
   Growth Portfolio)                            10.40             14.95            --     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.21             10.43        23,505     2005
                                                10.09             10.21        36,250     2004
                                                 9.96             10.09        26,638     2003
                                                10.00              9.96            --     2002
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              13.89             14.62         2,274     2005
                                                13.29             13.89         2,410     2004
                                                10.40             13.29         2,410     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         11.97             13.73         6,244     2005
   Class 2                                      10.57             11.97         5,576     2004
                                                 8.38             10.57         8,161     2003
                                                 9.43              8.38         3,086     2002
                                                10.00              9.43           808     2001
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service         10.52             10.92        26,910     2005
   Class 2                                       9.62             10.52        26,278     2004
                                                 7.52              9.62        26,370     2003
                                                 9.23              7.52         9,911     2002
                                                10.00              9.23         2,062     2001
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service               15.04             17.46        12,515     2005
   Class 2                                      12.27             15.04        13,468     2004
                                                 9.02             12.27        26,957     2003
                                                10.20              9.02        13,738     2002
                                                10.00             10.20         1,571     2001
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
 Products Trust
----------------------------------------------------------------------------------------------
 Franklin Income Securities
   Fund -- Class 2 Shares                       10.00             10.39            --     2005
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Franklin Large Cap Growth Securities          $13.05            $12.96            --     2005
   Fund -- Class 2 Shares                       12.29             13.05            --     2004
                                                 9.84             12.29            --     2003
                                                10.00              9.84            --     2002
----------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class         13.34             14.51         1,819     2005
   2 Shares                                     12.05             13.34         1,819     2004
                                                 9.79             12.05         1,818     2003
                                                10.00              9.79            --     2002
----------------------------------------------------------------------------------------------
 Templeton Foreign Securities                   14.50             15.70            --     2005
   Fund -- Class 2 Shares                       12.44             14.50            --     2004
                                                 9.56             12.44            --     2003
                                                10.00              9.56            --     2002
----------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation              14.90             15.17            --     2005
   Fund -- Class 2 Shares                       13.09             14.90            --     2004
                                                10.09             13.09            --     2003
                                                10.00             10.09            --     2002
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares            12.15             12.39        15,026     2005
                                                11.42             12.15         9,115     2004
                                                10.00             11.42         8,700     2003
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------
 Bond Portfolio                                 10.66             10.77            --     2005
                                                10.39             10.66            --     2004
                                                10.19             10.39            --     2003
                                                10.00             10.19            --     2002
----------------------------------------------------------------------------------------------
 International Equity Portfolio                 14.96             16.29            --     2005
                                                12.85             14.96            --     2004
                                                 9.87             12.85            --     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        15.42             16.56         1,695     2005
                                                12.95             15.42         1,695     2004
                                                 9.87             12.95         1,695     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Small Company Portfolio                        16.07             16.34         1,721     2005
                                                12.85             16.07         1,721     2004
                                                 9.61             12.85         1,721     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 U.S. Large Cap Core Equity Portfolio           13.31             13.27            --     2005
                                                12.36             13.31            --     2004
                                                 9.81             12.36            --     2003
                                                10.00              9.81            --     2002
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                   7.97              8.17         6,448     2005
   Series -- Service Class Shares                7.44              7.97         6,521     2004
                                                 6.17              7.44         5,766     2003
                                                 8.67              6.17        15,424     2002
                                                10.00              8.67           504     2001
----------------------------------------------------------------------------------------------
 MFS(R) Strategic Income Series --              11.77             11.76            --     2005
   Service Class Shares                         11.13             11.77            --     2004
                                                10.27             11.13            --     2003
                                                10.00             10.27            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service         $12.48            $12.59            --     2005
   Class Shares                                 11.43             12.48            --     2004
                                                10.02             11.43            --     2003
                                                10.00             10.02            --     2002
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account
 Funds -- Class 2 Shares
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation               13.35             13.76           266     2005
   Fund/VA -- Service Shares                    12.73             13.35           109     2004
                                                 9.91             12.73            --     2003
                                                10.00              9.91            --     2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                         9.78             10.17        25,254     2005
   Fund/VA -- Service Shares                     9.11              9.78        23,156     2004
                                                 7.33              9.11        34,292     2003
                                                 9.20              7.33        24,867     2002
                                                10.00              9.20         2,197     2001
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap              15.67             16.90         4,358     2005
   Fund/VA -- Service Shares                    13.37             15.67         4,764     2004
                                                 9.40             13.37         4,423     2003
                                                10.00              9.40            --     2002
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative         12.68             12.99        18,941     2005
   Class Shares                                 11.77             12.68        19,854     2004
                                                 9.74             11.77        26,070     2003
                                                10.03              9.74        13,819     2002
                                                10.00             10.03           317     2001
----------------------------------------------------------------------------------------------
 Low Duration
   Portfolio -- Administrative Class
   Shares                                       10.00              9.97            --     2005
----------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Growth Portfolio 1
   (formerly, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1)
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1

   Assuming Annual Step-Up Death Benefit Rider and Enhanced Payment Benefit
                              Options are Elected

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Aggressive Growth                    $13.63            $14.15            --     2005
   Fund -- Series I shares/1/                   12.42             13.63            --     2004
                                                 9.99             12.42            --     2003
                                                10.00              9.99            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation                   9.83             10.51         2,675     2005
   Fund -- Series I shares                       9.39              9.83         2,844     2004
                                                 7.38              9.39         2,931     2003
                                                10.00              7.38            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Global Real Estate
   Fund -- Series II shares (formerly,          10.00             11.46            --     2005
   AIM V.I. Real Estate Fund)
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
 Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income            10.70             10.99        86,656     2005
   Portfolio -- Class B                          9.80             10.70        87,605     2004
                                                 7.55              9.80        72,558     2003
                                                10.00              7.55        29,436     2002
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth              9.18             10.35        17,191     2005
   Portfolio -- Class B                          8.62              9.18        19,610     2004
                                                 7.12              8.62        16,464     2003
                                                10.00              7.12         3,300     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios,
 Inc.
----------------------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class I             13.86             14.23            --     2005
                                                12.49             13.86            --     2004
                                                 9.84             12.49            --     2003
                                                10.00              9.84            --     2002
----------------------------------------------------------------------------------------------
 VP International Fund -- Class I               13.42             14.92         1,594     2005
                                                11.89             13.42            --     2004
                                                 9.73             11.89            --     2003
                                                10.00              9.73            --     2002
----------------------------------------------------------------------------------------------
 VP Ultra Fund -- Class I                       12.83             12.87         1,225     2005
                                                11.80             12.83         1,061     2004
                                                 9.63             11.80           902     2003
                                                10.00              9.63            --     2002
----------------------------------------------------------------------------------------------
 VP Value Fund -- Class I                       14.12             14.56           155     2005
                                                12.57             14.12            --     2004
                                                 9.94             12.57            --     2003
                                                10.00              9.94            --     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios
 II, Inc.
----------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class
   II                                           10.00              9.93            --     2005
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment                             14.16             15.18            --     2005
   Portfolios -- MidCap Stock                   12.60             14.16            --     2004
   Portfolio -- Initial Shares                   9.75             12.60            --     2003
                                                10.00              9.75            --     2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment                     9.73              9.81         2,189     2005
   Fund -- Money Market Portfolio                9.85              9.73         3,207     2004
                                                 9.99              9.85            --     2003
                                                10.00              9.99            --     2002
----------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible              $ 9.12            $ 9.27             --    2005
   Growth Fund, Inc. -- Initial Shares           8.74              9.12             --    2004
                                                 7.06              8.74             --    2003
                                                10.00              7.06             --    2002
----------------------------------------------------------------------------------------------
DWS Variable Series II (formerly,
 Scudder Variable Series II)
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity                  13.84             14.61             --    2005
   VIP -- Class B Shares (formerly, SVS         12.40             13.84             --    2004
   Dreman High Return Equity Portfolio)          9.61             12.40             --    2003
                                                10.00              9.61             --    2002
----------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value                 16.47             17.76            386    2005
   VIP -- Class B Shares (formerly, DWS         13.36             16.47            399    2004
   Dreman Small Cap Value VIP)                   9.62             13.36             38    2003
                                                10.00              9.62             --    2002
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B                  14.87             15.08            582    2005
   Shares (formerly, Scudder Technology         14.92             14.87            582    2004
   Growth Portfolio)                            10.40             14.92            582    2003
                                                10.00             10.40             --    2002
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.17             10.37        119,710    2005
                                                10.07             10.17         73,987    2004
                                                 9.97             10.07          8,927    2003
                                                10.00              9.97             --    2002
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              13.84             14.55          2,222    2005
                                                13.27             13.84          2,313    2004
                                                10.40             13.27          1,094    2003
                                                10.00             10.40             --    2002
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         12.48             14.30         53,025    2005
   Class 2                                      11.04             12.48         29,932    2004
                                                 8.77             11.04         13,793    2003
                                                10.00              8.77          2,258    2002
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service         10.94             11.34         65,539    2005
   Class 2                                      10.01             10.94         60,159    2004
                                                 7.84             10.01         52,444    2003
                                                10.00              7.84         22,674    2002
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class         14.56             16.87         38,530    2005
   2                                            11.89             14.56         38,518    2004
                                                 8.76             11.89         44,549    2003
                                                10.00              8.76         42,836    2002
----------------------------------------------------------------------------------------------
 VIP Value Strategies                           11.25             11.31             --    2005
   Portfolio -- Service Class 2                 10.00             11.25             --    2004
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
 Products Trust
----------------------------------------------------------------------------------------------
 Franklin Income Securities
   Fund -- Class 2 Shares                       10.00             10.38            907    2005
----------------------------------------------------------------------------------------------
 Franklin Large Cap Growth Securities           13.00             12.90             --    2005
   Fund -- Class 2 Shares                       12.27             13.00             --    2004
                                                 9.85             12.27             --    2003
                                                10.00              9.85             --    2002
----------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class         13.30             14.44            750    2005
   2 Shares                                     12.02             13.30            906    2004
                                                 9.79             12.02            906    2003
                                                10.00              9.79             --    2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Templeton Foreign Securities                  $14.45            $15.63         2,319     2005
   Fund -- Class 2 Shares                       12.41             14.45         2,253     2004
                                                 9.57             12.41           202     2003
                                                10.00              9.57            --     2002
----------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation              14.85             15.10         1,028     2005
   Fund -- Class 2 Shares                       13.07             14.85           734     2004
                                                10.09             13.07           734     2003
                                                10.00             10.09            --     2002
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares            12.12             12.34        11,682     2005
                                                11.41             12.12        12,533     2004
                                                10.00             11.41        10,503     2003
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------
 Bond Portfolio                                 10.62             10.72         5,541     2005
                                                10.37             10.62         7,683     2004
                                                10.19             10.37           534     2003
                                                10.00             10.19            --     2002
----------------------------------------------------------------------------------------------
 International Equity Portfolio                 14.91             16.21         1,875     2005
                                                12.83             14.91         2,379     2004
                                                 9.87             12.83           973     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        15.36             16.48         3,083     2005
                                                12.92             15.36         3,884     2004
                                                10.16             12.92         1,094     2003
                                                10.00             10.16            --     2002
----------------------------------------------------------------------------------------------
 Small Company Portfolio                        16.01             16.26         1,240     2005
                                                12.82             16.01         1,719     2004
                                                 9.61             12.82            40     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 U.S. Large Cap Core Equity Portfolio           13.27             13.21         2,234     2005
                                                12.36             13.27         2,786     2004
                                                 9.82             12.36            --     2003
                                                10.00              9.82            --     2002
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                   9.31              9.53        26,498     2005
   Series -- Service Class Shares                8.70              9.31        34,396     2004
                                                 7.23              8.70        38,613     2003
                                                10.00              7.23        34,313     2002
----------------------------------------------------------------------------------------------
 MFS(R) Strategic Income                        11.73             11.70         3,648     2005
   Series -- Service Class Shares               11.10             11.73         1,208     2004
                                                10.28             11.10           952     2003
                                                10.00             10.28            --     2002
----------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service          12.44             12.53         3,658     2005
   Class Shares                                 11.41             12.44           643     2004
                                                10.03             11.41           175     2003
                                                10.00             10.03            --     2002
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation               13.30             13.70         7,771     2005
   Fund/VA -- Service Shares                    12.71             13.30         4,496     2004
                                                 9.91             12.71           997     2003
                                                10.00              9.91            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                       $10.40            $10.80        114,447    2005
   Fund/VA -- Service Shares                     9.71             10.40        144,709    2004
                                                 7.82              9.71        168,642    2003
                                                10.00              7.82        136,697    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap              15.61             16.82         17,502    2005
   Fund/VA -- Service Shares                    13.34             15.61         15,415    2004
                                                 9.43             13.34          8,173    2003
                                                10.00              9.43             --    2002
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative         12.59             12.87         24,619    2005
   Class Shares                                 11.70             12.59         26,261    2004
                                                 9.70             11.70         22,290    2003
                                                10.00              9.70         12,000    2002
----------------------------------------------------------------------------------------------
 Low Duration
   Portfolio -- Administrative Class
   Shares                                       10.00              9.96             --    2005
----------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Growth Portfolio 1
   (formerly, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1)
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1

         Assuming Payment Protection Rider Optional Benefit is Elected

                                                                                                    Number of
                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares/1/              $10.00            $10.26             --     2005
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               10.00             10.72             --     2005
---------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                10.00             10.35             --     2005
   (formerly, AIM V.I. Real Estate Fund)
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B            10.00             10.23          3,321     2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             10.00             11.03          1,684     2005
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                  10.00             10.07             --     2005
---------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                    10.00             11.27             --     2005
---------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                         10.00             10.27             --     2005
---------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                            10.00             10.12             --     2005
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            10.00             10.09          2,217     2005
---------------------------------------------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --          10.00             10.29             --     2005
   Initial Shares
---------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio          10.00             10.06             --     2005
---------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --               10.00             10.10             --     2005
   Initial Shares
---------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
 (formerly, Scudder Variable Series II)
---------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                 10.00             10.26             --     2005
   (formerly, SVS Dreman High Return Equity Portfolio)
---------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                10.00             10.36             --     2005
   (formerly, DWS Dreman Small Cap Value VIP)
---------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                10.00             10.40             --     2005
   (formerly, Scudder Technology Growth Portfolio)
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                        10.00             10.10             --     2005
---------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                   10.00             10.67             --     2005
---------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                      10.00             10.91             --     2005
---------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                      10.00             10.36          2,807     2005
---------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                            10.00             11.09          4,342     2005
---------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                   10.00              9.76        197,473     2005
---------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         10.00             10.00             --     2005
---------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     10.00             10.67             --     2005
---------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 10.00             10.86             --     2005
---------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            10.00             10.33             --     2005
---------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Aggressive Growth Fund merged into the AIM
    V.I. Capital Appreciation Fund.

                                                                                                     Number of
                                                                   Accumulation      Accumulation   Accumulation
                                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                                     Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                 $10.00            $10.28        299,414     2005
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                       10.00             10.00             --     2005
----------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                       10.00             11.09             --     2005
----------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                              10.00             10.07             --     2005
----------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                              10.00              9.95             --     2005
----------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                 10.00             10.04             --     2005
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         10.00             10.24          3,230     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               10.00              9.97             --     2005
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   10.00             10.03        120,996     2005
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           10.00             10.37             --     2005
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    10.00             10.30             --     2005
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          10.00             10.53          5,057     2005
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  10.00             10.04          3,066     2005
----------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                10.00              9.99         15,622     2005
----------------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Equity Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity Index Portfolio 1 JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio 1
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Growth Portfolio 1
   (formerly, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Large Cap Growth Portfolio 1)
   JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1

The Guaranteed Minimum Withdrawal Benefit for Life Rider Option was added effective May 1, 2006. Therefore, no condensed financial information is available with this option.

The Payment Protection Variable Annuity Rider was added effective January 5, 2007. Therefore, no condensed financial information is available with this option.

TABLE OF CONTENTS

Statement of Additional Information

                                                                                                      Page
The Company.......................................................................................... B-3

The Separate Account................................................................................. B-3

Additional Information About the Guarantee Account................................................... B-3

The Contracts........................................................................................ B-3
   Transfer of Annuity Units......................................................................... B-3
   Net Investment Factor............................................................................. B-4

Termination of Participation Agreements.............................................................. B-4

Calculation of Performance Data...................................................................... B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable
     Investment Fund -- Money Market Portfolio....................................................... B-5
   Other Subaccounts................................................................................. B-6
   Other Performance Data............................................................................ B-7

Tax Matters.......................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York
     (formerly, GE Capital Life Assurance Company of New York)....................................... B-7
   IRS Required Distributions........................................................................ B-8

General Provisions................................................................................... B-8
   Using the Contracts as Collateral................................................................. B-8
   The Beneficiary................................................................................... B-8
   Non-Participating................................................................................. B-8
   Misstatement of Age or Gender..................................................................... B-8
   Incontestability.................................................................................. B-9
   Statement of Values............................................................................... B-9
   Trust as Owner or Beneficiary..................................................................... B-9
   Written Notice.................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans........................................ B-9

Regulation of Genworth Life Insurance Company of New York
  (formerly, GE Capital Life Assurance Company of New York).......................................... B-9

Experts.............................................................................................. B-9

Financial Statements................................................................................. B-9

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form NY1155 4/00

                                  Issued by:
                  Genworth Life Insurance Company of New York
           (formerly, GE Capital Life Assurance Company of New York)
                Genworth Life of New York VA Separate Account 1
                (formerly, GE Capital Life Separate Account II)
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 313-5282

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2006 (as amended on January 5, 2007), for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York) through its Genworth Life of New York VA Separate Account 1 (formerly, GE Capital Life Separate Account II). The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:     (800) 313-5282

Or write: Genworth Life Insurance Company of New York
          (formerly, GE Capital Life Assurance Company of New York) Annuity Service Center
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative

The date of this Statement of Additional Information is May 1, 2006 (as amended on January 5, 2007).

TABLE OF CONTENTS

The Company..........................................................................................  B-3

The Separate Account.................................................................................  B-3

Additional Information About the Guarantee Account...................................................  B-4

The Contracts........................................................................................  B-4
   Transfer of Annuity Units.........................................................................  B-4
   Net Investment Factor.............................................................................  B-4

Termination of Participation Agreements..............................................................  B-5

Calculation of Performance Data......................................................................  B-7
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable
     Investment Fund -- Money Market Portfolio.......................................................  B-8
   Other Subaccounts................................................................................. B-10
   Other Performance Data............................................................................ B-11

Tax Matters.......................................................................................... B-12
   Taxation of Genworth Life Insurance Company of New York
     (formerly, GE Capital Life Assurance Company of New York)....................................... B-12
   IRS Required Distributions........................................................................ B-12

General Provisions................................................................................... B-13
   Using the Contracts as Collateral................................................................. B-13
   The Beneficiary................................................................................... B-13
   Non-Participating................................................................................. B-13
   Misstatement of Age or Gender..................................................................... B-13
   Incontestability.................................................................................. B-13
   Statement of Values............................................................................... B-13
   Trust as Owner or Beneficiary..................................................................... B-14
   Written Notice.................................................................................... B-14

Legal Developments Regarding Employment-Related Benefit Plans........................................ B-14

Regulation of Genworth Life Insurance Company of New York
  (formerly, GE Capital Life Assurance Company of New York).......................................... B-14

Experts.............................................................................................. B-15

Financial Statements................................................................................. B-15

The Company

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company, which is now known as Genworth Life Insurance Company ("GLIC"). In January 1999, we became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity Corporation merged with and into GECA.

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth.

On June 29, 2006, Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate, requested that the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia ("SCC") review and ultimately approve the proposed mergers of Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") into the GLAIC ("GLAIC Merged"). GLAIC would be the surviving entity. FHL and FCL are both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both are affiliates of GLAIC. The proposed mergers are subject to regulatory approval. On September 19, 2006, the SCC gave its conditional approval of the proposed mergers. Conditional regulatory approval does not obligate GLAIC to Consumate the proposed mergers or guarantee that the proposed mergers will occur. Should these proposed mergers be consummated, the anticipated effective date is January 1, 2007.

Upon consummation of the contemplated mergers involving FHL and FCL and subject to regulatory approval, it is anticipated that GLAIC Merged would transfer its shares of American Mayflower Life Insurance Company of New York ("AML") to us in exchange for a non-majority ownership interest in the Company. Upon transfer, AML would be merged into the Company. We would be the surviving entity. These mergers are part of the continuing efforts of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

We principally offer annuity contracts and variable life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

We are subject to regulation by the Department of Insurance of the State of New York. We file an annual Statement with the New York Commissioner of Insurance on or before March 1 of every year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the Department of Insurance of the State of New York at least every five years.

The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by either party upon 6 months' prior written notice to the other party.

BlackRock Variable Series Funds, Inc. (formerly, FAM Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust). This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.

DWS Variable Series II (formerly, Scudder Variable Series II). The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Fund Inc). The agreement may be terminated at the option of any party upon six months' advance written notice, unless a shorter time is agreed upon by the parties.

Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series
Fund). This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.). This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP =   the net change in the value of the investment
        Portfolio (exclusive of realized gains and losses
        on the sale of securities and unrealized
        appreciation and depreciation and income other
        than investment income) for the seven-day period
        attributable to a hypothetical account having a
        balance of one unit.
ES  =   per unit expenses of the hypothetical account for
        the seven-day period.
UV  =   the unit value on the first day of the seven-day
        period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP =   the net change in the value of the investment
        Portfolio (exclusive of realized gains and losses
        on the sale of securities and unrealized
        appreciation and depreciation and income other
        than investment income) for the seven-day period
        attributable to a hypothetical account having a
        balance of one unit.
ES  =   per unit expenses of the hypothetical account for
        the seven-day period.
UV  =   the unit value for the first day of the seven-day
        period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund --Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. --Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund

Current Yield:   2.63% as of December 31, 2005
Effective Yield: 2.67% as of December 31, 2005

Dreyfus Variable Investment Fund -- Money Market Portfolio

Current Yield:   2.58% as of December 31, 2005
Effective Yield: 2.62% as of December 31, 2005

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all available rider options.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR  =   the average annual total return for the
        period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of
        the period.
P   =   a hypothetical single investment of
        $1,000.
N   =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of the period.
P   =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life Insurance Company of new York (formerly, GE Capital Life Assurance Company of New York)

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased

Regulation of Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York)

Besides Federal securities laws, we are subject to the New York insurance laws.

Experts

The financial statements of the Company as of December 31, 2005 and 2004, and for each of the years in the three-year period ended December 31, 2005, and the financial statements of the Separate Account as of December 31, 2005 and for each of the years or lesser periods in the two-year period ended December 31, 2005, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP dated April 12, 2006 with respect to the financial statements of the Company refers to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Financial Statements

This Statement of Additional Information contains the financial statements for the Company, as of December 31, 2005 and 2004, and for each of the years in the three-year period ended December 31, 2005 and the financial statements of the Separate Account, as of December 31, 2005 and for each of the years or lesser periods in the two-year period ended December 31, 2005. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             Financial Statements

                        Period ended December 31, 2005

    (With Report of Independent Registered Public Accounting Firm Thereon)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2005

                                                                            Page
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-21

Statements of Changes in Net Assets........................................ F-47

Notes to Financial Statements.............................................. F-83

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares, AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Blue Chip
Fund -- Series I shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Growth Fund -- Series I shares, AIM V.I. International Growth Fund
 -- Series II shares, AIM V.I. Premier Equity Fund -- Series I shares, AIM V.I. Real Estate Fund -- Series II shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value
Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; Dreyfus -- Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; FAM Variable Series Fund, Inc. -- Mercury Basic Value V.I. Fund -- Class III Shares, Mercury Global Allocation V.I. Fund -- Class III Shares, Mercury Large Cap Growth V.I.
Fund -- Class III Shares, Mercury Value Opportunities V.I. Fund -- Class III Shares; Federated Insurance Series -- Federated American Leaders Fund
II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Contrafund(R)
Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income
Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas
Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I Shares, Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities
Fund -- Class I Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen Series -- Balanced
Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty
Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology
Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income
Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Old Mutual Insurance Company,
Inc. -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Aggressive Growth Fund/VA,

Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities
Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap
Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged)
 -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Advisor Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series Fund,
Inc. -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable All Cap Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class II; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2005, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2005, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, Virginia
March 17, 2006

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                            As of December 31, 2005

                                                                                  AIM Variable Insurance Funds
                               -------------------------------------------------------------------------------------------------
                                  AIM V.I.                                         AIM V.I.                         AIM V.I.
                                 Aggressive        AIM V.I.        AIM V.I.         Capital        AIM V.I.      International
                                   Growth        Basic Value       Blue Chip     Appreciation       Growth           Growth
                                   Fund --         Fund --          Fund --         Fund --         Fund --         Fund --
                               Series I shares Series II shares Series I shares Series I shares Series I shares Series II shares
                               --------------- ---------------- --------------- --------------- --------------- ----------------
Assets
Investments at fair market
  value (note 2b):............     $92,967        2,245,784         264,964         445,934         442,037         627,044
Dividend receivable...........          --               --              --              --              --              --
Receivable for units sold.....          --            4,476              --              --              --              --
                                   -------        ---------         -------         -------         -------         -------
       Total assets...........      92,967        2,250,260         264,964         445,934         442,037         627,044
                                   -------        ---------         -------         -------         -------         -------
Liabilities
Accrued expenses payable to
  affiliate (note 4c).........           4               98              11              21              19              28
Payable for units withdrawn...          --               --              --              --              --              --
                                   -------        ---------         -------         -------         -------         -------
       Total liabilities......           4               98              11              21              19              28
                                   -------        ---------         -------         -------         -------         -------
Net assets attributable to
  variable annuity contract
  owners......................     $92,963        2,250,162         264,953         445,913         442,018         627,016
                                   =======        =========         =======         =======         =======         =======
Investments in securities at
  cost........................     $82,318        2,011,121         246,040         370,189         353,384         548,351
                                   =======        =========         =======         =======         =======         =======
Shares outstanding............       7,425          183,180          37,477          18,069          25,625          27,263
                                   =======        =========         =======         =======         =======         =======

                               ---------------------------------
                                  AIM V.I.
                                   Premier         AIM V.I.
                                   Equity        Real Estate
                                   Fund --         Fund --
                               Series I shares Series II shares
                               --------------- ----------------
Assets
Investments at fair market
  value (note 2b):............     948,501          38,928
Dividend receivable...........          --              --
Receivable for units sold.....          --              --
                                   -------          ------
       Total assets...........     948,501          38,928
                                   -------          ------
Liabilities
Accrued expenses payable to
  affiliate (note 4c).........          40               2
Payable for units withdrawn...       8,419              --
                                   -------          ------
       Total liabilities......       8,459               2
                                   -------          ------
Net assets attributable to
  variable annuity contract
  owners......................     940,042          38,926
                                   =======          ======
Investments in securities at
  cost........................     850,806          38,481
                                   =======          ======
Shares outstanding............      42,496           1,855
                                   =======          ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                       The Alger American Fund
                                    ----------------------------- -----------------
                                        Alger          Alger      AllianceBernstein
                                       American    American Small      Global
                                        Growth     Capitalization    Technology
                                     Portfolio --   Portfolio --    Portfolio --
                                    Class O Shares Class O Shares      Class B
                                    -------------- -------------- -----------------
Assets
Investments at fair market
  value (note 2b):.................    $700,585       808,801          322,742
Dividend receivable................          --            --               --
Receivable for units sold..........          --            44               --
                                       --------       -------          -------
       Total assets................     700,585       808,845          322,742
                                       --------       -------          -------
Liabilities
Accrued expenses payable to
  affiliate (note 4c)..............          27            31               14
Payable for units withdrawn........          --            --               --
                                       --------       -------          -------
       Total liabilities...........          27            31               14
                                       --------       -------          -------
Net assets attributable to
  variable annuity contract owners.    $700,558       808,814          322,728
                                       ========       =======          =======
Investments in securities at cost..    $865,015       781,354          289,511
                                       ========       =======          =======
Shares outstanding.................      17,849        34,155           20,649
                                       ========       =======          =======

                                     AllianceBernstein Variable Products Series Fund, Inc.
                                    ------------------------------------------------------------------------
                                    AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                       Growth and       International       Large Cap         Small Cap
                                         Income             Value            Growth            Growth
                                      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                         Class B           Class B           Class B           Class B
                                    ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair market
  value (note 2b):.................     8,040,654          966,859          2,387,479          112,596
Dividend receivable................            --               --                 --               --
Receivable for units sold..........            --               --                 --            4,476
                                        ---------          -------          ---------          -------
       Total assets................     8,040,654          966,859          2,387,479          117,072
                                        ---------          -------          ---------          -------
Liabilities
Accrued expenses payable to
  affiliate (note 4c)..............           351               43                103                5
Payable for units withdrawn........           573               --                604               --
                                        ---------          -------          ---------          -------
       Total liabilities...........           924               43                707                5
                                        ---------          -------          ---------          -------
Net assets attributable to
  variable annuity contract owners.     8,039,730          966,816          2,386,772          117,067
                                        =========          =======          =========          =======
Investments in securities at cost..     6,948,817          885,618          1,995,320           82,647
                                        =========          =======          =========          =======
Shares outstanding.................       326,193           51,102             89,958            9,313
                                        =========          =======          =========          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005


                                                                                        American Century
                                                                                            Variable
                                        American Century Variable Portfolios, Inc.     Portfolios II, Inc.
                                    -------------------------------------------------- ------------------- --------------
                                                                                                              Dreyfus
                                                                                                             Investment
                                    VP Income &                                           VP Inflation     Portfolios --
                                      Growth                     VP Ultra(R) VP Value      Protection       MidCap Stock
                                      Fund --   VP International   Fund --   Fund --         Fund --        Portfolio --
                                      Class I   Fund -- Class I    Class I   Class I        Class II       Initial Shares
                                    ----------- ---------------- ----------- --------- ------------------- --------------
Assets
Investments at fair market value
  (note 2b):.......................  $303,927       205,852        714,061   1,593,388       279,232           90,553
Dividend receivable................        --            --             --          --           810               --
Receivable for units sold..........        --            --             --          --            --               --
                                     --------       -------        -------   ---------       -------           ------
       Total assets................   303,927       205,852        714,061   1,593,388       280,042           90,553
                                     --------       -------        -------   ---------       -------           ------
Liabilities
Accrued expenses payable to
  affiliate (note 4c)..............        13            10             31          71            12                4
Payable for units withdrawn........         6            --             --          --            --                6
                                     --------       -------        -------   ---------       -------           ------
       Total liabilities...........        19            10             31          71            12               10
                                     --------       -------        -------   ---------       -------           ------
Net assets attributable to
  variable annuity contract owners.  $303,908       205,842        714,030   1,593,317       280,030           90,543
                                     ========       =======        =======   =========       =======           ======
Investments in securities at cost..  $273,071       171,019        663,695   1,440,548       284,121           76,087
                                     ========       =======        =======   =========       =======           ======
Shares outstanding.................    40,470        25,012         68,792     194,316        27,216            4,729
                                     ========       =======        =======   =========       =======           ======


                                       Dreyfus
                                    ----------------------------
                                     The Dreyfus     Dreyfus
                                       Socially      Variable
                                     Responsible    Investment
                                        Growth       Fund --
                                    Fund, Inc. --  Money Market
                                    Initial Shares  Portfolio
                                    -------------- ------------
Assets
Investments at fair market value
  (note 2b):.......................    309,538       663,866
Dividend receivable................         --         2,085
Receivable for units sold..........         --            --
                                       -------       -------
       Total assets................    309,538       665,951
                                       -------       -------
Liabilities
Accrued expenses payable to
  affiliate (note 4c)..............         13            29
Payable for units withdrawn........         --            --
                                       -------       -------
       Total liabilities...........         13            29
                                       -------       -------
Net assets attributable to
  variable annuity contract owners.    309,525       665,922
                                       =======       =======
Investments in securities at cost..    273,368       663,866
                                       =======       =======
Shares outstanding.................     11,869       663,866
                                       =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                             Evergreen Variable
                               Eaton Vance Variable Trust      Annuity Trust          FAM Variable Series Fund, Inc.
                              ---------------------------- ---------------------- ---------------------------------------
                                                                                    Mercury      Mercury       Mercury
                                                                       Mercury       Global     Large Cap       Value
                                                           Evergreen Basic Value   Allocation     Growth    Opportunities
                              VT Floating-  VT Worldwide   VA Omega  V.I. Fund -- V.I. Fund -- V.I. Fund -- V.I. Fund --
                              Rate Income  Health Sciences  Fund --    Class III    Class III    Class III    Class III
                                  Fund          Fund        Class 2     Shares       Shares       Shares       Shares
                              ------------ --------------- --------- ------------ ------------ ------------ -------------
Assets
Investments at fair
  market value (note 2b):....  $7,546,542     1,119,039     16,118     270,360      107,635       52,343       234,491
Dividend receivable..........      30,863            --         --      23,173        2,109            7       133,197
Receivable for units sold....      15,709            --         --         603           --        4,476            72
                               ----------     ---------     ------     -------      -------       ------       -------
       Total assets..........   7,593,114     1,119,039     16,118     294,136      109,744       56,826       367,760
                               ----------     ---------     ------     -------      -------       ------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         332            49          1          13            5            3            16
Payable for units
  withdrawn..................          --             6         --          --           --           --            --
                               ----------     ---------     ------     -------      -------       ------       -------
       Total liabilities.....         332            55          1          13            5            3            16
                               ----------     ---------     ------     -------      -------       ------       -------
Net assets attributable
  to variable annuity
  contract owners............  $7,592,782     1,118,984     16,117     294,123      109,739       56,823       367,744
                               ==========     =========     ======     =======      =======       ======       =======
Investments in
  securities at cost.........  $7,561,070       997,295     15,540     275,995      103,678       45,255       347,974
                               ==========     =========     ======     =======      =======       ======       =======
Shares outstanding...........     748,665        93,021        967      18,342        8,645        4,763        39,278
                               ==========     =========     ======     =======      =======       ======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                          Federated Insurance Series
                                         -------------------------------------------------------------
                                         Federated
                                          American            Federated High                Federated
                                          Leaders   Federated  Income Bond   Federated High  Kaufmann
                                         Fund II --  Capital    Fund II --    Income Bond   Fund II --
                                          Primary    Income      Primary       Fund II --    Service
                                           Shares    Fund II      Shares     Service Shares   Shares
                                         ---------- --------- -------------- -------------- ----------
Assets
Investments at fair market value (note
  2b):..................................  $653,812   377,336     434,776       4,657,791    2,664,324
Dividend receivable.....................        --        --          --              --           --
Receivable for units sold...............        --        --          --           1,204           --
                                          --------   -------     -------       ---------    ---------
       Total assets.....................   653,812   377,336     434,776       4,658,995    2,664,324
                                          --------   -------     -------       ---------    ---------
Liabilities
Accrued expenses payable to affiliate
  (note 4c).............................        25        15          17             194          116
Payable for units withdrawn.............        --        --          --              --          977
                                          --------   -------     -------       ---------    ---------
       Total liabilities................        25        15          17             194        1,093
                                          --------   -------     -------       ---------    ---------
Net assets attributable to variable
  annuity contract owners...............  $653,787   377,321     434,759       4,658,801    2,663,231
                                          ========   =======     =======       =========    =========
Investments in securities at cost.......  $591,903   484,109     439,135       4,615,750    2,266,573
                                          ========   =======     =======       =========    =========
Shares outstanding......................    30,581    42,208      56,173         604,908      184,382
                                          ========   =======     =======       =========    =========

                                               Fidelity Variable Insurance Products Fund
                                         -----------------------------------------------------

                                          VIP Asset    VIP Asset        VIP           VIP
                                         Manager/SM/  Manager/SM/  Contrafund(R) Contrafund(R)
                                         Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                           Initial      Service       Initial       Service
                                            Class       Class 2        Class        Class 2
                                         ------------ ------------ ------------- -------------
Assets
Investments at fair market value (note
  2b):..................................   307,508      698,102      3,397,312    17,183,996
Dividend receivable.....................        --           --             --            --
Receivable for units sold...............        --            3             --         9,159
                                           -------      -------      ---------    ----------
       Total assets.....................   307,508      698,105      3,397,312    17,193,155
                                           -------      -------      ---------    ----------
Liabilities
Accrued expenses payable to affiliate
  (note 4c).............................        12           33            132           730
Payable for units withdrawn.............        --           --              9            --
                                           -------      -------      ---------    ----------
       Total liabilities................        12           33            141           730
                                           -------      -------      ---------    ----------
Net assets attributable to variable
  annuity contract owners...............   307,496      698,072      3,397,171    17,192,425
                                           =======      =======      =========    ==========
Investments in securities at cost.......   302,802      682,995      2,688,376    14,529,913
                                           =======      =======      =========    ==========
Shares outstanding......................    20,446       47,137        109,485       559,922
                                           =======      =======      =========    ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                              Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------------------------
                              VIP Dynamic
                                Capital    VIP Equity-  VIP Equity-   VIP Growth   VIP Growth   VIP Growth
                              Appreciation    Income       Income      & Income     & Income   Opportunities  VIP Growth
                              Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                Service      Initial      Service      Initial      Service       Initial      Initial
                                Class 2       Class       Class 2       Class       Class 2        Class        Class
                              ------------ ------------ ------------ ------------ ------------ ------------- ------------
Assets
Investments at fair
  market value (note 2b):....   $156,610    2,207,899    7,349,770    1,068,217    3,242,546      526,001     1,332,327
Dividend receivable..........         --           --           --           --           --           --            --
Receivable for units sold....         --           --           --           --           --           --            --
                                --------    ---------    ---------    ---------    ---------      -------     ---------
       Total assets..........    156,610    2,207,899    7,349,770    1,068,217    3,242,546      526,001     1,332,327
                                --------    ---------    ---------    ---------    ---------      -------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          7           88          315           42          139           21            53
Payable for units
  withdrawn..................         --          215       10,007           --          723           --           271
                                --------    ---------    ---------    ---------    ---------      -------     ---------
       Total liabilities.....          7          303       10,322           42          862           21           324
                                --------    ---------    ---------    ---------    ---------      -------     ---------
Net assets attributable
  to variable annuity
  contract owners............   $156,603    2,207,596    7,339,448    1,068,175    3,241,684      525,980     1,332,003
                                ========    =========    =========    =========    =========      =======     =========
Investments in
  securities at cost.........   $154,461    1,943,027    6,511,898      985,366    2,870,198      553,307     1,622,448
                                ========    =========    =========    =========    =========      =======     =========
Shares outstanding...........     18,253       86,618      292,005       72,421      223,162       30,335        39,535
                                ========    =========    =========    =========    =========      =======     =========

                              --------------------------


                               VIP Growth  VIP Mid Cap
                              Portfolio -- Portfolio --
                                Service      Service
                                Class 2      Class 2
                              ------------ ------------
Assets
Investments at fair
  market value (note 2b):....  2,037,924    12,585,346
Dividend receivable..........         --            --
Receivable for units sold....         --        18,216
                               ---------    ----------
       Total assets..........  2,037,924    12,603,562
                               ---------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         86           532
Payable for units
  withdrawn..................        304            --
                               ---------    ----------
       Total liabilities.....        390           532
                               ---------    ----------
Net assets attributable
  to variable annuity
  contract owners............  2,037,534    12,603,030
                               =========    ==========
Investments in
  securities at cost.........  1,815,327    10,020,856
                               =========    ==========
Shares outstanding...........     61,217       363,004
                               =========    ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                              Fidelity Variable Insurance
                              Products Fund (continued)               Franklin Templeton Variable Insurance Products Trust
                              --------------------------- -----------------------------------------------------------------
                                                          Templeton              Franklin
                                                VIP         Global    Franklin  Large Cap    Mutual   Templeton  Templeton
                                  VIP          Value        Income     Income     Growth     Shares    Foreign    Foreign
                                Overseas     Strategies   Securities Securities Securities Securities Securities Securities
                              Portfolio --  Portfolio --   Fund --    Fund --    Fund --    Fund --    Fund --    Fund --
                                Initial       Service      Class I    Class 2    Class 2    Class 2    Class I    Class 2
                                 Class        Class 2       Shares     Shares     Shares     Shares     Shares     Shares
                              ------------  ------------  ---------- ---------- ---------- ---------- ---------- ----------
Assets
Investments at fair
  market value (note 2b):....   $797,108      270,694      213,451   3,812,827   357,124    485,287     41,042   1,424,913
Dividend receivable..........         --           --           --          --        --         --         --          --
Receivable for units sold....         --           --          324          --        --         --         --          --
                                --------      -------      -------   ---------   -------    -------     ------   ---------
       Total assets..........    797,108      270,694      213,775   3,812,827   357,124    485,287     41,042   1,424,913
                                --------      -------      -------   ---------   -------    -------     ------   ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         31           11            8         183        15         21          2          63
Payable for units
  withdrawn..................      2,695           10           --         126        --         --         --          --
                                --------      -------      -------   ---------   -------    -------     ------   ---------
       Total liabilities.....      2,726           21            8         309        15         21          2          63
                                --------      -------      -------   ---------   -------    -------     ------   ---------
Net assets attributable
  to variable annuity
  contract owners............   $794,382      270,673      213,767   3,812,518   357,109    485,266     41,040   1,424,850
                                ========      =======      =======   =========   =======    =======     ======   =========
Investments in
  securities at cost.........   $641,568      248,185      215,821   3,813,485   334,831    413,958     37,441   1,181,098
                                ========      =======      =======   =========   =======    =======     ======   =========
Shares outstanding...........     38,676       19,308       14,864     248,879    23,856     26,708      2,591      91,224
                                ========      =======      =======   =========   =======    =======     ======   =========


                              -----------
                              Templeton
                                Global
                                Asset
                              Allocation
                               Fund --
                               Class 2
                                Shares
                              ----------
Assets
Investments at fair
  market value (note 2b):....  369,896
Dividend receivable..........       --
Receivable for units sold....       --
                               -------
       Total assets..........  369,896
                               -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       16
Payable for units
  withdrawn..................       --
                               -------
       Total liabilities.....       16
                               -------
Net assets attributable
  to variable annuity
  contract owners............  369,880
                               =======
Investments in
  securities at cost.........  348,322
                               =======
Shares outstanding...........   17,715
                               =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                                   GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------------------
                              Global           International  Mid-Cap   Money       Premier    Real Estate S&P 500(R)
                              Income  Income      Equity      Equity    Market   Growth Equity Securities    Index
                               Fund    Fund        Fund        Fund      Fund        Fund         Fund        Fund
                              ------ --------- ------------- --------- --------- ------------- ----------- ----------
Assets
Investments at fair
  market value (note 2b):....  $--   3,985,097    177,698    5,654,122 6,870,549   2,830,008    3,569,300  37,119,421
Dividend receivable..........   --          --         --           --    22,877          --           --          --
Receivable for units sold....   --         692         --           --     2,177          --           --          --
                               ---   ---------    -------    --------- ---------   ---------    ---------  ----------
       Total assets..........   --   3,985,789    177,698    5,654,122 6,895,603   2,830,008    3,569,300  37,119,421
                               ---   ---------    -------    --------- ---------   ---------    ---------  ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....   --         168          7          235       293         115          151       1,522
Payable for units
  withdrawn..................   --          --         --          124        --          --          100      34,701
                               ---   ---------    -------    --------- ---------   ---------    ---------  ----------
       Total liabilities.....   --         168          7          359       293         115          251      36,223
                               ---   ---------    -------    --------- ---------   ---------    ---------  ----------
Net assets attributable
  to variable annuity
  contract owners............  $--   3,985,621    177,691    5,653,763 6,895,310   2,829,893    3,569,049  37,083,198
                               ===   =========    =======    ========= =========   =========    =========  ==========
Investments in
  securities at cost.........  $--   4,284,704    122,843    5,029,756 6,870,549   2,659,529    3,420,931  34,152,571
                               ===   =========    =======    ========= =========   =========    =========  ==========
Shares outstanding...........   --     336,579     15,560      294,179 6,870,549      37,409      185,901   1,618,109
                               ===   =========    =======    ========= =========   =========    =========  ==========

                              -------------
                               Small-Cap
                              Value Equity
                                  Fund
                              ------------
Assets
Investments at fair
  market value (note 2b):....  5,518,457
Dividend receivable..........         --
Receivable for units sold....        375
                               ---------
       Total assets..........  5,518,832
                               ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        233
Payable for units
  withdrawn..................         --
                               ---------
       Total liabilities.....        233
                               ---------
Net assets attributable
  to variable annuity
  contract owners............  5,518,599
                               =========
Investments in
  securities at cost.........  4,727,886
                               =========
Shares outstanding...........    382,165
                               =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                                       Goldman Sachs Variable    Greenwich Street
                              GE Investments Funds, Inc. (continued)       Insurance Trust          Series Fund
                              -------------------------------------- --------------------------- -----------------
                                                                     Goldman Sachs Goldman Sachs Salomon Brothers
                                Total                      Value      Growth and      Mid Cap        Variable
                                Return      U.S. Equity    Equity       Income         Value     Aggressive Growth
                                 Fund          Fund         Fund         Fund          Fund      Fund -- Class II
                               -----------  -----------   ---------  ------------- ------------- -----------------
Assets
Investments at fair
  market value (note 2b):.... $21,848,144    3,030,403    1,863,244     519,195      2,304,092        395,686
Dividend receivable..........          --           --           --          --             --             --
Receivable for units sold....       2,892           --           --          --          7,831             --
                               -----------   ---------    ---------     -------      ---------        -------
       Total assets..........  21,851,036    3,030,403    1,863,244     519,195      2,311,923        395,686
                               -----------   ---------    ---------     -------      ---------        -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         934          124           82          20             91             17
Payable for units
  withdrawn..................          --           --            6          --             --             --
                               -----------   ---------    ---------     -------      ---------        -------
       Total liabilities.....         934          124           88          20             91             17
                               -----------   ---------    ---------     -------      ---------        -------
Net assets attributable
  to variable annuity
  contract owners............ $21,850,102    3,030,279    1,863,156     519,175      2,311,832        395,669
                               ===========   =========    =========     =======      =========        =======
Investments in
  securities at cost......... $21,342,268    2,891,243    1,633,500     440,568      1,895,085        347,511
                               ===========   =========    =========     =======      =========        =======
Shares outstanding...........   1,362,104       88,972      186,138      43,375        148,364         17,144
                               ===========   =========    =========     =======      =========        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                                          Janus Aspen Series
                              ---------------------------------------------------------------------------------------------
                                                           Flexible                               Global Life     Global
                                Balanced      Balanced       Bond          Forty        Forty       Sciences    Technology
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio -- Portfolio -- Portfolio --
                              Institutional   Service    Institutional Institutional   Service      Service      Service
                                 Shares        Shares       Shares        Shares        Shares       Shares       Shares
                              ------------- ------------ ------------- ------------- ------------ ------------ ------------
Assets
Investments at fair
  market value (note 2b):....  $4,195,650    5,854,018      363,453      3,828,544     626,856      170,832       71,410
Dividend receivable..........          --           --           --             --          --           --           --
Receivable for units sold....          --           --           --             --          --           --           --
                               ----------    ---------      -------      ---------     -------      -------       ------
       Total assets..........   4,195,650    5,854,018      363,453      3,828,544     626,856      170,832       71,410
                               ----------    ---------      -------      ---------     -------      -------       ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         163          263           14            145          26            8            3
Payable for units
  withdrawn..................         120           43           --             91          --           --           --
                               ----------    ---------      -------      ---------     -------      -------       ------
       Total liabilities.....         283          306           14            236          26            8            3
                               ----------    ---------      -------      ---------     -------      -------       ------
Net assets attributable
  to variable annuity
  contract owners............  $4,195,367    5,853,712      363,439      3,828,308     626,830      170,824       71,407
                               ==========    =========      =======      =========     =======      =======       ======
Investments in
  securities at cost.........  $4,008,198    5,075,039      383,973      3,859,288     505,729      121,113       56,324
                               ==========    =========      =======      =========     =======      =======       ======
Shares outstanding...........     163,001      219,911       31,994        138,314      22,836       19,325       18,033
                               ==========    =========      =======      =========     =======      =======       ======

                              --------------
                              International
                                 Growth
                              Portfolio --
                              Institutional
                                 Shares
                              -------------
Assets
Investments at fair
  market value (note 2b):....   1,773,220
Dividend receivable..........          --
Receivable for units sold....          --
                                ---------
       Total assets..........   1,773,220
                                ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          69
Payable for units
  withdrawn..................          --
                                ---------
       Total liabilities.....          69
                                ---------
Net assets attributable
  to variable annuity
  contract owners............   1,773,151
                                =========
Investments in
  securities at cost.........   1,622,719
                                =========
Shares outstanding...........      49,908
                                =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                              Janus Aspen Series (continued)
                              ----------------------------------------------------------------------------------------------
                              International   Large Cap    Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                                 Growth        Growth        Growth       Growth        Growth       Growth        Growth
                              Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                                 Service    Institutional   Service    Institutional   Service    Institutional   Service
                                 Shares        Shares        Shares       Shares        Shares       Shares        Shares
                              ------------- ------------- ------------ ------------- ------------ ------------- ------------
Assets
Investments at fair
  market value (note 2b):....   $978,327      1,998,851     343,815      3,262,640     334,136      1,936,845     721,925
Dividend receivable..........         --             --          --             --          --             --          --
Receivable for units sold....         --             --          --             --          --             --          --
                                --------      ---------     -------      ---------     -------      ---------     -------
       Total assets..........    978,327      1,998,851     343,815      3,262,640     334,136      1,936,845     721,925
                                --------      ---------     -------      ---------     -------      ---------     -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         44             78          15            125          14             76          31
Payable for units
  withdrawn..................      3,419              5       8,413            211          --             --          13
                                --------      ---------     -------      ---------     -------      ---------     -------
       Total liabilities.....      3,463             83       8,428            336          14             76          44
                                --------      ---------     -------      ---------     -------      ---------     -------
Net assets attributable
  to variable annuity
  contract owners............   $974,864      1,998,768     335,387      3,262,304     334,122      1,936,769     721,881
                                ========      =========     =======      =========     =======      =========     =======
Investments in
  securities at cost.........   $623,686      2,659,445     281,805      4,960,658     216,803      2,681,372     629,542
                                ========      =========     =======      =========     =======      =========     =======
Shares outstanding...........     27,817         95,822      16,682        112,427      11,761         69,272      26,006
                                ========      =========     =======      =========     =======      =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                              J.P. Morgan Series Trust II
                              -----------------------------------------------------------
                                         International  Mid Cap    Small   U.S. Large Cap
                                Bond        Equity       Value    Company   Core Equity
                              Portfolio    Portfolio   Portfolio Portfolio   Portfolio
                              ---------- ------------- --------- --------- --------------
Assets
Investments at fair
  market value (note 2b):.... $1,880,519    170,834    3,090,402  446,655     182,567
Dividend receivable..........         --         --           --       --          --
Receivable for units sold....        523         --           --       --          --
                              ----------    -------    ---------  -------     -------
       Total assets..........  1,881,042    170,834    3,090,402  446,655     182,567
                              ----------    -------    ---------  -------     -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         83          8          136       20           8
Payable for units
  withdrawn..................         --         --            6       --          --
                              ----------    -------    ---------  -------     -------
       Total liabilities.....         83          8          142       20           8
                              ----------    -------    ---------  -------     -------
Net assets attributable
  to variable annuity
  contract owners............ $1,880,959    170,826    3,090,260  446,635     182,559
                              ==========    =======    =========  =======     =======
Investments in
  securities at cost......... $1,891,317    148,155    2,588,663  414,778     169,250
                              ==========    =======    =========  =======     =======
Shares outstanding...........    158,426     14,003      111,006   28,056      13,424
                              ==========    =======    =========  =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005


                                                                    MFS(R) Variable Insurance Trust
                              -----------------------------------------------------------------------------------------
                                   MFS(R)
                                  Investors          MFS(R)            MFS(R)            MFS(R)            MFS(R)
                                Growth Stock     Investors Trust    New Discovery   Strategic Income    Total Return
                              Series -- Service Series -- Service Series -- Service Series -- Service Series -- Service
                                Class Shares      Class Shares      Class Shares      Class Shares      Class Shares
                              ----------------- ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair
  market value (note 2b):....    $2,393,585         3,830,255         1,022,744          563,611          3,960,532
Dividend receivable..........            --                --                --               --                 --
Receivable for units sold....            --                --               267               --                487
                                 ----------         ---------         ---------          -------          ---------
       Total assets..........     2,393,585         3,830,255         1,023,011          563,611          3,961,019
                                 ----------         ---------         ---------          -------          ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           104               164                44               24                197
Payable for units
  withdrawn..................            --               641                --               --                 --
                                 ----------         ---------         ---------          -------          ---------
       Total liabilities.....           104               805                44               24                197
                                 ----------         ---------         ---------          -------          ---------
Net assets attributable
  to variable annuity
  contract owners............    $2,393,481         3,829,450         1,022,967          563,587          3,960,822
                                 ==========         =========         =========          =======          =========
Investments in
  securities at cost.........    $2,106,555         3,340,855           852,612          567,970          3,916,524
                                 ==========         =========         =========          =======          =========
Shares outstanding...........       246,254           199,596            66,197           53,575            193,197
                                 ==========         =========         =========          =======          =========

                              ------------------

                                   MFS(R)
                                  Utilities
                              Series -- Service
                                Class Shares
                              -----------------
Assets
Investments at fair
  market value (note 2b):....     2,009,660
Dividend receivable..........            --
Receivable for units sold....            --
                                  ---------
       Total assets..........     2,009,660
                                  ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            85
Payable for units
  withdrawn..................            --
                                  ---------
       Total liabilities.....            85
                                  ---------
Net assets attributable
  to variable annuity
  contract owners............     2,009,575
                                  =========
Investments in
  securities at cost.........     1,548,633
                                  =========
Shares outstanding...........        85,300
                                  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                              Old Mutual Insurance
                              Nations Separate Account Trust      Company, Inc.       Oppenheimer Variable Account Funds
                              ------------------------------- --------------------- --------------------------------------
                                                                                                 Oppenheimer
                                              Nations Marsico            Old Mutual Oppenheimer   Aggressive
                              Nations Marsico  International  Old Mutual Large Cap  Aggressive      Growth     Oppenheimer
                                  Growth       Opportunities  Growth II    Growth     Growth      Fund/VA --    Balanced
                                 Portfolio       Portfolio    Portfolio  Portfolio    Fund/VA   Service Shares   Fund/VA
                              --------------- --------------- ---------- ---------- ----------- -------------- -----------
Assets
Investments at fair
  market value (note 2b):....   $3,336,498       3,899,168     272,225    573,559      818,757     272,876       894,638
Dividend receivable..........           --              --          --         --           --          --            --
Receivable for units sold....        4,827           5,385          --         --           --          --            --
                                ----------       ---------     -------    -------    ---------     -------       -------
       Total assets..........    3,341,325       3,904,553     272,225    573,559      818,757     272,876       894,638
                                ----------       ---------     -------    -------    ---------     -------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          142             164          11         23           31          11            35
Payable for units
  withdrawn..................           --              --          --         --          101          --            --
                                ----------       ---------     -------    -------    ---------     -------       -------
       Total liabilities.....          142             164          11         23          132          11            35
                                ----------       ---------     -------    -------    ---------     -------       -------
Net assets attributable
  to variable annuity
  contract owners............   $3,341,183       3,904,389     272,214    573,536      818,625     272,865       894,603
                                ==========       =========     =======    =======    =========     =======       =======
Investments in
  securities at cost.........   $2,935,505       3,110,166     504,962    745,780    1,104,159     225,787       812,423
                                ==========       =========     =======    =======    =========     =======       =======
Shares outstanding...........      186,501         211,452      23,327     30,853       16,577       5,584        52,410
                                ==========       =========     =======    =======    =========     =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                                    Oppenheimer Variable Account Funds
                              ------------------------------------------------------------------------------------------------
                                                           Oppenheimer                Oppenheimer                Oppenheimer
                               Oppenheimer   Oppenheimer     Capital     Oppenheimer     Global     Oppenheimer      Main
                                 Balanced      Capital     Appreciation     Core       Securities      High         Street
                                Fund/VA --   Appreciation   Fund/VA --      Bond       Fund/VA --     Income      Fund/VA --
                              Service Shares   Fund/VA    Service Shares   Fund/VA   Service Shares   Fund/VA   Service Shares
                              -------------- ------------ -------------- ----------- -------------- ----------- --------------
Assets
Investments at fair
  market value (note 2b):....   $1,275,086    1,199,779     4,932,386     1,633,117    5,552,540      523,054     8,344,451
Dividend receivable..........           --           --            --            --           --           --            --
Receivable for units sold....        1,088           --            --            --        2,268          283            --
                                ----------    ---------     ---------     ---------    ---------      -------     ---------
       Total assets..........    1,276,174    1,199,779     4,932,386     1,633,117    5,554,808      523,337     8,344,451
                                ----------    ---------     ---------     ---------    ---------      -------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           57           47           216            62          239           20           365
Payable for units
  withdrawn..................           --           --           200            --           --           --         9,182
                                ----------    ---------     ---------     ---------    ---------      -------     ---------
       Total liabilities.....           57           47           416            62          239           20         9,547
                                ----------    ---------     ---------     ---------    ---------      -------     ---------
Net assets attributable
  to variable annuity
  contract owners............   $1,276,117    1,199,732     4,931,970     1,633,055    5,554,569      523,317     8,334,904
                                ==========    =========     =========     =========    =========      =======     =========
Investments in
  securities at cost.........   $1,256,159    1,198,933     4,488,578     1,621,155    4,322,881      522,557     7,066,740
                                ==========    =========     =========     =========    =========      =======     =========
Shares outstanding...........       75,138       31,147       129,019       145,944      167,447       61,973       385,781
                                ==========    =========     =========     =========    =========      =======     =========

                              ---------------
                               Oppenheimer
                               Main Street
                                Small Cap
                                Fund/VA --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....   4,610,701
Dividend receivable..........          --
Receivable for units sold....       7,531
                                ---------
       Total assets..........   4,618,232
                                ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         200
Payable for units
  withdrawn..................          --
                                ---------
       Total liabilities.....         200
                                ---------
Net assets attributable
  to variable annuity
  contract owners............   4,618,032
                                =========
Investments in
  securities at cost.........   3,849,350
                                =========
Shares outstanding...........     270,264
                                =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                     PIMCO Variable Insurance Trust
                          -------------------------------------------------------------------------------------
                                        Foreign Bond                   Long-Term
                              All        Portfolio         High           U.S.          Low          Total
                             Asset      (U.S. Dollar      Yield        Government     Duration       Return
                          Portfolio --   Hedged) --    Portfolio --   Portfolio --  Portfolio --  Portfolio --
                            Advisor    Administrative Administrative Administrative   Advisor    Administrative
                          Class Shares  Class Shares   Class Shares   Class Shares  Class Shares  Class Shares
                          ------------ -------------- -------------- -------------- ------------ --------------
Assets
Investments at fair
 market value (note 2b):.   $682,034      153,873       4,726,531      8,576,095      704,600      21,525,024
Dividend receivable......         --          390          25,524         30,327        2,279          82,509
Receivable for units sold         --           --              --            178           --           2,560
                            --------      -------       ---------      ---------      -------      ----------
   Total assets..........    682,034      154,263       4,752,055      8,606,600      706,879      21,610,093
                            --------      -------       ---------      ---------      -------      ----------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..         28            7             206            378           32             918
Payable for units
 withdrawn...............         --           --              86             --           --              --
                            --------      -------       ---------      ---------      -------      ----------
   Total liabilities.....         28            7             292            378           32             918
                            --------      -------       ---------      ---------      -------      ----------
Net assets attributable
 to variable annuity
 contract owners.........   $682,006      154,256       4,751,763      8,606,222      706,847      21,609,175
                            ========      =======       =========      =========      =======      ==========
Investments in
 securities at cost......   $685,163      149,396       4,646,279      8,726,895      708,422      21,826,906
                            ========      =======       =========      =========      =======      ==========
Shares outstanding.......     57,702       14,881         577,110        779,645       69,831       2,102,053
                            ========      =======       =========      =========      =======      ==========

                              The Prudential Series Fund, Inc.
                          -----------------------------------------


                            Jennison                     Natural
                          20/20 Focus     Jennison      Resources
                          Portfolio --  Portfolio --   Portfolio --
                            Class II   Class II Shares   Class II
                          ------------ --------------- ------------
Assets
Investments at fair
 market value (note 2b):.    77,792        60,615        311,389
Dividend receivable......        --            --             --
Receivable for units sold        --            --             --
                             ------        ------        -------
   Total assets..........    77,792        60,615        311,389
                             ------        ------        -------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..         5             4             15
Payable for units
 withdrawn...............        --            --             --
                             ------        ------        -------
   Total liabilities.....         5             4             15
                             ------        ------        -------
Net assets attributable
 to variable annuity
 contract owners.........    77,787        60,611        311,374
                             ======        ======        =======
Investments in
 securities at cost......    68,074        53,522        285,831
                             ======        ======        =======
Shares outstanding.......     5,246         2,958          6,871
                             ======        ======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                              Rydex Variable
                                  Trust                           Salomon Brothers Variable Series Funds Inc
                              -------------- ------------------------------------------------------------------------------------
                                             Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers
                                                 Variable         Variable         Variable         Variable         Variable
                                   OTC           All Cap         Investors      Strategic Bond    Total Return     Total Return
                                   Fund      Fund -- Class II Fund -- Class I  Fund -- Class I  Fund -- Class I  Fund -- Class II
                              -------------- ---------------- ---------------- ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2b):....    $946,657        476,538          216,950          320,098          150,474           64,177
Dividend receivable..........          --             --               --               --               --               --
Receivable for units sold....          --             --               --               --               --               --
                                 --------        -------          -------          -------          -------           ------
       Total assets..........     946,657        476,538          216,950          320,098          150,474           64,177
                                 --------        -------          -------          -------          -------           ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          44             21                8               12                6                4
Payable for units
  withdrawn..................          --             --               --               --               --               --
                                 --------        -------          -------          -------          -------           ------
       Total liabilities.....          44             21                8               12                6                4
                                 --------        -------          -------          -------          -------           ------
Net assets attributable
  to variable annuity
  contract owners............    $946,613        476,517          216,942          320,086          150,468           64,173
                                 ========        =======          =======          =======          =======           ======
Investments in
  securities at cost.........    $843,131        444,284          191,569          338,092          139,298           63,406
                                 ========        =======          =======          =======          =======           ======
Shares outstanding...........      65,062         27,450           14,921           31,047           13,269            5,590
                                 ========        =======          =======          =======          =======           ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                       Scudder Variable Series II          Van Kampen Life Investment Trust
                              -------------------------------------------- -------------------------------
                                 Scudder       SVS Dreman     SVS Dreman
                                Technology    High Return     Small Cap                        Emerging
                                  Growth         Equity         Value         Comstock          Growth
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --     Portfolio --
                              Class B Shares Class B Shares Class B Shares Class II Shares  Class II Shares
                              -------------- -------------- -------------- ---------------  ---------------
Assets
Investments at fair
  market value (note 2b):....    $176,907       599,442        539,549        3,362,069         199,321
Dividend receivable..........          --            --             --               --              --
Receivable for units sold....          --            --             --               --              --
                                 --------       -------        -------        ---------         -------
       Total assets..........     176,907       599,442        539,549        3,362,069         199,321
                                 --------       -------        -------        ---------         -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           9            25             24              147               8
Payable for units
  withdrawn..................          --             6             --              143              --
                                 --------       -------        -------        ---------         -------
       Total liabilities.....           9            31             24              290               8
                                 --------       -------        -------        ---------         -------
Net assets attributable
  to variable annuity
  contract owners............    $176,898       599,411        539,525        3,361,779         199,313
                                 ========       =======        =======        =========         =======
Investments in
  securities at cost.........    $163,020       497,673        490,948        3,136,168         174,938
                                 ========       =======        =======        =========         =======
Shares outstanding...........      19,208        44,768         27,072          246,305           7,167
                                 ========       =======        =======        =========         =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                         AIM Variable Insurance Funds
                               -------------------------------------------------------------------------------
                                  AIM V.I.                                         AIM V.I.
                                 Aggressive        AIM V.I.        AIM V.I.         Capital        AIM V.I.
                                   Growth        Basic Value       Blue Chip     Appreciation       Growth
                                   Fund --         Fund --          Fund --         Fund --         Fund --
                               Series I shares Series II shares Series I shares Series I shares Series I shares
                               --------------- ---------------- --------------- --------------- ---------------
                                                         Year ended December 31, 2005
                               -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................     $    --           9,971           1,519             276              --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....          --              --              --              --              --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................         119          10,534           1,228           3,255           2,500
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................          --             243              --             101             290
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............       1,235          14,514           2,360           2,662           2,110
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................          --           1,809              --             494             595
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................          --           2,932              --               4              --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................          --              --              --              --              --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................          --             166              --              --              --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................          --              --              --              --              --
                                   -------         -------          ------          ------          ------
Net investment income
  (expense)...................      (1,354)        (20,227)         (2,069)         (6,240)         (5,495)
                                   -------         -------          ------          ------          ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................       6,640          27,565           1,659           3,108          25,729
   Change in unrealized
     appreciation
     (depreciation)...........      (1,827)         63,835           6,211          33,546          (1,380)
   Capital gain
     distribution.............          --          15,064              --              --              --
                                   -------         -------          ------          ------          ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................       4,813         106,464           7,870          36,654          24,349
                                   -------         -------          ------          ------          ------
Increase (decrease) in
  net assets from
  operations..................     $ 3,459          86,237           5,801          30,414          18,854
                                   =======         =======          ======          ======          ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AIM Variable Insurance Funds (continued)         The Alger American Fund
                             ------------------------------------------------  ----------------------------
                                                                                                  Alger
                                 AIM V.I.        AIM V.I.                          Alger         American
                              International       Premier         AIM V.I.        American        Small
                                  Growth          Equity        Real Estate        Growth     Capitalization
                                 Fund --          Fund --         Fund --       Portfolio --   Portfolio --
                             Series II shares Series I shares Series II shares Class O Shares Class O Shares
                             ---------------- --------------- ---------------- -------------- --------------
                                                                Period from
                                                                 April 29,
                                                                  2005 to
                                                                December 31,
                               Year ended December 31, 2005         2005       Year ended December 31, 2005
                             -------------------------------  ---------------- ----------------------------
Investment income and
 expense:
   Income -- Ordinary
     dividends..............     $ 3,732           7,876             489            1,576             --
   Expenses:
      Mortality and
        expense risk and
        administrative
        expenses -- Type
        I (note 4a).........          --              --              --            9,584         11,191
      Mortality and
        expense risk and
        administrative
        expenses -- Type
        II (note 4a)........       2,775           8,334              37               --             --
      Mortality and
        expense risk and
        administrative
        expenses -- Type
        III (note 4a).......          --           1,790              --               --             --
      Mortality and
        expense risk,
        administrative
        and enhanced
        rider expenses
        -- Type IV (note
        4a).................       2,421           4,043              79               --             --
      Mortality and
        expense risk,
        administrative
        and enhanced
        rider expenses
        -- Type V (note
        4a).................         262           1,034              --               --             --
      Mortality and
        expense risk and
        administrative
        expenses -- Type
        VI (note 4a)........         728              --              --               --             --
      Mortality and
        expense risk and
        administrative
        expenses -- Type
        VII (note 4a).......          --              --              --               --             --
      Mortality and
        expense risk and
        administrative
        expenses -- Type
        VIII (note 4a)......         120              --              --               --             --
      Mortality and
        expense risk and
        administrative
        expenses -- Type
        IX (note 4a)........          --              --              --               --             --
                                 -------          ------           -----          -------        -------
Net investment income
 (expense)..................      (2,574)         (7,325)            373           (8,008)       (11,191)
                                 -------          ------           -----          -------        -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
     (loss).................      12,128          14,359             (38)         (35,211)        (9,337)
   Change in unrealized
     appreciation
     (depreciation).........      75,168          32,584             447          110,069        134,387
   Capital gain
     distribution...........          --              --             369               --             --
                                 -------          ------           -----          -------        -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments................      87,296          46,943             778           74,858        125,050
                                 -------          ------           -----          -------        -------
Increase (decrease) in
 net assets from
 operations.................     $84,722          39,618           1,151           66,850        113,859
                                 =======          ======           =====          =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 AllianceBernstein Variable Products Series Fund, Inc.
                               ----------------------------------------------------------------------------------------
                               AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                    Global          Growth and       International       Large Cap         Small Cap
                                  Technology          Income             Value            Growth            Growth
                                 Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                    Class B           Class B           Class B           Class B           Class B
                               ----------------- ----------------- ----------------- ----------------- -----------------
                                                             Year ended December 31, 2005
                               ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................      $    --            90,688            3,754                 --               --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....           --             1,345               --                 --               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................        2,039            36,367            1,819              7,725              404
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................           --             8,931               --              2,830              252
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............        1,853            47,864            2,765             13,495            1,006
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................          554            16,861              715              3,213               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................          168             4,810              719                259               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................           --                --               --                 --               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................           --               181              328                 98               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................           --                --               --                 --               --
                                    -------           -------           ------            -------           ------
Net investment income
  (expense)...................       (4,614)          (25,671)          (2,592)           (27,620)          (1,662)
                                    -------           -------           ------            -------           ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................        5,555           163,306            9,181             40,842            2,801
   Change in unrealized
     appreciation
     (depreciation)...........        4,935            92,776           79,297            210,194            2,240
   Capital gain
     distribution.............           --                --            3,966                 --               --
                                    -------           -------           ------            -------           ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................       10,490           256,082           92,444            251,036            5,041
                                    -------           -------           ------            -------           ------
Increase (decrease) in
  net assets from
  operations..................      $ 5,876           230,411           89,852            223,416            3,379
                                    =======           =======           ======            =======           ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                             American Century
                                                                                 Variable
                                American Century Variable Portfolios, Inc.  Portfolios II, Inc.
                               -------------------------------------------  -------------------
                                    VP                                              VP
                                 Income &        VP          VP      VP          Inflation
                                  Growth    International Ultra(R)  Value       Protection
                                 Fund --       Fund --    Fund --  Fund --        Fund --
                                 Class I       Class I    Class I  Class I       Class II
                               ------------ ------------- -------- -------  -------------------
                                Year ended                                      Period from
                               December 31,                                  April 29, 2005 to
                                   2005      Year ended December 31, 2005    December 31, 2005
                               ------------ ------------------------------  -------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................    $4,167        1,656          --   85,908         6,228
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....        --           --          --       --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................        76           64         618      864           198
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................        --           --          --       --            --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............     3,590        2,369       7,997   21,598         1,047
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V
         (note 4a)............        --          256         275       29            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................        --           --          --       --           443
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................        --           --          --       --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................        --           --          --       --            98
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................        --           --          --       --            --
                                  ------       ------      ------  -------        ------
Net investment income
  (expense)...................       501       (1,033)     (8,890)  63,417         4,442
                                  ------       ------      ------  -------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................       783        3,511       2,768   11,521          (146)
   Change in unrealized
     appreciation
     (depreciation)...........     5,949       19,261      21,922  (80,702)       (4,889)
   Capital gain
     distribution.............        --           --          --   58,191            --
                                  ------       ------      ------  -------        ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     6,732       22,772      24,690  (10,990)       (5,035)
                                  ------       ------      ------  -------        ------
Increase (decrease) in
  net assets from
  operations..................    $7,233       21,739      15,800   52,427          (593)
                                  ======       ======      ======  =======        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                      Eaton Vance     Evergreen Variable
                                                    Dreyfus                         Variable Trust      Annuity Trust
                               -------------------------------------------------- ------------------  ------------------
                                                   The Dreyfus
                               Dreyfus Investment    Socially    Dreyfus Variable    VT        VT
                                 Portfolios --     Responsible      Investment    Floating- Worldwide    Evergreen VA
                                  MidCap Stock     Growth Fund,      Fund --        Rate     Health         Omega
                                  Portfolio --       Inc. --       Money Market    Income   Sciences       Fund --
                                 Initial Shares   Initial Shares    Portfolio       Fund      Fund         Class 2
                               ------------------ -------------- ---------------- --------- --------- ------------------
                                                                                      Year ended          Year ended
                                          Year ended December 31, 2005             December 31, 2005  December 31, 2005
                               -------------------------------------------------- ------------------  ------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................      $    22               --          19,847       304,453        --          --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....           --               --              --            --        --          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II
         (note 4a)............          293            1,408           2,145        28,077     4,530          79
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III
         (note 4a)............           --               71              --         4,920       528          --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............          901            3,140           8,560        57,275     8,081          --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................           --               --             385        20,293       531          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI
         (note 4a)............           --               --              --         5,286       964           4
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII
         (note 4a)............           --               --              --            --        --          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII
         (note 4a)............           --               --              --            --        --          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX
         (note 4a)............           --               --              --            --        --          --
                                    -------           ------          ------       -------   -------         ---
Net investment income
  (expense)...................       (1,172)          (4,619)          8,757       188,602   (14,634)        (83)
                                    -------           ------          ------       -------   -------         ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................        1,836            3,208              --          (521)    7,698           3
   Change in unrealized
     appreciation
     (depreciation)...........        4,794            8,915              --       (16,464)   77,019         578
   Capital gain
     distribution.............          290               --              --            --        --          --
                                    -------           ------          ------       -------   -------         ---
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................        6,920           12,123              --       (16,985)   84,717         581
                                    -------           ------          ------       -------   -------         ---
Increase (decrease) in
  net assets from
  operations..................      $ 5,748            7,504           8,757       171,617    70,083         498
                                    =======           ======          ======       =======   =======         ===

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                           FAM Variable Series Fund, Inc.
                                        --------------------------------------------------------------------
                                          Mercury Basic    Mercury Global    Mercury Large    Mercury Value
                                           Value V.I.      Allocation V.I.     Cap Growth     Opportunities
                                             Fund --           Fund --        V.I. Fund --     V.I. Fund --
                                        Class III Shares  Class III Shares  Class III Shares Class III Shares
                                        ----------------- ----------------- ---------------- ----------------
                                                             Period from
                                           Year ended     April 29, 2005 to
                                        December 31, 2005 December 31, 2005   Year ended December 31, 2005
                                        ----------------- ----------------- --------------------------------
Investment income and expense:
   Income -- Ordinary dividends........     $ 23,784            2,109                7           135,587
   Expenses:
       Mortality and expense risk
         and administrative
         expenses -- Type I (note
         4a)...........................           --               --               --                --
       Mortality and expense risk
         and administrative
         expenses -- Type II (note
         4a)...........................        1,692              213               19             2,535
       Mortality and expense risk
         and administrative
         expenses -- Type III
         (note 4a).....................           --               --               --                --
       Mortality and expense risk,
         administrative and
         enhanced rider expenses
         -- Type IV (note 4a)..........          765              218              595               987
       Mortality and expense risk,
         administrative and
         enhanced rider expenses
         -- Type V (note 4a)...........           --               --               --                --
       Mortality and expense risk
         and administrative
         expenses -- Type VI (note
         4a)...........................          965              219               --               230
       Mortality and expense risk
         and administrative
         expenses -- Type VII
         (note 4a).....................           --               --               --                --
       Mortality and expense risk
         and administrative
         expenses -- Type VIII
         (note 4a).....................           --               --               --                31
       Mortality and expense risk
         and administrative
         expenses -- Type IX (note
         4a)...........................           --               --               --                --
                                            --------            -----            -----           -------
Net investment income (expense)........       20,362            1,459             (607)          131,804
                                            --------            -----            -----           -------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)............           60              280              201              (265)
   Change in unrealized
     appreciation (depreciation).......      (10,851)           3,957            4,231           (97,461)
   Capital gain distribution...........          154               --               --             4,229
                                            --------            -----            -----           -------
Net realized and unrealized gain
  (loss) on investments on
  investments..........................      (10,637)           4,237            4,432           (93,497)
                                            --------            -----            -----           -------
Increase (decrease) in net assets
  from operations......................     $  9,725            5,696            3,825            38,307
                                            ========            =====            =====           =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                          Federated Insurance Series
                               --------------------------------------------------------------------------------
                                   Federated                        Federated High Federated High   Federated
                                American Leaders                     Income Bond    Income Bond      Kaufmann
                               Fund II -- Primary Federated Capital   Fund II --     Fund II --     Fund II --
                                     Shares        Income Fund II   Primary Shares Service Shares Service Shares
                               ------------------ ----------------- -------------- -------------- --------------
                                                         Year ended December 31, 2005
                               --------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................      $10,669             24,158          32,120        182,303             --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....        9,694              6,136           5,376             --             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................           --                 --              --         22,753          8,270
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................           --                 --              --          1,003            259
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............           --                 --              --         15,637         19,280
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................           --                 --              --          2,129          1,764
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................           --                 --              --          1,487          5,102
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................           --                 --              --             --             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................           --                 --              --             22             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................           --                 --              --             --             --
                                    -------            -------         -------        -------        -------
Net investment income
  (expense)...................          975             18,022          26,744        139,272        (34,675)
                                    -------            -------         -------        -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................        7,706            (41,608)         (2,812)        (2,151)        52,458
   Change in unrealized
     appreciation
     (depreciation)...........       14,915             43,554         (19,133)       (97,436)       211,045
   Capital gain
     distribution.............           --                 --              --             --          2,523
                                    -------            -------         -------        -------        -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................       22,621              1,946         (21,945)       (99,587)       266,026
                                    -------            -------         -------        -------        -------
Increase (decrease) in
  net assets from
  operations..................      $23,596             19,968           4,799         39,685        231,351
                                    =======            =======         =======        =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             Fidelity Variable Insurance Products Fund
                               ---------------------------------------------------------------------
                                                                                         VIP Dynamic
                                               VIP Asset                                   Capital
                                 VIP Asset    Manager/SM/       VIP            VIP       Appreciation
                                 Manager/SM   Portfolio -- Contrafund(R)  Contrafund(R)  Portfolio --
                               /Portfolio --    Service    Portfolio --   Portfolio --     Service
                               Initial Class    Class 2    Initial Class Service Class 2   Class 2
                               -------------- ------------ ------------- --------------- ------------
                                                    Year ended December 31, 2005
                               ---------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................     $8,526           431         9,137          10,464          --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....      4,278            --        43,732              --          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................         --           972            --          81,858         117
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................         --            --            --           1,280          --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............         --            84            --          73,039          21
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................         --            --            --          10,552          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................         --            91            --           6,401          26
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................         --            --            --              --          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................         --         1,045            --              --          --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................         --           102            --              --          --
                                   ------        ------       -------       ---------       -----
Net investment income
  (expense)...................      4,248        (1,863)      (34,595)       (162,666)       (164)
                                   ------        ------       -------       ---------       -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................       (956)        1,598        76,267         216,135          63
   Change in unrealized
     appreciation
     (depreciation)...........      4,051        14,812       415,599       1,748,212       1,556
   Capital gain
     distribution.............         --            --            --              --          --
                                   ------        ------       -------       ---------       -----
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................      3,095        16,410       491,866       1,964,347       1,619
                                   ------        ------       -------       ---------       -----
Increase (decrease) in
  net assets from
  operations..................     $7,343        14,547       457,271       1,801,681       1,455
                                   ======        ======       =======       =========       =====

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                         Fidelity Variable Insurance Products Fund (continued)
                               ------------------------------------------------------------------------
                                VIP Equity-    VIP Equity-    VIP Growth     VIP Growth     VIP Growth
                                  Income         Income        & Income       & Income     Opportunities
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                               Initial Class Service Class 2 Initial Class Service Class 2 Initial Class
                               ------------- --------------- ------------- --------------- -------------
                                                     Year ended December 31, 2005
                               ------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................   $ 45,709        114,814        16,247          35,191          5,078
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....     31,065             --        14,929              --          7,600
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................         --         42,856            --          19,275             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................         --          4,634            --           2,328             --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............         --         38,859            --          21,895             --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................         --         12,763            --           1,250             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................         --          4,659            --             341             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................         --             --            --              --             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................         --             82            --              --             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................         --             --            --              --             --
                                 --------        -------        ------         -------        -------
Net investment income
  (expense)...................     14,644         10,961         1,318          (9,898)        (2,522)
                                 --------        -------        ------         -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................     25,472         93,267         2,079          20,147        (10,073)
   Change in unrealized
     appreciation
     (depreciation)...........    (17,345)        (6,126)       57,667         177,853         51,062
   Capital gain
     distribution.............     70,355        193,826            --              --             --
                                 --------        -------        ------         -------        -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     78,482        280,967        59,746         198,000         40,989
                                 --------        -------        ------         -------        -------
Increase (decrease) in
  net assets from
  operations..................   $ 93,126        291,928        61,064         188,102         38,467
                                 ========        =======        ======         =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          Fidelity Variable Insurance Products Fund (continued)
                               --------------------------------------------------------------------------
                                                                                              VIP Value
                                VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas    Strategies
                               Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --
                               Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2
                               ------------- --------------- --------------- ------------- ---------------
                                                      Year ended December 31, 2005
                               --------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................   $  7,205          4,609               --         8,898           143
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....     19,874             --            3,944        10,586            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................         --         11,818           63,800            --         1,993
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................         --          1,380            3,382            --            --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............         --         13,287           45,583            --           253
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................         --          1,261           10,663            --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................         --            348            7,561            --           250
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................         --             --               --            --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII
         (note 4a)............         --             68              179            --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................         --             --               --            --            --
                                 --------        -------        ---------       -------        ------
Net investment income
  (expense)...................    (12,669)       (23,553)        (135,112)       (1,688)       (2,353)
                                 --------        -------        ---------       -------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................    (74,611)        27,323          310,279        15,007         2,379
   Change in unrealized
     appreciation
     (depreciation)...........    144,149         78,904        1,225,170       110,633         9,143
   Capital gain
     distribution.............         --             --          108,625            --         4,024
                                 --------        -------        ---------       -------        ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     69,538        106,227        1,644,074       125,640        15,546
                                 --------        -------        ---------       -------        ------
Increase (decrease) in
  net assets from
  operations..................   $ 56,869         82,674        1,508,962       123,952        13,193
                                 ========        =======        =========       =======        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Franklin Templeton Variable Insurance Products Trust
                               --------------------------------------------------------------------
                               Templeton Global   Franklin Income  Franklin Large Cap Mutual Shares
                               Income Securities    Securities     Growth Securities    Securities
                                    Fund --           Fund --           Fund --          Fund --
                                Class I Shares    Class 2 Shares     Class 2 Shares   Class 2 Shares
                               ----------------- ----------------- ------------------ --------------
                                                    Period from
                                  Year ended     April 29, 2005 to
                               December 31, 2005 December 31, 2005   Year ended December 31, 2005
                               ----------------- ----------------- --------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................      $ 2,146               477             1,574            3,828
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....        1,281                --                --               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II
         (note 4a)............           --             2,523               540              792
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III
         (note 4a)............           --                --                --              412
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............           --             1,917             3,892            5,197
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................           --                59                --              189
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI
         (note 4a)............           --               492                --               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII
         (note 4a)............           --                --                --               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII
         (note 4a)............           --             6,008                --               --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX
         (note 4a)............           --             1,322                --               --
                                    -------           -------            ------           ------
Net investment income
  (expense)...................          865           (11,844)           (2,858)          (2,762)
                                    -------           -------            ------           ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................         (321)             (865)            1,402            8,759
   Change in unrealized
     appreciation
     (depreciation)...........       (2,373)             (658)              641           29,125
   Capital gain
     distribution.............           --                --                --            1,107
                                    -------           -------            ------           ------
Net realized and
  unrealized gain (loss)
  on investments..............       (2,694)           (1,523)            2,043           38,991
                                    -------           -------            ------           ------
Increase (decrease) in
  net assets from
  operations..................      $(1,829)          (13,367)             (815)          36,229
                                    =======           =======            ======           ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Franklin Templeton Variable Insurance
                                        Products Trust (continued)
                               --------------------------------------------
                                 Templeton      Templeton      Templeton
                                  Foreign        Foreign      Global Asset
                                 Securities     Securities     Allocation
                                  Fund --        Fund --        Fund --
                               Class I Shares Class 2 Shares Class 2 Shares
                               -------------- -------------- --------------
                                       Year ended December 31, 2005
                               --------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................     $  415         13,684         5,443
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....        329             --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................         --          1,124           743
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................         --             --            --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............         --         17,680         2,188
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................         --            613           253
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................         --             --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................         --             --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................         --             --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................         --             --            --
                                   ------        -------         -----
Net investment income
  (expense)...................         86         (5,733)        2,259
                                   ------        -------         -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................         25         52,009         2,663
   Change in unrealized
     appreciation
     (depreciation)...........      3,601         58,432         3,910
   Capital gain
     distribution.............         --             --            --
                                   ------        -------         -----
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................      3,626        110,441         6,573
                                   ------        -------         -----
Increase (decrease) in
  net assets from
  operations..................     $3,712        104,708         8,832
                                   ======        =======         =====

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                         GE Investments Funds, Inc.
                               -----------------------------------------------------------------------------
                                                                                          Premier     Real
                                     Global                 International Mid-Cap Money   Growth     Estate
                                     Income        Income      Equity     Equity  Market  Equity   Securities
                                      Fund          Fund        Fund       Fund    Fund    Fund       Fund
                               ------------------ --------  ------------- ------- ------- -------  ----------
                                  Period from
                               January 1, 2005 to
                                August 25, 2005                  Year ended December 31, 2005
                               ------------------ ----------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................      $     --       208,230      1,808     132,301 192,180  10,106    198,133
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....         1,849        14,188      2,437      17,445  23,880  19,282     10,898
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II
         (note 4a)............            --        15,839         --      31,863  34,597   8,925     12,939
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III
         (note 4a)............            --           583         --       2,989   2,458     417        396
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............            --        28,133         --      17,216  17,458   8,694     15,597
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................            --         2,917         --       6,343   8,277   1,156      3,535
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI
         (note 4a)............            --         2,540         --       1,216  12,220   2,247      3,169
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII
         (note 4a)............            --            --         --          --      --      --         --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII
         (note 4a)............            --            --         --          22     311      --         --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX
         (note 4a)............            --            --         --          --      --      --         --
                                    --------      --------     ------     ------- ------- -------   --------
Net investment income
  (expense)...................        (1,849)      144,030       (629)     55,207  92,979 (30,615)   151,599
                                    --------      --------     ------     ------- ------- -------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................        21,654       (26,790)    32,755     121,804      --   9,604     77,411
   Change in unrealized
     appreciation
     (depreciation)...........       (30,645)     (102,281)    (4,167)    105,631      --  10,146   (130,472)
   Capital gain
     distribution.............            --         2,683         --     218,105      --      --    237,150
                                    --------      --------     ------     ------- ------- -------   --------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................        (8,991)     (126,388)    28,588     445,540      --  19,750    184,089
                                    --------      --------     ------     ------- ------- -------   --------
Increase (decrease) in
  net assets from
  operations..................      $(10,840)       17,642     27,959     500,747  92,979 (10,865)   335,688
                                    ========      ========     ======     ======= ======= =======   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                              Goldman Sachs
                                                                             Variable Insurance
                                  GE Investments Funds, Inc. (continued)          Trust
                               --------------------------------------------  -----------------
                                                                             Goldman
                                                                              Sachs   Goldman
                                          Small-Cap                          Growth    Sachs
                               S&P 500(R)   Value   Total     U.S.   Value     and    Mid Cap
                                 Index     Equity   Return   Equity  Equity  Income    Value
                                  Fund      Fund     Fund     Fund    Fund    Fund     Fund
                               ---------- --------- ------- -------  ------  -------  -------
                                                                                Year ended
                                       Year ended December 31, 2005          December 31, 2005
                               --------------------------------------------  -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................ $  587,096   54,239  326,842  34,849  21,933   8,550    63,306
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....    101,069    3,269   19,951  26,624      --   7,207    27,577
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II
         (note 4a)............    260,771   42,594  130,842  11,209   7,922      --       263
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III
         (note 4a)............      6,690    3,440    2,457   1,200   1,578      --        --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............    114,981   21,093   42,155   4,119  12,391      --       328
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................     20,659    3,226    2,745   1,521   4,643      --       136
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI
         (note 4a)............      5,774    2,510    3,068   2,226     603      --        66
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII
         (note 4a)............         --       --   11,439      --      --      --        --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII
         (note 4a)............         --       --    9,008      --      --      --        77
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX
         (note 4a)............         --       --    1,100      --      --      --        --
                               ----------  -------  ------- -------  ------  ------   -------
Net investment income
  (expense)...................     77,152  (21,893) 104,077 (12,050) (5,204)  1,343    34,859
                               ----------  -------  ------- -------  ------  ------   -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................    346,253  112,771   75,772  17,341  43,124   4,363    90,400
   Change in unrealized
     appreciation
     (depreciation)...........    716,242  176,613   66,147  23,095  (1,198)  7,267   (70,355)
   Capital gain
     distribution.............         --  120,430  326,076      --   7,013      --   162,765
                               ----------  -------  ------- -------  ------  ------   -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................  1,062,495  409,814  467,995  40,436  48,939  11,630   182,810
                               ----------  -------  ------- -------  ------  ------   -------
Increase (decrease) in
  net assets from
  operations.................. $1,139,647  387,921  572,072  28,386  43,735  12,973   217,669
                               ==========  =======  ======= =======  ======  ======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Greenwich Street
                                  Series Fund                            Janus Aspen Series
                               ----------------- ------------------------------------------------------------------
                               Salomon Brothers                               Flexible
                                   Variable        Balanced      Balanced       Bond          Forty        Forty
                               Aggressive Growth Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --
                                    Fund --      Institutional   Service    Institutional Institutional   Service
                                   Class II         Shares        Shares       Shares        Shares        Shares
                               ----------------- ------------- ------------ ------------- ------------- ------------
                                  Year ended
                               December 31, 2005                    Year ended December 31, 2005
                               ----------------- ------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................      $    --          98,675      116,451        20,286         8,128           57
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....           --          62,633           --         5,264        53,571           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II
         (note 4a)............        2,164              --       26,320            --            --        6,934
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III
         (note 4a)............           --              --        4,409            --            --          580
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............        1,976              --       33,370            --            --          844
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................          404              --       22,594            --            --          354
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI
         (note 4a)............          388              --        3,484            --            --           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII
         (note 4a)............           --              --           --            --            --           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII
         (note 4a)............           --              --          455            --            --           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX
         (note 4a)............           --              --           10            --            --           --
                                    -------         -------      -------       -------       -------       ------
Net investment income
  (expense)...................       (4,932)         36,042       25,809        15,022       (45,443)      (8,655)
                                    -------         -------      -------       -------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................        2,878           4,852       94,829        (1,600)      (36,924)      33,622
   Change in unrealized
     appreciation
     (depreciation)...........       35,437         220,496      209,148       (22,657)      494,389       40,116
   Capital gain
     distribution.............           --              --           --        11,377            --           --
                                    -------         -------      -------       -------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................       38,315         225,348      303,977       (12,880)      457,465       73,738
                                    -------         -------      -------       -------       -------       ------
Increase (decrease) in
  net assets from
  operations..................      $33,383         261,390      329,786         2,142       412,022       65,083
                                    =======         =======      =======       =======       =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                   Janus Aspen Series (continued)
                                                                 -----------------------------------------------------
                                                                 Global Life     Global    International International
                                                                   Sciences    Technology     Growth        Growth
                                                                 Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                                                   Service      Service    Institutional    Service
                                                                    Shares       Shares       Shares        Shares
                                                                 ------------ ------------ ------------- -------------
                                                                                    Year ended December 31, 2005
                                                                 -----------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.................................   $    --           --        18,240         9,022
   Expenses:
       Mortality and expense risk and administrative
         expenses -- Type I (note 4a)...........................        --           --        21,493            --
       Mortality and expense risk and administrative
         expenses -- Type II (note 4a)..........................       529          283            --         5,052
       Mortality and expense risk and administrative
         expenses -- Type III (note 4a).........................     1,278           --            --           483
       Mortality and expense risk, administrative and
         enhanced rider expenses -- Type IV (note 4a)...........       489          604            --         6,079
       Mortality and expense risk, administrative and
         enhanced rider expenses -- Type V (note 4a)............       296          264            --         1,311
       Mortality and expense risk and administrative
         expenses -- Type VI (note 4a)..........................        --           --            --           145
       Mortality and expense risk and administrative
         expenses -- Type VII (note 4a).........................        --           --            --            --
       Mortality and expense risk and administrative
         expenses -- Type VIII (note 4a)........................        --           --            --            --
       Mortality and expense risk and administrative
         expenses -- Type IX (note 4a)..........................        --           --            --            --
                                                                   -------       ------       -------       -------
Net investment income (expense).................................    (2,592)      (1,151)       (3,253)       (4,048)
                                                                   -------       ------       -------       -------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss).....................................     3,217        1,422       (28,583)       20,142
   Change in unrealized appreciation (depreciation).............    15,704        6,018       452,691       212,367
   Capital gain distribution....................................        --           --            --            --
                                                                   -------       ------       -------       -------
Net realized and unrealized gain (loss) on investments on
  investments...................................................    18,921        7,440       424,108       232,509
                                                                   -------       ------       -------       -------
Increase (decrease) in net assets from operations...............   $16,329        6,289       420,855       228,461
                                                                   =======       ======       =======       =======

                                                                 -------------
                                                                   Large Cap
                                                                    Growth
                                                                 Portfolio --
                                                                 Institutional
                                                                    Shares
                                                                 -------------

                                                                 -------------
Investment income and expense:
   Income -- Ordinary dividends.................................      6,822
   Expenses:
       Mortality and expense risk and administrative
         expenses -- Type I (note 4a)...........................     28,480
       Mortality and expense risk and administrative
         expenses -- Type II (note 4a)..........................         --
       Mortality and expense risk and administrative
         expenses -- Type III (note 4a).........................         --
       Mortality and expense risk, administrative and
         enhanced rider expenses -- Type IV (note 4a)...........         --
       Mortality and expense risk, administrative and
         enhanced rider expenses -- Type V (note 4a)............         --
       Mortality and expense risk and administrative
         expenses -- Type VI (note 4a)..........................         --
       Mortality and expense risk and administrative
         expenses -- Type VII (note 4a).........................         --
       Mortality and expense risk and administrative
         expenses -- Type VIII (note 4a)........................         --
       Mortality and expense risk and administrative
         expenses -- Type IX (note 4a)..........................         --
                                                                    -------
Net investment income (expense).................................    (21,658)
                                                                    -------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss).....................................    (94,338)
   Change in unrealized appreciation (depreciation).............    170,286
   Capital gain distribution....................................         --
                                                                    -------
Net realized and unrealized gain (loss) on investments on
  investments...................................................     75,948
                                                                    -------
Increase (decrease) in net assets from operations...............     54,290
                                                                    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                    Janus Aspen Series (continued)
                               ------------------------------------------------------------------------------------
                                 Large Cap Growth      Mid Cap Growth       Mid Cap Growth       Worldwide Growth
                               Portfolio -- Service     Portfolio --     Portfolio --  Service     Portfolio --
                                      Shares        Institutional Shares        Shares         Institutional Shares
                               -------------------- -------------------- --------------------- --------------------
                                                                     Year ended December 31, 2005
                               ------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................       $   429                    --                  --                 27,053
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....            --                45,058                  --                 27,615
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................         2,911                    --               2,898                     --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................           803                    --                 267                     --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............         1,095                    --               1,442                     --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................           436                    --                 210                     --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................            --                    --                  --                     --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................            --                    --                  --                     --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................            --                    --                  --                     --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................            --                    --                  --                     --
                                     -------              --------              ------               --------
Net investment income
  (expense)...................        (4,816)              (45,058)             (4,817)                  (562)
                                     -------              --------              ------               --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................         5,265              (282,483)              9,074               (118,314)
   Change in unrealized
     appreciation
     (depreciation)...........         7,331               655,639              23,871                201,455
   Capital gain
     distribution.............            --                    --                  --                     --
                                     -------              --------              ------               --------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................        12,596               373,156              32,945                 83,141
                                     -------              --------              ------               --------
Increase (decrease) in
  net assets from
  operations..................       $ 7,780               328,098              28,128                 82,579
                                     =======              ========              ======               ========

                               --------------------
                                 Worldwide Growth
                               Portfolio -- Service
                                      Shares
                               --------------------

                               --------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................         8,233
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................         3,472
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................         1,034
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............         4,836
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................           908
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................            --
                                      ------
Net investment income
  (expense)...................        (2,017)
                                      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................        12,979
   Change in unrealized
     appreciation
     (depreciation)...........        15,693
   Capital gain
     distribution.............            --
                                      ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................        28,672
                                      ------
Increase (decrease) in
  net assets from
  operations..................        26,655
                                      ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              J.P. Morgan Series Trust II
                               ---------------------------------------------------------
                                         International  Mid Cap    Small   U.S. Large Cap
                                 Bond       Equity       Value    Company   Core Equity
                               Portfolio   Portfolio   Portfolio Portfolio   Portfolio
                               --------- ------------- --------- --------- --------------
                                              Year ended December 31, 2005
                               ---------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................ $ 68,541        922       24,363        --      2,038
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....       --         --           --        --         --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................    2,652        100        4,362       901        339
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................       --         --          448       451         --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider
         expenses --
         Type IV (note
         4a)..................   21,633      1,535       35,323     4,426      1,937
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider
         expenses --
         Type V (note 4a).....    1,309        531        1,110       378        549
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................       --         --           --        --         --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................       --         --           --        --         --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................       --         --           --        --         --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................       --         --           --        --         --
                               --------     ------      -------   -------      -----
Net investment income
  (expense)...................   42,947     (1,244)     (16,880)   (6,156)      (787)
                               --------     ------      -------   -------      -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................   (2,240)     4,885       67,929     8,877      1,009
   Change in unrealized
     appreciation
     (depreciation)...........  (26,310)    10,863      122,094   (37,723)      (202)
   Capital gain
     distribution.............    1,271         --       13,212    45,137         --
                               --------     ------      -------   -------      -----
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................  (27,279)    15,748      203,235    16,291        807
                               --------     ------      -------   -------      -----
Increase (decrease) in
  net assets from
  operations.................. $ 15,668     14,504      186,355    10,135         20
                               ========     ======      =======   =======      =====

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                     MFS(R) Variable Insurance Trust
                               -----------------------------------------------------------------------------------------
                                    MFS(R)            MFS(R)            MFS(R)            MFS(R)            MFS(R)
                                   Investors         Investors            New            Strategic           Total
                                 Growth Stock          Trust           Discovery          Income            Return
                               Series -- Service Series -- Service Series -- Service Series -- Service Series -- Service
                                 Class Shares      Class Shares      Class Shares      Class Shares      Class Shares
                               ----------------- ----------------- ----------------- ----------------- -----------------
                                                                      Year ended December 31, 2005
                               -----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................     $  3,013             9,259                --            20,604            21,428
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....           --                --               498                --                --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................       13,676            17,161             5,803             1,333             3,922
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................          836               840               681                --                --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............       12,948            29,415             7,182             4,479            12,256
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................        5,371             2,148               564               616               590
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................        1,056               432               363                --               853
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................           --                --                --                --                --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................           82                --                --                --             4,530
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................           --                --                --                --               558
                                   --------           -------           -------           -------           -------
Net investment income
  (expense)...................      (30,956)          (40,737)          (15,091)           14,176            (1,281)
                                   --------           -------           -------           -------           -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................       51,002            44,932            14,964               377             6,886
   Change in unrealized
     appreciation
     (depreciation)...........       44,562           193,428            35,211           (14,665)          (18,026)
   Capital gain
     distribution.............           --                --                --             1,123            27,181
                                   --------           -------           -------           -------           -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................       95,564           238,360            50,175           (13,165)           16,041
                                   --------           -------           -------           -------           -------
Increase (decrease) in
  net assets from
  operations..................     $ 64,608           197,623            35,084             1,011            14,760
                                   ========           =======           =======           =======           =======

                               -----------------

                                    MFS(R)
                                   Utilities
                               Series -- Service
                                 Class Shares
                               -----------------

                               -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................        7,274
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................        9,877
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................        1,319
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............       10,471
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................        1,661
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................        1,562
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................           --
                                    -------
Net investment income
  (expense)...................      (17,616)
                                    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................       81,882
   Change in unrealized
     appreciation
     (depreciation)...........      151,152
   Capital gain
     distribution.............           --
                                    -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................      233,034
                                    -------
Increase (decrease) in
  net assets from
  operations..................      215,418
                                    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Nations Separate Account Trust  Old Mutual Insurance Company, Inc.
                               ------------------------------  ---------------------------------
                                               Nations Marsico                   Old Mutual
                               Nations Marsico  International  Old Mutual        Large Cap
                                   Growth       Opportunities  Growth II           Growth
                                  Portfolio       Portfolio    Portfolio         Portfolio
                               --------------- --------------- ----------        ----------
                                Year ended December 31, 2005   Year ended December 31, 2005
                               ------------------------------  ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................    $     --          31,107           --                --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....          --              --        3,860             8,431
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................      20,463          30,479           --                --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................       1,841           1,293           --                --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............       8,380           9,024           --                --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V
         (note 4a)............       2,100             584           --                --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................       6,148           3,604           --                --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................          --              --           --                --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................         137              76           --                --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................          --              --           --                --
                                  --------         -------      -------           -------
Net investment income
  (expense)...................     (39,069)        (13,953)      (3,860)           (8,431)
                                  --------         -------      -------           -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................      50,070          71,147      (56,528)          (67,817)
   Change in unrealized
     appreciation
     (depreciation)...........     183,571         507,674       85,541            89,053
   Capital gain
     distribution.............          --          35,605           --                --
                                  --------         -------      -------           -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     233,641         614,426       29,013            21,236
                                  --------         -------      -------           -------
Increase (decrease) in
  net assets from
  operations..................    $194,572         600,473       25,153            12,805
                                  ========         =======      =======           =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                Oppenheimer Variable Account Funds
                               --------------------------------------------------------------------
                               Oppenheimer    Oppenheimer                 Oppenheimer   Oppenheimer
                               Aggressive  Aggressive Growth Oppenheimer    Balanced      Capital
                                 Growth       Fund/VA --      Balanced     Fund/VA --   Appreciation
                                 Fund/VA     Service Shares    Fund/VA   Service Shares   Fund/VA
                               ----------- ----------------- ----------- -------------- ------------
                                                   Year ended December 31, 2005
                               --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................  $      --           --          15,651        6,592        11,153
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....     12,256           --          12,585           --        16,958
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II
         (note 4a)............         --        1,056              --        2,862            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III
         (note 4a)............         --           30              --           --            --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............         --        2,094              --        5,570            --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................         --           46              --          322            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI
         (note 4a)............         --          352              --          314            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII
         (note 4a)............         --           --              --           --            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII
         (note 4a)............         --           --              --          599            --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX
         (note 4a)............         --           --              --          130            --
                                ---------       ------         -------       ------        ------
Net investment income
  (expense)...................    (12,256)      (3,578)          3,066       (3,205)       (5,805)
                                ---------       ------         -------       ------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................   (132,590)       1,059           5,378        1,790        (7,043)
   Change in unrealized
     appreciation
     (depreciation)...........    231,219       27,029         (18,442)       6,025        55,214
   Capital gain
     distribution.............         --           --          31,975       14,858            --
                                ---------       ------         -------       ------        ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     98,629       28,088          18,911       22,673        48,171
                                ---------       ------         -------       ------        ------
Increase (decrease) in
  net assets from
  operations..................  $  86,373       24,510          21,977       19,468        42,366
                                =========       ======         =======       ======        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 Oppenheimer Variable Account Funds (continued)
                               ----------------------------------------------------------------------------------
                                Oppenheimer                Oppenheimer                Oppenheimer    Oppenheimer
                                  Capital     Oppenheimer     Global     Oppenheimer      Main       Main Street
                                Appreciation     Core       Securities      High         Street       Small Cap
                                 Fund/VA --      Bond       Fund/VA --     Income      Fund/VA --     Fund/VA --
                               Service Shares   Fund/VA   Service Shares   Fund/VA   Service Shares Service Shares
                               -------------- ----------- -------------- ----------- -------------- --------------
                                                          Year ended December 31, 2005
                               ----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................    $ 29,498       95,709       31,442        37,890       93,183             --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....          --       25,590           --         8,018           --             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................      18,469           --       23,391            --       38,101         19,340
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................          58           --        1,507            --        4,122          1,218
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............      44,494           --       28,424            --       56,961         27,321
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................       1,212           --        8,309            --       24,414          5,233
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................       4,213           --        4,185            --        3,236          2,142
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................          --           --           --            --           --             --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................          --           --           --            --           --            214
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................          --           --           --            --           --             --
                                  --------      -------      -------       -------      -------        -------
Net investment income
  (expense)...................     (38,948)      70,119      (34,374)       29,872      (33,651)       (55,468)
                                  --------      -------      -------       -------      -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................      48,370        2,267      154,231        (2,166)     186,729         86,172
   Change in unrealized
     appreciation
     (depreciation)...........     157,176      (52,051)     455,006       (24,082)     168,578        194,766
   Capital gain
     distribution.............          --           --           --            --           --         83,506
                                  --------      -------      -------       -------      -------        -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     205,546      (49,784)     609,237       (26,248)     355,307        364,444
                                  --------      -------      -------       -------      -------        -------
Increase (decrease) in
  net assets from
  operations..................    $166,598       20,335      574,863         3,624      321,656        308,976
                                  ========      =======      =======       =======      =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                        PIMCO Variable Insurance Trust
                                      ---------------------------------------------------------------------------------
                                                         Foreign Bond
                                             All          Portfolio                      Long-Term
                                            Asset        (U.S. Dollar    High Yield   U.S. Government   Low Duration
                                        Portfolio --      Hedged) --    Portfolio --   Portfolio --     Portfolio --
                                           Advisor      Administrative Administrative Administrative       Advisor
                                        Class Shares     Class Shares   Class Shares   Class Shares     Class Shares
                                      ----------------- -------------- -------------- --------------- -----------------
                                         Period from                                                     Period from
                                      April 29, 2005 to                                               April 29, 2005 to
                                      December 31, 2005         Year ended December 31, 2005          December 31, 2005
                                      ----------------- --------------------------------------------  -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends.......................      $14,337          4,940          289,835        364,515           8,230
   Expenses:
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type I (note
         4a).........................           --             --               --             --              --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type II
         (note 4a)...................          986            316           26,154         51,335             315
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type III
         (note 4a)...................           --            305            4,017          4,321              --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)...................          257          1,435           28,747         47,532           1,096
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a).........................           --            392            5,864         20,439              --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VI
         (note 4a)...................          305             --            3,498          3,820             415
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VII
         (note 4a)...................           --             --               --             --              --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VIII
         (note 4a)...................           --             --              116             12             622
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type IX
         (note 4a)...................           --             --               --             --              --
                                           -------          -----         --------       --------          ------
Net investment income
  (expense)..........................       12,789          2,492          221,439        237,056           5,782
                                           -------          -----         --------       --------          ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..........................          144            299           29,541         25,550             (66)
   Change in unrealized
     appreciation
     (depreciation)..................       (3,129)         2,312         (134,012)      (180,693)         (3,822)
   Capital gain
     distribution....................        1,277             --               --        167,131             921
                                           -------          -----         --------       --------          ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments........................       (1,708)         2,611         (104,471)        11,988          (2,967)
                                           -------          -----         --------       --------          ------
Increase (decrease) in
  net assets from
  operations.........................      $11,081          5,103          116,968        249,044           2,815
                                           =======          =====         ========       ========          ======

                                      -----------------


                                        Total Return
                                        Portfolio --
                                       Administrative
                                        Class Shares
                                      -----------------

                                         Year ended
                                      December 31, 2005
                                      -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends.......................      923,920
   Expenses:
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type I (note
         4a).........................        4,345
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type II
         (note 4a)...................      160,425
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type III
         (note 4a)...................       12,005
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)...................      101,309
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a).........................       26,295
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VI
         (note 4a)...................       11,443
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VII
         (note 4a)...................           --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VIII
         (note 4a)...................          236
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type IX
         (note 4a)...................           --
                                          --------
Net investment income
  (expense)..........................      607,862
                                          --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..........................       36,704
   Change in unrealized
     appreciation
     (depreciation)..................     (582,637)
   Capital gain
     distribution....................      159,109
                                          --------
Net realized and
  unrealized gain (loss)
  on investments on
  investments........................     (386,824)
                                          --------
Increase (decrease) in
  net assets from
  operations.........................      221,038
                                          ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                    The Prudential Series Fund, Inc.       Rydex Variable Trust
                               ------------------------------------------  --------------------
                                 Jennison     Jennison
                               20/20 Focus  Portfolio -- Natural Resources
                               Portfolio --   Class II     Portfolio --
                                 Class II      Shares        Class II            OTC Fund
                               ------------ ------------ ----------------- --------------------
                                                            Period from
                                      Year ended         April 29, 2005 to      Year ended
                                   December 31, 2005     December 31, 2005  December 31, 2005
                               ------------------------  ----------------- --------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................    $   --           --             --                  --
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....        --           --             --                  --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................        28           --            475               2,601
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................        --           --             --                 718
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............       454          459            118               7,088
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V
         (note 4a)............       122          171             63               4,351
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................        38          120            226                  20
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................        --           --             --                  --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................        --           --             --                  --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................        --           --             --                  --
                                  ------       ------         ------             -------
Net investment income
  (expense)...................      (642)        (750)          (882)            (14,778)
                                  ------       ------         ------             -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................       348        4,563          6,283               2,525
   Change in unrealized
     appreciation
     (depreciation)...........     8,270       (4,974)        25,558               5,484
   Capital gain
     distribution.............        --           --             --                  --
                                  ------       ------         ------             -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     8,618         (411)        31,841               8,009
                                  ------       ------         ------             -------
Increase (decrease) in
  net assets from
  operations..................    $7,976       (1,161)        30,959              (6,769)
                                  ======       ======         ======             =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                           Salomon Brothers Variable Series Funds Inc
                                      ------------------------------------------------------------------------------------
                                      Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers
                                          Variable         Variable         Variable         Variable         Variable
                                          All Cap         Investors      Strategic Bond    Total Return     Total Return
                                          Fund --          Fund --          Fund --          Fund --           Fund --
                                          Class II         Class I          Class I          Class I          Class II
                                      ---------------- ---------------- ---------------- ---------------- -----------------
                                                                                                             Period from
                                                                                                          April 29, 2005 to
                                                         Year ended December 31, 2005                     December 31, 2005
                                      ------------------------------------------------------------------- -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends.......................     $ 2,863            2,541           19,544           3,170             1,100
   Expenses:
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type I (note
         4a).........................          --            2,958            4,469           2,036                --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type II
         (note 4a)...................       1,979               --               --              --                 1
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type III
         (note 4a)...................          --               --               --              --                --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)...................       2,120               --               --              --                --
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a).........................          --               --               --              --                --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VI
         (note 4a)...................       1,693               --               --              --                --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VII
         (note 4a)...................          --               --               --              --                --
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type VIII
         (note 4a)...................         173               --               --              --               232
       Mortality and
         expense risk
         and
         administrative expenses
         -- Type IX
         (note 4a)...................          --               --               --              --                10
                                          -------           ------          -------           -----             -----
Net investment income
  (expense)..........................      (3,102)            (417)          15,075           1,134               857
                                          -------           ------          -------           -----             -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..........................         271              737               72             189               (60)
   Change in unrealized
     appreciation
     (depreciation)..................      15,168            9,869          (16,596)            723               771
   Capital gain
     distribution....................         336               --            4,707             779               191
                                          -------           ------          -------           -----             -----
Net realized and
  unrealized gain (loss)
  on investments on
  investments........................      15,775           10,606          (11,817)          1,691               902
                                          -------           ------          -------           -----             -----
Increase (decrease) in
  net assets from
  operations.........................     $12,673           10,189            3,258           2,825             1,759
                                          =======           ======          =======           =====             =====

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                        Van Kampen Life
                                   Scudder Variable Series II          Investment Trust
                               ----------------------------------  ------------------------
                                               SVS
                                             Dreman        SVS
                                 Scudder      High       Dreman
                               Technology    Return     Small Cap                 Emerging
                                 Growth      Equity       Value      Comstock      Growth
                                Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                -- Class B  -- Class B  -- Class B  -- Class II  -- Class II
                                 Shares      Shares      Shares       Shares       Shares
                               ----------- ----------- ----------- ------------ ------------
                                                                          Year ended
                                  Year ended December 31, 2005         December 31, 2005
                               ----------------------------------  ------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends................   $   133      6,476       1,278       17,217           21
   Expenses:
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type I (note 4a).....        --         --          --           --           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type II (note
         4a)..................       145      1,084         333       12,528          673
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type III (note
         4a)..................        --         --          --          260           26
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type IV
         (note 4a)............     1,959      6,801       6,316       15,564        1,438
       Mortality and
         expense risk,
         administrative
         and enhanced
         rider expenses
         -- Type V (note
         4a)..................       150         --         121        5,028          324
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VI (note
         4a)..................        --         --          --        4,116          288
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VII (note
         4a)..................        --         --          --           --           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type VIII (note
         4a)..................        --         --          --           26           --
       Mortality and
         expense risk
         and
         administrative
         expenses --
         Type IX (note
         4a)..................        --         --          --           --           --
                                 -------     ------      ------      -------       ------
Net investment income
  (expense)...................    (2,121)    (1,409)     (5,492)     (20,305)      (2,728)
                                 -------     ------      ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...................     2,377      7,148      14,931       38,722        1,696
   Change in unrealized
     appreciation
     (depreciation)...........     5,408     23,204      (5,942)       2,442       11,371
   Capital gain
     distribution.............        --         --      30,791       59,617           --
                                 -------     ------      ------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments on
  investments.................     7,785     30,352      39,780      100,781       13,067
                                 -------     ------      ------      -------       ------
Increase (decrease) in
  net assets from
  operations..................   $ 5,664     28,943      34,288       80,476       10,339
                                 =======     ======      ======      =======       ======

                See accompanying notes to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets


                                                     AIM Variable Insurance Funds
                              -------------------------------------------------------------------------------
                              AIM V.I. Aggressive    AIM V.I. Basic       AIM V.I. Blue   AIM V.I. Capital
                               Growth Fund --         Value Fund --       Chip Fund --    Appreciation Fund --
                               Series I shares      Series II shares     Series I shares   Series I shares
                              ------------------  --------------------  ----------------  -------------------
                                 Year ended            Year ended          Year ended        Year ended
                                December 31,          December 31,        December 31,      December 31,
                              ------------------  --------------------  ----------------  -------------------
                                2005      2004       2005       2004      2005     2004     2005       2004
                              --------   ------   ---------  ---------  -------  -------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,354)  (1,075)    (20,227)   (18,634)  (2,069)  (1,717)  (6,240)    (5,222)
   Net realized gain
     (loss) on
     investments.............    6,640      513      27,565      6,332    1,659      986    3,108      1,430
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,827)   8,644      63,835    135,580    6,211    8,808   33,546     24,091
   Capital gain
     distribution............       --       --      15,064         --       --       --       --         --
                              --------   ------   ---------  ---------  -------  -------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    3,459    8,082      86,237    123,278    5,801    8,077   30,414     20,299
                              --------   ------   ---------  ---------  -------  -------   -------   -------
From capital
  transactions:
   Net premiums..............   14,894   21,379     221,458  1,081,061   64,482  122,744    3,544     70,526
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --       --      (3,803)        --       --       --       --     (2,541)
     Surrenders..............  (19,533)  (4,867)   (102,306)   (30,181) (14,128)  (7,571)  (6,810)   (22,779)
     Administrative
       expenses (note 4a)....      (29)     (11)     (1,055)      (177)    (168)     (15)    (336)      (110)
     Transfers (to) from
       the Guarantee
       Account...............    6,819   14,315     130,872    228,696    7,712   12,785    1,547     13,408
     Transfers (to) from
       other subaccounts.....     (239)   1,845     123,100     27,695    2,759    3,387   (5,734)    56,891
                              --------   ------   ---------  ---------  -------  -------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    1,912   32,661     368,266  1,307,094   60,657  131,330   (7,789)   115,395
                              --------   ------   ---------  ---------  -------  -------   -------   -------
Increase (decrease) in
  net assets.................    5,371   40,743     454,503  1,430,372   66,458  139,407   22,625    135,694
Net assets at beginning
  of year....................   87,592   46,849   1,795,659    365,287  198,495   59,088  423,288    287,594
                              --------   ------   ---------  ---------  -------  -------   -------   -------
Net assets at end of year.... $ 92,963   87,592   2,250,162  1,795,659  264,953  198,495  445,913    423,288
                              ========   ======   =========  =========  =======  =======   =======   =======
Change in units (note 5):
   Units purchased...........    3,778    3,459      51,684    114,576    6,875   13,664      705     16,376
   Units redeemed............   (3,654)    (831)    (23,043)   (13,678)  (1,875)  (2,485)  (1,461)    (3,194)
                              --------   ------   ---------  ---------  -------  -------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      124    2,628      28,641    100,898    5,000   11,179     (756)    13,182
                              ========   ======   =========  =========  =======  =======   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 AIM Variable Insurance Funds (continued)
                           ------------------------------------------------------------------------------------------
                                                                                                       AIM V.I. Real
                                                    AIM V.I. International     AIM V.I. Premier           Estate
                           AIM V.I. Growth Fund --      Growth Fund --          Equity Fund --       Fund -- Series II
                             Series I shares           Series II shares         Series I shares           shares
                           ----------------------  ------------------------  ----------------------  -----------------
                                                                Period from
                                                                November 15,                            Period from
                           Year ended December 31,  Year ended    2004 to    Year ended December 31, April 29, 2005 to
                           ----------------------  December 31, December 31, ----------------------    December 31,
                             2005         2004         2005         2004        2005        2004           2005
                            --------     -------   ------------ ------------ ---------   ---------   -----------------
Increase (decrease)
  in net assets
From operations:
   Net investment
     income (expense)..... $ (5,495)     (5,752)      (2,574)         (61)      (7,325)    (11,350)          373
   Net realized gain
     (loss) on
     investments..........   25,729      21,116       12,128            1       14,359        (939)          (38)
   Change in
     unrealized
     appreciation
     (depreciation)
     on investments.......   (1,380)     11,485       75,168        3,524       32,584      51,141           447
   Capital gain
     distribution.........       --          --           --           --           --          --           369
                            --------     -------     -------      -------    ---------   ---------        ------
       Increase
         (decrease)
         in net
         assets from
         operations.......   18,854      26,849       84,722        3,464       39,618      38,852         1,151
                            --------     -------     -------      -------    ---------   ---------        ------
From capital
  transactions:
   Net premiums...........    4,854       2,867      315,174       99,900       12,476      26,683        21,962
   Transfers (to)
     from the general
     account of
     Genworth Life
     Insurance
     Company of New
     York:
     Death benefits.......       --     (16,419)          --           --           --      (3,010)           --
     Surrenders...........  (17,035)    (14,377)      (3,785)          --      (53,927)    (76,569)           --
     Administrative
       expenses (note
       4a)................      (95)       (129)        (181)          --         (245)       (210)           --
     Transfers (to)
       from the
       Guarantee
       Account............   (2,271)      1,852       59,406           (8)      (4,931)      4,035        15,710
     Transfers (to)
       from other
       subaccounts........   56,684     (61,277)      68,324           --      (90,126)    (45,598)          103
                            --------     -------     -------      -------    ---------   ---------        ------
       Increase
         (decrease)
         in net
         assets from
         capital
         transactions.....   42,137     (87,483)     438,938       99,892     (136,753)    (94,669)       37,775
                            --------     -------     -------      -------    ---------   ---------        ------
Increase (decrease)
  in net assets...........   60,991     (60,634)     523,660      103,356      (97,135)    (55,817)       38,926
Net assets at
  beginning of year.......  381,027     441,661      103,356           --    1,037,177   1,092,994            --
                            --------     -------     -------      -------    ---------   ---------        ------
Net assets at end of
  year.................... $442,018     381,027      627,016      103,356      940,042   1,037,177        38,926
                            ========     =======     =======      =======    =========   =========        ======
Change in units (note
  5):
   Units purchased........   17,366       1,178       56,589        9,724        2,904      11,142         3,703
   Units redeemed.........  (12,242)    (11,921)     (15,160)          --      (18,913)    (23,924)         (314)
                            --------     -------     -------      -------    ---------   ---------        ------
   Net increase
     (decrease) in
     units from
     capital
     transactions
     with contract
     owners...............    5,124     (10,743)      41,429        9,724      (16,009)    (12,782)        3,389
                            ========     =======     =======      =======    =========   =========        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                     The Alger American Fund           AllianceBernstein Variable Products Series Fund, Inc.
                              ---------------------------------------  ----------------------------------------------------
                                                    Alger American
                                Alger American    Small Capitalization AllianceBernstein           AllianceBernstein
                              Growth Portfolio -- Portfolio -- Class O Global Technology           Growth and Income
                                Class O Shares          Shares         Portfolio -- Class B      Portfolio -- Class B
                              ------------------  -------------------  ------------------------  --------------------------
                                  Year ended          Year ended          Year ended
                                 December 31,        December 31,        December 31,            Year ended December 31,
                              ------------------  -------------------  ------------------------  --------------------------
                                2005      2004      2005       2004      2005         2004          2005          2004
                              --------  --------  --------   -------     -------      -------     ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (8,008)  (11,177)  (11,191)  (10,779)   (4,614)      (3,691)       (25,671)      (49,497)
   Net realized gain
     (loss) on
     investments.............  (35,211)  (83,039)   (9,337)  (38,584)    5,555        2,208        163,306        90,831
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  110,069   124,151   134,387   156,584     4,935       22,109         92,776       523,582
   Capital gain
     distribution............       --        --        --        --        --           --             --            --
                              --------  --------  --------   -------     -------      -------     ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   66,850    29,935   113,859   107,221     5,876       20,626        230,411       564,916
                              --------  --------  --------   -------     -------      -------     ---------     ---------
From capital
  transactions:
   Net premiums..............       --        --     2,380     6,345    27,433      115,749      1,075,873     1,482,822
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........   (7,402)  (55,950)   (6,859)   (5,839)       --           --        (73,270)      (67,657)
     Surrenders..............  (27,783) (114,113)  (81,367)  (37,878)  (35,249)      (3,865)      (295,394)     (356,901)
     Administrative
       expenses (note 4a)....     (447)     (562)     (639)     (664)     (274)        (106)        (2,859)       (1,416)
     Transfers (to) from
       the Guarantee
       Account...............    1,354    (7,130)  (10,587)  (50,206)    8,803       26,747        184,093       527,334
     Transfers (to) from
       other subaccounts.....  (44,949)   (2,342)  (10,606)   17,230    (4,856)     (29,022)        (9,251)      217,972
                              --------  --------  --------   -------     -------      -------     ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (79,227) (180,097) (107,678)  (71,012)   (4,143)     109,503        879,192     1,802,154
                              --------  --------  --------   -------     -------      -------     ---------     ---------
Increase (decrease) in
  net assets.................  (12,377) (150,162)    6,181    36,209     1,733      130,129      1,109,603     2,367,070
Net assets at beginning
  of year....................  712,935   863,097   802,633   766,424   320,995      190,866      6,930,127     4,563,057
                              --------  --------  --------   -------     -------      -------     ---------     ---------
Net assets at end of year.... $700,558   712,935   808,814   802,633   322,728      320,995      8,039,730     6,930,127
                              ========  ========  ========   =======     =======      =======     =========     =========
Change in units (note 5):
   Units purchased...........      739       116     5,387     8,899     7,006       14,505        198,015       265,824
   Units redeemed............   (8,803)  (19,066)  (17,172)  (17,983)   (7,280)      (5,335)      (115,434)      (84,859)
                              --------  --------  --------   -------     -------      -------     ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (8,064)  (18,950)  (11,785)   (9,084)     (274)       9,170         82,581       180,965
                              ========  ========  ========   =======     =======      =======     =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              AllianceBernstein Variable Products Series Fund, Inc. (continued)
                              ---------------------------------------------------------------------
                                  AllianceBernstein       AllianceBernstein     AllianceBernstein
                                 International Value      Large Cap Growth      Small Cap Growth
                                Portfolio -- Class B    Portfolio -- Class B    Portfolio -- Class B
                              ------------------------  ----------------------  -------------------
                                           Period from
                                           November 15,                            Year ended
                               Year ended    2004 to    Year ended December 31,   December 31,
                              December 31, December 31, ----------------------  -------------------
                                  2005         2004        2005        2004       2005       2004
                              ------------ ------------ ---------   ---------    -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (2,592)        (53)     (27,620)    (22,589)   (1,662)    (1,745)
   Net realized gain
     (loss) on
     investments.............      9,181           4       40,842       9,587     2,801      3,025
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     79,297       1,944      210,194     114,996     2,240     11,120
   Capital gain
     distribution............      3,966          --           --          --        --         --
                                --------      ------    ---------   ---------    -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     89,852       1,895      223,416     101,994     3,379     12,400
                                --------      ------    ---------   ---------    -------   -------
From capital
  transactions:
   Net premiums..............    630,842          --      469,663     276,056       700         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........         --          --       (9,680)     (4,733)       --         --
     Surrenders..............     (7,679)        (74)     (91,654)    (33,597)   (7,342)   (18,836)
     Administrative
       expenses (note 4a)....        (55)         --         (736)       (425)      (25)       (27)
     Transfers (to) from
       the Guarantee
       Account...............     84,245       3,374       31,892     105,155         1      1,547
     Transfers (to) from
       other subaccounts.....    135,652      28,764      139,733      10,455     6,898     (9,838)
                                --------      ------    ---------   ---------    -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    843,005      32,064      539,218     352,911       232    (27,154)
                                --------      ------    ---------   ---------    -------   -------
Increase (decrease) in
  net assets.................    932,857      33,959      762,634     454,905     3,611    (14,754)
Net assets at beginning
  of year....................     33,959          --    1,624,138   1,169,233   113,456    128,210
                                --------      ------    ---------   ---------    -------   -------
Net assets at end of year....   $966,816      33,959    2,386,772   1,624,138   117,067    113,456
                                ========      ======    =========   =========    =======   =======
Change in units (note 5):
   Units purchased...........     85,151       3,229       87,001      67,003     1,416        169
   Units redeemed............     (8,024)         (7)     (25,492)    (23,491)   (1,412)    (2,933)
                                --------      ------    ---------   ---------    -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     77,127       3,222       61,509      43,512         4     (2,764)
                                ========      ======    =========   =========    =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               American Century Variable Portfolios, Inc.
                              --------------------------------------------------------------------------------
                              VP Income & Growth VP International  VP Ultra(R) Fund --
                               Fund -- Class I    Fund -- Class I       Class I        VP Value Fund -- Class I
                              -----------------  ----------------  ------------------  -----------------------
                                  Year ended        Year ended        Year ended            Year ended
                                 December 31,      December 31,      December 31,          December 31,
                              -----------------  ----------------  ------------------  -----------------------
                                2005      2004     2005     2004     2005      2004       2005         2004
                              --------  -------  -------  -------  -------   -------    ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    501     (364)  (1,033)    (821)  (8,890)   (2,650)     63,417       (6,655)
   Net realized gain
     (loss) on
     investments.............      783    3,088    3,511      693    2,768       403      11,521        7,371
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    5,949   13,010   19,261   12,628   21,922    27,416     (80,702)     117,741
   Capital gain
     distribution............       --       --       --       --       --        --      58,191        6,660
                              --------  -------  -------  -------  -------   -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    7,233   15,734   21,739   12,500   15,800    25,169      52,427      125,117
                              --------  -------  -------  -------  -------   -------    ---------   ---------
From capital
  transactions:
   Net premiums..............  118,656   40,070   60,043   74,191  198,916   334,881     180,661      168,502
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --       --       --       --       --        --          --           --
     Surrenders..............   (3,659)  (1,272) (17,773)  (6,037)  (6,455)   (1,610)    (29,795)      (4,670)
     Administrative
       expenses (note 4a)....      (97)     (54)    (172)      --     (524)      (26)       (326)         (26)
     Transfers (to) from
       the Guarantee
       Account...............   14,112    4,017    5,054   14,942  106,488    22,093      94,031      177,348
     Transfers (to) from
       other subaccounts.....    2,723     (268)  14,554    2,405   (2,665)    3,486      20,283        1,637
                              --------  -------  -------  -------  -------   -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  131,735   42,493   61,706   85,501  295,760   358,824     264,854      342,791
                              --------  -------  -------  -------  -------   -------    ---------   ---------
Increase (decrease) in
  net assets.................  138,968   58,227   83,445   98,001  311,560   383,993     317,281      467,908
Net assets at beginning
  of year....................  164,940  106,713  122,397   24,396  402,470    18,477   1,276,036      808,128
                              --------  -------  -------  -------  -------   -------    ---------   ---------
Net assets at end of year.... $303,908  164,940  205,842  122,397  714,030   402,470   1,593,317    1,276,036
                              ========  =======  =======  =======  =======   =======    =========   =========
Change in units (note 5):
   Units purchased...........    9,691    5,782    6,828    7,617   29,465    31,903      24,805       28,898
   Units redeemed............     (354)  (2,458)  (2,197)    (584)  (5,621)   (2,238)     (6,131)      (3,033)
                              --------  -------  -------  -------  -------   -------    ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    9,337    3,324    4,631    7,033   23,844    29,665      18,674       25,865
                              ========  =======  =======  =======  =======   =======    =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               American Century
                              Variable Portfolios
                                   II, Inc.                             Dreyfus
                              ------------------- ---------------------------------------------------------
                                                  Dreyfus Investment
                                                   Portfolios --     The Dreyfus Socially     Dreyfus Variable
                                 VP Inflation      MidCap Stock         Responsible          Investment Fund --
                              Protection Fund --   Portfolio --      Growth Fund, Inc. --       Money Market
                                   Class II       Initial Shares      Initial Shares             Portfolio
                              ------------------- -----------------  -------------------     -----------------
                                  Period from       Year ended                                   Year ended
                               April 29, 2005 to   December 31,      Year ended December 31,    December 31,
                                 December 31,     -----------------  -------------------     -----------------
                                     2005          2005      2004      2005          2004      2005      2004
                              -------------------  ------   ------    -------      -------   --------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $  4,442       (1,172)     (529)   (4,619)       (1,652)     8,757   (1,606)
   Net realized gain
     (loss) on
     investments.............          (146)       1,836     1,094     3,208         1,612         --       --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        (4,889)       4,794     5,518     8,915        15,069         --       --
   Capital gain
     distribution............            --          290     1,665        --            --         --       --
                                   --------        ------   ------    -------      -------   --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........          (593)       5,748     7,748     7,504        15,029      8,757   (1,606)
                                   --------        ------   ------    -------      -------   --------  -------
From capital
  transactions:
   Net premiums..............       153,651       15,704    35,055    54,163        46,399    120,320  491,729
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........            --           --        --        --            --         --       --
     Surrenders..............        (5,253)      (2,299)   (6,808)  (14,756)       (3,846)   (26,534)  (5,593)
     Administrative
       expenses (note 4a)....            --          (74)      (19)     (400)         (211)      (322)      (8)
     Transfers (to) from
       the Guarantee
       Account...............        80,208          344     5,886       238       115,355     13,385   16,394
     Transfers (to) from
       other subaccounts.....        52,017         (823)   (1,040)   (5,234)      (20,808)  (209,119) 248,401
                                   --------        ------   ------    -------      -------   --------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........       280,623       12,852    33,074    34,011       136,889   (102,270) 750,923
                                   --------        ------   ------    -------      -------   --------  -------
Increase (decrease) in
  net assets.................       280,030       18,600    40,822    41,515       151,918    (93,513) 749,317
Net assets at beginning
  of year....................            --       71,943    31,121   268,010       116,092    759,435   10,118
                                   --------        ------   ------    -------      -------   --------  -------
Net assets at end of year....      $280,030       90,543    71,943   309,525       268,010    665,922  759,435
                                   ========        ======   ======    =======      =======   ========  =======
Change in units (note 5):
   Units purchased...........        28,665        1,505     3,578     6,809        24,875     59,511  120,463
   Units redeemed............          (555)        (644)     (988)   (2,885)       (8,890)   (69,784) (43,847)
                                   --------        ------   ------    -------      -------   --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........        28,110          861     2,590     3,924        15,985    (10,273)  76,616
                                   ========        ======   ======    =======      =======   ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                 Evergreen Variable
                                               Eaton Vance Variable Trust                           Annuity Trust
                              ------------------------------------------------------------   ---------------------------
                                 VT Floating-Rate       VT Income Fund   VT Worldwide Health     Evergreen VA Omega
                                   Income Fund            of Boston         Sciences Fund          Fund -- Class 2
                              ---------------------   ------------------ ------------------  ---------------------------
                                                         Period from         Year ended                    Period from
                              Year ended December 31, January 1, 2004 to    December 31,      Year ended  May 1, 2004 to
                              ---------------------      December 15,    ------------------  December 31,  December 31,
                                 2005         2004           2004           2005      2004       2005          2004
                              ----------   ---------  ------------------ ---------  -------  ------------ --------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  188,602      37,681           (875)       (14,634)  (9,338)       (83)         --
   Net realized gain
     (loss) on
     investments.............       (521)      2,360          4,625          7,698    5,045          3          --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (16,464)      1,851         (6,599)        77,019   33,904        578          --
   Capital gain
     distribution............         --          --             --             --       --         --          --
                              ----------   ---------       --------      ---------  -------     ------          --
       Increase
         (decrease) in
         net assets from
         operations..........    171,617      41,892         (2,849)        70,083   29,611        498          --
                              ----------   ---------       --------      ---------  -------     ------          --
From capital
  transactions:
   Net premiums..............  1,290,807   2,977,601        286,913        307,950  443,952     14,852          --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........    (35,981)    (12,412)            --             --  (48,956)        --          --
     Surrenders..............   (395,848)    (87,800)        (9,192)       (33,049) (34,305)        --          --
     Administrative
       expenses (note 4a)....     (2,783)       (395)           (20)          (561)    (147)        --          --
     Transfers (to) from
       the Guarantee
       Account...............  1,065,081     775,865        156,036         33,697  118,690        762          --
     Transfers (to) from
       other subaccounts.....    (99,814)    727,561       (584,916)       (62,708)  18,971          5          --
                              ----------   ---------       --------      ---------  -------     ------          --
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  1,821,462   4,380,420       (151,179)       245,329  498,205     15,619          --
                              ----------   ---------       --------      ---------  -------     ------          --
Increase (decrease) in
  net assets.................  1,993,079   4,422,312       (154,028)       315,412  527,816     16,117          --
Net assets at beginning
  of year....................  5,599,703   1,177,391        154,028        803,572  275,756         --          --
                              ----------   ---------       --------      ---------  -------     ------          --
Net assets at end of year.... $7,592,782   5,599,703             --      1,118,984  803,572     16,117          --
                              ==========   =========       ========      =========  =======     ======          ==
Change in units (note 5):
   Units purchased...........    422,647     735,962         60,226         36,124   60,023      1,486          --
   Units redeemed............   (243,495)   (304,444)       (74,082)       (17,528) (22,015)        --          --
                              ----------   ---------       --------      ---------  -------     ------          --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    179,152     431,518        (13,856)        18,596   38,008      1,486          --
                              ==========   =========       ========      =========  =======     ======          ==

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                              FAM Variable Series Fund, Inc.
                              ----------------------------------------------------------------------------------------------
                                                         Mercury Global         Mercury Large             Mercury Value
                                 Mercury Basic Value     Allocation V.I.         Cap Growth               Opportunities
                               V.I. Fund -- Class III   Fund -- Class III  V.I. Fund -- Class III    V.I. Fund -- Class III
                                       Shares                Shares                Shares                    Shares
                              ------------------------  ----------------- ------------------------  ------------------------
                                           Period from     Period from                 Period from               Period from
                                            April 30,       April 29,                   April 30,                 April 30,
                               Year ended    2004 to         2005 to       Year ended    2004 to     Year ended    2004 to
                              December 31, December 31,   December 31,    December 31, December 31, December 31, December 31,
                                  2005         2004           2005            2005         2004         2005         2004
                              ------------ ------------ ----------------- ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ 20,362         528           1,459           (607)         (83)     131,804        5,184
   Net realized gain
     (loss) on
     investments.............         60        (225)            280            201            7         (265)         586
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (10,851)      5,216           3,957          4,231        2,856      (97,461)     (16,022)
   Capital gain
     distribution............        154         130              --             --           --        4,229       14,329
                                --------      ------         -------         ------       ------      -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........      9,725       5,649           5,696          3,825        2,780       38,307        4,077
                                --------      ------         -------         ------       ------      -------      -------
From capital
  transactions:
   Net premiums..............    185,280      79,992         102,275          2,583        8,886      204,095       69,924
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........         --          --              --             --           --           --           --
     Surrenders..............     (1,985)         --              --           (206)          --       (6,328)          --
     Administrative
       expenses (note 4a)....       (154)         --              --             (2)          --         (159)          --
     Transfers (to) from
       the Guarantee
       Account...............      9,320         570           1,757         16,047       17,872       50,485          507
     Transfers (to) from
       other subaccounts.....      5,623         103              11          4,096          942        7,333         (497)
                                --------      ------         -------         ------       ------      -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    198,084      80,665         104,043         22,518       27,700      255,426       69,934
                                --------      ------         -------         ------       ------      -------      -------
Increase (decrease) in
  net assets.................    207,809      86,314         109,739         26,343       30,480      293,733       74,011
Net assets at beginning
  of year....................     86,314          --              --         30,480           --       74,011           --
                                --------      ------         -------         ------       ------      -------      -------
Net assets at end of year....   $294,123      86,314         109,739         56,823       30,480      367,744       74,011
                                ========      ======         =======         ======       ======      =======      =======
Change in units (note 5):
   Units purchased...........     19,945      10,412          11,397          2,038        2,808       26,426        7,518
   Units redeemed............     (1,108)     (2,472)         (1,471)           (31)          --       (2,710)        (918)
                                --------      ------         -------         ------       ------      -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     18,837       7,940           9,926          2,007        2,808       23,716        6,600
                                ========      ======         =======         ======       ======      =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                   Federated Insurance Series
                              ------------------------------------
                              Federated American
                              Leaders Fund II -- Federated Capital
                                Primary Shares     Income Fund II
                              -----------------  -----------------
                                  Year ended         Year ended
                                 December 31,       December 31,
                              -----------------  -----------------
                                2005      2004     2005      2004
                              --------  -------  --------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    975      (51)   18,022   13,387
   Net realized gain
     (loss) on
     investments.............    7,706     (284)  (41,608) (17,353)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   14,915   54,992    43,554   40,774
   Capital gain
     distribution............       --       --        --       --
                              --------  -------  --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   23,596   54,657    19,968   36,808
                              --------  -------  --------  -------
From capital
  transactions:
   Net premiums..............    1,099      280       225    2,532
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........  (11,109)      --        --       --
     Surrenders..............  (74,375) (11,913) (114,353)  (9,877)
     Administrative
       expenses (note 4a)....     (517)    (590)     (354)    (351)
     Transfers (to) from
       the Guarantee
       Account...............      (90)      22       (44)      (6)
     Transfers (to) from
       other subaccounts.....   (4,218)   8,807       449   (2,484)
                              --------  -------  --------  -------
     Increase (decrease)
       in net assets
       from capital
       transactions..........  (89,210)  (3,394) (114,077) (10,186)
                              --------  -------  --------  -------
Increase (decrease) in
  net assets.................  (65,614)  51,263   (94,109)  26,622
Net assets at beginning
  of year....................  719,401  668,138   471,430  444,808
                              --------  -------  --------  -------
Net assets at end of year.... $653,787  719,401   377,321  471,430
                              ========  =======  ========  =======
Change in units (note 5):
   Units purchased...........    1,255    1,156     1,064    3,467
   Units redeemed............   (9,087)  (1,497)  (14,830)  (4,756)
                              --------  -------  --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (7,832)    (341)  (13,766)  (1,289)
                              ========  =======  ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          Federated Insurance Series (continued)
                              --------------------------------------------------------------------
                                                         Federated High             Federated
                              Federated High Income        Income Bond              Kaufmann
                               Bond Fund II --             Fund II --              Fund II --
                                Primary Shares           Service Shares          Service Shares
                              --------------------    ----------------------  ----------------------
                              Year ended December 31, Year ended December 31, Year ended December 31,
                              --------------------    ----------------------  ----------------------
                                2005          2004       2005        2004        2005        2004
                               --------     -------   ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 26,744       24,850     139,272      73,375     (34,675)    (15,892)
   Net realized gain
     (loss) on
     investments.............   (2,812)        (279)     (2,151)     16,394      52,458      13,402
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (19,133)      11,043     (97,436)     53,178     211,045     164,594
   Capital gain
     distribution............       --           --          --          --       2,523          --
                               --------     -------   ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    4,799       35,614      39,685     142,947     231,351     162,104
                               --------     -------   ---------   ---------   ---------   ---------
From capital
  transactions:
   Net premiums..............      450          600   2,109,703     630,578     704,152     786,940
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --           --          --      (9,142)    (53,495)         --
     Surrenders..............  (38,717)     (73,879)    (89,385)   (106,049)   (106,487)    (46,069)
     Administrative
       expenses (note 4a)....     (249)        (192)       (974)       (424)     (1,102)       (320)
     Transfers (to) from
       the Guarantee
       Account...............        8        5,288     123,728     174,759     167,221     209,886
     Transfers (to) from
       other subaccounts.....   67,927      (20,020)    233,358      65,310       7,708     197,088
                               --------     -------   ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   29,419      (88,203)  2,376,430     755,032     717,997   1,147,525
                               --------     -------   ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets.................   34,218      (52,589)  2,416,115     897,979     949,348   1,309,629
Net assets at beginning
  of year....................  400,541      453,130   2,242,686   1,344,707   1,713,883     404,254
                               --------     -------   ---------   ---------   ---------   ---------
Net assets at end of year.... $434,759      400,541   4,658,801   2,242,686   2,663,231   1,713,883
                               ========     =======   =========   =========   =========   =========
Change in units (note 5):
   Units purchased...........   10,498        1,382     227,002      98,632      88,634     108,501
   Units redeemed............   (7,976)      (9,489)    (36,227)    (35,730)    (36,253)    (21,887)
                               --------     -------   ---------   ---------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    2,522       (8,107)    190,775      62,902      52,381      86,614
                               ========     =======   =========   =========   =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                        Fidelity Variable Insurance Products Fund
                              -------------------------------------------------------------------------------
                              VIP Asset Manager/SM/     VIP Asset Manager/SM/
                              Portfolio -- Initial       Portfolio -- Service        VIP Contrafund(R)
                                    Class                      Class 2             Portfolio -- Initial Class
                              --------------------  -----------------------------  -------------------------
                                  Year ended                        Period from
                                 December 31,        Year ended  April 30, 2004 to Year ended December 31,
                              --------------------  December 31,   December, 31    -------------------------
                                2005        2004        2005           2004           2005          2004
                               --------   -------   ------------ -----------------  ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,248      3,851      (1,863)           (20)        (34,595)      (29,909)
   Net realized gain
     (loss) on
     investments.............     (956)    (1,342)      1,598             --          76,267        11,508
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,051      9,631      14,812            294         415,599       381,909
   Capital gain
     distribution............       --         --          --             --              --            --
                               --------   -------     -------         ------        ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........    7,343     12,140      14,547            274         457,271       363,508
                               --------   -------     -------         ------        ---------     ---------
From capital
  transactions:
   Net premiums..............       --         --     434,447         11,489           4,113         3,669
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --         --          --             --         (14,981)       (7,318)
     Surrenders..............   (4,064)   (33,340)       (215)            --        (276,883)     (338,970)
     Administrative
       expenses (note 4a)....     (209)      (259)       (499)            --          (2,594)       (2,184)
     Transfers (to) from
       the Guarantee
       Account...............       13         32        (240)             1         (30,090)        7,158
     Transfers (to) from
       other subaccounts.....  (16,790)    26,512     232,955          5,313         384,553        94,015
                               --------   -------     -------         ------        ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (21,050)    (7,055)    666,448         16,803          64,118      (243,630)
                               --------   -------     -------         ------        ---------     ---------
Increase (decrease) in
  net assets.................  (13,707)     5,085     680,995         17,077         521,389       119,878
Net assets at beginning
  of year....................  321,203    316,118      17,077             --       2,875,782     2,755,904
                               --------   -------     -------         ------        ---------     ---------
Net assets at end of year.... $307,496    321,203     698,072         17,077       3,397,171     2,875,782
                               ========   =======     =======         ======        =========     =========
Change in units (note 5):
   Units purchased...........      115      2,499      82,910          1,649          36,485        24,571
   Units redeemed............   (2,049)    (3,180)    (17,317)            --         (31,307)      (43,876)
                               --------   -------     -------         ------        ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,934)      (681)     65,593          1,649           5,178       (19,305)
                               ========   =======     =======         ======        =========     =========

                              ----------------------------

                                VIP Contrafund(R)
                              Portfolio -- Service Class 2
                              ---------------------------

                              Year ended December 31,
                              ---------------------------
                                 2005           2004
                               ----------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   (162,666)      (63,159)
   Net realized gain
     (loss) on
     investments.............    216,135       109,053
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  1,748,212       616,316
   Capital gain
     distribution............         --            --
                               ----------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........  1,801,681       662,210
                               ----------     ---------
From capital
  transactions:
   Net premiums..............  6,845,920     1,969,848
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........    (68,047)      (72,077)
     Surrenders..............   (414,011)     (248,085)
     Administrative
       expenses (note 4a)....     (5,289)       (1,162)
     Transfers (to) from
       the Guarantee
       Account...............    762,353     1,194,891
     Transfers (to) from
       other subaccounts.....  1,876,118       378,157
                               ----------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  8,997,044     3,221,572
                               ----------     ---------
Increase (decrease) in
  net assets................. 10,798,725     3,883,782
Net assets at beginning
  of year....................  6,393,700     2,509,918
                               ----------     ---------
Net assets at end of year.... 17,192,425     6,393,700
                               ==========     =========
Change in units (note 5):
   Units purchased...........    823,963       383,443
   Units redeemed............   (118,982)      (95,010)
                               ----------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    704,981       288,433
                               ==========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------------
                                    VIP
                              Dynamic Capital           VIP                   VIP                   VIP
                                Appreciation       Equity-Income         Equity-Income        Growth & Income
                                Portfolio --       Portfolio --          Portfolio --          Portfolio --
                              Service Class 2      Initial Class        Service Class 2        Initial Class
                              ---------------  --------------------  --------------------  --------------------
                                 Year ended         Year ended            Year ended            Year ended
                                December 31,       December 31,          December 31,          December 31,
                              ---------------  --------------------  --------------------  --------------------
                                2005     2004     2005       2004       2005       2004       2005       2004
                              --------  -----  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (164)   (45)    14,644      3,145     10,961    (20,552)     1,318     (5,684)
   Net realized gain
     (loss) on
     investments.............       63     43     25,472     15,233     93,267     91,063      2,079     (4,128)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    1,556    593    (17,345)   184,310     (6,126)   405,252     57,667     56,247
   Capital gain
     distribution............       --     --     70,355      8,286    193,826     13,292         --         --
                              --------  -----  ---------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    1,455    591     93,126    210,974    291,928    489,055     61,064     46,435
                              --------  -----  ---------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............  118,974  4,507     10,399     35,863  1,076,179  1,687,748        360     12,737
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --     --    (31,681)    (2,483)   (30,286)   (18,070)   (13,216)   (20,779)
     Surrenders..............       --     --   (158,826)  (126,956)  (299,870)  (175,099)   (57,290)   (45,277)
     Administrative
       expenses (note 4a)....       (8)    --     (1,220)    (1,222)    (3,830)    (1,099)    (1,019)    (1,140)
     Transfers (to) from
       the Guarantee
       Account...............    1,884  1,927     (2,018)   (21,793)   266,765    598,411      1,425    (20,449)
     Transfers (to) from
       other subaccounts.....   27,083    190     (3,246)    (3,693)  (124,993)   254,098    (60,791)    (3,500)
                              --------  -----  ---------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  147,933  6,624   (186,592)  (120,284)   883,965  2,345,989   (130,531)   (78,408)
                              --------  -----  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................  149,388  7,215    (93,466)    90,690  1,175,893  2,835,044    (69,467)   (31,973)
Net assets at beginning
  of year....................    7,215     --  2,301,062  2,210,372  6,163,555  3,328,511  1,137,642  1,169,615
                              --------  -----  ---------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year.... $156,603  7,215  2,207,596  2,301,062  7,339,448  6,163,555  1,068,175  1,137,642
                              ========  =====  =========  =========  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........   10,561    965      7,690     13,717    179,439    312,035      2,631      3,117
   Units redeemed............      (25)  (341)   (22,861)   (24,217)   (97,703)   (80,721)   (15,161)   (10,965)
                              --------  -----  ---------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   10,536    624    (15,171)   (10,500)    81,736    231,314    (12,530)    (7,848)
                              ========  =====  =========  =========  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Fidelity Variable Insurance Products Fund (continued)
                           ------------------------------------------------------------------------------------------
                            VIP Growth & Income   VIP Growth Opportunities      VIP Growth            VIP Growth
                                Portfolio --         Portfolio --              Portfolio --          Portfolio --
                              Service Class 2       Initial Class              Initial Class        Service Class 2
                           ---------------------  -----------------------  --------------------  --------------------
                                 Year ended                                     Year ended            Year ended
                                December 31,      Year ended December 31,      December 31,          December 31,
                           ---------------------  -----------------------  --------------------  --------------------
                              2005        2004      2005        2004          2005       2004       2005       2004
                           ----------  ---------   -------     --------    ---------  ---------  ---------  ---------
Increase (decrease)
  in net assets
From operations:
   Net investment
     income
     (expense)............ $   (9,898)   (18,986)  (2,522)      (5,594)      (12,669)   (17,225)   (23,553)   (20,523)
   Net realized
     gain (loss) on
     investments..........     20,147     18,285  (10,073)     (48,344)      (74,611)   (91,201)    27,323     15,931
   Change in
     unrealized
     appreciation
     (depreciation)
     on investments.......    177,853    109,843   51,062       83,935       144,149    134,815     78,904     40,529
   Capital gain
     distribution.........         --         --       --           --            --         --         --         --
                           ----------  ---------   -------     --------    ---------  ---------  ---------  ---------
       Increase
         (decrease)
         in net
         assets
         from
         operations.......    188,102    109,142   38,467       29,997        56,869     26,389     82,674     35,937
                           ----------  ---------   -------     --------    ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums...........    260,295    379,263      699        4,157           526      8,980    369,507    514,052
   Transfers (to)
     from the
     general
     account of
     Genworth Life
     Insurance
     Company of
     New York:
     Death benefits.......     (7,647)   (23,162)  (8,225)          --        (6,861)   (75,465)    (6,853)   (19,528)
     Surrenders...........   (112,617)   (52,769) (58,742)    (115,052)     (145,297)  (106,308)  (130,765)   (46,737)
     Administrative
       expenses
       (note 4a)..........     (1,179)      (430)    (523)        (608)       (1,163)    (1,387)    (1,131)      (554)
     Transfers (to)
       from the
       Guarantee
       Account............    192,539    977,611     (717)     (31,257)      (12,455)   (15,698)    25,696    230,468
     Transfers (to)
       from other
       subaccounts........    106,933      1,968   (9,248)     (28,452)      (51,734)    23,027   (215,918)    67,533
                           ----------  ---------   -------     --------    ---------  ---------  ---------  ---------
       Increase
         (decrease)
         in net
         assets
         from
         capital
         transactions.....    438,324  1,282,481  (76,756)    (171,212)     (216,984)  (166,851)    40,536    745,234
                           ----------  ---------   -------     --------    ---------  ---------  ---------  ---------
Increase (decrease)
  in net assets...........    626,426  1,391,623  (38,289)    (141,215)     (160,115)  (140,462)   123,210    781,171
Net assets at
  beginning of year.......  2,615,258  1,223,635  564,269      705,484     1,492,118  1,632,580  1,914,324  1,133,153
                           ----------  ---------   -------     --------    ---------  ---------  ---------  ---------
Net assets at end
  of year................. $3,241,684  2,615,258  525,980      564,269     1,332,003  1,492,118  2,037,534  1,914,324
                           ==========  =========   =======     ========    =========  =========  =========  =========
Change in units
  (note 5):
   Units purchased........     73,332    163,910    1,822        5,668         3,823      7,075     59,972    111,512
   Units redeemed.........    (28,397)   (30,961) (10,994)     (27,977)      (25,532)   (24,429)   (53,499)   (22,729)
                           ----------  ---------   -------     --------    ---------  ---------  ---------  ---------
   Net increase
     (decrease) in
     units from
     capital
     transactions
     with contract
     owners...............     44,935    132,949   (9,172)     (22,309)      (21,709)   (17,354)     6,473     88,783
                           ==========  =========   =======     ========    =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Fidelity Variable Insurance Products Fund (continued)
                              --------------------------------------------------------------------------
                                                         VIP Overseas                    VIP
                              VIP Mid Cap Portfolio -- Portfolio -- Initial Value Strategies Portfolio --
                                  Service Class 2            Class                 Service Class 2
                              ----------------------   -------------------  -----------------------------
                                    Year ended            Year ended                        Period from
                                   December 31,          December 31,        Year ended  April 30, 2004 to
                              ----------------------   -------------------  December 31,   December, 31
                                  2005         2004      2005       2004        2005           2004
                              -----------   ---------   -------   -------   ------------ -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (135,112)    (66,410)  (1,688)    (1,633)     (2,353)           (341)
   Net realized gain
     (loss) on
     investments.............     310,279     218,854   15,007     (6,521)      2,379              32
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,225,170     827,371  110,633     91,567       9,143          13,366
   Capital gain
     distribution............     108,625          --       --         --       4,024              --
                              -----------   ---------   -------   -------     -------         -------
       Increase
         (decrease) in
         net assets from
         operations..........   1,508,962     979,815  123,952     83,413      13,193          13,057
                              -----------   ---------   -------   -------     -------         -------
From capital
  transactions:
   Net premiums..............   3,729,772   1,591,662       --      6,165     164,651          65,721
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York:
     Death benefits..........     (50,515)     (3,105)      --    (22,434)         --              --
     Surrenders..............    (335,460)   (213,710) (81,844)   (71,522)    (43,006)           (135)
     Administrative
       expenses (note 4a)....      (4,035)       (794)    (319)      (383)       (120)             --
     Transfers (to) from
       the Guarantee
       Account...............     541,139     526,952   (4,153)   (21,097)      4,634           9,406
     Transfers (to) from
       other subaccounts.....   1,438,870     (51,492) (11,190)    49,890          31          43,241
                              -----------   ---------   -------   -------     -------         -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   5,319,771   1,849,513  (97,506)   (59,381)    126,190         118,233
                              -----------   ---------   -------   -------     -------         -------
Increase (decrease) in
  net assets.................   6,828,733   2,829,328   26,446     24,032     139,383         131,290
Net assets at beginning
  of year....................   5,774,297   2,944,969  767,936    743,904     131,290              --
                              -----------   ---------   -------   -------     -------         -------
Net assets at end of year.... $12,603,030   5,774,297  794,382    767,936     270,673         131,290
                              ===========   =========   =======   =======     =======         =======
Change in units (note 5):
   Units purchased...........     442,877     258,723    4,338      9,393      17,362          11,659
   Units redeemed............    (104,351)   (112,695) (13,125)   (15,748)     (5,211)            (12)
                              -----------   ---------   -------   -------     -------         -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     338,526     146,028   (8,787)    (6,355)     12,151          11,647
                              ===========   =========   =======   =======     =======         =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               Franklin Templeton Variable Insurance Products Trust
                              -------------------------------------------------------------------------------------------
                                                                  Franklin Income
                                                                    Securities     Franklin Large Cap       Mutual Shares
                              Templeton Global Income Securities  Fund -- Class 2  Growth Securities      Securities Fund --
                                   Fund -- Class I Shares             Shares       Fund -- Class 2 Shares   Class 2 Shares
                              ---------------------------------  ----------------- ---------------------  ----------------
                                                Period from         Period from       Year ended             Year ended
                               Year ended   December 15, 2004 to April 29, 2005 to   December 31,           December 31,
                              December 31,      December 31,       December 31,    ---------------------  ----------------
                                  2005              2004               2005          2005        2004       2005      2004
                              ------------  -------------------- -----------------  -------     -------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $    865              --               (11,844)     (2,858)     (1,824)    (2,762)   (1,880)
   Net realized gain
     (loss) on
     investments.............       (321)             --                  (865)      1,402         206      8,759       813
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (2,373)              3                  (658)        641      14,821     29,125    31,987
   Capital gain
     distribution............         --              --                    --          --          --      1,107        --
                                --------           -----             ---------      -------     -------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     (1,829)              3               (13,367)       (815)     13,203     36,229    30,920
                                --------           -----             ---------      -------     -------   -------   -------
From capital
  transactions:
   Net premiums..............         --              --             3,445,422      89,773     136,690    102,379   123,625
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........         --              --                    --          --          --         --        --
     Surrenders..............    (16,708)             --                (9,405)    (12,470)     (1,269)   (48,534)   (2,793)
     Administrative
       expenses (note 4a)....        (42)             --                   (30)       (291)        (22)       (89)       (3)
     Transfers (to) from
       the Guarantee
       Account...............      7,988           3,801               286,110      22,156      20,376     22,459    74,738
     Transfers (to) from
       other subaccounts.....    220,355             199               103,788       3,376      (1,074)     1,432     4,783
                                --------           -----             ---------      -------     -------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    211,593           4,000             3,825,885     102,544     154,701     77,647   200,350
                                --------           -----             ---------      -------     -------   -------   -------
Increase (decrease) in
  net assets.................    209,764           4,003             3,812,518     101,729     167,904    113,876   231,270
Net assets at beginning
  of year....................      4,003              --                    --     255,380      87,476    371,390   140,120
                                --------           -----             ---------      -------     -------   -------   -------
Net assets at end of year....   $213,767           4,003             3,812,518     357,109     255,380    485,266   371,390
                                ========           =====             =========      =======     =======   =======   =======
Change in units (note 5):
   Units purchased...........     23,607             395               393,642       9,433      12,695     10,167    16,775
   Units redeemed............     (1,956)             --               (12,938)     (1,523)       (259)    (4,610)     (604)
                                --------           -----             ---------      -------     -------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     21,651             395               380,704       7,910      12,436      5,557    16,171
                                ========           =====             =========      =======     =======   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              ------------------------------------------------------------------------
                                                             Templeton Foreign   Templeton Global
                              Templeton Foreign Securities  Securities Fund --   Asset Allocation
                               Fund -- Class I Shares         Class 2 Shares     Fund -- Class 2 Shares
                              ---------------------------- --------------------  ---------------------
                                             Period from
                                             December 15,       Year ended          Year ended
                               Year ended      2004 to         December 31,        December 31,
                              December 31,   December 31,  --------------------  ---------------------
                                  2005           2004         2005       2004      2005        2004
                              ------------   ------------  ---------  ---------   -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $    86           --          (5,733)    (4,437)   2,259         824
   Net realized gain
     (loss) on
     investments.............        25           --          52,009     10,706    2,663       1,150
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     3,601           --          58,432    141,009    3,910      13,241
   Capital gain
     distribution............        --           --              --         --       --          --
                                -------           --       ---------  ---------   -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........     3,712           --         104,708    147,278    8,832      15,215
                                -------           --       ---------  ---------   -------     -------
From capital
  transactions:
   Net premiums..............        --           --         193,836    306,494  155,395      69,012
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York:
     Death benefits..........        --           --              --         --       --          --
     Surrenders..............        --           --         (47,155)    (8,530)  (9,515)     (1,383)
     Administrative
       expenses (note 4a)....        (8)          --            (426)        (3)     (63)        (22)
     Transfers (to) from
       the Guarantee
       Account...............     9,152           --          81,732    123,124   81,299      11,711
     Transfers (to) from
       other subaccounts.....    28,184           --         (54,533)    25,074    8,569        (225)
                                -------           --       ---------  ---------   -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    37,328           --         173,454    446,159  235,685      79,093
                                -------           --       ---------  ---------   -------     -------
Increase (decrease) in
  net assets.................    41,040           --         278,162    593,437  244,517      94,308
Net assets at beginning
  of year....................        --           --       1,146,688    553,251  125,363      31,055
                                -------           --       ---------  ---------   -------     -------
Net assets at end of year....   $41,040           --       1,424,850  1,146,688  369,880     125,363
                                =======           ==       =========  =========   =======     =======
Change in units (note 5):
   Units purchased...........     3,684           --          43,167     43,881   15,881      12,098
   Units redeemed............        --           --         (31,650)    (9,327)      --      (6,066)
                                -------           --       ---------  ---------   -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     3,684           --          11,517     34,554   15,881       6,032
                                =======           ==       =========  =========   =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                              GE Investments Funds, Inc.
                              ------------------------------------------------------------------------------
                                   Global Income Fund           Income Fund        International Equity Fund
                              ---------------------------  ----------------------  ------------------------
                                Period from
                              January 1, 2005  Year ended  Year ended December 31, Year ended December 31, to August 25,  December 31, ----------------------  ------------------------
                                   2005           2004        2005        2004       2005         2004
                              --------------- ------------ ---------   ---------     -------      -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $  (1,849)       8,014      144,030     153,684      (629)        (803)
   Net realized gain
     (loss) on
     investments.............       21,654        2,300      (26,790)     (2,945)   32,755       13,949
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      (30,645)       5,350     (102,281)   (121,782)   (4,167)      14,924
   Capital gain
     distribution............           --           --        2,683      41,240        --           --
                                 ---------      -------    ---------   ---------     -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........      (10,840)      15,664       17,642      70,197    27,959       28,070
                                 ---------      -------    ---------   ---------     -------      -------
From capital
  transactions:
   Net premiums..............           --           --      191,572     663,858      (270)         270
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........           --       (1,554)       7,105      (6,093)       --           --
     Surrenders..............       (6,134)     (10,777)    (233,319)   (144,880)  (31,698)      (9,749)
     Administrative
       expenses (note 4a)....         (104)        (121)      (2,396)     (1,068)     (189)        (178)
     Transfers (to) from
       the Guarantee
       Account...............       (4,043)          14       27,095     911,630      (131)         (22)
     Transfers (to) from
       other subaccounts.....     (193,464)        (802)    (173,193)    (33,744)  (32,537)     (28,879)
                                 ---------      -------    ---------   ---------     -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     (203,745)     (13,240)    (183,136)  1,389,703   (64,825)     (38,558)
                                 ---------      -------    ---------   ---------     -------      -------
Increase (decrease) in
  net assets.................     (214,585)       2,424     (165,494)  1,459,900   (36,866)     (10,488)
Net assets at beginning
  of year....................      214,585      212,161    4,151,115   2,691,215   214,557      225,045
                                 ---------      -------    ---------   ---------     -------      -------
Net assets at end of year....    $      --      214,585    3,985,621   4,151,115   177,691      214,557
                                 =========      =======    =========   =========     =======      =======
Change in units (note 5):
   Units purchased...........          326          211       42,789     176,139     4,831        2,577
   Units redeemed............      (17,140)      (1,331)     (57,474)    (45,035)  (11,317)      (7,021)
                                 ---------      -------    ---------   ---------     -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      (16,814)      (1,120)     (14,685)    131,104    (6,486)      (4,444)
                                 =========      =======    =========   =========     =======      =======

                              -----------------------
                               Mid-Cap Equity Fund
                              ----------------------

                              Year ended December 31,
                              ----------------------
                                 2005        2004
                              ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    55,207     (17,347)
   Net realized gain
     (loss) on
     investments.............   121,804     122,805
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   105,631      70,711
   Capital gain
     distribution............   218,105     424,600
                              ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........   500,747     600,769
                              ---------   ---------
From capital
  transactions:
   Net premiums..............   665,949     614,320
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........    (7,339)    (85,227)
     Surrenders..............  (292,023)   (234,221)
     Administrative
       expenses (note 4a)....    (2,673)     (1,649)
     Transfers (to) from
       the Guarantee
       Account...............    75,104     202,305
     Transfers (to) from
       other subaccounts.....  (210,274)   (104,098)
                              ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   228,744     391,430
                              ---------   ---------
Increase (decrease) in
  net assets.................   729,491     992,199
Net assets at beginning
  of year.................... 4,924,272   3,932,073
                              ---------   ---------
Net assets at end of year.... 5,653,763   4,924,272
                              =========   =========
Change in units (note 5):
   Units purchased...........    83,648     121,885
   Units redeemed............   (63,670)    (83,317)
                              ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    19,978      38,568
                              =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                         GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------
                                 Money Market Fund     Premier Growth Equity Fund Real Estate Securities Fund
                              -----------------------  -------------------------  --------------------------
                              Year ended December 31,  Year ended December 31,    Year ended December 31,
                              -----------------------  -------------------------  --------------------------
                                  2005        2004        2005          2004         2005          2004
                              -----------  ----------   ---------     ---------    ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    92,979     (31,939)   (30,615)      (22,741)     151,599        89,034
   Net realized gain
     (loss) on
     investments.............          --          --      9,604         2,017       77,411        30,849
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............          --          --     10,146       169,853     (130,472)      222,431
   Capital gain
     distribution............          --          --         --            --      237,150       173,818
                              -----------  ----------   ---------     ---------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........      92,979     (31,939)   (10,865)      149,129      335,688       516,132
                              -----------  ----------   ---------     ---------    ---------     ---------
From capital
  transactions:
   Net premiums..............   4,460,217   5,691,600    268,702       273,409      835,726       701,556
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........    (440,459)     (4,297)        --       (35,811)         127       (23,793)
     Surrenders..............    (308,964)   (354,188)  (132,216)     (124,159)    (273,356)      (65,190)
     Administrative
       expenses (note 4a)....      (3,467)     (1,894)    (2,078)       (1,960)      (1,153)         (456)
     Transfers (to) from
       the Guarantee
       Account...............    (131,217)    128,416    108,689        81,503      270,521       195,617
     Transfers (to) from
       other subaccounts.....  (3,027,180) (3,692,296)  (322,382)      (83,933)     (28,628)       24,072
                              -----------  ----------   ---------     ---------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     548,930   1,767,341    (79,285)      109,049      803,237       831,806
                              -----------  ----------   ---------     ---------    ---------     ---------
Increase (decrease) in
  net assets.................     641,909   1,735,402    (90,150)      258,178    1,138,925     1,347,938
Net assets at beginning
  of year....................   6,253,401   4,517,999  2,920,043     2,661,865    2,430,124     1,082,186
                              -----------  ----------   ---------     ---------    ---------     ---------
Net assets at end of year.... $ 6,895,310   6,253,401  2,829,893     2,920,043    3,569,049     2,430,124
                              ===========  ==========   =========     =========    =========     =========
Change in units (note 5):
   Units purchased...........   8,141,592   8,071,207     43,398        54,653       99,741        86,726
   Units redeemed............  (7,649,846) (6,415,758)   (57,730)      (45,154)     (46,388)      (23,796)
                              -----------  ----------   ---------     ---------    ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     491,746   1,655,449    (14,332)        9,499       53,353        62,930
                              ===========  ==========   =========     =========    =========     =========

                              -----------------------
                               S&P 500(R) Index Fund
                              ----------------------
                              Year ended December 31,
                              ----------------------
                                 2005        2004
                              ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     77,152     120,758
   Net realized gain
     (loss) on
     investments.............    346,253     222,854
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    716,242   2,049,803
   Capital gain
     distribution............         --          --
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........  1,139,647   2,393,415
                              ----------  ----------
From capital
  transactions:
   Net premiums..............  6,679,772   6,692,581
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........   (105,592)    (81,925)
     Surrenders.............. (2,097,910) (1,244,178)
     Administrative
       expenses (note 4a)....    (26,646)    (10,469)
     Transfers (to) from
       the Guarantee
       Account...............    716,297   3,640,494
     Transfers (to) from
       other subaccounts.....   (347,099)    736,893
                              ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  4,818,822   9,733,396
                              ----------  ----------
Increase (decrease) in
  net assets.................  5,958,469  12,126,811
Net assets at beginning
  of year.................... 31,124,729  18,997,918
                              ----------  ----------
Net assets at end of year.... 37,083,198  31,124,729
                              ==========  ==========
Change in units (note 5):
   Units purchased...........  1,058,555   1,551,175
   Units redeemed............   (550,620)   (491,525)
                              ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    507,935   1,059,650
                              ==========  ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                       GE Investments Funds, Inc. (continued)
                              ----------------------------------------------------------------------------------------
                                 Small-Cap Value          Total Return           U.S. Equity          Value Equity
                                   Equity Fund                Fund                  Fund                  Fund
                              ---------------------  ---------------------  --------------------  --------------------
                                    Year ended             Year ended            Year ended            Year ended
                                   December 31,           December 31,          December 31,          December 31,
                              ---------------------  ---------------------  --------------------  --------------------
                                 2005        2004       2005        2004       2005       2004       2005       2004
                              ----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (21,893)   181,569     104,077     37,901    (12,050)    (3,551)    (5,204)    (4,552)
   Net realized gain
     (loss) on
     investments.............    112,771    125,059      75,772     19,756     17,341     (4,508)    43,124     22,876
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    176,613    143,964      66,147    392,262     23,095    232,188     (1,198)   100,707
   Capital gain
     distribution............    120,430     90,975     326,076     84,994         --         --      7,013         --
                              ----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    387,921    541,567     572,072    534,913     28,386    224,129     43,735    119,031
                              ----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    700,363    663,971  10,754,896  5,008,497    310,467    124,787    292,170    231,928
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........    (97,134)   (70,707)    (66,587)        --     (2,214)   (35,487)        --    (24,735)
     Surrenders..............   (215,629)  (275,460)   (701,453)  (152,672)  (249,655)  (208,684)   (54,902)   (81,135)
     Administrative
       expenses (note 4a)....     (1,879)      (628)    (11,011)    (1,329)    (2,127)    (2,817)      (560)      (406)
     Transfers (to) from
       the Guarantee
       Account...............    140,954    225,121   1,265,405  1,240,359     71,959     71,518     24,228    125,814
     Transfers (to) from
       other subaccounts.....   (107,283)  (228,222)  1,135,225    733,461   (818,156)   (37,091)   (99,267)    12,549
                              ----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    419,392    314,075  12,376,475  6,828,316   (689,726)   (87,774)   161,669    264,015
                              ----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................    807,313    855,642  12,948,547  7,363,229   (661,340)   136,355    205,404    383,046
Net assets at beginning
  of year....................  4,711,286  3,855,644   8,901,555  1,538,326  3,691,619  3,555,264  1,657,752  1,274,706
                              ----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year.... $5,518,599  4,711,286  21,850,102  8,901,555  3,030,279  3,691,619  1,863,156  1,657,752
                              ==========  =========  ==========  =========  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........     83,535    107,131   1,293,937    671,447     54,987     51,088     43,939     49,616
   Units redeemed............    (51,010)   (78,796)   (211,219)   (73,530)  (112,231)   (58,020)   (27,570)   (22,176)
                              ----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     32,525     28,335   1,082,718    597,917    (57,244)    (6,932)    16,369     27,440
                              ==========  =========  ==========  =========  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Goldman Sachs Variable Insurance Trust         Greenwich Street Series Fund
                              ---------------------------------------------   ---------------------------
                                                                              Salomon Brothers
                                 Goldman Sachs            Goldman Sachs       Variable Aggressive Growth
                              Growth and Income Fund   Mid Cap Value Fund     Fund -- Class II
                              ---------------------   ----------------------  ---------------------------
                              Year ended December 31, Year ended December 31, Year ended December 31,
                              ---------------------   ----------------------  ---------------------------
                                2005         2004        2005        2004       2005           2004
                               --------    --------   ---------   ---------      -------       -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,343          706      34,859      51,585    (4,932)        (1,799)
   Net realized gain
     (loss) on
     investments.............    4,363       11,686      90,400      92,977     2,878          2,977
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    7,267       59,906     (70,355)    141,283    35,437         11,212
   Capital gain
     distribution............       --           --     162,765      97,118        --             --
                               --------    --------   ---------   ---------      -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........   12,973       72,298     217,669     382,963    33,383         12,390
                               --------    --------   ---------   ---------      -------       -------
From capital
  transactions:
   Net premiums..............       --           --     151,771       3,120   133,009        129,895
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --           --          --      (8,440)       --             --
     Surrenders..............   (5,469)    (121,758)   (222,227)   (164,795)   (6,997)       (16,305)
     Administrative
       expenses (note 4a)....     (252)        (220)       (788)       (700)     (332)           (45)
     Transfers (to) from
       the Guarantee
       Account...............       (1)       1,336      40,080      (6,521)    6,094         30,758
     Transfers (to) from
       other subaccounts.....   12,740       94,475     227,233     (12,074)   28,330         13,732
                               --------    --------   ---------   ---------      -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    7,018      (26,167)    196,069    (189,410)  160,104        158,035
                               --------    --------   ---------   ---------      -------       -------
Increase (decrease) in
  net assets.................   19,991       46,131     413,738     193,553   193,487        170,425
Net assets at beginning
  of year....................  499,184      453,053   1,898,094   1,704,541   202,182         31,757
                               --------    --------   ---------   ---------      -------       -------
Net assets at end of year.... $519,175      499,184   2,311,832   1,898,094   395,669        202,182
                               ========    ========   =========   =========      =======       =======
Change in units (note 5):
   Units purchased...........    2,690       10,676      36,375       8,844    17,668         16,883
   Units redeemed............   (1,980)     (13,682)    (13,558)    (19,844)   (5,258)        (4,236)
                               --------    --------   ---------   ---------      -------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      710       (3,006)     22,817     (11,000)   12,410         12,647
                               ========    ========   =========   =========      =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                               Janus Aspen Series
                              ---------------------------------------------------------------------------------------
                                                                                Flexible Bond
                                                                                Portfolio --
                              Balanced Portfolio --   Balanced Portfolio --     Institutional    Forty Portfolio --
                               Institutional Shares      Service Shares            Shares       Institutional Shares
                              ---------------------   ----------------------  ----------------  ----------------------
                                                                                 Year ended
                              Year ended December 31, Year ended December 31,   December 31,    Year ended December 31,
                              ---------------------   ----------------------  ----------------  ----------------------
                                 2005         2004       2005        2004       2005     2004      2005        2004
                              ----------   ---------  ---------   ---------   -------  -------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   36,042      39,497     25,809      36,172    15,022   17,370    (45,443)    (41,060)
   Net realized gain
     (loss) on
     investments.............      4,852     (46,329)    94,829      49,182    (1,600)   1,503    (36,924)   (108,183)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    220,496     337,477    209,148     251,307   (22,657) (12,121)   494,389     705,506
   Capital gain
     distribution............         --          --         --          --    11,377    3,161         --          --
                              ----------   ---------  ---------   ---------   -------  -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    261,390     330,645    329,786     336,661     2,142    9,913    412,022     556,263
                              ----------   ---------  ---------   ---------   -------  -------  ---------   ---------
From capital
  transactions:
   Net premiums..............     17,942      24,936    439,483     631,628        --       --        499      16,028
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........         --     (22,557)    (6,972)    (60,941)    7,573       --    (21,270)    (19,104)
     Surrenders..............   (654,851)   (480,159)  (264,583)   (323,535)  (30,523) (25,980)  (359,582)   (170,225)
     Administrative
       expenses (note 4a)....     (2,944)     (3,194)    (2,236)     (1,865)     (141)    (173)    (2,500)     (2,592)
     Transfers (to) from
       the Guarantee
       Account...............      2,008       2,793    118,982     304,620    (1,932) (13,949)   (17,439)        300
     Transfers (to) from
       other subaccounts.....   (343,806)    (74,130)  (428,093)     12,255    (5,175)   1,055    (19,748)    (16,907)
                              ----------   ---------  ---------   ---------   -------  -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (981,651)   (552,311)  (143,419)    562,162   (30,198) (39,047)  (420,040)   (192,500)
                              ----------   ---------  ---------   ---------   -------  -------  ---------   ---------
Increase (decrease) in
  net assets.................   (720,261)   (221,666)   186,367     898,823   (28,056) (29,134)    (8,018)    363,763
Net assets at beginning
  of year....................  4,915,628   5,137,294  5,667,345   4,768,522   391,495  420,629  3,836,326   3,472,563
                              ----------   ---------  ---------   ---------   -------  -------  ---------   ---------
Net assets at end of year.... $4,195,367   4,915,628  5,853,712   5,667,345   363,439  391,495  3,828,308   3,836,326
                              ==========   =========  =========   =========   =======  =======  =========   =========
Change in units (note 5):
   Units purchased...........     23,395      18,735     63,741     129,102     1,697      509      6,791      12,042
   Units redeemed............    (92,679)    (60,136)   (76,012)    (75,022)   (3,954)  (3,491)   (36,001)    (27,592)
                              ----------   ---------  ---------   ---------   -------  -------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (69,284)    (41,401)   (12,271)     54,080    (2,257)  (2,982)   (29,210)    (15,550)
                              ==========   =========  =========   =========   =======  =======  =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                                 Global Life Sciences Global Technology    International Growth
                              Forty Portfolio -- Portfolio -- Service Portfolio -- Service Portfolio -- Institutional
                                Service Shares        Shares               Shares                 Shares
                              -----------------  -------------------  -------------------  -------------------------
                                  Year ended        Year ended           Year ended             Year ended
                                 December 31,      December 31,         December 31,           December 31,
                              -----------------  -------------------  -------------------  -------------------------
                                2005      2004     2005       2004      2005      2004        2005          2004
                              --------  -------   -------   -------    -------    ------    ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (8,655)  (5,790)  (2,592)    (2,627)   (1,151)   (1,278)      (3,253)       (6,811)
   Net realized gain
     (loss) on
     investments.............   33,622    3,625    3,217      4,916     1,422        93      (28,583)      (54,196)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   40,116   66,135   15,704     17,338     6,018       487      452,691       280,240
   Capital gain
     distribution............       --       --       --         --        --        --           --            --
                              --------  -------   -------   -------    -------    ------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   65,083   63,970   16,329     19,627     6,289      (698)     420,855       219,233
                              --------  -------   -------   -------    -------    ------    ---------     ---------
From capital
  transactions:
   Net premiums..............   44,094  122,325       --        521       143       390        3,338         2,525
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........   (3,375)      --       --         --        --        --      (74,834)       (5,931)
     Surrenders..............  (32,912)  (8,863)  (3,204)    (9,457)   (4,477)   (7,939)     (64,833)      (51,541)
     Administrative
       expenses (note 4a)....     (411)     (99)     (29)       (31)      (31)      (31)      (1,142)       (1,184)
     Transfers (to) from
       the Guarantee
       Account...............   54,686   59,130    2,648        133         1    10,667       (8,341)       (6,589)
     Transfers (to) from
       other subaccounts.....   (3,979)  31,783   (2,644)   (24,661)  (13,833)    2,341        8,939        (7,044)
                              --------  -------   -------   -------    -------    ------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   58,103  204,276   (3,229)   (33,495)  (18,197)    5,428     (136,873)      (69,764)
                              --------  -------   -------   -------    -------    ------    ---------     ---------
Increase (decrease) in
  net assets.................  123,186  268,246   13,100    (13,868)  (11,908)    4,730      283,982       149,469
Net assets at beginning
  of year....................  503,644  235,398  157,724    171,592    83,315    78,585    1,489,169     1,339,700
                              --------  -------   -------   -------    -------    ------    ---------     ---------
Net assets at end of year.... $626,830  503,644  170,824    157,724    71,407    83,315    1,773,151     1,489,169
                              ========  =======   =======   =======    =======    ======    =========     =========
Change in units (note 5):
   Units purchased...........   32,571   27,918    1,179        315        32     1,960        5,827         4,543
   Units redeemed............  (26,135)  (4,532)  (1,507)    (3,875)   (2,285)   (1,611)     (16,650)      (11,439)
                              --------  -------   -------   -------    -------    ------    ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    6,436   23,386     (328)    (3,560)   (2,253)      349      (10,823)       (6,896)
                              ========  =======   =======   =======    =======    ======    =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series (continued)
                              -------------------------------------------------------------------------------------------
                              International Growth      Large Cap Growth      Large Cap Growth           Mid Cap Growth
                                 Portfolio --             Portfolio --          Portfolio --              Portfolio --
                                Service Shares        Institutional Shares     Service Shares         Institutional Shares
                              -------------------     ----------------------  ----------------------  ----------------------
                              Year ended December 31, Year ended December 31, Year ended December 31, Year ended December 31,
                              -------------------     ----------------------  ----------------------  ----------------------
                                2005          2004       2005        2004       2005        2004         2005        2004
                              --------      -------   ---------   ---------    -------     -------    ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (4,048)      (4,550)    (21,658)    (27,444)   (4,816)     (5,463)      (45,058)    (43,103)
   Net realized gain
     (loss) on
     investments.............   20,142       56,172     (94,338)   (152,759)    5,265       3,008      (282,483)   (386,179)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  212,367       69,828     170,286     236,516     7,331      11,115       655,639     974,657
   Capital gain
     distribution............       --           --          --          --        --          --            --          --
                              --------      -------   ---------   ---------    -------     -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........  228,461      121,450      54,290      56,313     7,780       8,660       328,098     545,375
                              --------      -------   ---------   ---------    -------     -------    ---------   ---------
From capital
  transactions:
   Net premiums..............       --      201,788       4,899       3,222       143         130         5,129      10,030
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........   (4,514)      (8,115)     (8,035)    (12,050)       --          --       (11,496)    (53,752)
     Surrenders..............  (33,813)     (31,291)   (136,949)   (133,381)  (12,010)    (17,651)     (280,428)   (209,662)
     Administrative
       expenses (note 4a)....     (360)        (140)     (1,303)     (1,511)      (55)        (80)       (2,687)     (2,706)
     Transfers (to) from
       the Guarantee
       Account...............        8       71,943      (1,695)    (14,604)   (8,698)     (1,558)      (10,407)       (573)
     Transfers (to) from
       other subaccounts.....  (40,724)     (70,708)    (36,969)     (6,583)  (12,916)      2,056       (50,158)    (45,592)
                              --------      -------   ---------   ---------    -------     -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (79,403)     163,477    (180,052)   (164,907)  (33,536)    (17,103)     (350,047)   (302,255)
                              --------      -------   ---------   ---------    -------     -------    ---------   ---------
Increase (decrease) in
  net assets.................  149,058      284,927    (125,762)   (108,594)  (25,756)     (8,443)      (21,949)    243,120
Net assets at beginning
  of year....................  825,806      540,879   2,124,530   2,233,124   361,143     369,586     3,284,253   3,041,133
                              --------      -------   ---------   ---------    -------     -------    ---------   ---------
Net assets at end of year.... $974,864      825,806   1,998,768   2,124,530   335,387     361,143     3,262,304   3,284,253
                              ========      =======   =========   =========    =======     =======    =========   =========
Change in units (note 5):
   Units purchased...........    1,524       75,801       3,659      13,469       446         622         3,535       6,299
   Units redeemed............   (8,507)     (56,539)    (22,475)    (31,758)   (4,179)     (2,651)      (32,713)    (35,339)
                              --------      -------   ---------   ---------    -------     -------    ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (6,983)      19,262     (18,816)    (18,289)   (3,733)     (2,029)      (29,178)    (29,040)
                              ========      =======   =========   =========    =======     =======    =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Janus Aspen Series (continued)                         J.P. Morgan Series Trust II
                              -------------------------------------------------------------------  --------------------------
                                Mid Cap Growth       Worldwide Growth         Worldwide Growth
                              Portfolio -- Service Portfolio -- Institutional Portfolio -- Service
                                    Shares                Shares                   Shares             Bond Portfolio
                              -------------------  -------------------------  -------------------  --------------------------
                                  Year ended            Year ended               Year ended             Year ended
                                 December 31,          December 31,             December 31,           December 31,
                              -------------------  -------------------------  -------------------  --------------------------
                                2005       2004       2005          2004        2005       2004       2005          2004
                              --------   -------    ---------     ---------    -------   -------    ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (4,817)   (4,874)       (562)       (7,859)    (2,017)    (4,742)     42,947        12,617
   Net realized gain
     (loss) on
     investments.............    9,074     9,809    (118,314)     (110,002)    12,979      9,112      (2,240)       (1,133)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,871    51,206     201,455       182,203     15,693     12,362     (26,310)       10,985
   Capital gain
     distribution............       --        --          --            --         --         --       1,271         4,917
                              --------   -------    ---------     ---------    -------   -------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   28,128    56,141      82,579        64,342     26,655     16,732      15,668        27,386
                              --------   -------    ---------     ---------    -------   -------    ---------     ---------
From capital
  transactions:
   Net premiums..............    4,002     6,850       3,374        12,351      6,243      1,557     388,124       562,586
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........   (1,724)   (1,862)     (7,922)       (7,535)        --         --          --            --
     Surrenders..............   (5,729)   (4,222)   (143,639)      (82,294)   (51,339)   (68,795)    (57,480)      (27,557)
     Administrative
       expenses (note 4a)....      (45)      (45)     (1,370)       (1,496)       (95)      (105)     (1,132)         (127)
     Transfers (to) from
       the Guarantee
       Account...............    5,563    11,635      (7,166)          940      5,766      6,085     145,001       375,836
     Transfers (to) from
       other subaccounts.....  (91,258)   60,683     (19,388)      (16,507)    59,720    (21,521)    120,007         1,577
                              --------   -------    ---------     ---------    -------   -------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (89,191)   73,039    (176,111)      (94,541)    20,295    (82,779)    594,520       912,315
                              --------   -------    ---------     ---------    -------   -------    ---------     ---------
Increase (decrease) in
  net assets.................  (61,063)  129,180     (93,532)      (30,199)    46,950    (66,047)    610,188       939,701
Net assets at beginning
  of year....................  395,185   266,005   2,030,301     2,060,500    674,931    740,978   1,270,771       331,070
                              --------   -------    ---------     ---------    -------   -------    ---------     ---------
Net assets at end of year.... $334,122   395,185   1,936,769     2,030,301    721,881    674,931   1,880,959     1,270,771
                              ========   =======    =========     =========    =======   =======    =========     =========
Change in units (note 5):
   Units purchased...........    1,109    40,619       6,382         8,728     14,211      4,811      79,335       101,224
   Units redeemed............  (11,550)  (31,961)    (24,827)      (19,155)   (12,179)   (14,835)    (24,268)      (13,952)
                              --------   -------    ---------     ---------    -------   -------    ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  (10,441)    8,658     (18,445)      (10,427)     2,032    (10,024)     55,067        87,272
                              ========   =======    =========     =========    =======   =======    =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                J.P. Morgan Series Trust II (continued)
                              ---------------------------------------------------------------------------------
                              International Equity                           Small Company   U.S. Large Cap Core
                                  Portfolio        Mid Cap Value Portfolio     Portfolio     Equity Portfolio
                              -------------------  ----------------------  ----------------  ------------------
                                  Year ended                                  Year ended        Year ended
                                 December 31,      Year ended December 31,   December 31,      December 31,
                              -------------------  ----------------------  ----------------  ------------------
                                2005       2004       2005        2004       2005     2004     2005      2004
                              --------   -------   ---------   ---------   -------  -------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,244)     (477)    (16,880)    (14,555)   (6,156)  (3,243)    (787)     (996)
   Net realized gain
     (loss) on
     investments.............    4,885       104      67,929      34,219     8,877    4,170    1,009       238
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   10,863     8,512     122,094     256,713   (37,723)  57,645     (202)   10,747
   Capital gain
     distribution............       --        --      13,212       1,416    45,137       --       --        --
                              --------   -------   ---------   ---------   -------  -------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   14,504     8,139     186,355     277,793    10,135   58,572       20     9,989
                              --------   -------   ---------   ---------   -------  -------  -------   -------
From capital
  transactions:
   Net premiums..............   28,079    47,235     582,508     805,200    95,496  147,582    7,524    83,574
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --        --          --          --        --       --       --        --
     Surrenders..............   (1,910)      (56)   (112,735)    (25,333)  (29,593)  (7,331)  (2,155)   (2,974)
     Administrative
       expenses (note 4a)....      (25)       (5)     (1,350)       (182)     (151)     (46)     (55)      (34)
     Transfers (to) from
       the Guarantee
       Account...............   (4,186)   24,476     288,339     224,098     9,936   60,665    7,258    23,541
     Transfers (to) from
       other subaccounts.....   31,560    (1,688)    (44,352)     68,207     3,923    1,061      542     1,165
                              --------   -------   ---------   ---------   -------  -------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   53,518    69,962     712,410   1,071,990    79,611  201,931   13,114   105,272
                              --------   -------   ---------   ---------   -------  -------  -------   -------
Increase (decrease) in
  net assets.................   68,022    78,101     898,765   1,349,783    89,746  260,503   13,134   115,261
Net assets at beginning
  of year....................  102,804    24,703   2,191,495     841,712   356,889   96,386  169,425    54,164
                              --------   -------   ---------   ---------   -------  -------  -------   -------
Net assets at end of year.... $170,826   102,804   3,090,260   2,191,495   446,635  356,889  182,559   169,425
                              ========   =======   =========   =========   =======  =======  =======   =======
Change in units (note 5):
   Units purchased...........    8,391     4,971      70,375      93,178     9,850   17,397    2,015    15,092
   Units redeemed............   (4,789)      (21)    (26,157)    (16,166)   (4,769)  (2,708)    (994)   (6,749)
                              --------   -------   ---------   ---------   -------  -------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    3,602     4,950      44,218      77,012     5,081   14,689    1,021     8,343
                              ========   =======   =========   =========   =======  =======  =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                        MFS(R) Variable Insurance Trust
                              ---------------------------------------------------------------------------------------------
                              MFS(R) Investors Growth MFS(R) Investors Trust  MFS(R) New Discovery    MFS(R) Strategic Income
                              Stock Series -- Service Series -- Service Class   Series -- Service     Series -- Service
                                   Class Shares              Shares               Class Shares          Class Shares
                              ---------------------   ----------------------  ----------------------  ----------------------
                              Year ended December 31, Year ended December 31, Year ended December 31, Year ended December 31,
                              ---------------------   ----------------------  ----------------------  ----------------------
                                 2005         2004       2005        2004        2005        2004       2005        2004
                              ----------   ---------  ---------   ---------   ---------   ---------    -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (30,956)    (26,207)   (40,737)    (22,068)    (15,091)    (13,348)   14,176       3,815
   Net realized gain
     (loss) on
     investments.............     51,002      28,143     44,932      21,920      14,964       9,668       377        (670)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     44,562     139,073    193,428     216,248      35,211      46,706   (14,665)      8,475
   Capital gain
     distribution............         --          --         --          --          --          --     1,123          --
                              ----------   ---------  ---------   ---------   ---------   ---------    -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........     64,608     141,009    197,623     216,100      35,084      43,026     1,011      11,620
                              ----------   ---------  ---------   ---------   ---------   ---------    -------     -------
From capital
  transactions:
   Net premiums..............    328,007     403,542    656,303     457,569      61,833     238,143   148,717      73,521
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........     (6,896)    (33,873)    (7,219)    (21,659)        (40)         --        --          --
     Surrenders..............    (87,169)    (44,760)  (117,801)    (92,410)    (26,362)    (74,823)  (11,343)     (1,728)
     Administrative
       expenses (note 4a)....       (796)       (293)    (1,627)       (531)       (496)       (268)     (158)        (31)
     Transfers (to) from
       the Guarantee
       Account...............    107,261     155,494    144,280     714,075      30,231      98,880   148,384      58,890
     Transfers (to) from
       other subaccounts.....    (88,320)     86,682    277,697     182,140     (77,285)    (23,840)   41,177       3,559
                              ----------   ---------  ---------   ---------   ---------   ---------    -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    252,087     566,792    951,633   1,239,184     (12,119)    238,092   326,777     134,211
                              ----------   ---------  ---------   ---------   ---------   ---------    -------     -------
Increase (decrease) in
  net assets.................    316,695     707,801  1,149,256   1,455,284      22,965     281,118   327,788     145,831
Net assets at beginning
  of year....................  2,076,786   1,368,985  2,680,194   1,224,910   1,000,002     718,884   235,799      89,968
                              ----------   ---------  ---------   ---------   ---------   ---------    -------     -------
Net assets at end of year.... $2,393,481   2,076,786  3,829,450   2,680,194   1,022,967   1,000,002   563,587     235,799
                              ==========   =========  =========   =========   =========   =========    =======     =======
Change in units (note 5):
   Units purchased...........     79,363     118,344    141,778     176,562      13,956      48,918    30,327      13,738
   Units redeemed............    (48,394)    (49,367)   (38,704)    (39,969)    (14,935)    (20,618)   (2,541)     (1,820)
                              ----------   ---------  ---------   ---------   ---------   ---------    -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     30,969      68,977    103,074     136,593        (979)     28,300    27,786      11,918
                              ==========   =========  =========   =========   =========   =========    =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              MFS(R) Variable Insurance Trust (continued)           Nations Separate Account Trust
                              ----------------------------------------------  --------------------------------------------------
                                  MFS(R) Total
                                Return Series --   MFS(R) Utilities Series --    Nations Marsico    Nations Marsico International
                              Service Class Shares  Service Class Shares        Growth Portfolio    Opportunities Portfolio
                              -------------------  -------------------------  --------------------  ----------------------------
                                   Year ended           Year ended                 Year ended            Year ended
                                  December 31,         December 31,               December 31,          December 31,
                              -------------------  -------------------------  --------------------  ----------------------------
                                 2005       2004      2005          2004         2005       2004       2005           2004
                              ----------  -------   ---------     ---------   ---------  ---------    ---------      ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (1,281)  (2,401)   (17,616)       (3,740)     (39,069)   (17,951)   (13,953)       (12,946)
   Net realized gain
     (loss) on
     investments.............      6,886    3,038     81,882        39,633       50,070      6,038     71,147         17,779
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (18,026)  49,460    151,152       214,126      183,571    192,671    507,674        223,531
   Capital gain
     distribution............     27,181       --         --            --           --         --     35,605          3,394
                              ----------  -------   ---------     ---------   ---------  ---------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........     14,760   50,097    215,418       250,019      194,572    180,758    600,473        231,758
                              ----------  -------   ---------     ---------   ---------  ---------    ---------      ---------
From capital
  transactions:
   Net premiums..............  2,908,623  337,580    337,105       278,583    1,138,270    757,489  1,010,347        798,109
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........         --       --         --        (6,584)     (33,968)        --    (26,526)            --
     Surrenders..............    (42,676)  (7,867)   (78,069)      (31,584)     (53,401)   (42,605)   (65,563)       (38,731)
     Administrative
       expenses (note 4a)....       (577)     (21)      (596)         (266)        (795)      (126)    (1,320)           (94)
     Transfers (to) from
       the Guarantee
       Account...............    281,846   90,354    154,853        55,113      101,170    144,500    136,006        137,491
     Transfers (to) from
       other subaccounts.....    130,735   (6,424)   126,852       106,116      172,920    177,342     21,031        373,566
                              ----------  -------   ---------     ---------   ---------  ---------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  3,277,951  413,622    540,145       401,378    1,324,196  1,036,600  1,073,975      1,270,341
                              ----------  -------   ---------     ---------   ---------  ---------    ---------      ---------
Increase (decrease) in
  net assets.................  3,292,711  463,719    755,563       651,397    1,518,768  1,217,358  1,674,448      1,502,099
Net assets at beginning
  of year....................    668,111  204,392  1,254,012       602,615    1,822,415    605,057  2,229,941        727,842
                              ----------  -------   ---------     ---------   ---------  ---------    ---------      ---------
Net assets at end of year.... $3,960,822  668,111  2,009,575     1,254,012    3,341,183  1,822,415  3,904,389      2,229,941
                              ==========  =======   =========     =========   =========  =========    =========      =========
Change in units (note 5):
   Units purchased...........    342,652   43,376     67,297        57,011      132,784     97,518    111,781        112,012
   Units redeemed............    (31,829)  (7,815)   (26,862)      (20,278)     (31,691)   (11,349)   (39,255)       (19,248)
                              ----------  -------   ---------     ---------   ---------  ---------    ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    310,823   35,561     40,435        36,733      101,093     86,169     72,526         92,764
                              ==========  =======   =========     =========   =========  =========    =========      =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Old Mutual Insurance Company, Inc.       Oppenheimer Variable Account Funds
                              ---------------------------------------   -----------------------------------------
                                                                            Oppenheimer     Oppenheimer Aggressive
                              Old Mutual Growth II Old Mutual Large Cap  Aggressive Growth  Growth Fund/VA --
                                   Portfolio        Growth Portfolio          Fund/VA        Service Shares
                              ------------------   -------------------  ------------------  ---------------------
                                  Year ended           Year ended           Year ended         Year ended
                                 December 31,         December 31,         December 31,       December 31,
                              ------------------   -------------------  ------------------  ---------------------
                                2005       2004      2005       2004      2005      2004      2005        2004
                              --------   --------  --------   -------   --------  --------   -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,860)    (4,171)   (8,431)   (9,753)   (12,256)  (12,829)  (3,578)     (2,291)
   Net realized gain
     (loss) on
     investments.............  (56,528)  (103,440)  (67,817)  (49,295)  (132,590) (107,777)   1,059        (676)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   85,541    123,521    89,053   107,379    231,219   271,376   27,029      27,960
   Capital gain
     distribution............       --         --        --        --         --        --       --          --
                              --------   --------  --------   -------   --------  --------   -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........   25,153     15,910    12,805    48,331     86,373   150,770   24,510      24,993
                              --------   --------  --------   -------   --------  --------   -------     -------
From capital
  transactions:
   Net premiums..............       --         25        --        38     14,667    25,753   23,287      59,501
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --    (45,354)  (95,172)       --   (114,208)       68       --          --
     Surrenders..............  (46,156)   (19,958)  (38,958)  (34,488)  (118,139)  (89,047)  (1,890)     (4,444)
     Administrative
       expenses (note 4a)....     (421)      (433)     (526)     (580)    (1,001)   (1,001)    (110)        (48)
     Transfers (to) from
       the Guarantee
       Account...............      295      1,635       938    (4,243)   (11,980)  (26,446)  23,506      18,708
     Transfers (to) from
       other subaccounts.....        5      2,895    (8,631)  (19,485)    (3,876)   19,964   11,753       1,905
                              --------   --------  --------   -------   --------  --------   -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (46,277)   (61,190) (142,349)  (58,758)  (234,537)  (70,709)  56,546      75,622
                              --------   --------  --------   -------   --------  --------   -------     -------
Increase (decrease) in
  net assets.................  (21,124)   (45,280) (129,544)  (10,427)  (148,164)   80,061   81,056     100,615
Net assets at beginning
  of year....................  293,338    338,618   703,080   713,507    966,789   886,728  191,809      91,194
                              --------   --------  --------   -------   --------  --------   -------     -------
Net assets at end of year.... $272,214    293,338   573,536   703,080    818,625   966,789  272,865     191,809
                              ========   ========  ========   =======   ========  ========   =======     =======
Change in units (note 5):
   Units purchased...........      592      2,420     1,743     2,980      2,752     5,800    4,565       7,447
   Units redeemed............   (5,892)    (9,745)  (14,469)   (8,460)   (23,429)  (13,152)    (622)     (1,200)
                              --------   --------  --------   -------   --------  --------   -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (5,300)    (7,325)  (12,726)   (5,480)   (20,677)   (7,352)   3,943       6,247
                              ========   ========  ========   =======   ========  ========   =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                   Oppenheimer Variable Account Funds (continued)
                              -------------------------------------------------------------------------------------------
                                                                                                    Oppenheimer Capital
                              Oppenheimer Balanced   Oppenheimer Balanced     Oppenheimer Capital  Appreciation Fund/VA --
                                   Fund/VA         Fund/VA -- Service Shares Appreciation Fund/VA     Service Shares
                              -------------------  ------------------------  --------------------  ----------------------
                                                                Period from
                                  Year ended                     April 30,        Year ended            Year ended
                                 December 31,       Year ended    2004 to        December 31,          December 31,
                              -------------------  December 31, December 31, --------------------  ----------------------
                                2005       2004        2005         2004        2005       2004       2005        2004
                              --------   -------   ------------ ------------ ---------  ---------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,066    (3,156)      (3,205)       (828)      (5,805)   (15,272)   (38,948)    (34,574)
   Net realized gain
     (loss) on
     investments.............    5,378     3,185        1,790         789       (7,043)   (78,149)    48,370      13,950
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (18,442)   72,096        6,025      12,901       55,214    151,919    157,176     212,854
   Capital gain
     distribution............   31,975        --       14,858          --           --         --         --          --
                              --------   -------    ---------     -------    ---------  ---------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........   21,977    72,125       19,468      12,862       42,366     58,498    166,598     192,230
                              --------   -------    ---------     -------    ---------  ---------  ---------   ---------
From capital
  transactions:
   Net premiums..............    1,372       280      596,772     116,065          699        334    777,680   1,182,087
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --       160           --          --           --     (7,056)        --     (10,445)
     Surrenders..............  (43,967)  (48,660)     (19,249)         --      (59,678)  (355,215)  (158,061)    (88,109)
     Administrative
       expenses (note 4a)....     (535)     (513)        (178)         --       (1,287)    (1,351)    (3,013)       (386)
     Transfers (to) from
       the Guarantee
       Account...............   12,914     8,009      282,079      74,102          849     80,484    314,606   1,309,411
     Transfers (to) from
       other subaccounts.....     (117)    7,132      165,437      28,759      (37,085)    23,977    (57,479)    334,935
                              --------   -------    ---------     -------    ---------  ---------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (30,333)  (33,592)   1,024,861     218,926      (96,502)  (258,827)   873,733   2,727,493
                              --------   -------    ---------     -------    ---------  ---------  ---------   ---------
Increase (decrease) in
  net assets.................   (8,356)   38,533    1,044,329     231,788      (54,136)  (200,329) 1,040,331   2,919,723
Net assets at beginning
  of year....................  902,959   864,426      231,788          --    1,253,868  1,454,197  3,891,639     971,916
                              --------   -------    ---------     -------    ---------  ---------  ---------   ---------
Net assets at end of year.... $894,603   902,959    1,276,117     231,788    1,199,732  1,253,868  4,931,970   3,891,639
                              ========   =======    =========     =======    =========  =========  =========   =========
Change in units (note 5):
   Units purchased...........    1,612     2,868      104,628      23,505        4,426     25,424    128,087     239,236
   Units redeemed............   (3,780)   (5,447)      (9,197)     (2,323)     (12,330)   (48,425)   (61,135)    (21,697)
                              --------   -------    ---------     -------    ---------  ---------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (2,168)   (2,579)      95,431      21,182       (7,904)   (23,001)    66,952     217,539
                              ========   =======    =========     =======    =========  =========  =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                      Oppenheimer Variable Account Funds (continued)
                              --------------------------------------------------------------
                                                          Oppenheimer
                                   Oppenheimer         Global Securities      Oppenheimer
                                    Core Bond             Fund/VA --          High Income
                                     Fund/VA            Service Shares          Fund/VA
                              ---------------------  --------------------  -----------------
                                    Year ended            Year ended           Year ended
                                   December 31,          December 31,         December 31,
                              ---------------------  --------------------  -----------------
                                 2005        2004       2005       2004      2005     2004
                              ----------  ---------  ---------  ---------  -------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   70,119     65,234    (34,374)   (14,221)  29,872    32,689
   Net realized gain
     (loss) on
     investments.............      2,267      7,564    154,231     68,088   (2,166)   (3,291)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (52,051)     3,840    455,006    399,523  (24,082)   12,826
   Capital gain
     distribution............         --         --         --         --       --        --
                              ----------  ---------  ---------  ---------  -------  --------
       Increase
         (decrease) in
         net assets from
         operations..........     20,335     76,638    574,863    453,390    3,624    42,224
                              ----------  ---------  ---------  ---------  -------  --------
From capital
  transactions:
   Net premiums..............        400         --  1,137,237    662,749      230     1,305
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York:
     Death benefits..........     (3,010)    (1,495)    (9,032)    (6,174)  (2,753)   (3,424)
     Surrenders..............   (166,890)  (133,400)  (172,241)   (83,267) (65,433)  (39,101)
     Administrative
       expenses (note 4a)....     (1,310)    (1,524)    (1,707)      (732)    (328)     (403)
     Transfers (to) from
       the Guarantee
       Account...............        745    (37,317)   298,798    378,277  (16,034)  (35,603)
     Transfers (to) from
       other subaccounts.....   (139,850)   (52,211)   353,438     54,414   (1,290)  (28,225)
                              ----------  ---------  ---------  ---------  -------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (309,915)  (225,947) 1,606,493  1,005,267  (85,608) (105,451)
                              ----------  ---------  ---------  ---------  -------  --------
Increase (decrease) in
  net assets.................   (289,580)  (149,309) 2,181,356  1,458,657  (81,984)  (63,227)
Net assets at beginning
  of year....................  1,922,635  2,071,944  3,373,213  1,914,556  605,301   668,528
                              ----------  ---------  ---------  ---------  -------  --------
Net assets at end of year.... $1,633,055  1,922,635  5,554,569  3,373,213  523,317   605,301
                              ==========  =========  =========  =========  =======  ========
Change in units (note 5):
   Units purchased...........      5,374      8,958    193,242    129,747    3,550     3,068
   Units redeemed............    (29,149)   (26,825)   (63,446)   (35,554) (10,950)  (12,723)
                              ----------  ---------  ---------  ---------  -------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (23,775)   (17,867)   129,796     94,193   (7,400)   (9,655)
                              ==========  =========  =========  =========  =======  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Oppenheimer Variable Account Funds (continued) PIMCO Variable Insurance Trust
                              -------------------------------------------    ----------------------------------
                                                            Oppenheimer                   Foreign Bond Portfolio
                                   Oppenheimer              Main Street       All Asset     (U.S. Dollar
                                   Main Street               Small Cap       Portfolio --    Hedged) --
                                    Fund/VA --              Fund/VA --         Advisor      Administrative
                                  Service Shares          Service Shares     Class Shares   Class Shares
                              ---------------------    --------------------  ------------ ---------------------
                                                                             Period from
                                    Year ended              Year ended        April 29,      Year ended
                                   December 31,            December 31,        2005 to      December 31,
                              ---------------------    --------------------  December 31, ---------------------
                                 2005          2004       2005       2004        2005       2005        2004
                              ----------    ---------  ---------  ---------  ------------  -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (33,651)     (64,409)   (55,468)   (31,883)    12,789      2,492       2,049
   Net realized gain
     (loss) on
     investments.............    186,729      142,048     86,172     31,810        144        299         505
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    168,578      420,295    194,766    402,160     (3,129)     2,312         259
   Capital gain
     distribution............         --           --     83,506         --      1,277         --       1,325
                              ----------    ---------  ---------  ---------    -------     -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........    321,656      497,934    308,976    402,087     11,081      5,103       4,138
                              ----------    ---------  ---------  ---------    -------     -------     -------
From capital
  transactions:
   Net premiums..............    832,432    1,494,748  1,099,571    934,220    600,144        253       9,275
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........         --      (97,100)        --         --         --         --          --
     Surrenders..............   (458,360)    (397,189)  (141,678)   (44,665)    (1,216)    (3,821)     (7,759)
     Administrative
       expenses (note 4a)....     (3,557)      (1,778)    (1,386)      (301)        (9)       (28)        (29)
     Transfers (to) from
       the Guarantee
       Account...............    277,613      517,229    220,993    352,229      8,787      9,279      24,457
     Transfers (to) from
       other subaccounts.....   (281,531)    (204,107)   173,073     79,932     63,219      5,839     (70,060)
                              ----------    ---------  ---------  ---------    -------     -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    366,597    1,311,803  1,350,573  1,321,415    670,925     11,522     (44,116)
                              ----------    ---------  ---------  ---------    -------     -------     -------
Increase (decrease) in
  net assets.................    688,253    1,809,737  1,659,549  1,723,502    682,006     16,625     (39,978)
Net assets at beginning
  of year....................  7,646,651    5,836,914  2,958,483  1,234,981         --    137,631     177,609
                              ----------    ---------  ---------  ---------    -------     -------     -------
Net assets at end of year.... $8,334,904    7,646,651  4,618,032  2,958,483    682,006    154,256     137,631
                              ==========    =========  =========  =========    =======     =======     =======
Change in units (note 5):
   Units purchased...........    169,057      282,297    119,789    113,799     66,453      1,650       5,777
   Units redeemed............   (131,718)    (148,962)   (33,405)   (15,867)      (947)      (608)     (9,990)
                              ----------    ---------  ---------  ---------    -------     -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     37,339      133,335     86,384     97,932     65,506      1,042      (4,213)
                              ==========    =========  =========  =========    =======     =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 PIMCO Variable Insurance Trust (continued)
                              -----------------------------------------------------------------------------------------
                                                             Long-Term U.S.       Low Duration
                                                          Government Portfolio -- Portfolio -- Total Return Portfolio --
                              High Yield Portfolio --     Administrative Class      Advisor     Administrative Class
                              Administrative Class Shares        Shares           Class Shares         Shares
                              --------------------------  ----------------------  ------------ ------------------------
                                                                                  Period from
                                    Year ended                 Year ended          April 29,
                                   December 31,               December 31,          2005 to    Year ended December 31,
                              --------------------------  ----------------------  December 31, ------------------------
                                 2005           2004         2005        2004         2005        2005         2004
                               ----------     ---------   ---------   ---------   ------------ ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  221,439       169,399      237,056     166,767       5,782       607,862      154,312
   Net realized gain
     (loss) on
     investments.............     29,541        20,047       25,550     (11,812)        (66)       36,704       60,109
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (134,012)       69,771     (180,693)     69,067      (3,822)     (582,637)      96,205
   Capital gain
     distribution............         --            --      167,131     104,451         921       159,109      155,084
                               ----------     ---------   ---------   ---------     -------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........    116,968       259,217      249,044     328,473       2,815       221,038      465,710
                               ----------     ---------   ---------   ---------     -------    ----------   ----------
From capital
  transactions:
   Net premiums..............    774,660     1,363,673    1,031,746   1,559,217     577,214     4,497,858    5,801,664
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........    (56,215)      (35,554)     (26,442)    (23,903)         --       (66,542)    (144,078)
     Surrenders..............   (210,796)     (166,174)    (502,583)   (436,242)     (2,874)   (1,153,447)  (1,092,073)
     Administrative
       expenses (note 4a)....     (1,738)         (934)      (3,489)     (1,227)         --       (11,925)      (2,375)
     Transfers (to) from
       the Guarantee
       Account...............    183,502       416,144    1,156,908     801,546      55,219       396,837    1,452,714
     Transfers (to) from
       other subaccounts.....     70,337      (288,866)    (258,250)   (539,476)     74,473      (482,156)     114,033
                               ----------     ---------   ---------   ---------     -------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    759,750     1,288,289    1,397,890   1,359,915     704,032     3,180,625    6,129,885
                               ----------     ---------   ---------   ---------     -------    ----------   ----------
Increase (decrease) in
  net assets.................    876,718     1,547,506    1,646,934   1,688,388     706,847     3,401,663    6,595,595
Net assets at beginning
  of year....................  3,875,045     2,327,539    6,959,288   5,270,900          --    18,207,512   11,611,917
                               ----------     ---------   ---------   ---------     -------    ----------   ----------
Net assets at end of year.... $4,751,763     3,875,045    8,606,222   6,959,288     706,847    21,609,175   18,207,512
                               ==========     =========   =========   =========     =======    ==========   ==========
Change in units (note 5):
   Units purchased...........    127,060       190,463      232,408     236,411      72,345       593,427      775,184
   Units redeemed............    (66,119)      (81,039)    (122,734)   (129,335)     (1,545)     (317,458)    (251,281)
                               ----------     ---------   ---------   ---------     -------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     60,941       109,424      109,674     107,076      70,800       275,969      523,903
                               ==========     =========   =========   =========     =======    ==========   ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                     The Prudential Series Fund, Inc.        Rydex Variable Trust
                              ---------------------------------------------  -------------------
                               Jennison 20/20                     Natural
                                   Focus           Jennison      Resources
                                Portfolio --     Portfolio --   Portfolio --        OTC
                                  Class II     Class II Shares    Class II         Fund
                              ---------------  ---------------  ------------ -------------------
                                                                Period from
                                 Year ended       Year ended     April 29,      Year ended
                                December 31,     December 31,     2005 to      December 31,
                              ---------------  ---------------  December 31, -------------------
                                2005    2004     2005    2004       2005       2005       2004
                              -------  ------  -------  ------  ------------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (642)   (159)    (750) (1,152)      (882)   (14,778)    (7,935)
   Net realized gain
     (loss) on
     investments.............     348      26    4,563     155      6,283      2,525     38,663
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   8,270   1,448   (4,974)  6,334     25,558      5,484     39,939
   Capital gain
     distribution............      --      --       --      --         --         --         --
                              -------  ------  -------  ------    -------     -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   7,976   1,315   (1,161)  5,337     30,959     (6,769)    70,667
                              -------  ------  -------  ------    -------     -------   -------
From capital
  transactions:
   Net premiums..............  30,493  14,501    8,775  10,209    239,186     24,854     24,719
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........      --      --       --      --         --         --         --
     Surrenders..............    (248)     --     (819)     --         --    (18,826)   (51,585)
     Administrative
       expenses (note 4a)....     (12)     --      (17)     --         --       (135)       (94)
     Transfers (to) from
       the Guarantee
       Account...............      (1)    359  (54,590)   (211)    15,549     23,212     65,080
     Transfers (to) from
       other subaccounts.....  23,949    (545)  28,912      78     25,680    (33,300)   426,311
                              -------  ------  -------  ------    -------     -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  54,181  14,315  (17,739) 10,076    280,415     (4,195)   464,431
                              -------  ------  -------  ------    -------     -------   -------
Increase (decrease) in
  net assets.................  62,157  15,630  (18,900) 15,413    311,374    (10,964)   535,098
Net assets at beginning
  of year....................  15,630      --   79,511  64,098         --    957,577    422,479
                              -------  ------  -------  ------    -------     -------   -------
Net assets at end of year.... $77,787  15,630   60,611  79,511    311,374    946,613    957,577
                              =======  ======  =======  ======    =======     =======   =======
Change in units (note 5):
   Units purchased...........   3,660   1,179    2,880     872     24,657      6,899    150,974
   Units redeemed............    (117)    (42)  (4,732)    (53)    (3,697)    (7,869)   (96,575)
                              -------  ------  -------  ------    -------     -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   3,543   1,137   (1,852)    819     20,960       (970)    54,399
                              =======  ======  =======  ======    =======     =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                      Salomon Brothers Variable Series Funds Inc
                              ------------------------------------------------------------------------------------------------
                                                                                                               Salomon Brothers
                               Salomon Brothers  Salomon Brothers   Salomon Brothers     Salomon Brothers       Variable Total
                               Variable All Cap  Variable Investors Variable Strategic   Variable Total Return  Return Fund --
                               Fund -- Class II   Fund -- Class I   Bond Fund -- Class I  Fund -- Class I          Class II
                              -----------------  ----------------   -------------------  --------------------  -----------------
                                  Year ended        Year ended         Year ended           Year ended            Period from
                                 December 31,      December 31,       December 31,         December 31,        April 29, 2005 to
                              -----------------  ----------------   -------------------  --------------------    December 31,
                                2005      2004     2005      2004     2005       2004      2005       2004           2005
                              --------  -------  -------   -------   -------   -------    -------    -------   -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,102)  (2,441)    (417)       43   15,075      9,709     1,134        970            857
   Net realized gain
     (loss) on
     investments.............      271    2,514      737       619       72        751       189        197            (60)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   15,168   14,875    9,869    17,270  (16,596)      (238)      723      5,723            771
   Capital gain
     distribution............      336       --       --        --    4,707      5,050       779      2,214            191
                              --------  -------  -------   -------   -------   -------    -------    -------        ------
       Increase
         (decrease) in
         net assets from
         operations..........   12,673   14,948   10,189    17,932    3,258     15,272     2,825      9,104          1,759
                              --------  -------  -------   -------   -------   -------    -------    -------        ------
From capital
  transactions:
   Net premiums..............  101,338  137,955       --        --       --         --     9,300      9,000         63,126
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --       --       --        --       --         --        --         --             --
     Surrenders..............       --  (20,581)  (8,889)  (11,661)  (7,289)   (13,129)     (610)    (1,573)            --
     Administrative
       expenses (note 4a)....     (272)     (40)    (141)     (139)    (164)      (134)      (47)       (50)            --
     Transfers (to) from
       the Guarantee
       Account...............    9,041   64,233      (11)   (1,377)     (28)   (11,768)       (1)       (16)           (25)
     Transfers (to) from
       other subaccounts.....   54,849   64,025      598     5,829   24,053    (53,953)      227      1,000           (687)
                              --------  -------  -------   -------   -------   -------    -------    -------        ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  164,956  245,592   (8,443)   (7,348)  16,572    (78,984)    8,869      8,361         62,414
                              --------  -------  -------   -------   -------   -------    -------    -------        ------
Increase (decrease) in
  net assets.................  177,629  260,540    1,746    10,584   19,830    (63,712)   11,694     17,465         64,173
Net assets at beginning
  of year....................  298,888   38,348  215,196   204,612  300,256    363,968   138,774    121,309             --
                              --------  -------  -------   -------   -------   -------    -------    -------        ------
Net assets at end of year.... $476,517  298,888  216,942   215,196  320,086    300,256   150,468    138,774         64,173
                              ========  =======  =======   =======   =======   =======    =======    =======        ======
Change in units (note 5):
   Units purchased...........   14,658   23,588       53       893    1,998      1,016       808        878          7,249
   Units redeemed............     (876)  (3,690)    (769)   (1,518)    (821)    (6,888)      (60)      (145)          (936)
                              --------  -------  -------   -------   -------   -------    -------    -------        ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   13,782   19,898     (716)     (625)   1,177     (5,872)      748        733          6,313
                              ========  =======  =======   =======   =======   =======    =======    =======        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Scudder Variable Series II
                              -----------------------------------------------------
                                                   SVS Dreman High  SVS Dreman Small
                              Scudder Technology    Return Equity       Cap Value
                              Growth Portfolio --   Portfolio --      Portfolio --
                                Class B Shares     Class B Shares    Class B Shares
                              -----------------   ----------------  ----------------
                                  Year ended         Year ended        Year ended
                                 December 31,       December 31,      December 31,
                              -----------------   ----------------  ----------------
                                2005       2004     2005     2004     2005     2004
                              --------   -------  -------  -------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,121)   (1,274)  (1,409)  (1,778)  (5,492)  (2,477)
   Net realized gain
     (loss) on
     investments.............    2,377     1,323    7,148   12,725   14,931    4,686
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    5,408     5,782   23,204   35,042   (5,942)  47,530
   Capital gain
     distribution............       --        --       --       --   30,791       --
                              --------   -------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    5,664     5,831   28,943   45,989   34,288   49,739
                              --------   -------  -------  -------  -------  -------
From capital
  transactions:
   Net premiums..............   98,236    13,853   80,558  114,966  178,357  154,669
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........       --        --       --       --       --       --
     Surrenders..............     (151)   (5,762) (15,814)  (7,345) (20,801)  (2,867)
     Administrative
       expenses (note 4a)....      (36)       (6)    (154)     (28)    (221)     (45)
     Transfers (to) from
       the Guarantee
       Account...............      613     4,140   33,111   32,214   51,283   67,482
     Transfers (to) from
       other subaccounts.....  (39,660)   38,967    6,870    3,792  (50,019)  26,490
                              --------   -------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   59,002    51,192  104,571  143,599  158,599  245,729
                              --------   -------  -------  -------  -------  -------
Increase (decrease) in
  net assets.................   64,666    57,023  133,514  189,588  192,887  295,468
Net assets at beginning
  of year....................  112,232    55,209  465,897  276,309  346,638   51,170
                              --------   -------  -------  -------  -------  -------
Net assets at end of year.... $176,898   112,232  599,411  465,897  539,525  346,638
                              ========   =======  =======  =======  =======  =======
Change in units (note 5):
   Units purchased...........    7,780     5,168    9,757   20,936   17,404   19,272
   Units redeemed............   (3,643)   (1,345)  (2,554)  (9,647)  (8,191)  (2,145)
                              --------   -------  -------  -------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    4,137     3,823    7,203   11,289    9,213   17,127
                              ========   =======  =======  =======  =======  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Van Kampen Life Investment Trust
                              ---------------------------------------
                                                         Emerging
                                                          Growth
                              Comstock Portfolio --    Portfolio --
                                 Class II Shares      Class II Shares
                              ---------------------  ----------------
                                    Year ended          Year ended
                                   December 31,        December 31,
                              ---------------------  ----------------
                                 2005        2004      2005     2004
                              ----------  ---------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (20,305)   (10,731)  (2,728)  (1,911)
   Net realized gain
     (loss) on
     investments.............     38,722     14,473    1,696    1,260
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      2,442    170,073   11,371    7,091
   Capital gain
     distribution............     59,617         --       --       --
                              ----------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     80,476    173,815   10,339    6,440
                              ----------  ---------  -------  -------
From capital
  transactions:
   Net premiums..............  1,272,413    675,033   28,912   39,945
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........    (39,924)   (23,848)      --       --
     Surrenders..............   (188,647)   (40,300)  (1,921)  (2,115)
     Administrative
       expenses (note 4a)....       (758)      (296)     (81)     (52)
     Transfers (to) from
       the Guarantee
       Account...............    336,890    266,029    5,521   29,264
     Transfers (to) from
       other subaccounts.....    268,748     84,585     (855)   1,475
                              ----------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  1,648,722    961,203   31,576   68,517
                              ----------  ---------  -------  -------
Increase (decrease) in
  net assets.................  1,729,198  1,135,018   41,915   74,957
Net assets at beginning
  of year....................  1,632,581    497,563  157,398   82,441
                              ----------  ---------  -------  -------
Net assets at end of year.... $3,361,779  1,632,581  199,313  157,398
                              ==========  =========  =======  =======
Change in units (note 5):
   Units purchased...........    185,601     99,979    5,161   10,546
   Units redeemed............    (48,661)   (11,999)  (1,769)  (2,950)
                              ----------  ---------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    136,940     87,980    3,392    7,596
                              ==========  =========  =======  =======

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2005

(1)Description of Entity

   On January 1, 2006, GE Capital Life Assurance Company of New York changed its name to Genworth Life Insurance Company of New York (hereinafter referred to as Genworth Life of New York) and GE Capital Life Separate Account II changed its name to Genworth Life of New York VA Separate Account 1 (hereinafter referred to as the Separate Account). The Separate Account is a separate investment account established on April 1, 1996 by Genworth Life of New York pursuant to the laws of the State of New York. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. Genworth Life of New York uses the Separate Account to support flexible premium variable deferred annuity contracts issued by Genworth Life of New York, as well as other purposes permitted by law.

   Currently there are multiple Subaccounts for the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund), of the Fund (any open-end management investment company or any unit investment trust in which a Subaccount invests).

   The assets of the Separate Account belong to Genworth Life of New York. However, Genworth Life of New York does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which Genworth Life of New York may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for Genworth Life of New York's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business conducted.

   The Separate Account has been registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   Effective April 29, 2005, the following portfolios were added to the Separate Account.

          American Century Variable Portfolios II, Inc. -- VP
            Inflation Protection Fund -- Class II
          FAM Variable Series Fund, Inc. -- Mercury Global Allocation
            V.I. Fund -- Class III Shares
          Franklin Templeton Variable Insurance Products
            Trust -- Franklin Income Securities Fund -- Class 2 Shares
          PIMCO Variable Insurance Trust -- All Asset
            Portfolio -- Advisor Class Shares
          PIMCO Variable Insurance Trust -- Low Duration
            Portfolio -- Advisor Class Shares
          The Prudential Series Fund, Inc. -- Natural Resources
            Portfolio -- Class II
          Salomon Brothers Variable Series Funds Inc -- Salomon
            Brothers Variable Total Return Fund -- Class II

   Effective April 30, 2004, the following Portfolios were added to the Separate Account:

          Evergreen Variable Annuity Trust -- Evergreen VA Omega
            Fund -- Class 2
          Fidelity Variable Insurance Products Fund -- VIP Asset
            Manager/SM/ Portfolio -- Service Class 2
          Fidelity Variable Insurance Products Fund -- VIP Value
            Strategies Portfolio -- Service Class 2
          FAM Variable Series Funds, Inc. -- Mercury Basic Value V.I.
            Fund -- Class III Shares
          FAM Variable Series Funds, Inc. -- Mercury Large Cap Growth
            V.I. Fund -- Class III Shares
          FAM Variable Series Funds, Inc. -- Mercury Value
            Opportunities V.I. Fund -- Class III Shares
          Oppenheimer Variable Account Funds -- Oppenheimer Balanced
            Fund/VA -- Service Shares

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005


   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting new purchase payments from the Separate Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II shares and the AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein International Value Portfolio -- Class B were added to the Separate Account.

   Effective December 15, 2004, the Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I Shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I Shares were added to the Separate Account.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (U.S. GAAP). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Class

   There are nine unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4(a) below. Form number NY1066 is no longer available for sale, although additional premium payments may still be accepted under the terms of the contract.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of Genworth Life of New York. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. Genworth Life of New York is taxed as a life insurance company under the Code.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2005 were:

                                                                            Cost of    Proceeds
                                                                             Shares      from
Fund/Portfolio                                                              Acquired  Shares Sold
--------------                                                             ---------- -----------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I shares....................... $   52,372 $   51,472
 AIM V.I. Basic Value Fund -- Series II shares............................    706,137    345,340
 AIM V.I. Blue Chip Fund -- Series I shares...............................     85,686     26,578
 AIM V.I. Capital Appreciation Fund -- Series I shares....................      7,752     21,292
 AIM V.I. Growth Fund -- Series I shares..................................    150,492    113,711
 AIM V.I. International Growth Fund -- Series II shares...................    615,592    179,204
 AIM V.I. Premier Equity Fund -- Series I shares..........................     32,385    167,390
 AIM V.I. Real Estate Fund -- Series II shares............................     42,056      3,537
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares........................      8,791     96,027
 Alger American Small Capitalization Portfolio -- Class O Shares..........     48,442    167,826
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Global Technology Portfolio -- Class B.................     91,504    100,218
 AllianceBernstein Growth and Income Portfolio -- Class B.................  2,203,787  1,334,977
 AllianceBernstein International Value Portfolio -- Class B...............  1,021,314    176,894
 AllianceBernstein Large Cap Growth Portfolio -- Class B..................    802,186    288,001
 AllianceBernstein Small Cap Growth Portfolio -- Class B..................     10,652     16,499
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I.......................................    140,918      8,464
 VP International Fund -- Class I.........................................     93,514     32,791
 VP Ultra(R) Fund -- Class I..............................................    365,667     78,766
 VP Value Fund -- Class I.................................................    520,108    133,297
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II.................................    291,533      7,267
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares     22,851     10,798
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     59,616     30,117
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............    599,986    695,126
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.............................................  4,609,994  2,631,049
 VT Worldwide Health Sciences Fund........................................    481,052    249,778
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2.......................................     15,619         82
FAM Variable Series Fund, Inc.
 Mercury Basic Value V.I. Fund -- Class III Shares........................    210,244     15,411
 Mercury Global Allocation V.I. Fund -- Class III Shares..................    119,230     15,832
 Mercury Large Cap Growth V.I. Fund -- Class III Shares...................     19,119      1,689
 Mercury Value Opportunities V.I. Fund -- Class III Shares................    293,194     34,992
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.....................     24,689    112,927
 Federated Capital Income Fund II.........................................     32,818    128,876
 Federated High Income Bond Fund II -- Primary Shares.....................    153,255     97,089

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Cost of     Proceeds
                                                                 Shares       from
Fund/Portfolio                                                  Acquired   Shares Sold
--------------                                                 ----------- -----------
 Federated High Income Bond Fund II -- Service Shares......... $ 3,009,985 $  493,825
 Federated Kaufmann Fund II -- Service Shares.................   1,240,736    552,862
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............       9,805     26,609
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........     842,744    178,130
 VIP Contrafund(R) Portfolio -- Initial Class.................     528,589    499,036
 VIP Contrafund(R) Portfolio -- Service Class 2...............  10,642,071  1,808,628
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2     148,240        467
 VIP Equity-Income Portfolio -- Initial Class.................     210,033    311,474
 VIP Equity-Income Portfolio -- Service Class 2...............   2,262,273  1,155,092
 VIP Growth & Income Portfolio -- Initial Class...............      43,593    172,808
 VIP Growth & Income Portfolio -- Service Class 2.............     762,122    330,482
 VIP Growth Opportunities Portfolio -- Initial Class..........      20,556     99,835
 VIP Growth Portfolio -- Initial Class........................      45,220    274,594
 VIP Growth Portfolio -- Service Class 2......................     498,096    477,531
 VIP Mid Cap Portfolio -- Service Class 2.....................   7,088,396  1,793,772
 VIP Overseas Portfolio -- Initial Class......................      55,013    152,057
 VIP Value Strategies Portfolio -- Service Class 2............     187,429     59,552
Franklin Templeton Variable Insurance Products Trust
 Templeton Global Income Securities Fund -- Class I Shares....     232,361     20,219
 Franklin Income Securities Fund -- Class 2 Shares............   4,141,391    327,042
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..     123,772     23,884
 Mutual Shares Securities Fund -- Class 2 Shares..............     146,700     70,704
 Templeton Foreign Securities Fund -- Class I Shares..........      38,037        622
 Templeton Foreign Securities Fund -- Class 2 Shares..........     653,494    485,345
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....     280,976     42,854
GE Investments Funds, Inc.
 Global Income Fund...........................................       3,984    209,572
 Income Fund..................................................     687,310    722,827
 International Equity Fund....................................      49,588    115,042
 Mid-Cap Equity Fund..........................................   1,436,169    932,395
 Money Market Fund............................................   9,379,826  8,751,113
 Premier Growth Equity Fund...................................     454,349    563,064
 Real Estate Securities Fund..................................   2,016,776    825,281
 S&P 500(R) Index Fund........................................  11,037,096  5,992,598
 Small-Cap Value Equity Fund..................................   1,251,163    729,071
 Total Return Fund............................................  15,743,976  2,893,054
 U.S. Equity Fund.............................................     599,589  1,298,487
 Value Equity Fund............................................     508,743    344,257
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.........................      36,619     28,256
 Goldman Sachs Mid Cap Value Fund.............................     703,075    317,329
Greenwich Street Series Fund
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.     229,256     74,080
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares...................     434,177  1,379,693
 Balanced Portfolio -- Service Shares.........................     803,403    910,226

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                             Cost of    Proceeds
                                                                              Shares      from
Fund/Portfolio                                                               Acquired  Shares Sold
--------------                                                              ---------- -----------
 Flexible Bond Portfolio -- Institutional Shares........................... $   54,379 $   58,178
 Forty Portfolio -- Institutional Shares...................................    105,887    571,282
 Forty Portfolio -- Service Shares.........................................    322,105    271,688
 Global Life Sciences Portfolio -- Service Shares..........................     11,626     17,447
 Global Technology Portfolio -- Service Shares.............................        285     19,600
 International Growth Portfolio -- Institutional Shares....................     93,462    233,576
 International Growth Portfolio -- Service Shares..........................     25,166    105,186
 Large Cap Growth Portfolio -- Institutional Shares........................     41,097    242,805
 Large Cap Growth Portfolio -- Service Shares..............................      4,100     33,975
 Mid Cap Growth Portfolio -- Institutional Shares..........................     40,668    435,563
 Mid Cap Growth Portfolio -- Service Shares................................     10,041    104,052
 Worldwide Growth Portfolio -- Institutional Shares........................     87,269    263,943
 Worldwide Growth Portfolio -- Service Shares..............................    136,395    117,962
J.P. Morgan Series Trust II
 Bond Portfolio............................................................    936,246    296,183
 International Equity Portfolio............................................    125,866     73,589
 Mid Cap Value Portfolio...................................................  1,166,199    453,903
 Small Company Portfolio...................................................    200,955     82,247
 U.S. Large Cap Core Equity Portfolio......................................     28,420     16,006
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............    685,933    462,354
 MFS(R) Investors Trust Series -- Service Class Shares.....................  1,353,131    437,923
 MFS(R) New Discovery Series -- Service Class Shares.......................    126,793    152,447
 MFS(R) Strategic Income Series -- Service Class Shares....................    378,430     36,285
 MFS(R) Total Return Series -- Service Class Shares........................  3,738,579    434,841
 MFS(R) Utilities Series -- Service Class Shares...........................    908,866    384,886
Nations Separate Account Trust
 Nations Marsico Growth Portfolio..........................................  1,808,102    527,480
 Nations Marsico International Opportunities Portfolio.....................  1,744,305    653,924
Old Mutual Insurance Company, Inc.
 Old Mutual Growth II Portfolio............................................      4,996     55,134
 Old Mutual Large Cap Growth Portfolio.....................................     19,167    169,950
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA.....................................     35,610    282,308
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...................     65,722     12,440
 Oppenheimer Balanced Fund/VA..............................................     69,816     65,107
 Oppenheimer Balanced Fund/VA -- Service Shares............................  1,146,726    111,255
 Oppenheimer Capital Appreciation Fund/VA..................................     64,601    166,909
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................  1,771,325    931,438
 Oppenheimer Core Bond Fund/VA.............................................    176,244    416,052
 Oppenheimer Global Securities Fund/VA -- Service Shares...................  2,447,544    858,694
 Oppenheimer High Income Fund/VA...........................................     79,352    135,214
 Oppenheimer Main Street Fund/VA -- Service Shares.........................  1,839,902  1,485,996
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............  1,993,243    620,420
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................    696,377     11,358
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares     23,411      9,443

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Cost of    Proceeds
                                                                      Shares      from
Fund/Portfolio                                                       Acquired  Shares Sold
--------------                                                      ---------- -----------
 High Yield Portfolio -- Administrative Class Shares............... $1,887,378 $  939,351
 Long-Term U.S. Government Portfolio -- Administrative Class Shares  3,552,558  1,754,850
 Low Duration Portfolio -- Advisor Class Shares....................    726,559     18,070
 Total Return Portfolio -- Administrative Class Shares.............  8,181,772  4,221,990
The Prudential Series Fund, Inc.
 Jennison 20/20 Focus Portfolio -- Class II........................     56,350      2,807
 Jennison Portfolio -- Class II Shares.............................     38,760     57,249
 Natural Resources Portfolio -- Class II...........................    330,083     50,535
Rydex Variable Trust
 OTC Fund..........................................................     57,843     76,674
Salomon Brothers Variable Series Funds Inc
 Salomon Brothers Variable All Cap Fund -- Class II................    178,649     15,588
 Salomon Brothers Variable Investors Fund -- Class I...............      3,179     12,039
 Salomon Brothers Variable Strategic Bond Fund -- Class I..........     52,440     16,086
 Salomon Brothers Variable Total Return Fund -- Class I............     13,524      2,741
 Salomon Brothers Variable Total Return Fund -- Class II...........     73,188      9,723
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B Shares.............    110,704     53,787
 SVS Dreman High Return Equity Portfolio -- Class B Shares.........    148,300     44,241
 SVS Dreman Small Cap Value Portfolio -- Class B Shares............    347,383    163,465
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.............................  2,435,497    745,607
 Emerging Growth Portfolio -- Class II Shares......................     51,860     22,926

(4)Related Party Transactions

  (a) Genworth Life of New York

   Net premium payments transferred from Genworth Life of New York to the Separate Account represent gross premium payments recorded by Genworth Life of New York on its flexible variable deferred annuity contracts, less deductions for any applicable premium taxes.

   Contract owners (if permitted under the terms of their contract) may elect to allocate premium payments to a Guarantee Account that is part of the general account of Genworth Life of New York. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that Genworth Life of New York assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Payment Benefit Rider Option and the Payment Protection Rider Option are assessed through the daily unit value calculation. The Optional Death Benefit Rider Option and the Annual Step-Up Death Benefit Rider Option are a percentage charge of the contract value and is taken in arrears on each contract anniversary and at the time the contract is surrendered. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The table below discloses the fees assessed on a daily basis through the daily net asset value. The unit type may encompass multiple contracts should those contracts assess through a combination of one or more elected rider options equal the total amount assessed on a daily basis.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005


Unit Type Total charge
--------- ------------
Type I...     1.40%
Type II..     1.45%
Type III.     1.65%
Type IV..     1.60%
Type V...     1.80%
Type VI..     1.70%
Type VII.     1.50%
Type VIII     1.85%
Type IX..     2.10%

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from Genworth Life of New York attributable to decreases in share values between the date charges and deductions are assessed and the date corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to Genworth Life of New York.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of Genworth Life of New York, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by Genworth Life of New York. Genworth Life of New York pays commissions and other marketing related expenses to CBC. Certain officers and directors of Genworth Life of New York are also officers and directors of CBC.

  (e) Bonus Credit

   For Type IV and V unit contracts, transfers from the general account for payments by Genworth Life of New York in the form of bonus credits include approximately $.6 million and $1.8 million for the periods ended December 31, 2005 and 2004.

  (f) General Electric Company

   In 2004 and until December 7, 2005, GE Investments Funds, Inc. and GE Asset Management, Incorporated were considered a related party to Genworth Life of New York since General Electric Company (the ultimate parent of GE Investments Funds, Inc. and GE Asset Management) held greater than 25% of our indirect parent Genworth Financial, Inc. (Genworth). On December 7, 2005, General Electric Company (GE) sold 38 million shares of Genworth Class A Common
Stock. As a result, GE's common stock ownership of Genworth was reduced to approximately 18%. Consequently, Genworth Life of New York and Capital Brokerage Corporation are no longer considered affiliated with GE Asset Management Incorporated and the GE Investments Funds, Inc. Subsequently on March 8, 2006, GE sold its remaining holdings of Genworth Class A Common Stock to the public. Concurrently with the sale of the remaining Genworth Class A Common Stock to the public, Genworth repurchased 15 million shares of Genworth Class B Common Stock directly from GE. At the close of business on March 8, 2006, GE no longer held any shares of Genworth common stock.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005


   The increase (decrease) in outstanding units and amounts by the subaccount from capital transactions for the years or lesser periods ended December 31, 2005 and 2004 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by type and by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for Subaccounts and unit types that had outstanding units as of December 31/st/ of any given year and were still available to contract owners during 2005.

   Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and death benefit charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owners through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the Subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the annual total return for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005...............................................  64,903   $10.79   $  701     1.40%       0.23%    10.47%
   2004...............................................  72,967     9.77      713     1.40%       0.00%     4.02%
   2003...............................................  91,917     9.39      863     1.40%       0.00%    33.27%
   2002...............................................  94,583     7.05      667     1.40%       0.04%   (33.93)%
   2001............................................... 116,401    10.67    1,242     1.40%       0.24%   (13.06)%
 Alger American Small Capitalization
   Portfolio -- Class O Shares
   2005...............................................  82,007     9.86      809     1.40%       0.00%    15.25%
   2004...............................................  93,792     8.56      803     1.40%       0.00%    14.94%
   2003............................................... 102,876     7.45      766     1.40%       0.00%    40.36%
   2002............................................... 112,540     5.30      596     1.40%       0.00%   (27.26)%
   2001............................................... 120,238     7.29      877     1.40%       0.05%   (30.51)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2005...............................................   6,521    13.92       91     1.40%       1.24%     3.14%
   2004...............................................   6,489    13.49       88     1.40%       0.74%     9.66%
   2003...............................................   6,469    12.30       80     1.40%       0.66%    23.04%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type I:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                               ------- ---------- ------ ------------ ---------- ------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2005..............................................  56,133   $11.65   $  654     1.40%       1.54%     3.56%
   2004..............................................  63,965    11.25      719     1.40%       1.41%     8.24%
   2003..............................................  64,306    10.39      668     1.40%       1.56%    25.91%
   2002..............................................  71,618     8.25      591     1.40%       1.22%   (21.33)%
   2001..............................................  86,104    10.49      903     1.40%       1.31%    (4.06)%
 Federated Capital Income Fund II
   2005..............................................  44,491     8.48      377     1.40%       5.50%     4.80%
   2004..............................................  58,257     8.09      471     1.40%       4.40%     8.38%
   2003..............................................  59,546     7.47      445     1.40%       6.45%    18.99%
   2002..............................................  59,594     6.28      374     1.40%       5.49%   (25.01)%
   2001..............................................  66,291     8.37      555     1.40%       3.19%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005..............................................  37,407    11.62      435     1.40%       8.36%     1.23%
   2004..............................................  34,885    11.48      401     1.40%       7.21%     8.91%
   2003..............................................  42,992    10.54      453     1.40%       7.69%    20.51%
   2002..............................................  39,512     8.75      346     1.40%       9.72%    (0.03)%
   2001..............................................  35,628     8.75      312     1.40%       9.99%    (0.04)%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005..............................................  26,984    11.40      307     1.40%       2.79%     2.59%
   2004..............................................  28,918    11.11      321     1.40%       2.59%     3.99%
   2003..............................................  29,599    10.68      316     1.40%       3.81%    16.33%
   2002..............................................  36,459     9.18      335     1.40%       3.89%   (10.00)%
   2001..............................................  38,600    10.20      394     1.40%       3.28%    (5.44)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005.............................................. 216,686    15.68    3,397     1.40%       0.30%    15.31%
   2004.............................................. 211,508    13.60    2,876     1.40%       0.34%    13.86%
   2003.............................................. 230,813    11.94    2,756     1.40%       0.49%    26.67%
   2002.............................................. 266,682     9.43    2,515     1.40%       0.86%   (10.62)%
   2001.............................................. 292,608    10.55    3,087     1.40%       0.77%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2005.............................................. 172,214    12.82    2,208     1.40%       2.06%     4.39%
   2004.............................................. 187,385    12.28    2,301     1.40%       1.56%     9.97%
   2003.............................................. 197,885    11.17    2,210     1.40%       1.82%    28.51%
   2002.............................................. 205,624     8.69    1,787     1.40%       1.72%   (18.11)%
   2001.............................................. 205,859    10.61    2,184     1.40%       1.20%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2005..............................................  96,118    11.11    1,068     1.40%       1.52%     6.13%
   2004.............................................. 108,648    10.47    1,138     1.40%       0.90%     4.31%
   2003.............................................. 116,496    10.04    1,169     1.40%       1.18%    22.05%
   2002.............................................. 118,325     8.22      973     1.40%       1.42%   (17.78)%
   2001.............................................. 129,686    10.00    1,297     1.40%       1.06%   (10.03)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type I:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                               ------- ---------- ------ ------------ ---------- ------
 VIP Growth Opportunities Portfolio -- Initial Class
   2005..............................................  60,379   $ 8.71   $  526     1.40%       0.93%     7.37%
   2004..............................................  69,551     8.11      564     1.40%       0.56%     5.69%
   2003..............................................  91,860     7.68      705     1.40%       0.78%    28.06%
   2002..............................................  94,861     5.99      568     1.40%       1.07%   (22.94)%
   2001.............................................. 107,227     7.78      834     1.40%       0.34%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2005.............................................. 128,725    10.35    1,332     1.40%       0.51%     4.32%
   2004.............................................. 150,434     9.92    1,492     1.40%       0.27%     1.93%
   2003.............................................. 167,788     9.73    1,633     1.40%       0.28%    30.99%
   2002.............................................. 184,088     7.43    1,368     1.40%       0.26%   (31.08)%
   2001.............................................. 220,112    10.78    2,373     1.40%       0.07%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................  23,198    19.93      462     1.40%       0.00%    16.37%
   2004..............................................   3,384    17.13       58     1.40%       0.00%    22.91%
   2003..............................................   1,256    13.94       18     1.40%       0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2005..............................................  65,193    12.19      794     1.40%       1.18%    17.39%
   2004..............................................  73,980    10.38      768     1.40%       1.20%    12.04%
   2003..............................................  80,335     9.26      744     1.40%       0.82%    41.37%
   2002..............................................  79,406     6.55      520     1.40%       0.78%   (21.40)%
   2001..............................................  76,209     8.34      636     1.40%       4.17%   (22.28)%
Franklin Templeton Variable Insurance Products Trust:
 Templeton Foreign Securities Fund -- Class I Shares
   2005..............................................   3,684    11.14       41     1.40%       1.40%     8.94%
 Templeton Global Income Securities Fund -- Class I
   Shares
   2005..............................................  22,046     9.70      214     1.40%       2.36%    (4.27)%
   2004..............................................     395    10.13        4     1.40%       0.00%     1.28%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................  72,286    13.15      951     1.40%       4.97%     0.61%
   2004..............................................  81,506    13.07    1,066     1.40%       5.88%     1.97%
   2003..............................................  96,450    12.82    1,237     1.40%       6.61%     2.15%
   2002.............................................. 139,847    12.55    1,755     1.40%       3.28%     8.35%
   2001.............................................. 107,991    11.58    1,251     1.40%       7.77%     5.92%
 International Equity Fund
   2005..............................................  15,925    11.16      178     1.40%       1.03%    16.55%
   2004..............................................  22,411     9.57      215     1.40%       1.06%    14.23%
   2003..............................................  26,855     8.38      225     1.40%       0.86%    35.98%
   2002..............................................  33,523     6.16      207     1.40%       1.00%   (24.90)%
   2001..............................................  32,993     8.21      271     1.40%       1.08%   (21.97)%
 Mid-Cap Equity Fund
   2005..............................................  74,505    16.64    1,240     1.40%       2.60%    10.18%
   2004..............................................  84,088    15.11    1,270     1.40%       1.12%    14.40%
   2003..............................................  95,662    13.21    1,263     1.40%       1.57%    31.08%
   2002..............................................  82,630    10.07      832     1.40%       1.07%   (14.97)%
   2001..............................................  72,587    11.85      860     1.40%       1.14%    (1.09)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                   Net Assets     Expenses as  Investment
                                                ----------------- % of Average   Income    Total
Type I:                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                 ------- ---------- ------ ------------ ---------- ------
 Money Market Fund
   2005................................ 143,884   $11.33   $1,630     1.40%       2.76%     1.37%
   2004................................ 180,625    11.18    2,019     1.40%       1.00%    (0.46)%
   2003................................ 214,660    11.23    2,410     1.40%       0.79%    (0.63)%
   2002................................ 441,788    11.30    4,992     1.40%       1.43%     0.06%
   2001................................ 551,692    11.29    6,229     1.40%       3.91%     2.51%
 Premier Growth Equity Fund
   2005................................ 139,085     9.14    1,271     1.40%       0.37%    (0.12)%
   2004................................ 181,618     9.15    1,662     1.40%       0.65%     5.53%
   2003................................ 201,303     8.67    1,745     1.40%       0.19%    27.11%
   2002................................ 228,482     6.82    1,558     1.40%       0.05%   (22.12)%
   2001................................ 217,761     8.76    1,908     1.40%       0.14%   (10.42)%
 Real Estate Securities Fund
   2005................................  33,100    24.16      800     1.40%       6.63%    10.22%
   2004................................  35,727    21.92      783     1.40%       6.94%    30.51%
   2003................................  34,654    16.79      582     1.40%       9.97%    35.46%
   2002................................  21,508    12.40      267     1.40%       3.47%    (2.73)%
   2001................................  18,334    12.74      234     1.40%       5.14%    10.27%
 S&P 500(R) Index Fund
   2005................................ 643,529    10.69    6,880     1.40%       1.73%     3.05%
   2004................................ 704,031    10.37    7,304     1.40%       2.03%     8.91%
   2003................................ 753,975     9.53    7,182     1.40%       1.60%    26.48%
   2002................................ 793,100     7.53    5,972     1.40%       1.64%   (23.45)%
   2001................................ 867,363     9.84    8,535     1.40%       1.33%   (13.50)%
 Small-Cap Value Equity Fund
   2005................................  16,793    15.74      264     1.40%       1.09%     8.00%
   2004................................  14,965    14.57      218     1.40%       5.83%    13.53%
   2003................................  18,848    12.83      242     1.40%       0.08%    28.33%
 Total Return Fund
   2005................................ 124,125    13.28    1,648     1.40%       2.28%     2.22%
   2004................................  72,701    12.99      944     1.40%       2.48%     6.67%
   2003................................  68,314    12.18      832     1.40%       1.76%    18.63%
   2002................................  77,826    10.26      798     1.40%       2.10%   (10.58)%
   2001................................  86,294    11.48      991     1.40%       4.13%    (4.26)%
 U.S. Equity Fund
   2005................................ 132,134    11.57    1,529     1.40%       1.08%     1.08%
   2004................................ 219,158    11.45    2,509     1.40%       1.35%     6.65%
   2003................................ 239,781    10.74    2,574     1.40%       0.93%    21.55%
   2002................................ 262,389     8.83    2,317     1.40%       0.88%   (20.39)%
   2001................................ 290,715    11.09    3,224     1.40%       1.09%    (9.76)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005................................  48,438    10.72      519     1.40%       1.67%     2.48%
   2004................................  47,728    10.46      499     1.40%       1.57%    17.13%
   2003................................  50,734     8.93      453     1.40%       1.45%    22.62%
   2002................................  43,415     7.28      316     1.40%       1.41%   (12.58)%
   2001................................  49,039     8.33      408     1.40%       0.53%   (10.61)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type I:                                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                 ------- ---------- ------ ------------ ---------- ------
 Goldman Sachs Mid Cap Value Fund
   2005................................................  90,393   $22.04   $1,992     1.40%       3.15%    11.25%
   2004................................................  95,801    19.81    1,898     1.40%       4.39%    24.12%
   2003................................................ 106,801    15.96    1,705     1.40%       0.91%    26.60%
   2002................................................ 111,631    12.61    1,408     1.40%       0.94%    (6.03)%
   2001................................................ 110,847    13.42    1,488     1.40%       1.14%    10.48%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005................................................ 280,281    14.97    4,195     1.40%       2.20%     6.45%
   2004................................................ 349,565    14.06    4,916     1.40%       2.20%     7.01%
   2003................................................ 390,966    13.14    5,138     1.40%       2.19%    12.46%
   2002................................................ 436,123    11.69    5,098     1.40%       2.41%    (7.75)%
   2001................................................ 463,443    12.67    5,872     1.40%       1.39%    (6.01)%
 Flexible Bond Portfolio -- Institutional Shares
   2005................................................  27,043    13.44      363     1.40%       5.40%     0.58%
   2004................................................  29,300    13.36      391     1.40%       5.70%     2.51%
   2003................................................  32,282    13.03      421     1.40%       4.80%     4.91%
   2002................................................  34,323    12.42      426     1.40%       5.07%     8.93%
   2001................................................  19,390    11.41      221     1.40%       3.55%     6.22%
 Forty Portfolio -- Institutional Shares
   2005................................................ 253,827    15.08    3,828     1.40%       0.21%    11.27%
   2004................................................ 283,037    13.55    3,836     1.40%       0.25%    16.57%
   2003................................................ 298,587    11.63    3,472     1.40%       0.48%    18.85%
   2002................................................ 326,788     9.78    3,196     1.40%       0.56%   (16.85)%
   2001................................................ 395,372    11.77    4,654     1.40%       0.43%   (22.78)%
 International Growth Portfolio -- Institutional Shares
   2005................................................ 113,239    15.66    1,773     1.40%       1.20%    30.45%
   2004................................................ 124,062    12.00    1,489     1.40%       0.91%    17.28%
   2003................................................ 130,958    10.23    1,340     1.40%       1.23%    33.03%
   2002................................................ 138,128     7.69    1,062     1.40%       0.85%   (26.63)%
   2001................................................ 157,443    10.49    1,652     1.40%       0.32%   (24.32)%
 Large Cap Growth Portfolio -- Institutional Shares
   2005................................................ 202,244     9.88    1,999     1.40%       0.34%     2.83%
   2004................................................ 221,060     9.61    2,125     1.40%       0.14%     3.05%
   2003................................................ 239,349     9.33    2,232     1.40%       0.09%    29.89%
   2002................................................ 267,105     7.18    1,918     1.40%       0.00%   (27.54)%
   2001................................................ 320,393     9.91    3,175     1.40%       0.02%   (25.79)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2005................................................ 254,013    12.84    3,262     1.40%       0.00%    10.74%
   2004................................................ 283,191    11.60    3,284     1.40%       0.00%    19.06%
   2003................................................ 312,231     9.74    3,041     1.40%       0.00%    33.22%
   2002................................................ 322,388     7.31    2,357     1.40%       0.00%   (28.94)%
   2001................................................ 362,970    10.29    3,735     1.40%       0.00%   (40.30)%
 Worldwide Growth Portfolio -- Institutional Shares
   2005................................................ 195,583     9.90    1,937     1.40%       1.37%     4.39%
   2004................................................ 214,028     9.49    2,030     1.40%       1.02%     3.31%
   2003................................................ 224,455     9.18    2,061     1.40%       1.09%    22.26%
   2002................................................ 258,634     7.51    1,942     1.40%       0.86%   (26.54)%
   2001................................................ 307,051    10.22    3,138     1.40%       0.25%   (23.53)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as  Investment
                                                             ----------------- % of Average   Income    Total
Type I:                                               Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                              ------- ---------- ------ ------------ ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2005.............................................   1,879   $13.82   $   26     1.40%       0.00%     3.57%
   2004.............................................   2,756    13.34       37     1.40%       0.00%     4.72%
   2003.............................................   5,168    12.74       66     1.40%       0.00%    27.40%
Old Mutual Insurance Company, Inc.
 Old Mutual Growth II Portfolio
   2005.............................................  28,923     9.41      272     1.40%       0.00%     9.80%
   2004.............................................  34,223     8.57      293     1.40%       0.00%     5.12%
   2003.............................................  41,548     8.15      339     1.40%       0.00%    23.95%
   2002.............................................  52,036     6.58      342     1.40%       0.00%   (31.40)%
   2001.............................................  62,951     9.59      604     1.40%       0.00%   (41.31)%
 Old Mutual Large Cap Growth Portfolio
   2005.............................................  48,229    11.89      574     1.40%       0.00%     3.10%
   2004.............................................  60,955    11.53      703     1.40%       0.00%     7.42%
   2003.............................................  66,435    10.74      713     1.40%       0.00%    29.36%
   2002.............................................  73,913     8.30      613     1.40%       0.00%   (30.31)%
   2001.............................................  81,850    11.91      975     1.40%       0.00%   (29.29)%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005.............................................  67,114    12.20      819     1.40%       0.00%    10.76%
   2004.............................................  87,791    11.01      967     1.40%       0.00%    18.10%
   2003.............................................  95,143     9.32      887     1.40%       0.00%    23.84%
   2002.............................................  95,648     7.53      720     1.40%       0.70%   (28.80)%
   2001............................................. 105,970    10.58    1,121     1.40%       0.97%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2005.............................................  63,804    14.02      895     1.40%       1.75%     2.44%
   2004.............................................  65,972    13.69      903     1.40%       1.04%     8.56%
   2003.............................................  68,551    12.61      864     1.40%       3.08%    23.21%
   2002.............................................  88,780    10.23      908     1.40%       3.37%   (11.65)%
   2001.............................................  79,586    11.58      922     1.40%       2.60%     0.78%
 Oppenheimer Capital Appreciation Fund/VA
   2005.............................................  95,109    12.61    1,200     1.40%       0.92%     3.63%
   2004............................................. 103,013    12.17    1,254     1.40%       0.34%     5.44%
   2003............................................. 126,014    11.54    1,455     1.40%       0.36%    29.11%
   2002............................................. 116,440     8.94    1,041     1.40%       0.65%   (27.88)%
   2001............................................. 144,983    12.40    1,798     1.40%       0.56%   (13.81)%
 Oppenheimer Core Bond Fund/VA
   2005............................................. 124,512    13.12    1,633     1.40%       5.23%     1.16%
   2004............................................. 148,287    12.97    1,923     1.40%       4.71%     4.01%
   2003............................................. 166,154    12.47    2,071     1.40%       6.06%     5.29%
   2002............................................. 214,302    11.84    2,537     1.40%       6.86%     7.55%
   2001............................................. 174,178    11.01    1,918     1.40%       6.41%     6.27%
 Oppenheimer High Income Fund/VA
   2005.............................................  44,334    11.80      523     1.40%       6.61%     0.89%
   2004.............................................  51,734    11.70      605     1.40%       6.62%     7.44%
   2003.............................................  61,389    10.89      669     1.40%       7.32%    22.23%
   2002.............................................  82,108     8.91      732     1.40%      10.40%    (3.76)%
   2001.............................................  95,224     9.26      882     1.40%       7.67%     0.54%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets    Expenses as  Investment
                                                                 --------------- % of Average   Income    Total
Type I:                                                   Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                   ------ ---------- ---- ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2005.................................................. 34,754   $10.55   $367     1.40%       4.34%     1.02%
   2004..................................................  9,582    10.45    100     1.40%       2.65%     3.42%
   2003.................................................. 15,255    10.10    154     1.40%       3.31%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2005.................................................. 17,059    12.72    217     1.40%       1.20%     5.04%
   2004.................................................. 17,775    12.11    215     1.40%       1.43%     8.83%
   2003.................................................. 18,400    11.12    205     1.40%       1.45%    30.48%
   2002.................................................. 21,504     8.53    183     1.40%       1.06%   (24.13)%
   2001.................................................. 22,165    11.24    249     1.40%       0.89%    (5.50)%
 Salomon Brothers Variable Strategic Bond Fund -- Class I
   2005.................................................. 22,548    14.20    320     1.40%       6.17%     1.04%
   2004.................................................. 21,371    14.05    300     1.40%       4.63%     5.15%
   2003.................................................. 27,243    13.36    364     1.40%       7.70%    11.65%
   2002.................................................. 22,522    11.97    270     1.40%       5.70%     7.32%
   2001.................................................. 14,114    11.15    157     1.40%       9.10%     5.41%
 Salomon Brothers Variable Total Return Fund -- Class I
   2005.................................................. 12,380    12.15    150     1.40%       2.19%     1.88%
   2004.................................................. 11,632    11.93    139     1.40%       2.20%     7.21%
   2003.................................................. 10,899    11.13    121     1.40%       1.64%    14.30%
   2002.................................................. 14,344     9.74    140     1.40%       1.93%    (8.17)%
   2001..................................................  9,589    10.60    102     1.40%       2.66%    (2.19)%

Type II:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2005..................................................  1,466    14.32     21     1.45%       0.00%     4.21%
   2004..................................................  1,214    13.74     17     1.45%       0.00%    10.18%
   2003..................................................    271    12.47      3     1.45%       0.00%    24.84%
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................. 63,179    14.65    926     1.45%       0.52%     3.90%
   2004.................................................. 47,248    14.10    666     1.45%       0.00%     9.23%
   2003..................................................  2,061    12.91     27     1.45%       0.00%    29.08%
 AIM V.I. Blue Chip Fund -- Series I shares
   2005..................................................  7,310    12.58     92     1.45%       0.67%     2.00%
   2004..................................................  6,423    12.34     79     1.45%       0.17%     3.16%
   2003..................................................  3,783    11.96     45     1.45%       0.00%    23.33%
   2002..................................................    151     9.70      1     1.45%       0.00%    (3.02)%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005.................................................. 25,009     9.57    239     1.45%       0.07%     7.26%
   2004.................................................. 25,078     8.92    224     1.45%       0.00%     5.08%
   2003.................................................. 15,406     8.49    131     1.45%       0.00%    27.64%
   2002.................................................. 10,256     6.65     68     1.45%       0.00%   (25.45)%
   2001..................................................  4,333     8.92     39     1.45%       0.00%   (10.77)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
 AIM V.I. Growth Fund -- Series I shares
   2005................................................  21,016   $ 8.70   $  183     1.45%       0.00%     5.92%
   2004................................................  22,713     8.21      187     1.45%       0.00%     6.66%
   2003................................................  32,316     7.70      249     1.45%       0.00%    29.34%
   2002................................................  13,055     5.95       78     1.45%       0.00%   (31.97)%
   2001................................................   4,761     8.75       42     1.45%       0.47%   (12.48)%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................  18,494    12.33      228     1.45%       0.94%    16.00%
   2004................................................   9,724    10.63      103     1.45%       0.00%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005................................................  68,539     8.33      571     1.45%       0.79%     4.13%
   2004................................................  74,822     8.00      599     1.45%       0.45%     4.24%
   2003................................................  76,578     7.68      588     1.45%       0.34%    23.27%
   2002................................................  75,286     6.23      469     1.45%       0.49%   (31.27)%
   2001................................................  14,343     9.06      130     1.45%       0.39%    (9.40)%
 AIM V.I. Real Estate Fund -- Series II shares
   2005................................................   1,941    11.49       22     1.45%       2.77%    14.89%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology
   Portfolio -- Class B
   2005................................................  11,567    13.95      161     1.45%       0.00%     2.15%
   2004................................................  10,518    13.65      144     1.45%       0.00%     3.56%
   2003................................................   3,106    13.18       41     1.45%       0.00%    31.83%
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2005................................................ 270,520    10.47    2,833     1.45%       1.24%     3.08%
   2004................................................ 228,096    10.16    2,318     1.45%       0.74%     9.61%
   2003................................................ 163,858     9.27    1,519     1.45%       0.78%    30.27%
   2002................................................ 113,958     7.12      811     1.45%       0.55%    (7.11)%
   2001................................................  32,844     9.29      305     1.45%       0.00%    (1.31)%
 AllianceBernstein International Value
   Portfolio -- Class B
   2005................................................  34,890    12.10      422     1.45%       1.01%    14.84%
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2005................................................ 108,171     8.86      958     1.45%       0.00%    13.18%
   2004................................................  63,772     7.83      499     1.45%       0.00%     6.77%
   2003................................................  43,827     7.33      321     1.45%       0.00%    21.58%
   2002................................................  42,999     6.03      259     1.45%       0.00%   (31.85)%
   2001................................................  20,916     8.85      185     1.45%       0.00%   (11.51)%
 AllianceBernstein Small Cap Growth
   Portfolio -- Class B
   2005................................................   2,821    10.73       30     1.45%       0.00%     3.34%
   2004................................................   2,712    10.38       28     1.45%       0.00%    12.73%
   2003................................................   2,719     9.21       25     1.45%       0.00%    46.52%
   2002................................................   2,906     6.28       18     1.45%       0.00%   (33.05)%
   2001................................................     386     9.39        4     1.45%       0.00%    (6.14)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type II:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2005..........................................   3,345   $14.41   $   48     1.45%       1.86%     3.12%
 VP International Fund -- Class I
   2005..........................................     684    15.10       10     1.45%       1.02%    11.62%
   2004..........................................     310    13.53        4     1.45%       0.21%     0.00%
 VP Ultra(R) Fund -- Class I
   2005..........................................   8,368    13.02      109     1.45%       0.00%     0.69%
   2004..........................................     989    12.93       13     1.45%       0.00%     0.00%
 VP Value Fund -- Class I
   2005..........................................  10,661    14.73      157     1.45%       6.17%     3.52%
   2004..........................................   2,261    14.23       32     1.45%       0.92%    12.68%
   2003..........................................     275    12.63        3     1.45%       0.84%    27.09%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005..........................................   5,721     9.96       57     1.45%       2.81%    (0.40)%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2005..........................................   2,063    15.36       32     1.45%       0.03%     7.59%
   2004..........................................   1,138    14.28       16     1.45%       0.53%    12.82%
   2003..........................................   1,108    12.66       14     1.45%       0.43%    29.82%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2005..........................................  12,560     8.02      101     1.45%       0.00%     2.12%
   2004..........................................  12,167     7.85       96     1.45%       0.60%     4.67%
   2003..........................................  12,095     7.50       91     1.45%       0.15%    24.18%
   2002..........................................   7,848     6.04       47     1.45%       0.45%   (29.98)%
   2001..........................................   1,048     8.63        9     1.45%       0.06%   (13.74)%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2005..........................................  14,505     9.93      144     1.45%       2.67%     1.18%
   2004..........................................  16,920     9.81      166     1.45%       0.63%    (0.90)%
   2003..........................................     474     9.90        5     1.45%       0.35%    (0.93)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005.......................................... 215,583    10.50    2,263     1.45%       4.06%     2.36%
   2004.......................................... 167,089    10.25    1,713     1.45%       2.76%     1.34%
   2003..........................................  52,650    10.12      533     1.45%       1.64%     1.47%
 VT Worldwide Health Sciences Fund
   2005..........................................  26,115    14.72      384     1.45%       0.00%     5.48%
   2004..........................................  15,863    13.95      221     1.45%       0.00%     4.70%
   2003..........................................   3,671    13.33       49     1.45%       0.00%    28.09%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2005..........................................   1,345    10.85       15     1.45%       0.00%     2.07%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as  Investment
                                                            ------------------ % of Average   Income    Total
Type II:                                             Units  Unit Value  000s    Net Assets    Ratio     Return
--------                                            ------- ---------- ------- ------------ ---------- ------
FAM Variable Series Fund, Inc.
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005............................................  13,646   $11.00   $   150     1.45%       0.29%     1.14%
   2004............................................   3,477    10.88        38     1.45%       1.91%     8.78%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................   3,807    11.07        42     1.45%       0.00%    10.65%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................     640    11.83         8     1.45%       0.00%     8.87%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................  20,722    12.17       252     1.45%       1.01%     8.52%
   2004............................................   5,137    11.22        58     1.45%      18.24%    12.17%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................ 259,542    12.58     3,266     1.45%       6.59%     0.79%
   2004............................................  88,146    12.48     1,100     1.45%       6.04%     8.56%
   2003............................................  60,380    11.50       694     1.45%       6.55%    20.03%
   2002............................................  44,925     9.58       430     1.45%       6.18%    (0.24)%
   2001............................................   2,238     9.59        21     1.45%       0.00%    (0.10)%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................  47,847    16.41       785     1.45%       0.00%     9.27%
   2004............................................  32,321    15.02       485     1.45%       0.00%    12.82%
   2003............................................   6,995    13.31        93     1.45%       0.00%    33.13%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................  28,957    10.60       307     1.45%       0.33%     2.28%
   2004............................................   1,130    10.36        12     1.45%       0.00%     3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 729,211    13.86    10,106     1.45%       0.10%    14.96%
   2004............................................ 203,828    12.06     2,457     1.45%       0.15%    13.49%
   2003............................................  72,701    10.62       772     1.45%       0.22%    26.34%
   2002............................................  29,566     8.41       249     1.45%       0.09%   (10.92)%
   2001............................................   3,048     9.44        29     1.45%       0.00%    (5.90)%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2005............................................   8,993    14.06       126     1.45%       0.00%    18.93%
   2004............................................     385    11.82         5     1.45%       0.00%     0.00%
 VIP Equity-Income Portfolio -- Service Class 2
   2005............................................ 297,600    11.03     3,281     1.45%       1.75%     4.04%
   2004............................................ 254,864    10.60     2,701     1.45%       1.15%     9.62%
   2003............................................ 157,498     9.67     1,522     1.45%       0.98%    28.14%
   2002............................................  72,137     7.54       544     1.45%       0.45%   (18.35)%
   2001............................................  16,406     9.24       152     1.45%       0.00%    (7.61)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type II:                                               Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                              ------- ---------- ------ ------------ ---------- ------
 VIP Growth & Income Portfolio -- Service Class 2
   2005.............................................. 146,189   $10.41   $1,522     1.45%       1.22%     5.85%
   2004.............................................. 119,324     9.83    1,174     1.45%       0.56%     3.99%
   2003..............................................  64,991     9.46      615     1.45%       0.85%    21.66%
   2002..............................................  19,892     7.77      155     1.45%       0.29%   (18.05)%
   2001..............................................   4,205     9.49       40     1.45%       0.00%    (5.14)%
 VIP Growth Portfolio -- Service Class 2
   2005.............................................. 114,966     8.43      969     1.45%       0.25%     3.98%
   2004..............................................  99,376     8.10      805     1.45%       0.11%     1.63%
   2003..............................................  55,200     7.97      440     1.45%       0.09%    30.62%
   2002..............................................  31,710     6.11      194     1.45%       0.04%   (31.31)%
   2001..............................................   6,389     8.89       57     1.45%       0.00%   (11.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 406,238    17.62    7,158     1.45%       0.00%    16.31%
   2004.............................................. 170,648    15.15    2,585     1.45%       0.00%    22.85%
   2003..............................................  74,762    12.33      922     1.45%       0.21%    36.25%
   2002..............................................  46,954     9.05      425     1.45%       0.12%   (11.33)%
   2001..............................................   9,631    10.21       98     1.45%       0.00%    (4.92)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................  19,486    11.38      222     1.45%       0.09%     0.95%
   2004..............................................  10,444    11.27      118     1.45%       0.00%    12.74%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.............................................. 108,060    10.41    1,125     1.45%       0.04%     4.07%
 Franklin Large Cap Growth Securities Fund -- Class 2
   Shares
   2005..............................................   7,699    13.05      101     1.45%       0.57%    (0.40)%
   2004..............................................   2,087    13.11       27     1.45%       0.43%     6.37%
   2003..............................................     971    12.32       12     1.45%       0.30%    25.11%
 Mutual Shares Securities Fund -- Class 2 Shares
   2005..............................................   8,547    14.61      125     1.45%       0.94%     8.96%
   2004..............................................   2,931    13.41       39     1.45%       0.78%    11.00%
   2003..............................................   2,707    12.08       33     1.45%       0.50%    23.33%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2005..............................................  10,579    15.82      167     1.45%       1.14%     8.58%
   2004..............................................   4,809    14.57       70     1.45%       1.06%    16.81%
   2003..............................................     921    12.47       11     1.45%       0.05%    30.30%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2005..............................................  10,423    15.28      159     1.45%       2.78%     2.06%
   2004..............................................   1,003    14.97       15     1.45%       2.89%    14.04%
   2003..............................................     740    13.13       10     1.45%       1.27%    30.04%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................  97,546    11.14    1,087     1.45%       4.97%     0.56%
   2004..............................................  94,779    11.08    1,050     1.45%       5.88%     1.92%
   2003..............................................  33,377    10.87      363     1.45%       6.61%     2.10%
   2002..............................................   3,625    10.65       39     1.45%       3.28%    (6.47)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                           Net Assets     Expenses as  Investment
                                       ------------------ % of Average   Income    Total
Type II:                       Units   Unit Value  000s    Net Assets    Ratio     Return
--------                     --------- ---------- ------- ------------ ---------- ------
 Mid-Cap Equity Fund
   2005.....................   188,601   $13.38   $ 2,523     1.45%       2.60%    10.12%
   2004.....................   169,993    12.15     2,065     1.45%       1.12%    14.34%
   2003.....................   147,857    10.62     1,571     1.45%       1.57%    31.01%
   2002.....................   118,661     8.11       962     1.45%       1.07%   (15.02)%
   2001.....................     9,068     9.54        87     1.45%       1.14%    (1.14)%
 Money Market Fund
   2005..................... 2,742,575     1.01     2,772     1.45%       2.76%     1.32%
   2004..................... 2,102,116     1.00     2,097     1.45%       1.00%    (0.51)%
   2003.....................   779,343     1.00       781     1.45%       0.79%    (0.68)%
   2002.....................   275,280     1.01       278     1.45%       1.43%     0.00%
   2001.....................   108,666     1.01       110     1.45%       3.91%     2.46%
 Premier Growth Equity Fund
   2005.....................    67,226     9.70       652     1.45%       0.37%    (0.17)%
   2004.....................    63,264     9.72       615     1.45%       0.65%     5.48%
   2003.....................    48,329     9.21       445     1.45%       0.19%    27.05%
   2002.....................    37,355     7.25       271     1.45%       0.05%   (22.16)%
   2001.....................     2,290     9.31        21     1.45%       0.14%   (10.47)%
 Real Estate Securities Fund
   2005.....................    63,303    17.95     1,136     1.45%       6.63%    10.17%
   2004.....................    37,444    16.30       610     1.45%       6.94%    30.45%
   2003.....................    15,802    12.49       197     1.45%       9.97%    24.92%
 S&P 500(R) Index Fund
   2005..................... 2,096,714     9.94    20,848     1.45%       1.73%     3.00%
   2004..................... 1,547,487     9.65    14,939     1.45%       2.03%     8.86%
   2003.....................   786,490     8.87     6,975     1.45%       1.60%    26.42%
   2002.....................   627,019     7.02     4,402     1.45%       1.64%   (23.49)%
   2001.....................    24,366     9.17       223     1.45%       1.33%   (13.55)%
 Small-Cap Value Equity Fund
   2005.....................   232,988    13.66     3,183     1.45%       1.09%     7.95%
   2004.....................   224,023    12.66     2,835     1.45%       5.83%    13.48%
   2003.....................   208,180    11.15     2,322     1.45%       0.08%    22.32%
   2002.....................   153,331     9.12     1,398     1.45%       0.45%   (15.11)%
   2001.....................     9,466    10.74       102     1.45%       0.91%     8.37%
 Total Return Fund
   2005.....................   974,704    12.46    12,143     1.45%       2.28%     2.17%
   2004.....................   390,819    12.19     4,766     1.45%       2.48%     6.62%
   2003.....................    11,203    11.44       128     1.45%       1.76%    14.37%
 U.S. Equity Fund
   2005.....................    85,844     9.62       826     1.45%       1.08%     1.03%
   2004.....................    82,155     9.52       782     1.45%       1.35%     6.60%
   2003.....................    75,469     8.93       674     1.45%       0.93%    21.49%
   2002.....................    71,518     7.35       526     1.45%       0.88%   (20.44)%
   2001.....................     2,014     9.24        19     1.45%       1.09%    (9.81)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type II:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
 Value Equity Fund
   2005..........................................  59,238   $10.08   $  597     1.45%       1.29%     2.56%
   2004..........................................  54,719     9.83      538     1.45%       1.31%     7.98%
   2003..........................................  44,515     9.10      405     1.45%       1.85%    22.26%
   2002..........................................  37,464     7.45      279     1.45%       1.41%   (18.76)%
   2001..........................................   2,533     9.17       23     1.45%       1.37%    (8.34)%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005..........................................  11,051    11.39      126     1.45%       3.15%    13.89%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005..........................................  11,170    14.57      163     1.45%       0.00%     8.06%
   2004..........................................   7,997    13.48      108     1.45%       0.00%     7.21%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.......................................... 168,754    11.34    1,914     1.45%       2.07%     6.10%
   2004.......................................... 168,581    10.69    1,802     1.45%       2.34%     6.72%
   2003.......................................... 140,349    10.02    1,406     1.45%       1.98%    12.07%
   2002.......................................... 110,810     8.94      991     1.45%       2.58%    (8.03)%
   2001..........................................  33,503     9.72      326     1.45%       2.04%    (2.84)%
 Forty Portfolio -- Service Shares
   2005..........................................  48,344    10.86      525     1.45%       0.01%    10.93%
   2004..........................................  42,595     9.79      417     1.45%       0.03%    16.26%
   2003..........................................  19,713     8.42      166     1.45%       0.28%    18.49%
   2002..........................................  18,054     7.11      128     1.45%       0.35%   (17.15)%
   2001..........................................   3,985     8.58       34     1.45%       0.37%   (14.23)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................   3,474    10.96       38     1.45%       0.00%    10.70%
   2004..........................................   3,576     9.90       35     1.45%       0.00%    12.57%
   2003..........................................   6,531     8.80       57     1.45%       0.00%    24.36%
   2002..........................................   4,698     7.07       33     1.45%       0.00%   (30.57)%
   2001..........................................   1,137    10.19       12     1.45%       0.00%     1.90%
 Global Technology Portfolio -- Service Shares
   2005..........................................   2,610     7.26       19     1.45%       0.00%     9.94%
   2004..........................................   3,044     6.61       20     1.45%       0.00%    (0.89)%
   2003..........................................   4,098     6.67       27     1.45%       0.00%    44.35%
   2002..........................................   5,022     4.62       23     1.45%       0.00%   (41.79)%
   2001..........................................   2,389     7.93       19     1.45%       0.00%   (20.65)%
 International Growth Portfolio -- Service Shares
   2005..........................................  32,617    12.62      412     1.45%       1.08%    30.03%
   2004..........................................  34,633     9.71      336     1.45%       0.93%    16.97%
   2003..........................................  19,669     8.30      163     1.45%       1.00%    32.58%
   2002..........................................   8,952     6.26       56     1.45%       0.64%   (26.84)%
   2001..........................................   1,742     8.55       15     1.45%       0.23%   (14.45)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 Large Cap Growth Portfolio -- Service Shares
   2005...............................................  25,663   $ 7.99   $  205     1.45%       0.13%     2.51%
   2004...............................................  26,211     7.80      204     1.45%       0.00%     2.69%
   2003...............................................  26,467     7.59      201     1.45%       0.00%    29.59%
   2002...............................................  20,303     5.86      119     1.45%       0.00%   (27.79)%
   2001...............................................   4,940     8.11       40     1.45%       0.00%   (18.86)%
 Mid Cap Growth Portfolio -- Service Shares
   2005...............................................  22,205     9.71      216     1.45%       0.00%    10.41%
   2004...............................................  21,754     8.79      191     1.45%       0.00%    18.73%
   2003...............................................  23,130     7.41      171     1.45%       0.00%    32.81%
   2002...............................................  19,456     5.58      109     1.45%       0.00%   (29.16)%
   2001...............................................   4,528     7.87       36     1.45%       0.00%   (21.29)%
 Worldwide Growth Portfolio -- Service Shares
   2005...............................................  30,151     8.17      246     1.45%       1.26%     4.04%
   2004...............................................  30,227     7.85      237     1.45%       0.89%     3.01%
   2003...............................................  32,786     7.62      250     1.45%       0.91%    21.89%
   2002...............................................  23,802     6.25      149     1.45%       0.76%   (26.79)%
   2001...............................................   2,421     8.54       21     1.45%       0.19%   (14.62)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005...............................................  25,292    10.85      274     1.45%       4.36%     1.32%
   2004...............................................  12,165    10.71      130     1.45%       3.39%     2.78%
   2003...............................................   7,394    10.42       77     1.45%       0.63%     2.21%
 International Equity Portfolio
   2005...............................................   1,079    16.40       18     1.45%       0.72%     9.09%
 Mid Cap Value Portfolio
   2005...............................................  29,101    16.67      485     1.45%       0.96%     7.63%
   2004...............................................  14,229    15.49      220     1.45%       0.56%    19.30%
   2003...............................................   9,374    12.98      122     1.45%       0.31%    27.75%
   2002...............................................     152    10.16        2     1.45%       0.00%    (1.63)%
 Small Company Portfolio
   2005...............................................   5,472    16.45       90     1.45%       0.00%     1.92%
   2004...............................................   2,862    16.14       46     1.45%       0.00%    25.33%
   2003...............................................   1,125    12.88       14     1.45%       0.00%    34.01%
 U.S. Large Cap Core Equity Portfolio
   2005...............................................   1,826    13.36       24     1.45%       1.17%    (0.12)%
   2004...............................................   1,739    13.38       23     1.45%       0.83%     7.90%
   2003...............................................   1,637    12.40       20     1.45%       0.00%    26.28%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005............................................... 135,434     8.25    1,117     1.45%       0.14%     2.72%
   2004............................................... 108,120     8.03      868     1.45%       0.00%     7.40%
   2003...............................................  72,388     7.47      541     1.45%       0.00%    20.83%
   2002...............................................  40,187     6.19      249     1.45%       0.00%   (28.77)%
   2001...............................................   2,249     8.68       20     1.45%       0.00%   (13.16)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2005................................................ 171,299   $ 9.70   $1,661     1.45%       0.29%     5.48%
   2004................................................  74,830     9.19      688     1.45%       0.37%     9.51%
   2003................................................  29,812     8.39      250     1.45%       0.47%    20.07%
   2002................................................  16,546     6.99      116     1.45%       0.31%   (22.30)%
   2001................................................   2,238     9.00       20     1.45%       0.00%   (10.02)%
 MFS(R) New Discovery Series -- Service Class Shares
   2005................................................  44,535     9.29      414     1.45%       0.00%     3.51%
   2004................................................  44,943     8.98      403     1.45%       0.00%     4.67%
   2003................................................  20,670     8.58      177     1.45%       0.00%    31.50%
   2002................................................  10,094     6.52       66     1.45%       0.00%   (32.79)%
   2001................................................     428     9.70        4     1.45%       0.00%    (2.96)%
 MFS(R) Strategic Income Series -- Service Class Shares
   2005................................................  14,708    11.84      174     1.45%       5.25%     0.15%
   2004................................................   5,593    11.82       66     1.45%       4.11%     5.98%
   2003................................................   1,406    11.16       16     1.45%       0.00%     8.50%
 MFS(R) Total Return Series -- Service Class Shares
   2005................................................  33,576    12.68      426     1.45%       1.60%     1.11%
   2004................................................  13,950    12.54      175     1.45%       0.99%     9.42%
   2003................................................  12,124    11.46      139     1.45%       0.36%    14.32%
   2002................................................     152    10.03        2     1.45%       0.00%    (0.27)%
 MFS(R) Utilities Series -- Service Class Shares
   2005................................................  74,715    11.80      882     1.45%       0.46%    14.89%
   2004................................................  57,043    10.27      586     1.45%       1.14%    27.96%
   2003................................................  52,527     8.03      422     1.45%       2.09%    33.61%
   2002................................................  40,100     6.01      241     1.45%       2.08%   (24.02)%
   2001................................................   4,890     7.91       39     1.45%       0.00%   (20.91)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005................................................ 136,035    14.58    1,984     1.45%       0.00%     5.89%
   2004................................................  69,362    13.77      955     1.45%       0.00%    11.40%
   2003................................................  24,394    12.36      302     1.45%       0.00%    23.62%
 Nations Marsico International Opportunities Portfolio
   2005................................................ 151,413    18.12    2,744     1.45%       1.07%    17.80%
   2004................................................  99,486    15.39    1,531     1.45%       0.52%    14.90%
   2003................................................  39,886    13.39      534     1.45%       0.01%    33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005................................................   6,129    15.59       96     1.45%       0.00%    10.37%
   2004................................................   3,632    14.13       51     1.45%       0.00%    17.70%
   2003................................................   2,535    12.00       30     1.45%       0.00%    20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005................................................  37,861    11.19      424     1.45%       1.12%     2.17%
   2004................................................   9,611    10.95      105     1.45%       0.00%     9.49%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as  Investment
                                                             ----------------- % of Average   Income    Total
Type II:                                              Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                             ------- ---------- ------ ------------ ---------- ------
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005............................................. 111,510   $13.86   $1,546     1.45%       0.68%     3.35%
   2004.............................................  71,661    13.41      961     1.45%       0.15%     5.07%
   2003.............................................   8,853    12.77      113     1.45%       0.03%    28.80%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................. 187,234    13.34    2,498     1.45%       0.77%    12.41%
   2004............................................. 104,803    11.87    1,244     1.45%       1.04%    17.16%
   2003.............................................  48,433    10.13      491     1.45%       0.49%    40.79%
   2002.............................................  21,128     7.20      152     1.45%       0.11%   (23.49)%
   2001.............................................   3,283     9.41       31     1.45%       0.00%    (5.94)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005............................................. 282,121    10.27    2,897     1.45%       1.18%     4.21%
   2004............................................. 231,025     9.85    2,277     1.45%       0.67%     7.56%
   2003............................................. 166,822     9.16    1,528     1.45%       0.79%    24.61%
   2002............................................. 128,125     7.35      942     1.45%       0.21%   (20.21)%
   2001.............................................  12,321     9.21      113     1.45%       0.00%   (11.58)%
 Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2005............................................. 121,746    17.02    2,072     1.45%       0.00%     8.13%
   2004.............................................  64,389    15.74    1,014     1.45%       0.00%    17.45%
   2003.............................................  26,082    13.40      350     1.45%       0.00%    42.15%
   2002.............................................     160     9.43        2     1.45%       0.00%    (5.71)%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005.............................................  54,761    10.41      570     1.45%       7.90%     4.14%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005.............................................   1,761    11.99       21     1.45%       3.21%     3.63%
   2004.............................................   1,889    11.57       22     1.45%       2.94%     4.03%
   2003.............................................   2,416    11.12       27     1.45%       2.64%     0.78%
   2002.............................................   2,641    11.04       29     1.45%       1.97%     6.62%
   2001.............................................   1,017    10.35       11     1.45%       1.44%     6.02%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 156,318    13.11    2,049     1.45%       6.60%     2.61%
   2004............................................. 115,339    12.78    1,474     1.45%       6.78%     7.95%
   2003.............................................  72,936    11.84      863     1.45%       7.38%    21.07%
   2002.............................................  26,611     9.78      260     1.45%       7.28%    (2.62)%
   2001.............................................   5,392    10.04       54     1.45%       2.10%     0.80%
 Long-Term U.S. Government
   Portfolio -- Administrative Class Shares
   2005............................................. 268,658    13.86    3,723     1.45%       4.43%     3.23%
   2004............................................. 239,725    13.42    3,218     1.45%       4.35%     6.01%
   2003............................................. 170,726    12.66    2,162     1.45%       4.02%     2.39%
   2002............................................. 150,388    12.37    1,860     1.45%       3.35%    15.88%
   2001.............................................  12,309    10.67      131     1.45%       0.94%     4.31%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                               ------------------ % of Average   Income    Total
Type II:                                                Units  Unit Value  000s    Net Assets    Ratio     Return
--------                                               ------- ---------- ------- ------------ ---------- ------
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  23,350   $ 9.99   $   233     1.45%       2.26%    (0.10)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 970,415    12.27    11,905     1.45%       4.34%     0.97%
   2004............................................... 790,383    12.15     9,604     1.45%       2.65%     3.37%
   2003............................................... 389,745    11.76     4,581     1.45%       3.31%     3.52%
   2002............................................... 276,091    11.36     3,136     1.45%       3.39%     7.49%
   2001...............................................  13,530    10.56       143     1.45%       1.43%     6.78%
The Prudential Series Fund, Inc.
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................     691    16.76        12     1.45%       0.00%    19.51%
 Natural Resources Portfolio -- Class II
   2005...............................................  16,162    14.86       240     1.45%       0.00%    48.61%
Rydex Variable Trust:
 OTC Fund
   2005...............................................  25,468     7.97       203     1.45%       0.00%    (0.35)%
   2004...............................................  22,472     7.99       180     1.45%       0.00%     7.76%
   2003...............................................  19,786     7.42       147     1.45%       0.00%    43.31%
   2002...............................................  17,154     5.18        89     1.45%       0.00%   (39.74)%
   2001...............................................     308     8.59         3     1.45%       0.00%   (14.09)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  10,755    14.08       151     1.45%       0.77%     2.22%
   2004...............................................   7,007    13.77        97     1.45%       0.31%     6.51%
   2003...............................................   1,469    12.93        19     1.45%       0.00%    29.33%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2005...............................................     890    15.26        14     1.45%       0.10%     1.77%
   2004...............................................     540    14.99         8     1.45%       0.00%     0.01%
   2003...............................................     349    14.99         5     1.45%       0.00%    44.07%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2005...............................................  10,236    14.78       151     1.45%       1.31%     5.96%
   2004...............................................   4,196    13.95        59     1.45%       1.10%    11.98%
   2003...............................................   4,403    12.46        55     1.45%       1.48%    29.58%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2005...............................................   4,010    17.97        72     1.45%       0.31%     8.19%
   2004...............................................     522    16.61         9     1.45%       0.28%    23.70%
   2003...............................................     522    13.43         7     1.45%       0.00%    39.60%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................... 128,429    12.32     1,582     1.45%       0.75%     2.60%
   2004...............................................  50,022    12.00       600     1.45%       0.52%    15.73%
   2003...............................................  15,943    10.37       165     1.45%       0.13%    28.87%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets    Expenses as  Investment
                                                                --------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value 000s  Net Assets    Ratio     Return
--------                                                 ------ ---------- ---- ------------ ---------- ------
 Emerging Growth Portfolio -- Class II Shares
   2005.................................................  5,051   $ 9.55   $ 48     1.45%       0.01%     6.08%
   2004.................................................  4,758     9.00     43     1.45%       0.00%     5.23%
   2003.................................................  2,320     8.56     20     1.45%       0.00%    19.01%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................    955    14.57     14     1.65%       0.52%     3.69%
   2004.................................................  1,253    14.05     18     1.65%       0.00%     9.01%
   2003.................................................    466    12.89      6     1.65%       0.00%    28.91%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005.................................................    671     9.48      6     1.65%       0.07%     7.05%
   2004.................................................    696     8.86      6     1.65%       0.00%     4.87%
   2003.................................................  1,093     8.45      9     1.65%       0.00%    27.39%
   2002.................................................    988     6.63      7     1.65%       0.00%   (25.61)%
   2001.................................................    302     8.91      3     1.65%       0.00%   (10.88)%
 AIM V.I. Growth Fund -- Series I shares
   2005................................................. 11,271     8.62     97     1.65%       0.00%     5.71%
   2004.................................................    750     8.15      6     1.65%       0.00%     6.44%
   2003.................................................    751     7.66      6     1.65%       0.00%    29.08%
   2002.................................................    768     5.93      5     1.65%       0.00%   (32.11)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005.................................................  9,657     8.25     80     1.65%       0.79%     3.92%
   2004................................................. 13,257     7.94    105     1.65%       0.45%     4.03%
   2003................................................. 25,335     7.64    193     1.65%       0.34%    23.02%
   2002................................................. 20,837     6.21    129     1.65%       0.49%   (31.41)%
   2001.................................................  4,725     9.05     43     1.65%       0.39%   (14.02)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005................................................. 53,117    10.38    551     1.65%       1.24%     2.88%
   2004................................................. 54,273    10.09    547     1.65%       0.74%     9.39%
   2003................................................. 63,264     9.22    583     1.65%       0.78%    30.01%
   2002................................................. 64,654     7.09    458     1.65%       0.55%   (23.55)%
   2001................................................. 16,785     9.28    156     1.65%       0.00%    (7.22)%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005................................................. 30,628     8.78    269     1.65%       0.00%    12.95%
   2004................................................. 17,236     7.77    134     1.65%       0.00%     6.56%
   2003................................................. 18,188     7.29    133     1.65%       0.00%    21.33%
   2002.................................................  6,812     6.01     41     1.65%       0.00%   (31.98)%
   2001.................................................  2,429     8.84     21     1.65%       0.00%   (11.62)%
 AllianceBernstein Small Cap Growth Portfolio -- Class B
   2005.................................................  1,528    10.63     16     1.65%       0.00%     3.13%
   2004.................................................  1,528    10.30     16     1.65%       0.00%    12.50%
   2003.................................................  1,528     9.16     14     1.65%       0.00%    46.22%
   2002.................................................  1,529     6.26     10     1.65%       0.00%   (33.19)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares
   2005...............................................    575   $ 7.94   $  5     1.65%       0.00%     1.91%
   2004...............................................    539     7.79      4     1.65%       0.60%     4.46%
   2003...............................................    565     7.46      4     1.65%       0.15%    23.93%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................... 23,505    10.43    245     1.65%       4.06%     2.15%
   2004............................................... 36,250    10.21    370     1.65%       2.76%     1.14%
   2003............................................... 26,638    10.09    269     1.65%       1.64%     1.26%
 VT Worldwide Health Sciences Fund
   2005...............................................  2,274    14.62     33     1.65%       0.00%     5.27%
   2004...............................................  2,410    13.89     33     1.65%       0.00%     4.49%
   2003...............................................  2,410    13.29     32     1.65%       0.00%    27.83%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005...............................................  4,817    12.47     60     1.65%       6.59%     0.59%
   2004...............................................  5,064    12.39     63     1.65%       6.04%     8.34%
   2003...............................................  7,968    11.44     91     1.65%       6.55%    19.78%
   2002...............................................  3,837     9.55     37     1.65%       6.18%    (0.44)%
   2001...............................................     53     9.58      1     1.65%       0.00%    (0.31)%
 Federated Kaufmann Fund II -- Service Shares
   2005...............................................  1,002    16.32     16     1.65%       0.00%     9.05%
   2004...............................................    903    14.97     14     1.65%       0.00%    12.59%
   2003...............................................  1,979    13.30     26     1.65%       0.00%    32.95%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005...............................................  6,244    13.73     86     1.65%       0.10%    14.73%
   2004...............................................  5,576    11.97     67     1.65%       0.15%    13.26%
   2003...............................................  8,161    10.57     86     1.65%       0.22%    26.08%
   2002...............................................  3,086     8.38     26     1.65%       0.09%   (11.10)%
   2001...............................................    808     9.43      8     1.65%       0.00%   (13.92)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005............................................... 26,910    10.92    294     1.65%       1.75%     3.83%
   2004............................................... 26,278    10.52    276     1.65%       1.15%     9.40%
   2003............................................... 26,370     9.62    254     1.65%       0.98%    27.89%
   2002...............................................  9,911     7.52     75     1.65%       0.45%   (18.52)%
   2001...............................................  2,062     9.23     19     1.65%       0.00%    (6.80)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005............................................... 14,267    10.31    147     1.65%       1.22%     5.63%
   2004............................................... 14,660     9.76    143     1.65%       0.56%     3.78%
   2003............................................... 15,727     9.41    148     1.65%       0.85%    21.41%
   2002............................................... 10,540     7.75     82     1.65%       0.29%   (18.22)%
   2001...............................................    158     9.47      1     1.65%       0.00%   (10.52)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                             ------- ---------- ---- ------------ ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  10,198   $ 8.35   $ 85     1.65%       0.25%     3.77%
   2004..............................................  11,174     8.05     90     1.65%       0.11%     1.42%
   2003..............................................  12,463     7.93     99     1.65%       0.09%    30.36%
   2002..............................................  12,319     6.09     75     1.65%       0.04%   (31.45)%
   2001..............................................     468     8.88      4     1.65%       0.00%   (19.23)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................  12,515    17.46    218     1.65%       0.00%    16.07%
   2004..............................................  13,468    15.04    203     1.65%       0.00%    22.60%
   2003..............................................  26,957    12.27    331     1.65%       0.21%    35.97%
   2002..............................................  13,738     9.02    124     1.65%       0.12%   (11.51)%
   2001..............................................   1,571    10.20     16     1.65%       0.00%    (5.12)%
Franklin Templeton Variable Insurance Products Trust:
 Mutual Shares Securities Fund -- Class 2 Shares
   2005..............................................   1,819    14.51     26     1.65%       0.94%     8.74%
   2004..............................................   1,819    13.34     24     1.65%       0.78%    10.77%
   2003..............................................   1,818    12.05     22     1.65%       0.50%    23.08%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................   2,818    11.06     31     1.65%       4.97%     0.36%
   2004..............................................   3,343    11.02     37     1.65%       5.88%     1.71%
   2003..............................................   2,648    10.83     29     1.65%       6.61%     1.89%
 Mid-Cap Equity Fund
   2005..............................................  20,514    13.25    272     1.65%       2.60%     9.90%
   2004..............................................  11,511    12.06    139     1.65%       1.12%    14.11%
   2003..............................................  11,435    10.57    121     1.65%       1.57%    30.75%
   2002..............................................  17,118     8.08    138     1.65%       1.07%   (15.19)%
 Money Market Fund
   2005..............................................  33,949     1.00     34     1.65%       2.76%     1.11%
   2004..............................................  49,033     0.99     49     1.65%       1.00%    (0.71)%
   2003.............................................. 123,772     1.00    123     1.65%       0.79%    (0.88)%
   2002.............................................. 179,540     1.01    181     1.65%       1.43%    (0.20)%
   2001..............................................   9,904     1.01     10     1.65%       3.91%     2.25%
 Premier Growth Equity Fund
   2005..............................................   2,674     9.61     26     1.65%       0.37%    (0.37)%
   2004..............................................   2,675     9.65     26     1.65%       0.65%     5.27%
   2003..............................................   2,768     9.16     25     1.65%       0.19%    26.79%
   2002..............................................   1,795     7.23     13     1.65%       0.05%   (22.32)%
   2001..............................................      29     9.30     --     1.65%       0.14%   (10.65)%
 Real Estate Securities Fund
   2005..............................................   1,389    17.86     25     1.65%       6.63%     9.94%
   2004..............................................   1,406    16.24     23     1.65%       6.94%    30.19%
   2003..............................................   1,901    12.48     24     1.65%       9.97%    24.75%
 S&P 500(R) Index Fund
   2005..............................................  47,120     9.85    464     1.65%       1.73%     2.79%
   2004..............................................  42,619     9.58    408     1.65%       2.03%     8.64%
   2003..............................................  47,772     8.82    421     1.65%       1.60%    26.16%
   2002..............................................  34,661     6.99    242     1.65%       1.64%   (23.65)%
   2001..............................................   2,381     9.16     22     1.65%       1.33%   (13.72)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                           Net Assets    Expenses as  Investment
                                                         --------------- % of Average   Income    Total
Type III:                                         Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                         ------ ---------- ---- ------------ ---------- ------
 Small-Cap Value Equity Fund
   2005.......................................... 21,399   $13.54   $290     1.65%       1.09%     7.73%
   2004.......................................... 13,726    12.56    172     1.65%       5.83%    13.25%
   2003.......................................... 14,785    11.09    164     1.65%       0.08%    22.07%
   2002..........................................  8,759     9.09     80     1.65%       0.45%   (15.28)%
   2001..........................................  1,266    10.73     14     1.65%       0.91%     8.15%
 Total Return Fund
   2005.......................................... 15,026    12.39    186     1.65%       2.28%     1.96%
   2004..........................................  9,115    12.15    111     1.65%       2.48%     6.40%
   2003..........................................  8,700    11.42     99     1.65%       1.76%    14.21%
 U.S. Equity Fund
   2005.......................................... 14,866     9.53    142     1.65%       1.08%     0.82%
   2004..........................................  4,238     9.46     40     1.65%       1.35%     6.38%
   2003..........................................  4,238     8.89     38     1.65%       0.93%    21.24%
   2002..........................................  5,075     7.33     37     1.65%       0.88%   (20.60)%
   2001..........................................     28     9.23     --     1.65%       1.09%    (9.99)%
 Value Equity Fund
   2005.......................................... 16,770     9.99    168     1.65%       1.29%     2.35%
   2004..........................................  6,342     9.76     62     1.65%       1.31%     7.76%
   2003..........................................  7,469     9.06     68     1.65%       1.85%    22.01%
   2002..........................................  8,216     7.42     61     1.65%       1.41%   (18.93)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.......................................... 23,284    11.24    262     1.65%       2.07%     5.89%
   2004.......................................... 26,410    10.61    280     1.65%       2.34%     6.51%
   2003.......................................... 36,951     9.96    368     1.65%       1.98%    11.85%
   2002.......................................... 41,381     8.91    369     1.65%       2.58%    (8.21)%
   2001..........................................  2,523     9.70     24     1.65%       2.04%    (6.48)%
 Forty Portfolio -- Service Shares
   2005..........................................  2,542    10.76     27     1.65%       0.01%    10.70%
   2004..........................................  1,121     9.72     11     1.65%       0.03%    16.02%
   2003..........................................  1,277     8.38     11     1.65%       0.28%    18.25%
   2002..........................................  1,214     7.08      9     1.65%       0.35%   (17.32)%
   2001..........................................  1,718     8.57     15     1.65%       0.37%   (23.13)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................  7,491    10.86     81     1.65%       0.00%    10.48%
   2004..........................................  7,784     9.83     77     1.65%       0.00%    12.34%
   2003..........................................  8,446     8.75     74     1.65%       0.00%    24.11%
   2002..........................................  5,576     7.05     39     1.65%       0.00%   (30.71)%
 Global Technology Portfolio -- Service Shares
   2005..........................................     --     7.20     --     1.65%       0.00%     9.72%
   2004..........................................     --     6.56     --     1.65%       0.00%    (1.09)%
   2003..........................................    332     6.63      2     1.65%       0.00%    44.06%
   2002..........................................    333     4.60      2     1.65%       0.00%   (41.91)%
   2001..........................................    333     7.93      3     1.65%       0.00%   (38.36)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
 International Growth Portfolio -- Service Shares
   2005...............................................  2,650   $12.50   $ 33     1.65%       1.08%    29.77%
   2004...............................................  3,017     9.64     29     1.65%       0.93%    16.73%
   2003...............................................  2,519     8.25     21     1.65%       1.00%    32.32%
   2002...............................................    891     6.24      6     1.65%       0.64%   (26.98)%
   2001...............................................    470     8.54      4     1.65%       0.23%   (24.70)%
 Large Cap Growth Portfolio -- Service Shares
   2005...............................................  6,286     7.92     50     1.65%       0.13%     2.30%
   2004...............................................  6,555     7.74     51     1.65%       0.00%     2.48%
   2003...............................................  6,859     7.55     52     1.65%       0.00%    29.33%
   2002...............................................  4,967     5.84     29     1.65%       0.00%   (27.93)%
 Mid Cap Growth Portfolio -- Service Shares
   2005...............................................  1,203     9.62     12     1.65%       0.00%    10.18%
   2004............................................... 11,725     8.73    102     1.65%       0.00%    18.49%
   2003...............................................  2,927     7.37     22     1.65%       0.00%    32.54%
   2002...............................................  1,801     5.56     10     1.65%       0.00%   (29.31)%
 Worldwide Growth Portfolio -- Service Shares
   2005...............................................  7,775     8.09     63     1.65%       1.26%     3.83%
   2004...............................................  8,454     7.79     66     1.65%       0.89%     2.80%
   2003...............................................  9,263     7.58     70     1.65%       0.91%    21.64%
   2002............................................... 10,366     6.23     65     1.65%       0.76%   (26.94)%
   2001...............................................    440     8.53      4     1.65%       0.19%   (23.90)%
J.P. Morgan Series Trust II:
 Mid Cap Value Portfolio
   2005...............................................  1,695    16.56     28     1.65%       0.96%     7.42%
   2004...............................................  1,695    15.42     26     1.65%       0.56%    19.06%
   2003...............................................  1,695    12.95     22     1.65%       0.31%    27.49%
 Small Company Portfolio
   2005...............................................  1,721    16.34     28     1.65%       0.00%     1.71%
   2004...............................................  1,721    16.07     28     1.65%       0.00%    25.07%
   2003...............................................  1,721    12.85     22     1.65%       0.00%    33.74%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005...............................................  6,448     8.17     53     1.65%       0.14%     2.51%
   2004...............................................  6,521     7.97     52     1.65%       0.00%     7.19%
   2003...............................................  5,766     7.44     43     1.65%       0.00%    20.58%
   2002............................................... 15,424     6.17     95     1.65%       0.00%   (28.91)%
   2001...............................................    504     8.67      4     1.65%       0.00%   (26.08)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................  5,385     9.61     52     1.65%       0.29%     5.26%
   2004...............................................  5,849     9.13     53     1.65%       0.37%     9.29%
   2003...............................................  5,421     8.35     45     1.65%       0.47%    19.83%
   2002...............................................  5,971     6.97     42     1.65%       0.31%   (22.46)%
   2001...............................................    426     8.99      4     1.65%       0.00%   (17.49)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  4,693   $ 9.21   $ 43     1.65%       0.00%     3.30%
   2004...............................................  4,837     8.91     43     1.65%       0.00%     4.46%
   2003...............................................  4,938     8.53     42     1.65%       0.00%    31.23%
   2002...............................................  2,072     6.50     13     1.65%       0.00%   (32.93)%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................  7,153    11.69     84     1.65%       0.46%    14.65%
   2004...............................................  8,475    10.20     86     1.65%       1.14%    27.70%
   2003...............................................  7,726     7.99     62     1.65%       2.09%    33.34%
   2002...............................................  8,996     5.99     54     1.65%       2.08%   (24.17)%
   2001...............................................     62     7.90      1     1.65%       0.00%   (25.70)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  7,827    14.50    114     1.65%       0.00%     5.68%
   2004...............................................  8,786    13.72    121     1.65%       0.00%    11.17%
   2003...............................................  7,561    12.35     93     1.65%       0.00%    23.45%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  4,767    18.03     86     1.65%       1.07%    17.56%
   2004...............................................  5,263    15.33     81     1.65%       0.52%    14.67%
   2003...............................................  5,090    13.37     68     1.65%       0.01%    33.72%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth
   Fund/VA -- Service Shares
   2005...............................................    112    15.51      2     1.65%       0.00%    10.14%
   2004...............................................    126    14.08      2     1.65%       0.00%    17.46%
   2003...............................................    126    11.99      2     1.65%       0.00%    19.86%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005...............................................    267    13.77      4     1.65%       0.68%     3.14%
   2004...............................................    109    13.35      1     1.65%       0.15%     0.00%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005...............................................  8,070    13.22    107     1.65%       0.77%    12.18%
   2004............................................... 14,961    11.78    176     1.65%       1.04%    16.92%
   2003...............................................  8,202    10.08     83     1.65%       0.49%    40.51%
   2002...............................................  3,631     7.17     26     1.65%       0.11%   (23.65)%
   2001...............................................    924     9.39      9     1.65%       0.00%   (13.63)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005............................................... 25,255    10.17    257     1.65%       1.18%     4.00%
   2004............................................... 23,156     9.78    227     1.65%       0.67%     7.34%
   2003............................................... 34,292     9.11    313     1.65%       0.79%    24.35%
   2002............................................... 24,867     7.33    182     1.65%       0.21%   (20.37)%
   2001...............................................  2,197     9.20     20     1.65%       0.00%   (11.76)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005...............................................  4,358    16.91     74     1.65%       0.00%     7.91%
   2004...............................................  4,764    15.67     75     1.65%       0.00%    17.21%
   2003...............................................  4,423    13.37     59     1.65%       0.00%    41.87%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio
   (U.S. Dollar Hedged) -- Administrative Class Shares
   2005...............................................  1,537   $11.88   $ 18     1.65%       3.21%     3.42%
   2004...............................................  1,583    11.49     18     1.65%       2.94%     3.82%
   2003...............................................  1,590    11.06     18     1.65%       2.64%     0.57%
   2002...............................................  1,640    11.00     18     1.65%       1.97%     6.40%
   2001...............................................    797    10.34      8     1.65%       1.44%     5.80%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................... 18,941    12.99    246     1.65%       6.60%     2.40%
   2004............................................... 19,854    12.68    252     1.65%       6.78%     7.73%
   2003............................................... 26,070    11.77    307     1.65%       7.38%    20.82%
   2002............................................... 13,819     9.74    135     1.65%       7.28%    (2.82)%
   2001...............................................    317    10.03      3     1.65%       2.10%     0.59%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005............................................... 19,045    13.73    261     1.65%       4.43%     3.02%
   2004............................................... 18,407    13.33    245     1.65%       4.35%     5.79%
   2003............................................... 23,243    12.60    293     1.65%       4.02%     2.18%
   2002............................................... 27,306    12.33    337     1.65%       3.35%    15.64%
   2001............................................... 10,046    10.66    107     1.65%       0.94%     4.09%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 55,425    12.15    674     1.65%       4.34%     0.76%
   2004............................................... 64,580    12.06    779     1.65%       2.65%     3.16%
   2003............................................... 85,023    11.69    994     1.65%       3.31%     3.31%
   2002............................................... 62,340    11.32    706     1.65%       3.39%     7.27%
   2001...............................................  8,306    10.55     88     1.65%       1.43%     6.57%
Rydex Variable Trust:
 OTC Fund
   2005...............................................  3,335     7.89     26     1.65%       0.00%    (0.55)%
   2004...............................................  8,330     7.94     66     1.65%       0.00%     7.54%
   2003...............................................  4,636     7.38     34     1.65%       0.00%    43.02%
   2002...............................................  5,514     5.16     28     1.65%       0.00%   (39.86)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................  1,254    12.22     15     1.65%       0.75%     2.40%
   2004...............................................  1,461    11.94     17     1.65%       0.52%    15.49%
   2003...............................................  1,315    10.34     14     1.65%       0.13%    28.61%
 Emerging Growth Portfolio -- Class II Shares
   2005...............................................  1,490     9.48     14     1.65%       0.01%     5.87%
   2004...............................................     41     8.96      1     1.65%       0.00%     5.02%
   2003...............................................     12     8.53      1     1.65%       0.00%    18.77%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type IV:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2005................................................   5,050   $14.25   $   72     1.60%       0.00%     4.06%
   2004................................................   5,177    13.70       71     1.60%       0.00%    10.01%
   2003................................................   3,492    12.45       43     1.60%       0.00%    24.65%
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  69,455    14.59    1,013     1.60%       0.52%     3.75%
   2004................................................  62,802    14.06      883     1.60%       0.00%     9.07%
   2003................................................  19,517    12.89      252     1.60%       0.00%    28.95%
 AIM V.I. Blue Chip Fund -- Series I shares
   2005................................................  13,812    12.52      173     1.60%       0.67%     1.85%
   2004................................................   9,699    12.29      119     1.60%       0.17%     3.00%
   2003................................................   1,160    11.94       14     1.60%       0.00%    23.14%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005................................................  16,101    10.59      171     1.60%       0.07%     7.10%
   2004................................................  16,724     9.89      165     1.60%       0.00%     4.92%
   2003................................................  12,730     9.43      120     1.60%       0.00%    27.45%
   2002................................................   5,694     7.40       42     1.60%       0.00%   (26.03)%
 AIM V.I. Growth Fund -- Series I shares
   2005................................................  12,697    10.03      127     1.60%       0.00%     5.76%
   2004................................................  16,434     9.48      156     1.60%       0.00%     6.50%
   2003................................................  17,646     8.90      157     1.60%       0.00%    29.14%
   2002................................................   8,091     6.89       56     1.60%       0.00%   (31.08)%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................  19,585    12.31      241     1.60%       0.94%    15.83%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005................................................  26,399     9.33      246     1.60%       0.79%     3.97%
   2004................................................  29,888     8.98      268     1.60%       0.45%     4.08%
   2003................................................  29,648     8.63      256     1.60%       0.34%    23.08%
   2002................................................  18,661     7.01      131     1.60%       0.49%   (29.91)%
 AIM V.I. Real Estate Fund -- Series II shares
   2005................................................   1,448    11.48       17     1.60%       2.77%    14.78%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology
   Portfolio -- Class B
   2005................................................  10,326    13.89      143     1.60%       0.00%     1.99%
   2004................................................   9,531    13.62      130     1.60%       0.00%     3.41%
   2003................................................   8,384    13.17      110     1.60%       0.00%    31.69%
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2005................................................ 284,268    11.08    3,150     1.60%       1.24%     2.93%
   2004................................................ 261,035    10.76    2,810     1.60%       0.74%     9.44%
   2003................................................ 169,732     9.84    1,669     1.60%       0.78%    30.07%
   2002................................................  70,629     7.56      534     1.60%       0.55%   (24.38)%
 AllianceBernstein International Value
   Portfolio -- Class B
   2005................................................  22,694    12.08      274     1.60%       1.01%    14.66%
   2004................................................   3,222    10.54       34     1.60%       0.00%     5.38%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                            Net Assets     Expenses as  Investment
                                                         ----------------- % of Average   Income    Total
Type IV:                                          Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------ ---------- ------ ------------ ---------- ------
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2005.......................................... 90,714   $10.43   $  946     1.60%       0.00%    13.01%
   2004.......................................... 86,258     9.23      796     1.60%       0.00%     6.61%
   2003.......................................... 66,220     8.66      573     1.60%       0.00%    21.39%
   2002.......................................... 10,095     7.13       72     1.60%       0.00%   (28.70)%
 AllianceBernstein Small Cap Growth
   Portfolio -- Class B
   2005..........................................  6,126    11.52       71     1.60%       0.00%     3.18%
   2004..........................................  6,232    11.16       70     1.60%       0.00%    12.56%
   2003..........................................  8,989     9.92       89     1.60%       0.00%    46.30%
   2002..........................................  7,344     6.78       50     1.60%       0.00%   (32.21)%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2005.......................................... 17,840    14.33      256     1.60%       1.86%     2.96%
   2004.......................................... 11,847    13.92      165     1.60%       1.37%    11.19%
   2003..........................................  8,523    12.52      107     1.60%       0.00%    27.28%
 VP International Fund -- Class I
   2005.......................................... 11,433    15.02      172     1.60%       1.02%    11.45%
   2004..........................................  8,770    13.48      118     1.60%       0.21%    13.09%
   2003..........................................  2,047    11.92       24     1.60%       0.00%    22.52%
 VP Ultra(R) Fund -- Class I
   2005.......................................... 45,479    12.96      589     1.60%       0.00%     0.54%
   2004.......................................... 29,179    12.89      376     1.60%       0.00%     8.91%
   2003..........................................    662    11.83        8     1.60%       0.00%    22.90%
 VP Value Fund -- Class I
   2005.......................................... 97,809    14.66    1,434     1.60%       6.17%     3.36%
   2004.......................................... 87,690    14.18    1,244     1.60%       0.92%    12.50%
   2003.......................................... 63,811    12.61      805     1.60%       0.84%    26.90%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005.......................................... 15,057     9.95      150     1.60%       2.81%    (0.50)%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2005..........................................  3,849    15.29       59     1.60%       0.03%     7.43%
   2004..........................................  3,913    14.23       56     1.60%       0.53%    12.64%
   2003..........................................  1,353    12.63       17     1.60%       0.43%    29.62%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2005.......................................... 21,848     9.35      204     1.60%       0.00%     1.96%
   2004.......................................... 18,353     9.17      168     1.60%       0.60%     4.51%
   2003..........................................  2,414     8.77       21     1.60%       0.15%    23.99%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2005.......................................... 50,673     9.88      500     1.60%       2.67%     1.03%
   2004.......................................... 57,513     9.78      562     1.60%       0.63%    (1.05)%
   2003..........................................    550     9.88        5     1.60%       0.35%    (1.08)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................... 333,526   $10.44   $3,483     1.60%       4.06%     2.20%
   2004............................................... 250,029    10.22    2,555     1.60%       2.76%     1.19%
   2003...............................................  28,306    10.10      286     1.60%       1.64%     1.31%
 VT Worldwide Health Sciences Fund
   2005...............................................  41,445    14.64      607     1.60%       0.00%     5.32%
   2004...............................................  33,095    13.90      460     1.60%       0.00%     4.54%
   2003...............................................  13,554    13.30      180     1.60%       0.00%    27.90%
FAM Variable Series Fund, Inc.
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...............................................   6,660    10.97       73     1.60%       0.29%     0.98%
   2004...............................................   2,080    10.87       23     1.60%       1.91%     8.67%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005...............................................   2,538    11.05       28     1.60%       0.00%    10.54%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005...............................................   4,175    11.80       49     1.60%       0.00%     8.71%
   2004...............................................   2,808    10.85       30     1.60%       0.20%     8.53%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005...............................................   7,452    12.14       90     1.60%       1.01%     8.35%
   2004...............................................   1,463    11.21       16     1.60%      18.24%    12.05%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005...............................................  86,487    12.81    1,108     1.60%       6.59%     0.64%
   2004...............................................  71,122    12.73      906     1.60%       6.04%     8.40%
   2003...............................................  37,414    11.75      439     1.60%       6.55%    19.85%
   2002...............................................  12,646     9.80      124     1.60%       6.18%    (1.99)%
 Federated Kaufmann Fund II -- Service Shares
   2005...............................................  83,653    16.35    1,367     1.60%       0.00%     9.11%
   2004...............................................  65,988    14.98      989     1.60%       0.00%    12.65%
   2003...............................................  17,950    13.30      239     1.60%       0.00%    33.00%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................     497    10.57        5     1.60%       0.33%     2.13%
   2004...............................................     519    10.35        5     1.60%       0.00%     3.52%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................... 398,677    14.41    5,745     1.60%       0.10%    14.79%
   2004............................................... 266,394    12.55    3,344     1.60%       0.15%    13.32%
   2003............................................... 135,316    11.08    1,499     1.60%       0.22%    26.15%
   2002...............................................  60,564     8.78      532     1.60%       0.09%   (12.17)%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2005...............................................   2,040    14.00       29     1.60%       0.00%    18.75%
   2004...............................................      97    11.79        1     1.60%       0.00%     0.00%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type IV:                                               Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                              ------- ---------- ------ ------------ ---------- ------
 VIP Equity-Income Portfolio -- Service Class 2
   2005.............................................. 224,213   $11.43   $2,562     1.60%       1.75%     3.89%
   2004.............................................. 213,582    11.00    2,349     1.60%       1.15%     9.45%
   2003.............................................. 102,175    10.05    1,027     1.60%       0.98%    27.95%
   2002..............................................  33,456     7.85      263     1.60%       0.45%   (21.47)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005.............................................. 134,916    10.86    1,465     1.60%       1.22%     5.69%
   2004.............................................. 120,440    10.27    1,237     1.60%       0.56%     3.84%
   2003..............................................  33,551     9.89      332     1.60%       0.85%    21.47%
   2002..............................................  19,172     8.15      156     1.60%       0.29%   (18.54)%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  93,375     9.35      873     1.60%       0.25%     3.82%
   2004.............................................. 103,478     9.01      932     1.60%       0.11%     1.47%
   2003..............................................  62,076     8.88      551     1.60%       0.09%    30.42%
   2002..............................................  20,580     6.81      140     1.60%       0.04%   (31.93)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 203,574    17.00    3,462     1.60%       0.00%    16.13%
   2004.............................................. 146,394    14.64    2,143     1.60%       0.00%    22.66%
   2003..............................................  95,913    11.94    1,145     1.60%       0.21%    36.04%
   2002..............................................  48,119     8.77      422     1.60%       0.12%   (12.26)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................   2,081    11.35       24     1.60%       0.09%     0.79%
   2004..............................................   1,000    11.26       11     1.60%       0.00%    12.63%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................  28,591    10.40      297     1.60%       0.04%     3.96%
 Franklin Large Cap Growth Securities Fund -- Class 2
   Shares
   2005..............................................  19,756    12.99      257     1.60%       0.57%    (0.55)%
   2004..............................................  17,459    13.06      228     1.60%       0.43%     6.21%
   2003..............................................   6,139    12.30       75     1.60%       0.30%    24.92%
 Mutual Shares Securities Fund -- Class 2 Shares
   2005..............................................  22,235    14.53      323     1.60%       0.94%     8.79%
   2004..............................................  22,138    13.36      296     1.60%       0.78%    10.83%
   2003..............................................   6,192    12.05       75     1.60%       0.50%    23.15%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2005..............................................  77,610    15.74    1,221     1.60%       1.14%     8.41%
   2004..............................................  71,929    14.52    1,044     1.60%       1.06%    16.63%
   2003..............................................  43,314    12.45      539     1.60%       0.05%    30.10%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2005..............................................  12,832    15.20      195     1.60%       2.78%     1.90%
   2004..............................................   6,665    14.92       99     1.60%       2.89%    13.87%
   2003..............................................     896    13.10       12     1.60%       1.27%    29.84%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                          Net Assets     Expenses as  Investment
                                       ----------------- % of Average   Income    Total
Type IV:                       Units   Unit Value  000s   Net Assets    Ratio     Return
--------                     --------- ---------- ------ ------------ ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005.....................   143,594   $11.08   $1,591     1.60%       4.97%     0.41%
   2004.....................   156,106    11.03    1,723     1.60%       5.88%     1.77%
   2003.....................    84,484    10.84      916     1.60%       6.61%     1.94%
   2002.....................     1,450    10.64       15     1.60%       3.28%     6.36%
 Mid-Cap Equity Fund
   2005.....................    89,802    13.17    1,183     1.60%       2.60%     9.96%
   2004.....................    85,624    11.98    1,025     1.60%       1.12%    14.17%
   2003.....................    60,649    10.49      636     1.60%       1.57%    30.81%
   2002.....................    28,293     8.02      227     1.60%       1.07%   (19.81)%
 Money Market Fund
   2005.....................   998,082     0.99      993     1.60%       2.76%     1.17%
   2004..................... 1,138,513     0.98    1,120     1.60%       1.00%    (0.66)%
   2003.....................   689,523     0.99      683     1.60%       0.79%    (0.83)%
   2002.....................   449,804     1.00      450     1.60%       1.43%    (0.16)%
 Premier Growth Equity Fund
   2005.....................    56,444    10.12      571     1.60%       0.37%    (0.32)%
   2004.....................    51,834    10.15      526     1.60%       0.65%     5.32%
   2003.....................    36,081     9.64      348     1.60%       0.19%    26.85%
   2002.....................    11,446     7.60       87     1.60%       0.05%   (24.00)%
 Real Estate Securities Fund
   2005.....................    65,785    17.88    1,176     1.60%       6.63%    10.00%
   2004.....................    46,125    16.25      750     1.60%       6.94%    30.25%
   2003.....................    13,021    12.48      162     1.60%       9.97%    24.79%
 S&P 500(R) Index Fund
   2005.....................   692,994    10.63    7,370     1.60%       1.73%     2.84%
   2004.....................   695,382    10.34    7,191     1.60%       2.03%     8.69%
   2003.....................   337,746     9.51    3,213     1.60%       1.60%    26.22%
   2002.....................    46,625     7.54      352     1.60%       1.64%   (24.63)%
 Small-Cap Value Equity Fund
   2005.....................   113,582    12.54    1,425     1.60%       1.09%     7.78%
   2004.....................   103,448    11.64    1,204     1.60%       5.83%    13.31%
   2003.....................    91,102    10.27      936     1.60%       0.08%    22.13%
   2002.....................    51,245     8.41      431     1.60%       0.45%   (15.89)%
 Total Return Fund
   2005.....................   235,563    12.41    2,923     1.60%       2.28%     2.02%
   2004.....................   202,048    12.16    2,457     1.60%       2.48%     6.46%
   2003.....................    31,429    11.42      359     1.60%       1.76%    14.25%
 U.S. Equity Fund
   2005.....................    28,946    10.14      294     1.60%       1.08%     0.87%
   2004.....................    23,804    10.05      239     1.60%       1.35%     6.44%
   2003.....................    20,235     9.45      191     1.60%       0.93%    21.31%
   2002.....................    12,337     7.79       96     1.60%       0.88%   (22.13)%
 Value Equity Fund
   2005.....................    75,513    10.62      802     1.60%       1.29%     2.40%
   2004.....................    74,152    10.37      769     1.60%       1.31%     7.82%
   2003.....................    57,237     9.62      551     1.60%       1.85%    22.07%
   2002.....................    26,584     7.88      209     1.60%       1.41%   (21.18)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type IV:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005..........................................  11,969   $11.38   $  136     1.60%       3.15%    13.77%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive
   Growth Fund -- Class II
   2005..........................................  12,396    14.51      180     1.60%       0.00%     7.89%
   2004..........................................   4,016    13.45       54     1.60%       0.00%     7.05%
   2003..........................................   2,366    12.56       30     1.60%       0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.......................................... 183,799    11.48    2,111     1.60%       2.07%     5.94%
   2004.......................................... 190,850    10.84    2,069     1.60%       2.34%     6.56%
   2003.......................................... 167,564    10.17    1,704     1.60%       1.98%    11.90%
   2002..........................................  80,645     9.09      733     1.60%       2.58%    (9.10)%
 Forty Portfolio -- Service Shares
   2005..........................................   4,198    12.82       54     1.60%       0.01%    10.76%
   2004..........................................   4,628    11.58       54     1.60%       0.03%    16.08%
   2003..........................................   3,856     9.97       38     1.60%       0.28%    18.31%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................   2,972    11.71       35     1.60%       0.00%    10.53%
   2004..........................................   2,737    10.59       29     1.60%       0.00%    12.40%
   2003..........................................   2,674     9.42       25     1.60%       0.00%    24.17%
   2002..........................................     198     7.59        2     1.60%       0.00%   (24.11)%
 Global Technology Portfolio -- Service Shares
   2005..........................................   4,143     9.33       39     1.60%       0.00%     9.77%
   2004..........................................   4,611     8.50       39     1.60%       0.00%    (1.04)%
   2003..........................................   4,316     8.59       37     1.60%       0.00%    44.13%
   2002..........................................   3,896     5.96       23     1.60%       0.00%   (40.39)%
 International Growth Portfolio -- Service Shares
   2005..........................................  29,607    14.72      436     1.60%       1.08%    29.84%
   2004..........................................  33,797    11.34      383     1.60%       0.93%    16.79%
   2003..........................................  30,783     9.71      299     1.60%       1.00%    32.38%
   2002..........................................   5,962     7.33       44     1.60%       0.64%   (26.67)%
 Large Cap Growth Portfolio -- Service Shares
   2005..........................................   6,190     9.61       59     1.60%       0.13%     2.35%
   2004..........................................   8,425     9.39       79     1.60%       0.00%     2.53%
   2003..........................................   9,756     9.16       89     1.60%       0.00%    29.39%
   2002..........................................   6,285     7.08       45     1.60%       0.00%   (29.22)%
 Mid Cap Growth Portfolio -- Service Shares
   2005..........................................   7,075    13.42       95     1.60%       0.00%    10.24%
   2004..........................................   7,352    12.17       89     1.60%       0.00%    18.55%
   2003..........................................   6,079    10.27       62     1.60%       0.00%    32.61%
   2002..........................................   5,577     7.74       43     1.60%       0.00%   (22.58)%
 Worldwide Growth Portfolio -- Service Shares
   2005..........................................  37,897     9.54      362     1.60%       1.26%     3.88%
   2004..........................................  34,824     9.19      320     1.60%       0.89%     2.86%
   2003..........................................  40,941     8.93      366     1.60%       0.91%    21.70%
   2002..........................................  33,137     7.34      243     1.60%       0.76%   (26.60)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type IV:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005................................................ 143,327   $10.79   $1,547     1.60%       4.36%     1.17%
   2004................................................  99,245    10.67    1,059     1.60%       3.39%     2.62%
   2003................................................  23,893    10.40      248     1.60%       0.63%     2.06%
 International Equity Portfolio
   2005................................................   7,521    16.32      123     1.60%       0.72%     8.93%
   2004................................................   4,494    14.98       67     1.60%       0.48%    16.48%
   2003................................................     950    12.86       12     1.60%       0.00%    30.33%
 Mid Cap Value Portfolio
   2005................................................ 152,287    16.59    2,526     1.60%       0.96%     7.47%
   2004................................................ 122,140    15.44    1,885     1.60%       0.56%    19.12%
   2003................................................  52,773    12.96      684     1.60%       0.31%    27.55%
 Small Company Portfolio
   2005................................................  18,831    16.37      308     1.60%       0.00%     1.77%
   2004................................................  15,882    16.09      256     1.60%       0.00%    25.14%
   2003................................................   4,609    12.86       59     1.60%       0.00%    33.80%
 U.S. Large Cap Core Equity Portfolio
   2005................................................   9,679    13.29      129     1.60%       1.17%    (0.27)%
   2004................................................   8,192    13.33      109     1.60%       0.83%     7.74%
   2003................................................   2,737    12.37       34     1.60%       0.00%    26.09%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005................................................  91,062     9.61      875     1.60%       0.14%     2.56%
   2004................................................  82,552     9.37      773     1.60%       0.00%     7.24%
   2003................................................  51,479     8.73      450     1.60%       0.00%    20.64%
   2002................................................  20,603     7.24      149     1.60%       0.00%   (27.61)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005................................................ 184,962    10.62    1,965     1.60%       0.29%     5.32%
   2004................................................ 178,250    10.09    1,798     1.60%       0.37%     9.35%
   2003................................................  86,862     9.23      801     1.60%       0.47%    19.89%
   2002................................................  35,076     7.70      270     1.60%       0.31%   (23.04)%
 MFS(R) New Discovery Series -- Service Class Shares
   2005................................................  49,351     9.69      478     1.60%       0.00%     3.36%
   2004................................................  48,727     9.38      457     1.60%       0.00%     4.51%
   2003................................................  45,717     8.97      410     1.60%       0.00%    31.30%
   2002................................................   7,509     6.83       51     1.60%       0.00%   (31.66)%
 MFS(R) Strategic Income Series -- Service Class Shares
   2005................................................  29,430    11.78      347     1.60%       5.25%     0.00%
   2004................................................  13,199    11.78      156     1.60%       4.11%     5.82%
   2003................................................   5,724    11.13       64     1.60%       0.00%     8.34%
 MFS(R) Total Return Series -- Service Class Shares
   2005................................................  78,093    12.62      985     1.60%       1.60%     0.96%
   2004................................................  38,814    12.50      485     1.60%       0.99%     9.25%
   2003................................................   5,547    11.44       63     1.60%       0.36%    14.15%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................  51,763   $15.61   $  808     1.60%       0.46%    14.71%
   2004...............................................  34,079    13.61      464     1.60%       1.14%    27.77%
   2003...............................................   8,480    10.65       90     1.60%       2.09%    33.41%
   2002...............................................   4,054     7.99       32     1.60%       2.08%   (20.14)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  43,137    14.52      627     1.60%       0.00%     5.73%
   2004...............................................  32,534    13.74      447     1.60%       0.00%    11.23%
   2003...............................................  17,018    12.35      210     1.60%       0.00%    23.49%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  41,320    18.05      746     1.60%       1.07%    17.62%
   2004...............................................  29,327    15.35      450     1.60%       0.52%    14.73%
   2003...............................................   8,270    13.38      111     1.60%       0.01%    33.77%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................   9,710    15.53      151     1.60%       0.00%    10.20%
   2004...............................................   8,229    14.09      116     1.60%       0.00%    17.52%
   2003...............................................   4,842    11.99       58     1.60%       0.00%    19.90%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................  51,345    11.16      573     1.60%       1.12%     2.02%
   2004...............................................  10,799    10.94      118     1.60%       0.00%     9.38%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005............................................... 218,436    13.79    3,013     1.60%       0.68%     3.19%
   2004............................................... 199,631    13.37    2,668     1.60%       0.15%     4.91%
   2003...............................................  66,420    12.74      846     1.60%       0.03%    28.60%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 154,205    13.83    2,132     1.60%       0.77%    12.24%
   2004............................................... 116,739    12.32    1,438     1.60%       1.04%    16.98%
   2003...............................................  89,718    10.53      945     1.60%       0.49%    40.58%
   2002...............................................  47,524     7.49      356     1.60%       0.11%   (25.09)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005............................................... 343,711    10.89    3,742     1.60%       1.18%     4.05%
   2004............................................... 331,477    10.46    3,468     1.60%       0.67%     7.40%
   2003............................................... 242,188     9.74    2,359     1.60%       0.79%    24.42%
   2002............................................... 127,593     7.83      999     1.60%       0.21%   (21.70)%
 Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2005............................................... 116,049    16.94    1,966     1.60%       0.00%     7.96%
   2004...............................................  97,208    15.69    1,525     1.60%       0.00%    17.27%
   2003...............................................  53,612    13.38      717     1.60%       0.00%    41.94%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005...............................................   3,762    10.40       39     1.60%       7.90%     4.03%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005...............................................   7,788   $11.52   $   90     1.60%       3.21%     3.47%
   2004...............................................   7,254    11.13       81     1.60%       2.94%     3.87%
   2003...............................................   3,381    10.72       36     1.60%       2.64%     0.62%
   2002...............................................   3,186    10.65       34     1.60%       1.97%    (6.50)%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................... 146,080    12.97    1,894     1.60%       6.60%     2.45%
   2004............................................... 130,738    12.66    1,655     1.60%       6.78%     7.79%
   2003...............................................  76,350    11.74      897     1.60%       7.38%    20.88%
   2002...............................................  39,904     9.71      387     1.60%       7.28%    (2.85)%
 Long-Term U.S. Government
   Portfolio -- Administrative Class Shares
   2005............................................... 240,910    13.05    3,143     1.60%       4.43%     3.07%
   2004............................................... 200,187    12.66    2,534     1.60%       4.35%     5.84%
   2003............................................... 130,619    11.96    1,562     1.60%       4.02%     2.23%
   2002............................................... 101,339    11.70    1,186     1.60%       3.35%   (16.97)%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  18,052     9.98      180     1.60%       2.26%    (0.20)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 558,252    11.50    6,420     1.60%       4.34%     0.81%
   2004............................................... 507,955    11.41    5,794     1.60%       2.65%     3.21%
   2003............................................... 389,832    11.05    4,309     1.60%       3.31%     3.36%
   2002............................................... 242,867    10.69    2,596     1.60%       3.39%    (6.94)%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................   3,107    16.69       52     1.60%       0.00%    19.33%
   2004...............................................     965    13.99       14     1.60%       0.00%     0.00%
 Jennison Portfolio -- Class II Shares
   2005...............................................   2,683    14.61       39     1.60%       0.00%    12.21%
   2004...............................................   5,487    13.02       71     1.60%       0.04%     7.47%
   2003...............................................   4,620    12.12       56     1.60%       0.00%    21.16%
 Natural Resources Portfolio -- Class II
   2005...............................................   2,289    14.85       34     1.60%       0.00%    48.45%
Rydex Variable Trust:
 OTC Fund
   2005...............................................  49,381     9.39      464     1.60%       0.00%    (0.50)%
   2004...............................................  48,742     9.44      460     1.60%       0.00%     7.60%
   2003...............................................  26,900     8.77      236     1.60%       0.00%    43.09%
   2002...............................................  13,798     6.13       85     1.60%       0.00%   (38.70)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  11,983    14.02      168     1.60%       0.77%     2.06%
   2004...............................................   9,185    13.74      126     1.60%       0.31%     6.34%
   2003...............................................   1,498    12.92       19     1.60%       0.00%    29.20%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------ ---------- ------ ------------ ---------- ------
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares
   2005................................................ 10,180   $15.18   $  155     1.60%       0.10%     1.62%
   2004................................................  6,392    14.94       95     1.60%       0.00%    (0.15)%
   2003................................................  2,760    14.96       41     1.60%       0.00%    43.85%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2005................................................ 30,460    14.71      448     1.60%       1.31%     5.80%
   2004................................................ 29,297    13.90      407     1.60%       1.10%    11.81%
   2003................................................ 17,801    12.44      221     1.60%       1.48%    29.38%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2005................................................ 25,761    17.88      461     1.60%       0.31%     8.03%
   2004................................................ 20,023    16.55      331     1.60%       0.28%    23.52%
   2003................................................  3,257    13.40       44     1.60%       0.00%    39.38%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005................................................ 91,949    12.25    1,126     1.60%       0.75%     2.45%
   2004................................................ 61,659    11.95      737     1.60%       0.52%    15.55%
   2003................................................ 23,679    10.35      245     1.60%       0.13%    28.68%
 Emerging Growth Portfolio -- Class II Shares
   2005................................................ 10,502     9.50      100     1.60%       0.01%     5.92%
   2004................................................  9,109     8.97       82     1.60%       0.00%     5.07%
   2003................................................  6,477     8.54       55     1.60%       0.00%    18.83%

Type V:
-------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  3,805    14.51       55     1.80%       0.52%     3.54%
   2004................................................  7,503    14.02      105     1.80%       0.00%     8.84%
   2003................................................  6,296    12.88       81     1.80%       0.00%    28.77%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005................................................  2,675    10.51       28     1.80%       0.07%     6.88%
   2004................................................  2,844     9.83       28     1.80%       0.00%     4.71%
   2003................................................  2,931     9.39       28     1.80%       0.00%    27.19%
 AIM V.I. Growth Fund -- Series I shares
   2005................................................  3,495     9.95       35     1.80%       0.00%     5.55%
   2004................................................  3,458     9.42       33     1.80%       0.00%     6.28%
   2003................................................  3,385     8.87       30     1.80%       0.00%    28.88%
   2002................................................  1,967     6.88       14     1.80%       0.00%   (26.15)%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................  2,267    12.28       28     1.80%       0.94%    15.59%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005................................................  4,630     9.26       43     1.80%       0.79%     3.76%
   2004................................................  7,267     8.93       65     1.80%       0.45%     3.87%
   2003................................................  6,455     8.59       55     1.80%       0.34%    22.83%
   2002................................................ 15,527     7.00      109     1.80%       0.49%   (30.03)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type V:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology
   Portfolio -- Class B
   2005...............................................     524   $13.81   $    7     1.80%       0.00%     1.79%
   2004...............................................   3,077    13.57       42     1.80%       0.00%     3.20%
   2003...............................................   3,005    13.15       40     1.80%       0.00%    31.51%
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2005...............................................  86,656    10.99      953     1.80%       1.24%     2.72%
   2004...............................................  87,605    10.70      938     1.80%       0.74%     9.22%
   2003...............................................  72,558     9.80      711     1.80%       0.78%    29.81%
   2002...............................................  29,436     7.55      222     1.80%       0.55%   (24.51)%
 AllianceBernstein International Value
   Portfolio -- Class B
   2005...............................................   5,913    12.06       71     1.80%       1.01%    14.43%
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2005...............................................  17,191    10.35      178     1.80%       0.00%    12.78%
   2004...............................................  19,610     9.18      180     1.80%       0.00%     6.40%
   2003...............................................  16,464     8.62      142     1.80%       0.00%    21.15%
   2002...............................................   3,300     7.12       23     1.80%       0.00%   (28.81)%
American Century Variable Portfolios, Inc.:
 VP International Fund -- Class I
   2005...............................................   1,594    14.92       24     1.80%       1.02%    11.22%
 VP Ultra(R) Fund -- Class I
   2005...............................................   1,225    12.87       16     1.80%       0.00%     0.33%
   2004...............................................   1,061    12.83       14     1.80%       0.00%     8.68%
   2003...............................................     902    11.80       11     1.80%       0.00%    22.65%
 VP Value Fund -- Class I
   2005...............................................     155    14.56        2     1.80%       6.17%     3.15%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2005...............................................   2,189     9.81       21     1.80%       2.67%     0.82%
   2004...............................................   3,207     9.73       31     1.80%       0.63%     0.00%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................... 119,710    10.37    1,242     1.80%       4.06%     2.00%
   2004...............................................  73,987    10.17      752     1.80%       2.76%     0.98%
   2003...............................................   8,927    10.07       90     1.80%       1.64%     1.11%
 VT Worldwide Health Sciences Fund
   2005...............................................   2,222    14.55       32     1.80%       0.00%     5.11%
   2004...............................................   2,313    13.84       32     1.80%       0.00%     4.33%
   2003...............................................   1,094    13.27       15     1.80%       0.00%    27.64%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets    Expenses as  Investment
                                                             --------------- % of Average   Income    Total
Type V:                                               Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                               ------ ---------- ---- ------------ ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................  9,934   $12.71   $126     1.80%       6.59%     0.44%
   2004..............................................  8,133    12.66    103     1.80%       6.04%     8.18%
   2003.............................................. 10,220    11.70    120     1.80%       6.55%    19.60%
   2002..............................................  1,030     9.78     10     1.80%       6.18%    (2.16)%
 Federated Kaufmann Fund II -- Service Shares
   2005..............................................  7,779    16.26    126     1.80%       0.00%     8.89%
   2004..............................................  5,995    14.93     90     1.80%       0.00%    12.42%
   2003..............................................  3,471    13.28     46     1.80%       0.00%    32.81%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005.............................................. 53,025    14.30    758     1.80%       0.10%    14.55%
   2004.............................................. 29,932    12.48    374     1.80%       0.15%    13.09%
   2003.............................................. 13,793    11.04    152     1.80%       0.22%    25.89%
   2002..............................................  2,258     8.77     20     1.80%       0.09%   (12.32)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005.............................................. 65,539    11.34    743     1.80%       1.75%     3.68%
   2004.............................................. 60,159    10.94    658     1.80%       1.15%     9.23%
   2003.............................................. 52,444    10.01    525     1.80%       0.98%    27.69%
   2002.............................................. 22,674     7.84    178     1.80%       0.45%   (21.60)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005..............................................  7,979    10.77     86     1.80%       1.22%     5.47%
   2004..............................................  4,319    10.22     44     1.80%       0.56%     3.62%
   2003.............................................. 13,084     9.86    129     1.80%       0.85%    21.22%
   2002.............................................. 10,477     8.13     85     1.80%       0.29%   (18.68)%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  7,972     9.28     74     1.80%       0.25%     3.61%
   2004..............................................  7,706     8.96     69     1.80%       0.11%     1.27%
   2003..............................................  4,875     8.85     43     1.80%       0.09%    30.16%
   2002..............................................  1,830     6.80     12     1.80%       0.04%   (32.04)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 38,530    16.87    650     1.80%       0.00%    15.90%
   2004.............................................. 38,518    14.56    561     1.80%       0.00%    22.41%
   2003.............................................. 44,549    11.89    530     1.80%       0.21%    35.77%
   2002.............................................. 42,836     8.76    375     1.80%       0.12%   (12.40)%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................    907    10.38      9     1.80%       0.04%     3.82%
 Mutual Shares Securities Fund -- Class 2 Shares
   2005..............................................    750    14.44     11     1.80%       0.94%     8.57%
   2004..............................................    906    13.30     12     1.80%       0.78%    10.61%
   2003..............................................    906    12.02     11     1.80%       0.50%    22.90%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2005..............................................  2,319    15.63     36     1.80%       1.14%     8.19%
   2004..............................................  2,253    14.45     33     1.80%       1.06%    16.40%
   2003..............................................    202    12.41      3     1.80%       0.05%    29.84%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                              Net Assets     Expenses as  Investment
                                                           ----------------- % of Average   Income    Total
Type V:                                             Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                            ------- ---------- ------ ------------ ---------- ------
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2005...........................................   1,028   $15.10   $   16     1.80%       2.78%     1.70%
   2004...........................................     734    14.85       11     1.80%       2.89%    13.64%
   2003...........................................     734    13.07       10     1.80%       1.27%    29.58%
GE Investments Funds, Inc.:
 Income Fund
   2005...........................................  14,742    11.00      162     1.80%       4.97%     0.21%
   2004...........................................  14,741    10.97      162     1.80%       5.88%     1.56%
   2003...........................................  13,639    10.81      147     1.80%       6.61%     1.73%
   2002...........................................     160    10.62        2     1.80%       3.28%     6.20%
 Mid-Cap Equity Fund
   2005...........................................  27,025    13.07      353     1.80%       2.60%     9.74%
   2004...........................................  30,131    11.91      359     1.80%       1.12%    13.94%
   2003...........................................  32,636    10.45      341     1.80%       1.57%    30.55%
   2002...........................................  19,610     8.01      157     1.80%       1.07%   (19.94)%
 Money Market Fund
   2005........................................... 462,125     0.99      456     1.80%       2.76%     0.96%
   2004........................................... 467,693     0.98      457     1.80%       1.00%    (0.86)%
   2003........................................... 526,897     0.99      520     1.80%       0.79%    (1.03)%
   2002........................................... 686,286     1.00      686     1.80%       1.43%    (0.33)%
 Premier Growth Equity Fund
   2005...........................................   6,207    10.04       62     1.80%       0.37%    (0.53)%
   2004...........................................   6,558    10.10       66     1.80%       0.65%     5.11%
   2003...........................................  10,227     9.61       98     1.80%       0.19%    26.60%
   2002...........................................   1,455     7.59       11     1.80%       0.05%   (24.13)%
 Real Estate Securities Fund
   2005...........................................   8,306    17.78      148     1.80%       6.63%     9.78%
   2004...........................................  13,025    16.20      211     1.80%       6.94%    29.99%
   2003...........................................   9,370    12.46      117     1.80%       9.97%    24.62%
 S&P 500(R) Index Fund
   2005........................................... 109,914    10.55    1,160     1.80%       1.73%     2.63%
   2004........................................... 110,320    10.28    1,134     1.80%       2.03%     8.47%
   2003........................................... 126,905     9.48    1,203     1.80%       1.60%    25.97%
   2002...........................................  60,298     7.52      453     1.80%       1.64%   (24.75)%
 Small-Cap Value Equity Fund
   2005...........................................  13,655    12.45      170     1.80%       1.09%     7.57%
   2004...........................................  17,147    11.57      198     1.80%       5.83%    13.08%
   2003...........................................  18,869    10.23      193     1.80%       0.08%    21.88%
   2002...........................................  13,607     8.40      114     1.80%       0.45%    16.03%
 Total Return Fund
   2005...........................................  11,682    12.34      144     1.80%       2.28%     1.81%
   2004...........................................  12,533    12.12      152     1.80%       2.48%     6.24%
   2003...........................................  10,503    11.41      120     1.80%       1.76%    14.09%
 U.S. Equity Fund
   2005...........................................   8,551    10.06       86     1.80%       1.08%     0.67%
   2004...........................................   8,543    10.00       85     1.80%       1.35%     6.22%
   2003...........................................   8,202     9.41       77     1.80%       0.93%    21.06%
   2002...........................................   2,356     7.77       18     1.80%       0.88%   (22.26)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as  Investment
                                                             ----------------- % of Average   Income    Total
Type V:                                               Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                              ------- ---------- ------ ------------ ---------- ------
 Value Equity Fund
   2005.............................................  24,466   $10.54   $  258     1.80%       1.29%     2.19%
   2004.............................................  24,854    10.31      256     1.80%       1.31%     7.60%
   2003.............................................  26,208     9.59      251     1.80%       1.85%    21.82%
   2002.............................................   9,306     7.87       73     1.80%       1.41%   (21.31)%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005.............................................   1,930    11.36       22     1.80%       3.15%    13.62%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005.............................................   1,536    14.43       22     1.80%       0.00%     7.68%
   2004.............................................   2,075    13.40       28     1.80%       0.00%     6.83%
   2003.............................................     163    12.54        2     1.80%       0.00%    25.44%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................. 105,654    11.39    1,204     1.80%       2.07%     5.73%
   2004............................................. 128,209    10.78    1,382     1.80%       2.34%     6.34%
   2003............................................. 127,350    10.13    1,291     1.80%       1.98%    11.68%
   2002............................................. 109,084     9.07      989     1.80%       2.58%    (9.26)%
 Forty Portfolio -- Service Shares
   2005.............................................   1,624    12.72       21     1.80%       0.01%    10.54%
   2004.............................................   1,929    11.51       22     1.80%       0.03%    15.85%
   2003.............................................   2,041     9.93       20     1.80%       0.28%    18.07%
   2002.............................................   3,613     8.41       30     1.80%       0.35%   (15.86)%
 Global Life Sciences Portfolio -- Service Shares
   2005.............................................   1,426    11.62       17     1.80%       0.00%    10.31%
   2004.............................................   1,594    10.53       17     1.80%       0.00%    12.17%
   2003.............................................   1,600     9.39       15     1.80%       0.00%    23.92%
   2002.............................................   2,891     7.58       22     1.80%       0.00%   (24.23)%
 Global Technology Portfolio -- Service Shares
   2005.............................................   1,488     9.26       14     1.80%       0.00%     9.55%
   2004.............................................   2,839     8.45       24     1.80%       0.00%    (1.24)%
   2003.............................................   1,399     8.56       12     1.80%       0.00%    43.84%
   2002.............................................   4,779     5.95       28     1.80%       0.00%   (40.49)%
 International Growth Portfolio -- Service Shares
   2005.............................................   5,763    14.61       84     1.80%       1.08%    29.57%
   2004.............................................   6,131    11.27       69     1.80%       0.93%    16.55%
   2003.............................................   5,991     9.67       58     1.80%       1.00%    32.11%
   2002.............................................   1,352     7.32       10     1.80%       0.64%    26.79%
 Large Cap Growth Portfolio -- Service Shares
   2005.............................................   2,203     9.54       21     1.80%       0.13%     2.15%
   2004.............................................   2,883     9.34       27     1.80%       0.00%     2.33%
   2003.............................................   3,021     9.12       28     1.80%       0.00%    29.13%
   2002.............................................   1,124     7.07        8     1.80%       0.00%   (29.93)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type V:                                                Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                ------ ---------- ---- ------------ ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2005...............................................    907   $13.31   $ 12     1.80%       0.00%    10.02%
   2004...............................................  1,000    12.10     12     1.80%       0.00%    18.31%
   2003...............................................  1,037    10.23     11     1.80%       0.00%    32.34%
   2002...............................................  1,109     7.73      9     1.80%       0.00%   (22.70)%
 Worldwide Growth Portfolio -- Service Shares
   2005...............................................  5,392     9.47     51     1.80%       1.26%     3.67%
   2004...............................................  5,678     9.14     52     1.80%       0.89%     2.65%
   2003...............................................  6,217     8.90     55     1.80%       0.91%    21.46%
   2002...............................................  4,893     7.33     36     1.80%       0.76%   (26.73)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005...............................................  5,541    10.72     59     1.80%       4.36%     0.97%
   2004...............................................  7,683    10.62     82     1.80%       3.39%     2.41%
   2003...............................................    534    10.37      6     1.80%       0.63%     1.85%
 International Equity Portfolio
   2005...............................................  1,875    16.21     30     1.80%       0.72%     8.71%
   2004...............................................  2,379    14.91     35     1.80%       0.48%    16.24%
   2003...............................................    973    12.83     12     1.80%       0.00%    30.06%
 Mid Cap Value Portfolio
   2005...............................................  3,083    16.48     51     1.80%       0.96%     7.25%
   2004...............................................  3,884    15.36     60     1.80%       0.56%    18.88%
   2003...............................................  1,094    12.92     14     1.80%       0.31%    27.30%
 Small Company Portfolio
   2005...............................................  1,240    16.26     20     1.80%       0.00%     1.56%
   2004...............................................  1,719    16.01     28     1.80%       0.00%    24.88%
   2003...............................................     40    12.82      1     1.80%       0.00%    33.53%
 U.S. Large Cap Core Equity Portfolio
   2005...............................................  2,234    13.21     29     1.80%       1.17%    (0.47)%
   2004...............................................  2,786    13.27     37     1.80%       0.83%     0.00%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005............................................... 26,498     9.53    253     1.80%       0.14%     2.36%
   2004............................................... 34,396     9.31    320     1.80%       0.00%     7.02%
   2003............................................... 38,613     8.70    336     1.80%       0.00%    20.40%
   2002............................................... 34,313     7.23    248     1.80%       0.00%   (27.74)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005............................................... 11,890    10.54    125     1.80%       0.29%     5.10%
   2004............................................... 11,501    10.03    115     1.80%       0.37%     9.13%
   2003............................................... 13,905     9.19    128     1.80%       0.47%    19.64%
   2002...............................................  7,610     7.68     58     1.80%       0.31%   (23.17)%
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  3,191     9.62     31     1.80%       0.00%     3.15%
   2004...............................................  4,502     9.32     42     1.80%       0.00%     4.30%
   2003...............................................  2,627     8.94     23     1.80%       0.00%    31.03%
   2002...............................................    101     6.82      1     1.80%       0.00%   (31.78)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type V:                                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                 ------- ---------- ------ ------------ ---------- ------
 MFS(R) Strategic Income Series -- Service Class Shares
   2005................................................   3,648   $11.70   $   43     1.80%       5.25%    (0.20)%
   2004................................................   1,208    11.73       14     1.80%       4.11%     5.61%
   2003................................................     952    11.10       11     1.80%       0.00%     8.12%
 MFS(R) Total Return Series -- Service Class Shares
   2005................................................   3,658    12.53       46     1.80%       1.60%     0.76%
   2004................................................     643    12.44        8     1.80%       0.99%     9.03%
   2003................................................     175    11.41        2     1.80%       0.36%    13.92%
 MFS(R) Utilities Series -- Service Class Shares
   2005................................................   7,438    15.49      115     1.80%       0.46%    14.48%
   2004................................................   5,013    13.53       68     1.80%       1.14%    27.51%
   2003................................................   2,712    10.61       29     1.80%       2.09%    33.13%
   2002................................................   1,548     7.97       12     1.80%       2.08%   (20.77)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005................................................   9,141    14.45      132     1.80%       0.00%     5.52%
   2004................................................   7,853    13.69      108     1.80%       0.00%     0.00%
 Nations Marsico International Opportunities Portfolio
   2005................................................   2,447    17.95       44     1.80%       1.07%    17.38%
   2004................................................   1,931    15.30       30     1.80%       0.52%    14.50%
   2003................................................   1,127    13.36       15     1.80%       0.01%    33.59%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005................................................     176    15.44        3     1.80%       0.00%     9.98%
   2004................................................     177    14.04        2     1.80%       0.00%    17.28%
   2003................................................     101    11.97        1     1.80%       0.00%    19.73%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005................................................   2,394    11.12       27     1.80%       1.12%     1.81%
   2004................................................     452    10.92        5     1.80%       0.00%     9.23%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005................................................   7,771    13.70      106     1.80%       0.68%     2.98%
   2004................................................   4,496    13.30       60     1.80%       0.15%     4.70%
   2003................................................     997    12.71       13     1.80%       0.03%    28.34%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005................................................  35,288    13.72      484     1.80%       0.77%    12.01%
   2004................................................  36,982    12.25      453     1.80%       1.04%    16.74%
   2003................................................  37,800    10.49      397     1.80%       0.49%    40.29%
   2002................................................  19,752     7.48      148     1.80%       0.11%   (25.22)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005................................................ 114,447    10.80    1,236     1.80%       1.18%     3.84%
   2004................................................ 144,709    10.40    1,505     1.80%       0.67%     7.18%
   2003................................................ 168,642     9.71    1,637     1.80%       0.79%    24.16%
   2002................................................ 136,697     7.82    1,069     1.80%       0.21%   (21.83)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type V:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  17,502   $16.82   $  294     1.80%       0.00%     7.75%
   2004...............................................  15,415    15.61      241     1.80%       0.00%    17.04%
   2003...............................................   8,173    13.34      109     1.80%       0.00%    41.65%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005...............................................   2,205    11.43       25     1.80%       3.21%     3.26%
   2004...............................................   1,523    11.07       17     1.80%       2.94%     3.66%
   2003...............................................   9,075    10.68       97     1.80%       2.64%     0.42%
   2002...............................................   8,408    10.63       89     1.80%       1.97%     6.32%
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  24,619    12.87      317     1.80%       6.60%     2.24%
   2004...............................................  26,261    12.59      331     1.80%       6.78%     7.57%
   2003...............................................  22,290    11.70      261     1.80%       7.38%    20.64%
   2002...............................................  12,000     9.70      116     1.80%       7.28%    (3.01)%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................  94,390    12.95    1,222     1.80%       4.43%     2.87%
   2004...............................................  64,930    12.59      817     1.80%       4.35%     5.63%
   2003............................................... 105,328    11.91    1,255     1.80%       4.02%     2.03%
   2002...............................................  92,981    11.68    1,086     1.80%       3.35%    16.78%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 125,162    11.41    1,428     1.80%       4.34%     0.61%
   2004............................................... 129,504    11.34    1,469     1.80%       2.65%     3.00%
   2003............................................... 142,859    11.01    1,573     1.80%       3.31%     3.15%
   2002............................................... 111,409    10.68    1,190     1.80%       3.39%     6.76%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................     722    16.60       12     1.80%       0.00%    19.08%
 Jennison Portfolio -- Class II Shares
   2005...............................................     753    14.53       11     1.80%       0.00%    11.98%
   2004...............................................     622    12.98        8     1.80%       0.04%     7.25%
   2003...............................................     670    12.10        8     1.80%       0.00%    21.00%
 Natural Resources Portfolio -- Class II
   2005...............................................     702    14.83       10     1.80%       0.00%    48.25%
Rydex Variable Trust:
 OTC Fund
   2005...............................................  27,094     9.32      252     1.80%       0.00%    (0.70)%
   2004...............................................  26,709     9.38      251     1.80%       0.00%     7.38%
   2003...............................................     634     8.74        6     1.80%       0.00%    42.80%
   2002...............................................     699     6.12        4     1.80%       0.00%   (38.80)%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2005...............................................     582    15.08        9     1.80%       0.10%     1.41%
   2004...............................................     582    14.87        9     1.80%       0.00%    (0.35)%
   2003...............................................     582    14.92        9     1.80%       0.00%    43.56%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as  Investment
                                                                   --------------- % of Average   Income    Total
Type V:                                                     Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                     ------ ---------- ---- ------------ ---------- ------
 SVS Dreman Small Cap Value Portfolio -- Class B Shares
   2005....................................................    386   $17.76   $  7     1.80%       0.31%     7.81%
   2004....................................................    399    16.47      7     1.80%       0.28%    23.27%
   2003....................................................     38    13.36      1     1.80%       0.00%    39.10%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................... 25,978    12.16    316     1.80%       0.75%     2.24%
   2004.................................................... 14,166    11.89    168     1.80%       0.52%    15.31%
   2003....................................................  7,135    10.31     74     1.80%       0.13%    28.42%
   2002....................................................  2,539     8.03     20     1.80%       0.00%   (19.71)%
 Emerging Growth Portfolio -- Class II Shares
   2005....................................................  2,039     9.43     19     1.80%       0.01%     5.71%
   2004....................................................  1,970     8.92     18     1.80%       0.00%     4.86%
   2003....................................................    842     8.51      7     1.80%       0.00%    18.59%

Type VI:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................... 15,746    12.27    193     1.70%       0.52%     3.64%
   2004.................................................... 10,432    11.83    123     1.70%       0.00%     8.95%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005....................................................    130    11.84      2     1.70%       0.07%     6.99%
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................  7,764    12.30     95     1.70%       0.94%    15.71%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio -- Class B
   2005....................................................    974    11.04     11     1.70%       0.00%     1.89%
   2004....................................................    539    10.84      6     1.70%       0.00%     3.30%
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................... 35,025    12.23    428     1.70%       1.24%     2.82%
   2004.................................................... 19,348    11.89    230     1.70%       0.74%     9.33%
 AllianceBernstein International Value Portfolio -- Class B
   2005.................................................... 10,385    12.07    125     1.70%       1.01%    14.55%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005....................................................  1,333    12.65     17     1.70%       0.00%    12.90%
   2004....................................................  1,335    11.21     15     1.70%       0.00%     6.50%
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II
   2005....................................................  5,116     9.94     51     1.70%       2.81%    (0.57)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005.................................................... 34,867    10.33    360     1.70%       4.06%     2.10%
   2004.................................................... 20,684    10.12    209     1.70%       2.76%     1.08%
 VT Worldwide Health Sciences Fund
   2005....................................................  5,276    11.78     62     1.70%       0.00%     5.21%
   2004....................................................  5,056    11.20     57     1.70%       0.00%     4.43%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets    Expenses as  Investment
                                                                  --------------- % of Average   Income   Total
Type VI:                                                   Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                                   ------ ---------- ---- ------------ ---------- ------
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2005...................................................    141   $10.80   $  2     1.70%       0.00%    1.81%
FAM Variable Series Fund, Inc.
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...................................................  6,471    10.96     71     1.70%       0.29%    0.88%
   2004...................................................  2,383    10.86     26     1.70%       1.91%    8.60%
 Mercury Global Allocation V.I. Fund -- Class III Shares
   2005...................................................  3,581    11.05     40     1.70%       0.00%   10.46%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005...................................................  1,489    12.12     18     1.70%       1.01%    8.24%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005...................................................  8,484    11.12     94     1.70%       6.59%    0.54%
   2004...................................................  6,419    11.06     71     1.70%       6.04%    8.29%
 Federated Kaufmann Fund II -- Service Shares
   2005................................................... 29,108    12.63    368     1.70%       0.00%    9.00%
   2004................................................... 11,802    11.59    137     1.70%       0.00%   12.54%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...................................................  1,528    10.55     16     1.70%       0.33%    2.02%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005................................................... 36,228    13.72    497     1.70%       0.10%   14.67%
   2004................................................... 12,674    11.96    152     1.70%       0.15%   13.20%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2005...................................................    127    12.65      2     1.70%       0.00%   18.63%
   2004...................................................    142    10.67      2     1.70%       0.00%   (0.44)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005................................................... 34,468    12.49    431     1.70%       1.75%    3.78%
   2004................................................... 14,918    12.04    180     1.70%       1.15%    9.34%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...................................................  1,886    11.57     22     1.70%       1.22%    5.58%
   2004...................................................  1,559    10.96     17     1.70%       0.56%    3.73%
 VIP Growth Portfolio -- Service Class 2
   2005...................................................  1,965    11.12     22     1.70%       0.25%    3.71%
   2004...................................................  1,663    10.72     18     1.70%       0.11%    1.37%
 VIP Mid Cap Portfolio -- Service Class 2
   2005................................................... 39,595    15.26    604     1.70%       0.00%   16.02%
   2004................................................... 17,053    13.15    224     1.70%       0.00%   22.54%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...................................................  2,231    11.33     25     1.70%       0.09%    0.69%
   2004...................................................    203    11.25      2     1.70%       0.00%   12.55%
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares
   2005................................................... 12,559    10.39    130     1.70%       0.04%    3.89%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                              Net Assets    Expenses as  Investment
                                                            --------------- % of Average   Income   Total
Type VI:                                             Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                             ------ ---------- ---- ------------ ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005............................................. 16,032   $10.21   $164     1.70%       4.97%    0.31%
   2004............................................. 11,227    10.18    114     1.70%       5.88%    1.66%
 Mid-Cap Equity Fund
   2005.............................................  5,955    13.23     79     1.70%       2.60%    9.85%
   2004.............................................  5,460    12.05     66     1.70%       1.12%   14.05%
 Money Market Fund
   2005............................................. 93,027    10.02    932     1.70%       2.76%    1.06%
   2004............................................. 51,664     9.91    512     1.70%       1.00%   (0.76)%
 Premier Growth Equity Fund
   2005............................................. 22,239    11.13    247     1.70%       0.37%   (0.42)%
   2004.............................................  2,258    11.17     25     1.70%       0.65%    5.21%
 Real Estate Securities Fund
   2005............................................. 19,148    14.85    284     1.70%       6.63%    9.89%
   2004.............................................  3,951    13.51     53     1.70%       6.94%   30.12%
 S&P 500(R) Index Fund
   2005............................................. 30,201    11.98    362     1.70%       1.73%    2.74%
   2004............................................. 12,699    11.66    148     1.70%       2.03%    8.58%
 Small-Cap Value Equity Fund
   2005............................................. 14,227    13.12    187     1.70%       1.09%    7.68%
   2004.............................................  6,810    12.18     83     1.70%       5.83%   13.19%
 Total Return Fund
   2005............................................. 19,282    11.42    220     1.70%       2.28%    1.91%
   2004.............................................  8,024    11.21     90     1.70%       2.48%    6.35%
 U.S. Equity Fund
   2005............................................. 13,409    11.47    154     1.70%       1.08%    0.77%
   2004.............................................  3,095    11.39     35     1.70%       1.35%    6.33%
 Value Equity Fund
   2005.............................................  3,251    11.83     38     1.70%       1.29%    2.30%
   2004.............................................  2,802    11.56     32     1.70%       1.31%    7.71%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005.............................................  1,598    11.37     18     1.70%       3.15%   13.69%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005.............................................  2,484    12.46     31     1.70%       0.00%    7.79%
   2004.............................................  1,088    11.56     13     1.70%       0.00%    6.94%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................. 20,268    11.66    236     1.70%       2.07%    5.84%
   2004............................................. 12,244    11.02    135     1.70%       2.34%    6.45%
 International Growth Portfolio -- Service Shares
   2005.............................................    604    16.64     10     1.70%       1.08%   29.70%
   2004.............................................    646    12.83      8     1.70%       0.93%   16.67%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income   Total
Type VI:                                               Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                               ------ ---------- ---- ------------ ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005...............................................  5,519   $11.54   $ 64     1.70%       0.14%    2.46%
   2004...............................................  5,634    11.26     63     1.70%       0.00%    7.13%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................  2,130    12.27     26     1.70%       0.29%    5.21%
   2004...............................................  2,163    11.66     25     1.70%       0.37%    9.24%
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  2,792    11.10     31     1.70%       0.00%    3.25%
   2004...............................................  1,655    10.75     18     1.70%       0.00%    4.40%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................... 26,801    10.31    276     1.70%       1.60%    3.13%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................  7,544    15.97    120     1.70%       0.46%   14.60%
   2004...............................................  3,568    13.93     50     1.70%       1.14%   27.64%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................... 37,408    12.23    457     1.70%       0.00%    5.63%
   2004............................................... 16,607    11.58    192     1.70%       0.00%   11.11%
Nations Marsico International Opportunities Portfolio
   2005............................................... 17,862    14.66    262     1.70%       1.07%   17.50%
   2004............................................... 11,130    12.48    139     1.70%       0.52%   14.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................  1,666    13.25     22     1.70%       0.00%   10.09%
   2004...............................................  1,687    12.03     20     1.70%       0.00%   17.40%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................  1,813    11.14     20     1.70%       1.12%    1.92%
   2004...............................................    320    10.93      3     1.70%       0.00%    9.31%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005............................................... 22,778    11.56    263     1.70%       0.68%    3.08%
   2004............................................... 17,912    11.21    201     1.70%       0.15%    4.80%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 23,345    14.28    333     1.70%       0.77%   12.13%
   2004...............................................  4,861    12.74     62     1.70%       1.04%   16.86%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005............................................... 17,085    11.86    203     1.70%       1.18%    3.95%
   2004............................................... 14,912    11.41    170     1.70%       0.67%    7.29%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005............................................... 11,893    13.35    159     1.70%       0.00%    7.86%
   2004...............................................  8,446    12.38    105     1.70%       0.00%   17.15%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income   Total
Type VI:                                                Units  Unit Value  000s   Net Assets    Ratio    Return
--------                                               ------- ---------- ------ ------------ ---------- ------
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005...............................................   6,982   $10.40   $   73     1.70%       7.90%    3.96%
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  18,988    11.29      214     1.70%       6.60%    2.35%
   2004...............................................  14,878    11.03      164     1.70%       6.78%    7.68%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005...............................................  23,483    10.86      255     1.70%       4.43%    2.97%
   2004...............................................  13,743    10.55      145     1.70%       4.35%    5.74%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  13,776     9.97      137     1.70%       2.26%   (0.27)%
 Total Return Portfolio -- Administrative Class Shares
   2005...............................................  72,293    10.41      753     1.70%       4.34%    0.71%
   2004...............................................  44,613    10.34      461     1.70%       2.65%    3.11%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................     159    14.72        2     1.70%       0.00%   19.21%
   2004...............................................     172    12.35        2     1.70%       0.00%   13.42%
 Jennison Portfolio -- Class II Shares
   2005...............................................     821    12.75       10     1.70%       0.00%   12.09%
 Natural Resources Portfolio -- Class II
   2005...............................................   1,808    14.84       27     1.70%       0.00%   48.35%
Rydex Variable Trust:
 OTC Fund
   2005...............................................     107    11.38        1     1.70%       0.00%   (0.60)%
   2004...............................................     102    11.45        1     1.70%       0.00%    7.49%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  10,331    11.64      120     1.70%       0.77%    1.96%
   2004...............................................   6,673    11.41       76     1.70%       0.31%    6.24%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................  24,762    12.78      317     1.70%       0.75%    2.35%
   2004...............................................   8,744    12.49      109     1.70%       0.52%   15.43%
 Emerging Growth Portfolio -- Class II Shares
   2005...............................................   1,557    11.54       18     1.70%       0.01%    5.81%
   2004...............................................   1,369    10.90       15     1.70%       0.00%    4.96%

Type VII:
---------
GE Investments Funds, Inc.:
 Total Return Fund
   2005............................................... 101,224    11.87    1,202     1.50%       2.28%    2.12%
   2004...............................................  32,826    11.63      382     1.50%       2.48%   10.33%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income   Total
Type VIII:                                               Units  Unit Value  000s   Net Assets    Ratio    Return
----------                                              ------- ---------- ------ ------------ ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................   4,738   $10.32   $   49     1.85%       0.52%    3.23%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................   3,043    11.37       35     1.85%       0.94%   13.71%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2005................................................   3,321    10.23       34     1.85%       1.24%    2.31%
 AllianceBernstein International Value
   Portfolio -- Class B
   2005................................................   6,467    11.39       74     1.85%       1.01%   13.91%
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2005................................................   1,684    11.03       19     1.85%       0.00%   10.30%
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II
   2005................................................   2,217    10.09       22     1.85%       2.81%    0.87%
FAM Variable Series Fund, Inc.
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005................................................     652    10.71        7     1.85%       1.01%    7.06%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005................................................     394    10.05        4     1.85%       6.59%    0.46%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005................................................  34,391    10.20      351     1.85%       0.33%    1.98%
 VIP Equity-Income Portfolio -- Service Class 2
   2005................................................   2,807    10.36       29     1.85%       1.75%    3.65%
 VIP Growth Portfolio -- Service Class 2
   2005................................................   1,394    10.38       14     1.85%       0.25%    3.77%
 VIP Mid Cap Portfolio -- Service Class 2
   2005................................................   4,342    11.09       48     1.85%       0.00%   10.86%
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares
   2005................................................ 197,473     9.76    1,928     1.85%       0.04%   (2.37)%
GE Investments Funds, Inc.:
 Mid-Cap Equity Fund
   2005................................................     384    10.49        4     1.85%       2.60%    4.91%
 Money Market Fund
   2005................................................   7,749    10.07       78     1.85%       2.76%    0.69%
 Total Return Fund
   2005................................................ 299,414    10.28    3,078     1.85%       2.28%    2.80%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005................................................   1,675    10.27       17     1.85%       3.15%    2.67%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income   Total
Type VIII:                                              Units  Unit Value  000s   Net Assets    Ratio    Return
----------                                             ------- ---------- ------ ------------ ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  12,086   $10.39   $  126     1.85%       2.07%    3.93%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005...............................................   3,230    10.24       33     1.85%       0.14%    2.43%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................... 120,996    10.03    1,214     1.85%       1.60%    0.33%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................   2,686    10.39       28     1.85%       0.00%    3.86%
 Nations Marsico International Opportunities Portfolio
   2005...............................................   1,854    12.13       22     1.85%       1.07%   21.30%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................  20,639    10.03      207     1.85%       1.12%    0.34%
 Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2005...............................................   5,057    10.53       53     1.85%       0.00%    5.27%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................   3,066    10.04       31     1.85%       6.60%    0.42%
 Long-Term U.S. Government
   Portfolio -- Administrative Class Shares
   2005...............................................     180     9.96        2     1.85%       4.43%   (0.43)%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  15,622     9.99      156     1.85%       2.26%   (0.13)%
 Total Return Portfolio -- Administrative Class Shares
   2005...............................................   6,286     9.96       63     1.85%       4.34%   (0.40)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................   3,578    10.28       37     1.85%       0.77%    2.85%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005...............................................   6,133    10.17       62     1.85%       2.96%    1.65%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................     619    10.29        6     1.85%       0.75%    2.93%

Type IX:
--------
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................   1,869    10.19       19     2.10%       0.33%    1.87%
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares
   2005...............................................  33,114     9.75      323     2.10%       0.04%   (2.48)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as  Investment
                                                            ----------------- % of Average   Income   Total
Type IX:                                             Units  Unit Value  000s   Net Assets    Ratio    Return
--------                                            ------- ---------- ------ ------------ ---------- ------
GE Investments Funds, Inc.:
 Total Return Fund
   2005............................................  29,764   $10.27   $  306     2.10%       2.28%    2.68%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................     177    10.38        2     2.10%       2.07%    3.81%
MFS(R) Variable Insurance Trust:
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................ 101,106    10.02    1,013     2.10%       1.60%    0.22%
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................   2,561    10.02       26     2.10%       1.12%    0.23%
Salomon Brothers Variable Series Funds Inc
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................     180    10.15        2     2.10%       2.96%    1.54%

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                       Consolidated Financial Statements

                 Years ended December 31, 2005, 2004 and 2003

    (With Report of Independent Registered Public Accounting Firm Thereon)

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                               Table of Contents

                               December 31, 2005

                                                                            Page
                                                                            ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm................. F-1

   Consolidated Statements of Income....................................... F-2

   Consolidated Balance Sheets............................................. F-3

   Consolidated Statements of Changes in Stockholder's Equity.............. F-4

   Consolidated Statements of Cash Flows................................... F-5

   Notes to Consolidated Financial Statements.............................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiary (the Company) as of
December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiary as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
April 12, 2006

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                       CONSOLIDATED STATEMENTS OF INCOME
                         (Dollar amounts in millions)

                              Years Ended December 31,
                              ----------------------
                               2005      2004    2003
                              ------    ------  ------
Revenues:
   Net investment income..... $246.6    $219.7  $245.5
   Premiums..................  186.6     193.1   236.5
   Net realized
     investment gains
     (losses)................   (4.4)     (0.3)    3.1
   Other income..............    6.8       5.2     2.8
                              ------    ------  ------
       Total revenues........  435.6     417.7   487.9
                              ------    ------  ------

Benefits and expenses:
   Interest credited.........  123.4     120.9   142.7
   Benefits and other
     changes in policy
     reserves................  176.6     180.5   253.2
   Acquisition and
     operating expenses,
     net of deferrals........   43.1      38.3    29.0
   Amortization of
     deferred
     acquisition costs
     and intangibles.........   29.4      24.7    34.3
                              ------    ------  ------
       Total benefits
         and expenses........  372.5     364.4   459.2
                              ------    ------  ------
Income before income
  taxes......................   63.1      53.3    28.7
Provision (benefit) for
  income taxes...............   19.7     (25.7)   10.0
                              ------    ------  ------
Net income................... $ 43.4    $ 79.0  $ 18.7
                              ======    ======  ======

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                          CONSOLIDATED BALANCE SHEETS
              (Dollar amounts in millions, except share amounts)

                                December 31,
                              -----------------
                                2005     2004
                              -------- --------
Assets
Investments:
   Fixed maturities
     available-for-sale,
     at fair value........... $3,727.3 $3,716.8
   Equity securities
     available-for-sale,
     at fair value...........     47.3     47.3
   Commercial mortgage
     loans...................    666.8    543.3
   Policy loans..............      1.0      1.0
   Other invested assets.....    211.7    293.9
                              -------- --------
       Total investments.....  4,654.1  4,602.3
                              -------- --------
Cash and cash equivalents....     35.7     18.4
Accrued investment income....     42.0     44.6
Deferred acquisition
  costs......................    299.5    235.7
Goodwill.....................     54.1     54.1
Intangible assets............     15.8     10.1
Other assets.................     11.9     29.0
Reinsurance recoverable......  1,260.3  1,213.8
Separate account assets......    316.4    232.3
                              -------- --------
       Total assets.......... $6,689.8 $6,440.3
                              ======== ========
Liabilities and
Stockholder's equity
Liabilities:
   Future annuity and
     contract benefits....... $5,154.3 $4,935.0
   Liability for policy
     and contract claims.....    190.3    173.5
   Unearned premiums.........     52.8     47.6
   Other policyholder
     liabilities.............     18.0      5.8
   Accounts payable and
     accrued expenses........    241.4    354.9
   Deferred income tax
     liability...............     41.9     35.1
   Separate account
     liabilities.............    316.4    232.3
                              -------- --------
       Total liabilities.....  6,015.1  5,784.2
                              -------- --------
Commitments and
  contingencies

Stockholder's equity:
   Net unrealized
     investment gains........     28.0     53.9
                              -------- --------
   Accumulated other
     comprehensive income....     28.0     53.9
   Common stock ($1,000
     par value, 2,000
     shares authorized,
     issued and
     outstanding)............      2.0      2.0
   Additional paid-in
     capital.................    422.6    422.6
   Retained earnings.........    222.1    177.6
                              -------- --------
       Total
         stockholder's
         equity..............    674.7    656.1
                              -------- --------
       Total liabilities
         and
         stockholder's
         equity.............. $6,689.8 $6,440.3
                              ======== ========

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
              (Dollar amounts in millions, except share amounts)

                                                        Accumulated
                              Common Stock  Additional     Other                  Total
                              -------------  Paid-In   Comprehensive Retained Stockholder's
                              Shares Amount  Capital      Income     Earnings    Equity
                              ------ ------ ---------- ------------- -------- -------------
Balances as of
  January 1, 2003............ 2,000   $2.0    $422.6      $ 54.2      $ 81.5     $560.3
                                                                                 ------
Comprehensive income:
   Net income................    --     --        --          --        18.7       18.7
   Net unrealized gains
     on investment
     securities..............    --     --        --        15.9          --       15.9
                                                                                 ------
       Total
         comprehensive
         income..............                                                      34.6
                              -----   ----    ------      ------      ------     ------
Balances as of
  December 31, 2003.......... 2,000    2.0     422.6        70.1       100.2      594.9
                                                                                 ------
Comprehensive income:
   Net income................    --     --        --          --        79.0       79.0
   Net unrealized gains
     on investment
     securities..............    --     --        --       (16.2)         --      (16.2)
                                                                                 ------
       Total
         comprehensive
         income..............                                                      62.8
Dividends declared...........    --     --        --          --        (1.6)      (1.6)
                              -----   ----    ------      ------      ------     ------
Balances as of
  December 31, 2004.......... 2,000    2.0     422.6        53.9       177.6      656.1
                                                                                 ------
Comprehensive income:
   Net income................    --     --        --          --        43.4       43.4
   Net unrealized gains
     on investment
     securities..............    --     --        --       (25.9)         --      (25.9)
                                                                                 ------
       Total
         comprehensive
         income..............                                                      17.5
Other transactions with
  stockholder................    --     --        --          --         1.1        1.1
                              -----   ----    ------      ------      ------     ------
Balances as of
  December 31, 2005.......... 2,000   $2.0    $422.6      $ 28.0      $222.1     $674.7
                              =====   ====    ======      ======      ======     ======

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                         (Dollar amounts in millions)

                                           Years Ended December 31,
                                        -----------------------------
                                          2005      2004       2003
                                        -------  ---------  ---------
Cash flows from
  operating activities:
   Net income.......................... $  43.4  $    79.0  $    18.7
   Adjustments to
     reconcile net
     income to net cash
     from operating
     activities:
   Change in future
     policy benefits...................   246.4      288.7      308.5
   Net realized
     investment (gains)
     losses............................     4.4        0.3       (3.1)
   Amortization of
     investment premiums
     and discounts.....................     6.0        8.1       15.8
   Acquisition costs
     deferred..........................   (42.0)     (59.4)     (75.6)
   Amortization of
     deferred
     acquisition costs
     and intangibles, net..............    29.4       24.7       34.3
   Deferred income taxes...............    20.7      (17.5)      27.3
   Change in certain
     assets and
     liabilities:
       (Increase)
         decrease in:
          Accrued
            investment
            income.....................     2.6       35.3      (15.1)
          Other assets,
            net........................     2.3       11.5       64.9
       Increase
         (decrease) in:
          Other
            policyholder
            related
            balances...................    12.1      (20.1)     (29.4)
          Policy and
            contract
            claims.....................    12.9      (60.8)      29.2
          Other, net...................     2.8      (31.1)      32.4
                                        -------  ---------  ---------
              Net cash
                from
                operating
                activities.............   341.0      258.7      407.9
                                        -------  ---------  ---------
Cash flows from
  investing activities:
   Short-term investing
     activities, net...................      --       34.9         --
   Proceeds from sales
     and maturities of
     investments in
     securities........................   538.4      653.4      851.0
   Purchases of
     securities........................  (650.1)  (1,250.6)  (1,469.2)
   Mortgage and policy
     loan originations.................  (198.4)    (163.1)    (198.0)
   Principal collected
     on mortgage and
     policy loans......................    79.3       92.1       60.9
   Proceeds from sale of
     other invested
     assets............................     5.1         --         --
                                        -------  ---------  ---------
              Net cash
                from
                investing
                activities.............  (225.7)    (633.3)    (755.3)
                                        -------  ---------  ---------
Cash flows from
  financing activities:
   Proceeds from
     issuance of
     investment contracts..............   395.2      640.4      557.5
   Redemption and
     benefit payments on
     investment contracts..............  (458.0)    (312.0)    (221.1)
   Proceeds from
     short-term
     borrowings........................    90.0      262.3       90.9
   Payments on
     short-term
     borrowings........................  (126.3)    (226.0)     (90.9)
   Proceeds from
     transfers with
     affiliates........................     1.1         --         --
                                        -------  ---------  ---------
              Net cash
                from
                financing
                activities.............   (98.0)     364.7      336.4
                                        -------  ---------  ---------
              Net
                increase
                (decrease)
                in cash
                and cash
                equivalents............    17.3       (9.9)     (11.0)
Cash and cash
  equivalents at
  beginning of year....................    18.4       28.3       39.3
                                        -------  ---------  ---------
Cash and cash
  equivalents at end of
  year................................. $  35.7  $    18.4  $    28.3
                                        =======  =========  =========

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2005, 2004 and 2003

(1)Basis of Presentation and Summary of Significant Accounting Policies

   The accompanying consolidated financial statements include the historical operations and accounts of Genworth Life Insurance Company of New York ("GLIC-NY"), formerly known as GE Capital Life Assurance Company of New York, and its subsidiary, GECLANY Real Estate Holding, LLC. All significant intercompany accounts and transactions have been eliminated in consolidation.

   Genworth Life Insurance Company of New York (the "Company", "we", "us", or "our" unless context otherwise requires) is a wholly-owned subsidiary of Genworth Life Insurance Company ("GLIC"), formerly known as General Electrical Capital Assurance Company, which, in turn, is a wholly-owned subsidiary of GNA Corporation ("GNA").

   On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth.

   As of December 31, 2005, General Electric ("GE") beneficially owned approximately 18% of Genworth's outstanding stock. On March 8, 2006, a subsidiary of GE completed a secondary offering to sell its remaining interest in Genworth.

  (a) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (b) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities (variable and fixed) which are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, whole life and long-term care insurance.

   We market and sell products in the State of New York through financial institutions and various agencies. During 2005, 2004 and 2003, 66.6%, 70.3% and 54.9%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 57.3%, 52.2% and 34.1%, respectively, of total product sales.

  (c) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   Unearned premiums primarily represents insurance contract premiums received in advance of the scheduled due date. Premium revenue attributable to these insurance contracts is recognized when due over the respective insurance contract term.

  (d) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recognized when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2005, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (e) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (f) Fixed Maturities and Equity Securities

   We have designated our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income.

   We regularly review investment securities for impairment in accordance with our policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to realized investment gains (losses) in the period in which such determination is made.

  (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in accounts payable and accrued expenses for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $207.8 million and $293.9 million at December 31, 2005 and 2004, respectively. We had non-cash collateral of $3.9 million and $5.3 million at December 31, 2005 and 2004, respectively.

  (h) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

  (i) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows.

  (j) Deferred Acquisition Costs

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003

(including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2005, 2004 and 2003, there were no charges to income recorded as a result of our DAC recoverability testing.

  (k) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2005, 2004 and 2003, there were no charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (l) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal. For the years ended December 31, 2005, 2004 and 2003, no charges were recorded as a result of our goodwill impairment testing.

  (m) Reinsurance

   Premium revenue, benefits, acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


  (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contract holders and variable life policyholders. We assess mortality risk fees and administration charges on the assets in the separate account. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (o) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (q) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


  (r) Accounting Changes

   In July 2003, the AICPA issued SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we adopted on January 1, 2004. This statement provides guidance on separate account presentation and valuation, the accounting for sales inducements paid to contractholders and the classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 on net income and other comprehensive income was immaterial.

  (s) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other deferred balances on an internal replacement, defined broadly as a modification in product benefits, features, rights, or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. Depending on the type of modification, the period over which these deferred balances will be recognized could be accelerated. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We are currently evaluating the impact SOP 05-1 will have on our results of operations or financial position.

(2)Investments

  (a) Net Investment Income

   For the years ended December 31, the sources of net investment income were as follows:

(Dollar amounts in millions)            2005    2004    2003
----------------------------           ------  ------  ------
Fixed maturities and equity securities $211.3  $192.0  $219.0
Commercial mortgage and policy loans..   40.7    31.3    30.6
                                       ------  ------  ------
Gross investment income...............  252.0   223.3   249.6
Investment expenses...................   (5.4)   (3.6)   (4.1)
                                       ------  ------  ------
Net investment income................. $246.6  $219.7  $245.5
                                       ======  ======  ======

  (b) Net Realized Investment Gains (Losses)

   For the years ended December 31, gross realized investment gains and losses resulting from the sales and impairments of investment securities classified as available-for-sale were as follows:

(Dollar amounts in millions)            2005   2004   2003
----------------------------           -----  -----  -----
Gross realized investment:
   Gains.............................. $ 1.9  $ 3.4  $14.0
   Losses.............................  (3.9)  (2.9)  (8.2)
   Impairments........................  (2.4)  (0.8)  (2.7)
                                       -----  -----  -----
Net realized investment gains (losses) $(4.4) $(0.3) $ 3.1
                                       =====  =====  =====

  (c) Unrealized Gains

   Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP, DAC and sales inducements that would have resulted had such gains and losses been

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003

realized. Net unrealized gains and losses on available-for-sale securities reflected as a separate component of accumulated other comprehensive income as of December 31, are summarized as follows:

(Dollar amounts in millions)                                                              2005    2004    2003
----------------------------                                                             ------  ------  ------
Net unrealized gains on available-for-sale investment securities:
Fixed maturities........................................................................ $ 24.6  $115.9  $163.8
Equity securities.......................................................................    6.0     6.1     4.1
                                                                                         ------  ------  ------
   Subtotal.............................................................................   30.6   122.0   167.9
Adjustments to the present value of future profits, deferred acquisition costs and sales
  inducements...........................................................................   12.5   (39.1)  (60.4)
Deferred income taxes, net..............................................................  (15.1)  (29.0)  (37.4)
                                                                                         ------  ------  ------
   Net unrealized gains on investment securities........................................ $ 28.0  $ 53.9  $ 70.1
                                                                                         ======  ======  ======

   The change in the net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income for the years ended December 31, is as follows:

(Dollar amounts in millions)                                                                      2005    2004    2003
----------------------------                                                                     ------  ------  ------
Net unrealized gains on investment securities as of January 1................................... $ 53.9  $ 70.1  $ 54.2
                                                                                                 ------  ------  ------
Unrealized gains (losses) on investment securities:
   Unrealized gains (losses) on investment securities...........................................  (94.3)  (46.1)   84.2
   Adjustment to deferred acquisition costs.....................................................   48.7    19.4   (53.8)
   Adjustment to present value of future profits................................................    2.8     1.9    (4.2)
   Adjustment to sales inducements..............................................................    0.1      --      --
   Provision for deferred income taxes..........................................................   13.9     8.4    (8.3)
                                                                                                 ------  ------  ------
       Change in unrealized gains (losses) on investment securities.............................  (28.8)  (16.4)   17.9
Reclassification adjustments to net realized investment gains (losses), net of deferred taxes of
  $1.5, $0.1 and $(1.1).........................................................................    2.9     0.2    (2.0)
                                                                                                 ------  ------  ------
Net unrealized gains on investment securities as of December 31................................. $ 28.0  $ 53.9  $ 70.1
                                                                                                 ======  ======  ======

  (d) Fixed Maturities and Equity Securities

   As of December 31, 2005 and 2004, the amortized cost, gross unrealized gains and losses and fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                            Gross      Gross
2005                                            Amortized unrealized unrealized  Fair
(Dollar amounts in millions)                      cost      gains      losses    value
----------------------------                    --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency.................. $   61.4    $ 3.7      $ (0.4)  $   64.7
   Non-U.S. government.........................     43.2      3.3        (0.1)      46.4
   Non-U.S. corporate..........................    491.7     10.6        (7.6)     494.7
   U.S. corporate..............................  1,900.9     50.6       (20.4)   1,931.1
   Mortgage and asset-backed...................  1,205.5      6.5       (21.6)   1,190.4
                                                --------    -----      ------   --------
       Total fixed maturities..................  3,702.7     74.7       (50.1)   3,727.3
Equity securities..............................     41.3      6.1        (0.1)      47.3
                                                --------    -----      ------   --------
       Total available-for-sale securities..... $3,744.0    $80.8      $(50.2)  $3,774.6
                                                ========    =====      ======   ========

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


                                                            Gross      Gross
2004                                            Amortized unrealized unrealized  Fair
(Dollar amounts in millions)                      cost      gains      losses    value
----------------------------                    --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency.................. $   21.7    $  2.2     $   --   $   23.9
   Non-U.S. government.........................     50.8       3.6         --       54.4
   Non-U.S. corporate..........................    415.3      16.0       (1.4)     429.9
   U.S. corporate..............................  1,912.8      87.9       (5.8)   1,994.9
   Mortgage and asset-backed...................  1,200.3      18.0       (4.6)   1,213.7
                                                --------    ------     ------   --------
       Total fixed maturities..................  3,600.9     127.7      (11.8)   3,716.8
Equity securities..............................     41.2       6.2       (0.1)      47.3
                                                --------    ------     ------   --------
       Total available-for-sale securities..... $3,642.1    $133.9     $(11.9)  $3,764.1
                                                ========    ======     ======   ========

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. The aggregate fair value of securities sold at a loss during the year ended December 31, 2005 was $66.4 million, which was approximately 95.9% of book value.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   The following tables present the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                                                    Less Than 12 Month               12 Months or More
                                                             -------------------------------- --------------------------------
                                                                          Gross                            Gross
                                                             Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)                                 fair value   losses   securities fair value   Losses   securities
----------------------------                                 ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   Government -- U.S........................................  $   24.7    $ (0.1)       3       $ 13.4     $ (0.3)       2
   Government -- non U.S....................................       5.7      (0.1)       8           --         --       --
   U.S. Corporate...........................................     645.6     (14.6)     159        157.0       (5.8)      50
   Corporate -- non U.S.....................................     201.5      (4.7)      50         65.3       (2.9)      15
   Asset backed.............................................      62.2      (1.0)      17         17.8       (0.2)       4
   Mortgage backed..........................................     716.3     (15.9)     107        115.4       (4.5)      25
                                                              --------    ------      ---       ------     ------       --
Subtotal, fixed maturities..................................   1,656.0     (36.4)     344        368.9      (13.7)      96
Equity securities...........................................        --        --       --          1.4       (0.1)       1
                                                              --------    ------      ---       ------     ------       --
Total temporarily impaired securities.......................  $1,656.0    $(36.4)     344       $370.3     $(13.8)      97
                                                              ========    ======      ===       ======     ======       ==
% Below cost -- fixed maturities:
   (less than)20% Below cost................................  $1,650.8    $(34.6)     343       $368.0     $(13.2)      94
   20-50% Below cost........................................       5.2      (1.8)       1          0.9       (0.5)       2
   (greater than)50% Below cost.............................        --        --       --           --         --       --
                                                              --------    ------      ---       ------     ------       --
Total fixed maturities......................................   1,656.0     (36.4)     344        368.9      (13.7)      96
                                                              --------    ------      ---       ------     ------       --
% Below cost -- equity securities:
   (less than)20% Below cost................................        --        --       --          1.4       (0.1)       1
   20-50% Below cost........................................        --        --       --           --         --       --
   (greater than)50% Below cost.............................        --        --       --           --         --       --
                                                              --------    ------      ---       ------     ------       --
Total equity securities.....................................        --        --       --          1.4       (0.1)       1
                                                              --------    ------      ---       ------     ------       --
Investment grade............................................   1,596.1     (33.3)     323        361.0      (12.9)      91
Below investment grade......................................      59.9      (3.1)      21          7.9       (0.8)       5
Not rated equities..........................................        --        --       --          1.4       (0.1)       1
                                                              --------    ------      ---       ------     ------       --
Total temporarily impaired securities.......................  $1,656.0    $(36.4)     344       $370.3     $(13.8)      97
                                                              ========    ======      ===       ======     ======       ==

   The investment securities in an unrealized loss position as of December 31, 2005 consist of 441 securities accounting for unrealized losses of $50.2 million. Of the unrealized losses, 92.0% are investment grade (rated AAA through BBB-) and 95.2% are less than 20% below cost. The amount of the unrealized loss on these securities is primarily attributable to increases in interest rates and changes in credit spreads.

   For the investment securities in an unrealized loss position as of December 31, 2005, two securities are below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more accounting for unrealized losses of $2.5 million. These securities consist of two issuers in the airline and automotive industries and are current on all terms. The airline security is collateralized by commercial jet aircraft associated with a domestic airline. We believe this airline security holding is in a temporary loss position as a result of ongoing negative market reaction to difficulties in the commercial airline industry. The unrealized loss on the automotive investment was primarily caused by legacy issues and declines in market share. The automotive issuer continues to maintain significant liquidity relative to their maturities and we expect to collect full principal and interest.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investments until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2005.

   The following tables present the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2004:

                                                                    Less Than 12 Month               12 Months or More
                                                             -------------------------------- --------------------------------
                                                                          Gross                            Gross
                                                             Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)                                 fair value   losses   securities fair value   Losses   securities
----------------------------                                 ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   Government -- non U.S....................................   $  2.0     $  --         3       $36.5      $(3.3)       14
   U.S. Corporate...........................................    209.2      (2.5)       57          --         --        --
   Corporate -- non U.S.....................................     73.0      (1.0)       16         9.1       (0.4)        3
   Asset backed.............................................     10.8      (0.1)        5          --         --        --
   Mortgage backed..........................................    427.3      (4.2)       64         8.3       (0.3)        6
                                                               ------     -----       ---       -----      -----        --
Subtotal, fixed maturities..................................    722.3      (7.8)      145        53.9       (4.0)       23
Equity securities...........................................       --        --        --         1.4       (0.1)        1
                                                               ------     -----       ---       -----      -----        --
Total temporarily impaired securities.......................   $722.3     $(7.8)      145       $55.3      $(4.1)       24
                                                               ======     =====       ===       =====      =====        ==
% Below cost -- fixed maturities:
   (less than)20% Below cost................................   $722.3     $(7.8)      145       $51.3      $(2.8)       21
   20-50% Below cost........................................       --        --        --         2.6       (1.2)        2
   (greater than)50% Below cost.............................       --        --        --          --         --        --
                                                               ------     -----       ---       -----      -----        --
Total fixed maturities......................................    722.3      (7.8)      145        53.9       (4.0)       23
                                                               ------     -----       ---       -----      -----        --
% Below cost -- equity securities:
   (less than)20% Below cost................................       --        --        --         1.4       (0.1)        1
   20-50% Below cost........................................       --        --        --          --         --        --
   (greater than)50% Below cost.............................       --        --        --          --         --        --
                                                               ------     -----       ---       -----      -----        --
Total equity securities.....................................       --        --        --         1.4       (0.1)        1
                                                               ------     -----       ---       -----      -----        --
Investment grade............................................    704.8      (7.4)      137        39.6       (1.7)       17
Below investment grade......................................     15.6      (0.3)        7        14.3       (2.3)        6
Not rated equities..........................................      1.9      (0.1)        1         1.4       (0.1)        1
                                                               ------     -----       ---       -----      -----        --
Total temporarily impaired securities.......................   $722.3     $(7.8)      145       $55.3      $(4.1)       24
                                                               ======     =====       ===       =====      =====        ==

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2005 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


                                                 Amortized   Estimated
         (Dollar amounts in millions)           cost or cost fair value
         ----------------------------           ------------ ----------
         Due in one year or less...............   $  260.4    $  260.7
         Due after one year through five years.      711.0       710.4
         Due after five years through ten years      697.7       697.9
         Due after ten years...................      828.1       867.9
                                                  --------    --------
         Subtotal..............................    2,497.2     2,536.9
         Mortgage and asset-backed securities..    1,205.5     1,190.4
                                                  --------    --------
         Totals................................   $3,702.7    $3,727.3
                                                  ========    ========

   As of December 31, 2005, $236.1 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2005, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 28.5%, 24.4% and 14.5% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   At December 31, 2005, we did not hold any fixed maturity securities that exceeded 10% of stockholder's equity.

   At December 31, 2005 and 2004, there were no fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy).

   As required by law, we have investments on deposit with governmental authorities and banks for the protection of policyholders of $0.5 million at December 31, 2005 and 2004.

  (c) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   At December 31, 2005 and 2004, our U.S. commercial mortgage loan portfolio was $666.8 million and $543.3 million, net of allowance of $2.7 million and $4.7 million, respectively.

   At December 31, 2005 and 2004, respectively, we held $159.1 million and $125.1 million in U.S. commercial mortgages secured by real estate in California, comprising 23.9% and 23.0% of the total mortgage portfolio. For the years ended December 31, 2005 and 2004 respectively, we originated $45.2 million and $29.1 million of mortgages secured by real estate in California, which represent 20.7% and 20.5%, of our total US originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2005 and 2004) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.0 million and $5.5 million as of December 31, 2005 and 2004, respectively). Average investment in specifically impaired loans was $1.7 million, $2.2 million and $0.3 million during

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003

2005, 2004 and 2003, respectively. Interest income recognized on these loans while they were considered impaired was insignificant in each of the three years. There were no non-income producing mortgage loans as of December 31, 2005, 2004 and 2003.

   The following table presents the activity in the allowance for losses during the years ended December 31:

          (Dollar amounts in millions)            2005   2004   2003
          ----------------------------           -----  -----  -----
          Balance as of January 1............... $ 4.7  $ 4.2  $ 3.0
          Provision.............................   0.8    1.4    2.0
          Release...............................  (2.8)    --     --
          Amounts written off, net of recoveries    --   (0.9)  (0.8)
                                                 -----  -----  -----
          Balance as of December 31............. $ 2.7  $ 4.7  $ 4.2
                                                 =====  =====  =====

   During 2005, we adjusted our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $2.8 million of commercial mortgage loan reserves to net investment income in 2005.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Dollar amounts in millions)                                                              2005    2004    2003
----------------------------                                                             ------  ------  ------
Unamortized balance as of January 1..................................................... $272.7  $288.5  $236.7
Costs deferred..........................................................................   42.0    59.4    75.6
Amortization, net.......................................................................  (26.9)  (23.3)  (23.8)
Amounts transferred in connection with reinsurance transactions with Union Fidelity Life
  Insurance Company ("UFLIC")...........................................................     --   (51.9)     --
                                                                                         ------  ------  ------
Unamortized balance as of December 31...................................................  287.8   272.7   288.5
Cumulative effect of net unrealized investment (gains) losses...........................   11.7   (37.0)  (56.4)
                                                                                         ------  ------  ------
Balance as of December 31............................................................... $299.5  $235.7  $232.1
                                                                                         ======  ======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2005 and 2004, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                         2005                        2004
                                              --------------------------  --------------------------
                                              Gross carrying Accumulated  Gross carrying Accumulated
(Dollar amounts in millions)                      amount     amortization     amount     amortization
----------------------------                  -------------- ------------ -------------- ------------
Present value of future profits ("PVFP").....     $71.6         $(64.2)       $68.8         $(61.7)
Deferred sales inducements to contractholders       9.3           (0.9)         3.1           (0.1)
                                                  -----         ------        -----         ------
Total........................................     $80.9         $(65.1)       $71.9         $(61.8)
                                                  =====         ======        =====         ======

   Net amortization expense related to intangible assets for the years ended December 31, 2005, 2004, and 2003 was $2.5 million, $1.4 million and $10.5 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $0.8 million and $0.1 million was included in benefits and other changes in policy reserves for the years ended December 31, 2005 and 2004, respectively. There were no deferred sales inducements to contractholders in the year ended December 31, 2003.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Dollar amounts in millions)                                                2005   2004    2003
----------------------------                                               -----  ------  ------
Unamortized balance as of January 1....................................... $ 9.2  $ 86.9  $ 97.4
Interest accreted at 4.3%, 4.4% and 6.9%, respectively....................   0.3     0.4     6.3
Amortization..............................................................  (2.8)   (1.8)  (16.8)
Amounts transferred in connection with reinsurance transactions with UFLIC    --   (76.3)     --
                                                                           -----  ------  ------
Unamortized balance as of December 31.....................................   6.7     9.2    86.9
Cumulative effect of net unrealized investment (gains) losses.............   0.7    (2.1)   (4.0)
                                                                           -----  ------  ------
Balance as of December 31................................................. $ 7.4  $  7.1  $ 82.9
                                                                           =====  ======  ======

   The estimated percentage of the December 31, 2005 PVFP balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                                   2006 21.1%
                                   2007 18.8%
                                   2008 15.9%
                                   2009 13.0%
                                   2010 10.6%

   Amortization expense for PVFP for future periods will be affected by acquisitions, dispositions, realized gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (b) Goodwill

   Our goodwill balance, net of accumulated amortization, by segment was comprised of the following as of December 31, 2005 and 2004:

                    (Dollar amounts in millions)
                    ----------------------------
                    Retirement Income and Investments $25.3
                    Protection.......................  28.8
                    Corporate and Other..............    --
                                                      -----
                    Total............................ $54.1
                                                      =====

   No impairment charge was recognized in 2005, 2004 or 2003.

(5)Reinsurance

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, an indirect, wholly-owned subsidiary of GE, in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from Travelers Insurance Company ("Travelers"), a subsidiary of Citigroup, Inc. Our in-force variable annuity contracts, excluding the RetireReady/SM/ Retirement Answer

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003

("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $268.6 million and $280.6 million as of December 31, 2005 and 2004, respectively. Our in-force structured settlements reinsured had aggregate policyholder reserves of $394.4 million and $390.5 million as of December 31, 2005 and 2004, respectively. The block of long-term care insurance policies that we reinsured in 2000 from Travelers block of business had aggregate reserves of $559.7 million and $513.2 million as of December 31, 2005 and 2004, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $1.1 billion at January 1, 2004. As of December 31, 2005 and 2004, we had $174.8 million and $169.9 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically. The expense allowance was $2.5 million for the years ended December 31, 2005 and 2004.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   Certain policy risks are reinsured with other insurance companies to limit the amount of loss exposure. Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2005, we had no significant concentrations of reinsurance with any one reinsurer that could have a material impact on our results of operations.

   We have a reinsurance agreement with an affiliated company whereby we assumed all liabilities and future premiums related to the affiliate's New York business. Certain fixed maturities with a fair value of $43.7 million and $46.4 million as of December 31, 2005 and 2004, respectively were held in trust for the benefit of policyholders.

   The maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2 million. Net life insurance in force as of December 31, is summarized as follows:

           (Dollar amounts in millions)          2005   2004   2003
           ----------------------------         -----  -----  -----
           Direct life insurance in force...... $18.7  $12.8  $ 8.4
           Amounts assumed from other companies  74.9   83.9   90.1
           Amounts ceded to other companies....  (3.6)  (2.4)    --
                                                -----  -----  -----
           Net life insurance in force......... $90.0  $94.3  $98.5
                                                -----  -----  -----
           Percentage of amount assumed to net.  83.2%  89.0%  91.5%
                                                =====  =====  =====

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                            Written                 Earned
                                    ----------------------  ----------------------
(Dollar amounts in millions)         2005    2004    2003    2005    2004    2003
----------------------------        ------  ------  ------  ------  ------  ------
Direct............................. $181.6  $184.4  $162.5  $178.0  $180.6  $162.9
Assumed............................   78.3    83.7    78.7    76.7    84.4    80.1
Ceded..............................  (71.4)  (71.5)   (6.5)  (68.1)  (71.9)   (6.5)
                                    ------  ------  ------  ------  ------  ------
Net premiums....................... $188.5  $196.6  $234.7  $186.6  $193.1  $236.5
                                    ======  ======  ======  ======  ======  ======
Percentage of amount assumed to net                           41.1%   43.7%   33.9%
                                                            ======  ======  ======

   Reinsurance recoveries recognized as a reduction of benefit expenses amounted to $65.1 million, $68.3 million and $11.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance recoveries recognized as a reduction of change in policy reserves amounted to $51.7 million, $54.6 million and $0.3 million for the years ended December 31, 2005, 2004 and 2003.

(6) Future Annuity and Contract Benefits

  Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as estimates are revised.

   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                            Mortality/                 December 31,
                                            morbidity  Interest rate -----------------
(Dollar amounts in millions)                assumption  assumption     2005     2004
----------------------------                ---------- ------------- -------- --------
Investment contracts.......................   Account
                                              balance       N/A      $3,800.5 $3,750.4
Limited payment contracts..................     (a)     3.2% - 8.9%     473.3    421.9
Traditional life insurance contracts.......     (b)     6.0% - 7.5%       1.8      1.9
Universal life type contracts..............   Account
                                              balance       N/A           9.4      9.4
Accident and health........................     (c)     5.5% - 7.5%     869.3    751.4
                                                                     -------- --------
Total future annuity and contracts benefits                          $5,154.3 $4,935.0
                                                                     ======== ========

--------
(a)Principally modifications of the 1983 Individual Annuity Mortality Table.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
   Tables.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and the 1983 Individual Annuity Mortality Table.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   Assumptions as to persistency are based on the Company's experience.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding the Retirement Answer, to UFLIC, effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account.

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits.

   The total account value (excluding the block of business reinsured through the transaction mentioned above) of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $158.2 million and $75.1 million at December 31, 2005 and 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $0.2 million and $0.0 million at December 31, 2005 and 2004, respectively. The liability for our variable annuity contracts with death benefits net of reinsurance was $0.1 million and $0.0 million at December 31, 2005 and 2004, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

(7)Related-Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to a services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $65.0 million, $58.5 million and $33.6 million for the years ended December 31, 2005, 2004 and 2003, respectively. We also charge affiliates for certain services which aggregated $25.4 million, $18.4 million and $2.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   We have an investment management agreement with GE Asset Management Incorporated ("GEAM"), an affiliate of GE, under which we incurred expenses of $1.5 million, $2.5 million and $3.9 million payable to GEAM as compensation for the investment services during 2005, 2004 and 2003, respectively. We also pay Genworth, our ultimate parent, for investment related services. We paid $3.7 million and $1.5 million to Genworth in 2005 and 2004, respectively. We were not assessed these charges in 2003.

   We collected $2.9 million, $3.1 million and $3.0 million, respectively, of premiums from various GE affiliates for long-term care insurance provided to employees of such affiliates during 2005, 2004 and 2003, respectively.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GLIC. We have a revolving line of credit with GNA Corporation. We pay interest at the cost of funds of GNA Corporation, which were 4.3%, 2.2% and 1.3%, as of December 31, 2005, 2004 and 2003,
respectively. There was no amount outstanding as of December 31, 2005. The amount outstanding as of December 31, 2004 was $36.3 million and was included with other liabilities in the Consolidated Balance Sheet.

(8)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

(Dollar amounts in millions)                            2005   2004    2003
----------------------------                           -----  ------  ------
Current federal income taxes.......................... $(0.5) $ (4.8) $(17.6)
Deferred federal income taxes.........................  20.2   (17.4)   27.6
                                                       -----  ------  ------
   Total federal income taxes.........................  19.7   (22.2)   10.0
                                                       -----  ------  ------
Current state income taxes............................  (0.5)   (3.5)     --
Deferred state income taxes...........................   0.5      --      --
                                                       -----  ------  ------
       Total state income taxes.......................    --    (3.5)     --
                                                       -----  ------  ------
       Total provision (benefit) for income taxes..... $19.7  $(25.7) $ 10.0
                                                       =====  ======  ======

   The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

(Dollar amounts in millions)                       2005   2004   2003
----------------------------                       ----  -----   ----
Statutory U.S federal income tax rate............. 35.0%  35.0%  35.0%
Reinsurance transaction with UFLIC................   --  (78.5)    --
State income tax, net of federal income tax effect   --   (4.3)    --
Other, net........................................ (3.8)  (0.4)  (0.3)
                                                   ----  -----   ----
Effective rate.................................... 31.2% (48.2)% 34.7%
                                                   ====  =====   ====

   The components of the net deferred income tax liability at December 31, are as follows:

(Dollar amounts in millions)                       2005   2004
----------------------------                      ------ ------
Assets:
   Accrued commissions and general expenses...... $  2.3 $  6.9
   Future annuity and contract benefits..........   47.5   77.4
   Other, net....................................    9.6    4.9
                                                  ------ ------
       Total deferred income tax assets..........   59.4   89.2
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.   15.1   29.0
   Investments...................................    2.0    1.2
   Present value of future profits...............    2.8    4.0
   Deferred acquisition costs....................   78.0   69.6
   Other, net....................................    3.4   20.5
                                                  ------ ------
       Total deferred income tax liability.......  101.3  124.3
                                                  ------ ------
   Net deferred income tax liability............. $ 41.9 $ 35.1
                                                  ====== ======

   Based on an analysis, management believes it is more likely than not the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


   We received federal and state taxes of $(9.9) million, $(20.4) million and $(2.9) million for the years ended December 31, 2005, 2004 and 2003, respectively.

   As of December 31, 2005, the current income tax payable with affiliates, included in other liabilities was $2.2 million. As of December 31, 2004, the current income tax receivable with affiliates, included in other assets was $6.6 million.

(9)Commitments and Contingencies

  Commitments

   We were committed to fund $22.8 million and $21.5 million as of December 31, 2005 and 2004, respectively, in U.S. commercial mortgage loans, which will be held for investment purposes.

  Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Balance Sheets at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, securities lending collateral and separate accounts. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized as of December 31, 2005 and 2004.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                                2005                         2004
                                                    ---------------------------- ----------------------------
                                                    Notional Carrying Estimated  Notional Carrying Estimated
(Dollar amounts in millions)                         amount   amount  fair value  amount   amount  fair value
----------------------------                        -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage loans.......................  $  (a)  $  666.8  $  673.1   $  (a)  $  543.3  $  568.4
Liabilities:
   Investment contract benefits....................     (a)   3,800.5   3,680.6      (a)   3,750.4   3,631.8
Other firm commitments:
   Ordinary course of business lending commitments.   22.8         --        --    21.5         --        --

--------
(a)These financial instruments do not have notional amounts.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


(11)Restrictions on Dividends

   State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to stockholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval.

(12)Supplementary Statutory Basis Financial Data (unaudited)

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no significant permitted accounting practices.

   Statutory net income (loss) for the years ended December 31, 2005, 2004 and 2003 was $88.2 million, $(19.8) million and $(32.4) million, respectively. Statutory capital and surplus was $347.0 million and $268.1 million as of December 31, 2005 and 2004, respectively.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk,
(2) insurance risk, (3) interest rate risk, and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2005 and 2004, we had total adjusted capital in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC level.

   The New York Insurance Department ("NYID") has informed us that it is mandating that underwriters of long-term care insurance in the State of New York use a deterministic methodology with NYID-specified provisions for adverse deviation in cash flow testing for long term care statutory basis reserves. As part on an ongoing discussion regarding the propriety of using this methodology, we have agreed to establish additional long-term care statutory basis reserves using this NYID-mandated approach beginning for the first quarter of 2006. Using this approach would have increased our long-term care statutory basis reserves by as much as $220.0 million as of December 31, 2005. We continue to object to the NYID methodology for long-term care statutory basis reserves, however, and we are in continuing discussions regarding whether the methodology and assumptions are appropriate.

   If we had used the NYID-mandated approach as of December 31, 2005, our total adjusted capital would have remained in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC level.

(13)Operating Segment Information

   We conduct our operations through three business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance, (2) Protection, which includes our long-term care insurance and (3) Corporate and Other includes net realized investment gains (losses), interest expense and unallocated corporate income and expenses. See Note 1 for further discussion of our principal products.

   We use the same accounting policies and procedures to measure segment earnings and assets as we use to measure our consolidated net income and assets. Segment earnings are generally income before income taxes and cumulative effect of accounting change. Realized gains (losses), net of taxes, are allocated to the Corporate and Other segment. Segment earnings represent the basis on which the performance of our business is assessed by management. Premiums and fees, other income,

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003

benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   The following is a summary of segment activity as of and for the years ended December 31, 2005, 2004, and 2003:

                                                           Retirement
2005                                                        Income &              Corporate and
(Dollar amounts in millions)                               Investments Protection     Other       Total
----------------------------                               ----------- ---------- ------------- --------
Revenues:
Net investment income.....................................  $  204.3    $   42.4     $ (0.1)    $  246.6
Premiums..................................................      58.7       127.9         --        186.6
Net realized investment (loss)............................        --          --       (4.4)        (4.4)
Other income..............................................       6.2         0.6         --          6.8
                                                            --------    --------     ------     --------
   Total revenues.........................................     269.2       170.9       (4.5)       435.6
                                                            --------    --------     ------     --------
Benefits and expenses:
Interest credited.........................................     122.9         0.4        0.1        123.4
Benefits and other changes in policy reserves.............      60.8       115.8         --        176.6
Acquisition and operating expenses, net of deferrals......      18.5        21.5        3.1         43.1
Amortization of deferred acquisition costs and intangibles      23.9         5.5         --         29.4
                                                            --------    --------     ------     --------
   Total benefits and expenses............................     226.1       143.2        3.2        372.5
                                                            --------    --------     ------     --------
Income (loss) before income taxes.........................      43.1        27.7       (7.7)        63.1
Provision (benefit) for income taxes......................      15.2         9.8       (5.3)        19.7
                                                            --------    --------     ------     --------
Net income (loss).........................................  $   27.9    $   17.9     $ (2.4)    $   43.4
                                                            ========    ========     ======     ========
Total assets..............................................  $4,942.4    $1,469.3     $278.1     $6,689.8
                                                            ========    ========     ======     ========

                                                           Retirement
2004                                                        Income &              Corporate and
(Dollar amounts in millions)                               Investments Protection     Other       Total
----------------------------                               ----------- ---------- ------------- --------
Revenues:
Net investment income.....................................  $  186.8    $   31.9     $  1.0     $  219.7
Premiums..................................................      79.0       114.1         --        193.1
Net realized investment (loss)............................        --          --       (0.3)        (0.3)
Other income..............................................       3.6         0.8        0.8          5.2
                                                            --------    --------     ------     --------
   Total revenues.........................................     269.4       146.8        1.5        417.7
                                                            --------    --------     ------     --------
Benefits and expenses:
Interest credited.........................................     120.4         0.5         --        120.9
Benefits and other changes in policy reserves.............      82.9        97.6         --        180.5
Acquisition and operating expenses, net of deferrals......      17.1        20.0        1.2         38.3
Amortization of deferred acquisition costs and intangibles      20.3         4.4         --         24.7
                                                            --------    --------     ------     --------
   Total benefits and expenses............................     240.7       122.5        1.2        364.4
                                                            --------    --------     ------     --------
Income before income taxes................................      28.7        24.3        0.3         53.3
Provision (benefit) for income taxes......................      10.3         8.5      (44.5)       (25.7)
                                                            --------    --------     ------     --------
Net income................................................  $   18.4    $   15.8     $ 44.8     $   79.0
                                                            ========    ========     ======     ========
Total assets..............................................  $4,711.3    $1,245.8     $483.2     $6,440.3
                                                            ========    ========     ======     ========

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2005, 2004 and 2003


                                                           Retirement
2003                                                        Income &              Corporate and
(Dollar amounts in millions)                               Investments Protection     Other     Total
----------------------------                               ----------- ---------- ------------- ------
Revenues:
Net investment income (loss)..............................   $206.3      $ 51.5      $(12.3)    $245.5
Premiums..................................................     63.0       173.5          --      236.5
Net realized investment gains.............................       --          --         3.1        3.1
Other income..............................................      2.0         0.8          --        2.8
                                                             ------      ------      ------     ------
   Total revenues.........................................    271.3       225.8        (9.2)     487.9
                                                             ------      ------      ------     ------
Benefits and expenses:
Interest credited.........................................    142.2         0.5          --      142.7
Benefits and other changes in policy reserves.............     84.0       169.2          --      253.2
Acquisition and operating expenses, net of deferrals......      6.0        26.7        (3.7)      29.0
Amortization of deferred acquisition costs and intangibles     19.8        14.5          --       34.3
                                                             ------      ------      ------     ------
   Total benefits and expenses............................    252.0       210.9        (3.7)     459.2
                                                             ------      ------      ------     ------
Income (loss) before income taxes.........................     19.3        14.9        (5.5)      28.7
Provision (benefit) for income taxes......................      7.0         5.3        (2.3)      10.0
                                                             ------      ------      ------     ------
Net income (loss).........................................   $ 12.3      $  9.6      $ (3.2)    $ 18.7
                                                             ======      ======      ======     ======